UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Spartan® International Index Fund

November 30, 2015

SPI-QTLY-0116
1.810719.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 6.4%
AGL Energy Ltd.	815,352	$9,758,915
Alumina Ltd.	2,988,887	2,431,758
Amcor Ltd.	1,433,441	14,015,704
AMP Ltd.	3,571,867	15,008,242
APA Group unit	1,349,014	8,682,902
Aristocrat Leisure Ltd.	652,489	4,478,142
Asciano Ltd.	1,174,370	7,261,553
ASX Ltd.	232,379	6,955,858
Aurizon Holdings Ltd.	2,566,178	10,337,140
Australia & New Zealand Banking Group Ltd.	3,478,884	68,271,814
Bank of Queensland Ltd.	458,826	4,532,702
Bendigo & Adelaide Bank Ltd.	544,571	4,395,185
BHP Billiton Ltd.	3,888,535	51,706,102
Boral Ltd.	950,024	3,895,615
Brambles Ltd.	1,919,319	15,115,881
Caltex Australia Ltd.	324,672	8,058,432
Challenger Ltd.	680,000	4,150,589
Cimic Group Ltd.	118,925	2,154,464
Coca-Cola Amatil Ltd.	700,640	4,575,527
Cochlear Ltd.	68,582	4,680,611
Commonwealth Bank of Australia	2,056,746	118,147,257
Computershare Ltd.	578,199	4,871,488
Crown Ltd.	444,450	3,741,401
CSL Ltd.	565,880	40,969,459
DEXUS Property Group unit	1,144,829	6,358,582
DUET Group	2,800,000	4,758,656
Flight Centre Travel Group Ltd. (a)	67,523	1,756,998
Fortescue Metals Group Ltd. (a)	1,866,834	2,646,185
Goodman Group unit	2,131,611	9,434,476
Harvey Norman Holdings Ltd.	659,178	1,945,008
Healthscope Ltd.	1,434,295	2,790,289
Iluka Resources Ltd.	491,294	2,042,997
Incitec Pivot Ltd.	2,019,536	5,520,798
Insurance Australia Group Ltd.	2,846,253	11,403,592
Lendlease Group unit	664,540	6,127,590
Macquarie Group Ltd.	359,027	21,137,970
Medibank Private Ltd.	3,334,947	5,595,454
Mirvac Group unit	4,454,165	6,007,635
National Australia Bank Ltd.	3,195,260	67,757,978
Newcrest Mining Ltd. (b)	922,613	7,279,520
Orica Ltd. (a)	446,689	5,104,119
Origin Energy Ltd.	2,109,728	8,544,230
Platinum Asset Management Ltd.	268,539	1,567,254
Qantas Airways Ltd.	1,080,230	2,843,649
QBE Insurance Group Ltd.	1,654,002	14,916,293
Ramsay Health Care Ltd.	170,984	8,291,110
realestate.com.au Ltd.	63,974	2,322,553
Rio Tinto Ltd.	517,073	17,167,916
Santos Ltd. (a)	1,913,056	5,547,924
Scentre Group unit	6,437,580	18,622,631
SEEK Ltd. (a)	396,028	3,975,335
Sonic Healthcare Ltd.	470,731	6,920,996
South32 Ltd. (b)	6,446,071	5,547,540
SP AusNet	2,200,393	2,394,943
Stockland Corp. Ltd. unit	2,909,765	8,417,368
Suncorp Group Ltd.	1,556,502	15,072,618
Sydney Airport unit	1,298,285	6,196,870
Tabcorp Holdings Ltd.	980,416	3,240,298
Tatts Group Ltd.	1,752,400	5,272,116
Telstra Corp. Ltd.	5,169,465	19,987,750
The GPT Group unit	2,156,157	7,204,117
TPG Telecom Ltd.	346,747	2,590,428
Transurban Group:
unit	2,312,756	17,344,708
unit (c)(d)	128,487	963,601
Treasury Wine Estates Ltd.	889,137	4,867,691
Vicinity Centers unit	4,036,711	7,911,437
Wesfarmers Ltd.	1,355,004	37,325,873
Westfield Corp. unit (b)	2,388,480	16,582,548
Westpac Banking Corp.	4,017,510	93,177,817
Woodside Petroleum Ltd.	897,930	19,552,921
Woolworths Ltd.	1,531,230	26,211,816

TOTAL AUSTRALIA		976,446,939

Austria - 0.2%
Andritz AG	93,073	4,883,871
Erste Group Bank AG (b)	336,489	10,324,227
IMMOEAST AG (a)(b)	321,410	3
OMV AG	178,802	5,103,492
Raiffeisen International Bank-Holding AG (b)	144,080	2,254,493
Voestalpine AG	137,840	4,485,553

TOTAL AUSTRIA		27,051,639

Bailiwick of Jersey - 1.0%
Experian PLC	1,194,527	22,161,012
Glencore Xstrata PLC	14,821,303	21,587,959
Petrofac Ltd.	316,568	3,933,460
Randgold Resources Ltd.	113,179	6,928,931
Shire PLC	716,669	49,892,483
Wolseley PLC	315,000	18,287,404
WPP PLC	1,574,284	36,382,843

TOTAL BAILIWICK OF JERSEY		159,174,092

Belgium - 1.4%
Ageas	256,372	11,215,366
Anheuser-Busch InBev SA NV	973,513	125,161,230
Belgacom SA	180,785	5,971,877
Colruyt NV	82,725	4,099,205
Delhaize Group SA	124,925	12,507,716
Groupe Bruxelles Lambert SA	96,238	7,907,674
KBC Groep NV	301,648	18,006,900
Solvay SA Class A	71,668	8,257,356
Telenet Group Holding NV (b)	62,680	3,423,147
UCB SA	153,120	13,673,556
Umicore SA	121,570	5,027,971

TOTAL BELGIUM		215,251,998

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd. (a)	759,450	6,650,801
First Pacific Co. Ltd.	2,724,665	1,694,308
Hongkong Land Holdings Ltd.	700,000	4,893,000
Kerry Properties Ltd.	764,681	2,154,948
Li & Fung Ltd.	7,123,246	4,905,962
Noble Group Ltd.	5,713,835	1,721,584
NWS Holdings Ltd.	1,782,209	2,500,878
Shangri-La Asia Ltd.	1,565,380	1,455,660
Yue Yuen Industrial (Holdings) Ltd.	883,000	3,205,857

TOTAL BERMUDA		29,182,998

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	281,829	2,146,400
Cheung Kong Property Holdings Ltd.	3,343,425	21,798,056
CK Hutchison Holdings Ltd.	3,283,425	43,067,837
Melco Crown Entertainment Ltd. sponsored ADR	88,061	1,430,991
MGM China Holdings Ltd.	1,140,800	1,500,772
Sands China Ltd.	2,932,800	9,910,344
WH Group Ltd. (b)	7,013,500	3,618,260
Wynn Macau Ltd. (a)	1,901,600	2,366,745

TOTAL CAYMAN ISLANDS		85,839,405

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	4,694	7,039,953
Series B	8,544	13,043,998
Carlsberg A/S Series B	129,901	11,047,302
Christian Hansen Holding A/S	120,000	7,530,325
Coloplast A/S Series B	134,683	10,929,445
Danske Bank A/S	850,538	22,826,202
DSV de Sammensluttede Vognmaend A/S	213,888	8,317,976
ISS Holdings A/S	176,371	6,152,085
Novo Nordisk A/S Series B	2,371,989	130,473,655
Novozymes A/S Series B	285,368	13,720,684
Pandora A/S	137,992	16,357,242
TDC A/S	975,549	5,124,325
Tryg A/S	145,532	2,833,948
Vestas Wind Systems A/S	270,239	17,631,812
William Demant Holding A/S (b)	30,649	2,942,908

TOTAL DENMARK		275,971,860

Finland - 0.9%
Elisa Corp. (A Shares)	171,164	6,376,536
Fortum Corp.	540,665	7,894,531
Kone Oyj (B Shares) (a)	408,199	17,419,506
Metso Corp.	138,695	3,443,648
Neste Oyj	153,328	4,419,324
Nokia Corp.	4,457,073	32,144,342
Nokian Tyres PLC	138,265	5,427,016
Orion Oyj (B Shares)	123,520	4,125,265
Sampo Oyj (A Shares)	540,289	26,783,923
Stora Enso Oyj (R Shares)	668,429	6,603,238
UPM-Kymmene Corp.	645,598	12,325,666
Wartsila Corp.	180,317	8,104,462

TOTAL FINLAND		135,067,457

France - 9.1%
Accor SA	252,178	10,641,560
Aeroports de Paris	35,555	4,027,036
Air Liquide SA	126,925	15,488,851
Air Liquide SA (b)	11,330	1,382,617
Alcatel-Lucent SA (b)	3,409,546	13,416,988
Alstom SA (a)(b)	262,149	8,147,176
Arkema SA	79,084	5,697,697
Atos Origin SA	104,289	8,538,355
AXA SA	2,373,091	64,122,746
BIC SA	34,545	5,682,820
BNP Paribas SA	1,282,684	76,041,382
Bollore Group	1,035,491	4,766,767
Bollore Group (b)	4,760	21,877
Bouygues SA	244,045	9,187,044
Bureau Veritas SA	319,860	6,588,298
Capgemini SA	187,727	17,319,307
Carrefour SA	735,085	22,662,765
Casino Guichard Perrachon SA	68,358	3,908,744
Christian Dior SA	65,535	11,992,542
CNP Assurances	201,034	2,799,465
Compagnie de St. Gobain	576,572	25,440,612
Credit Agricole SA	1,274,261	15,374,980
Danone SA	701,151	49,030,305
Dassault Systemes SA	154,245	12,276,346
Edenred SA	245,477	5,087,321
EDF SA (b)	14,600	217,579
EDF SA (b)	186,140	2,773,977
EDF SA	90,745	1,352,340
Engie	1,768,041	30,803,711
Essilor International SA	248,549	32,444,779
Eurazeo SA	48,199	3,240,336
Eutelsat Communications	205,872	6,144,772
Fonciere des Regions	35,955	3,189,114
Gecina SA	41,293	4,986,694
Groupe Eurotunnel SA	565,238	7,223,161
Hermes International SCA	31,687	11,156,843
ICADE	42,579	3,004,221
Iliad SA	31,959	7,128,062
Imerys SA	43,000	2,914,440
Ingenico SA	66,194	8,333,026
JCDecaux SA	91,507	3,392,562
Kering SA	91,645	15,836,142
Klepierre SA	265,882	12,068,221
L'Oreal SA (b)	196,844	34,856,699
L'Oreal SA (b)	5,100	903,097
L'Oreal SA	102,959	18,231,751
Lagardere S.C.A. (Reg.)	139,548	4,117,984
Legrand SA	321,493	18,913,017
LVMH Moet Hennessy - Louis Vuitton SA	338,096	56,635,285
Michelin CGDE Series B	225,195	22,579,536
Natixis SA	1,131,003	6,859,077
Numericable Group SA (b)	121,333	5,195,077
Orange SA	2,403,128	41,489,187
Pernod Ricard SA	257,138	29,259,845
Peugeot Citroen SA (b)	524,272	9,366,780
Publicis Groupe SA	227,430	14,342,429
Remy Cointreau SA	29,822	2,115,476
Renault SA	232,323	23,443,967
Rexel SA	360,930	4,944,081
Safran SA	353,243	25,892,636
Sanofi SA	1,425,429	126,684,021
Schneider Electric SA	671,951	42,450,524
SCOR SE	181,967	7,136,589
Societe Generale Series A	877,407	41,827,525
Sodexo SA	28,208	2,788,384
Sodexo SA (b)	77,845	7,695,042
Sodexo SA (b)	6,851	677,227
Suez Environnement SA	356,295	6,755,278
Technip SA	126,930	6,636,565
Thales SA	125,847	9,369,948
Total SA	2,656,455	131,543,456
Unibail-Rodamco	119,079	30,588,118
Valeo SA	96,011	14,866,094
Veolia Environnement SA	543,318	13,012,882
VINCI SA	577,595	37,567,482
Vivendi SA	1,416,482	29,754,041
Wendel SA	36,204	4,314,751
Zodiac Aerospace	245,742	6,654,540

TOTAL FRANCE		1,395,321,972

Germany - 8.6%
adidas AG	253,334	24,468,522
Allianz SE	553,248	97,753,778
Axel Springer Verlag AG	54,807	3,059,771
BASF AG	1,112,308	92,065,874
Bayer AG	1,002,304	133,219,987
Bayerische Motoren Werke AG (BMW)	400,221	43,680,766
Beiersdorf AG	122,482	11,406,053
Brenntag AG	186,365	10,181,903
Commerzbank AG (b)	1,289,219	14,193,336
Continental AG	133,105	32,162,558
Daimler AG (Germany)	1,165,608	104,346,955
Deutsche Bank AG	1,669,930	42,882,880
Deutsche Boerse AG	234,065	20,047,631
Deutsche Lufthansa AG (b)	268,272	3,844,901
Deutsche Post AG	1,173,391	34,168,789
Deutsche Telekom AG	3,843,461	70,838,044
Deutsche Wohnen AG (Bearer)	405,054	11,146,213
E.ON AG	2,423,172	22,988,988
Evonik Industries AG	168,795	5,767,527
Fraport AG Frankfurt Airport Services Worldwide	49,865	3,049,927
Fresenius Medical Care AG & Co. KGaA	264,187	21,788,788
Fresenius SE & Co. KGaA	461,195	33,803,630
GEA Group AG	220,401	9,146,925
Hannover Reuck SE	72,089	8,435,344
HeidelbergCement Finance AG	170,128	13,545,865
Henkel AG & Co. KGaA	136,488	13,101,151
Hugo Boss AG	80,383	6,962,451
Infineon Technologies AG	1,364,053	20,035,511
K&S AG	231,291	6,583,341
Kabel Deutschland Holding AG	22,919	2,804,105
Lanxess AG	111,653	5,686,008
Linde AG	224,876	39,262,200
MAN SE	43,085	4,275,830
Merck KGaA	156,879	16,067,854
Metro AG	215,093	7,172,215
Muenchener Rueckversicherungs AG	206,555	41,534,801
OSRAM Licht AG	106,812	4,509,575
ProSiebenSat.1 Media AG	264,908	13,910,461
RWE AG	593,884	6,789,401
SAP AG	1,189,801	93,958,228
Siemens AG	959,805	99,704,140
Symrise AG	149,081	10,090,189
Telefonica Deutschland Holding AG	716,790	4,029,724
Thyssenkrupp AG	469,506	9,993,059
TUI AG	277,478	4,617,418
TUI AG	325,406	5,400,836
United Internet AG	147,069	7,839,211
Volkswagen AG (a)	42,894	6,385,531
Vonovia SE	563,816	17,474,853
Zalando SE (b)	100,000	3,391,526

TOTAL GERMANY		1,319,574,574

Hong Kong - 2.3%
AIA Group Ltd.	14,581,600	87,074,538
Bank of East Asia Ltd.	1,527,711	5,457,905
BOC Hong Kong (Holdings) Ltd.	4,458,566	13,657,268
Cathay Pacific Airways Ltd.	1,284,327	2,266,036
CLP Holdings Ltd.	2,288,157	19,123,432
Galaxy Entertainment Group Ltd.	2,825,000	8,307,270
Hang Lung Properties Ltd.	2,680,423	6,278,042
Hang Seng Bank Ltd.	922,401	16,714,797
Henderson Land Development Co. Ltd.	1,388,048	8,548,361
HK Electric Investments Ltd. unit	3,200,000	2,550,607
HKT Trust/HKT Ltd. unit	3,139,760	3,976,610
Hong Kong & China Gas Co. Ltd.	8,377,095	16,444,213
Hong Kong Exchanges and Clearing Ltd.	1,372,266	35,627,126
Hysan Development Co. Ltd.	752,677	3,179,252
Link (REIT)	2,766,308	16,822,372
MTR Corp. Ltd.	1,758,273	8,163,827
New World Development Co. Ltd.	6,421,388	6,393,685
PCCW Ltd.	4,878,452	2,950,937
Power Assets Holdings Ltd.	1,671,176	14,926,122
Sino Land Ltd.	3,591,312	5,326,672
SJM Holdings Ltd.	2,333,000	1,712,111
Sun Hung Kai Properties Ltd.	2,079,676	25,561,927
Swire Pacific Ltd. (A Shares)	741,384	8,089,442
Swire Properties Ltd.	1,391,200	4,037,171
Techtronic Industries Co. Ltd.	1,666,500	6,759,755
Wharf Holdings Ltd.	1,761,585	10,110,407
Wheelock and Co. Ltd.	1,090,000	4,709,516

TOTAL HONG KONG		344,769,401

Ireland - 0.4%
Bank of Ireland (b)	33,127,766	12,355,403
CRH PLC	986,756	28,977,495
CRH PLC sponsored ADR	2,500	73,300
James Hardie Industries PLC CDI	537,183	6,355,709
Kerry Group PLC Class A	189,778	15,316,955
Ryanair Holdings PLC	255,192	3,821,908
Ryanair Holdings PLC sponsored ADR	454	34,913

TOTAL IRELAND		66,935,683

Isle of Man - 0.0%
Genting Singapore PLC	7,431,059	4,003,832
Israel - 0.7%
Azrieli Group	42,419	1,633,628
Bank Hapoalim BM (Reg.)	1,274,963	6,592,904
Bank Leumi le-Israel BM (b)	1,707,415	6,169,812
Bezeq The Israel Telecommunication Corp. Ltd.	2,332,837	5,025,341
Check Point Software Technologies Ltd. (b)	80,000	6,983,200
Delek Group Ltd.	5,698	1,283,965
Israel Chemicals Ltd.	6,430	32,536
Israel Chemicals Ltd.	603,787	3,036,441
Mizrahi Tefahot Bank Ltd.	163,666	1,936,573
NICE Systems Ltd.	60,460	3,671,962
NICE Systems Ltd. sponsored ADR (a)	8,696	534,543
Taro Pharmaceutical Industries Ltd. (b)	9,000	1,303,470
Teva Pharmaceutical Industries Ltd.	938,658	59,129,323
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,482	6,763,842

TOTAL ISRAEL		104,097,540

Italy - 2.1%
Assicurazioni Generali SpA	1,410,730	26,829,122
Atlantia SpA	499,369	13,190,208
Banca Monte dei Paschi di Siena SpA (b)	3,053,252	4,793,707
Banco Popolare Societa Cooperativa (b)	439,793	6,342,654
Enel Green Power SpA	2,126,478	4,491,214
Enel SpA	8,535,054	37,639,927
Eni SpA	3,080,935	50,106,625
EXOR SpA	117,941	5,285,980
Finmeccanica SpA (b)	489,352	7,088,411
Intesa Sanpaolo SpA	15,284,770	52,452,354
Intesa Sanpaolo SpA (Risparmio Shares)	1,190,154	3,739,678
Luxottica Group SpA	203,105	13,583,584
Mediobanca SpA	703,918	6,745,582
Prysmian SpA	241,431	5,280,237
Saipem SpA (a)	322,136	2,784,086
Snam Rete Gas SpA	2,548,651	12,952,258
Telecom Italia SpA (a)(b)	13,871,210	17,917,689
Terna SpA	1,818,050	8,951,211
UniCredit SpA	5,789,861	33,981,477
Unione di Banche Italiane ScpA	1,089,808	7,415,252
Unione di Banche Italiane ScpA rights	1,089,808	12
Unipolsai SpA	1,356,476	3,499,837

TOTAL ITALY		325,071,105

Japan - 22.9%
ABC-MART, Inc.	31,000	1,687,246
ACOM Co. Ltd. (b)	484,800	2,406,278
AEON Co. Ltd.	789,000	12,241,998
AEON Financial Service Co. Ltd.	134,600	3,100,939
AEON MALL Co. Ltd.	140,440	2,412,921
Air Water, Inc.	190,000	3,083,834
Aisin Seiki Co. Ltd.	231,300	9,263,274
Ajinomoto Co., Inc.	683,866	15,680,031
Alfresa Holdings Corp.	212,000	4,202,112
All Nippon Airways Ltd.	1,271,000	3,577,591
Alps Electric Co. Ltd.	208,800	6,564,224
Amada Holdings Co. Ltd.	423,700	4,171,604
Aozora Bank Ltd.	1,391,000	4,904,094
Asahi Glass Co. Ltd.	1,178,677	6,932,268
Asahi Group Holdings	468,703	14,696,942
Asahi Kasei Corp.	1,533,727	10,491,889
Asics Corp.	194,600	4,445,290
Astellas Pharma, Inc.	2,567,700	36,137,913
Bandai Namco Holdings, Inc.	215,950	4,808,440
Bank of Kyoto Ltd.	411,000	3,829,545
Bank of Yokohama Ltd.	1,370,084	8,063,573
Benesse Holdings, Inc.	80,000	2,027,620
Bridgestone Corp.	787,579	28,022,713
Brother Industries Ltd.	287,000	3,434,208
Calbee, Inc.	88,200	3,646,937
Canon, Inc.	1,324,644	40,029,430
Casio Computer Co. Ltd. (a)	242,200	5,341,779
Central Japan Railway Co.	174,600	31,182,624
Chiba Bank Ltd.	866,674	5,977,305
Chubu Electric Power Co., Inc.	776,764	10,717,576
Chugai Pharmaceutical Co. Ltd.	271,225	9,474,147
Chugoku Electric Power Co., Inc.	356,800	4,570,866
Citizen Holdings Co. Ltd.	322,566	2,384,525
Credit Saison Co. Ltd.	181,752	3,431,289
Dai Nippon Printing Co. Ltd.	657,242	6,422,925
Dai-ichi Mutual Life Insurance Co.	1,304,600	22,573,501
Daicel Chemical Industries Ltd.	355,300	5,201,061
Daihatsu Motor Co. Ltd.	235,700	3,059,696
Daiichi Sankyo Kabushiki Kaisha	773,270	15,936,523
Daikin Industries Ltd.	283,794	19,941,658
Dainippon Sumitomo Pharma Co. Ltd.	188,100	2,263,007
Daito Trust Construction Co. Ltd.	86,463	8,983,442
Daiwa House Industry Co. Ltd.	725,084	20,197,506
Daiwa Securities Group, Inc.	2,011,985	13,014,977
DENSO Corp.	588,738	28,088,207
Dentsu, Inc.	262,600	14,740,585
Don Quijote Holdings Co. Ltd.	143,500	5,682,880
East Japan Railway Co.	405,000	38,229,894
Eisai Co. Ltd.	304,878	19,805,925
Electric Power Development Co. Ltd.	178,880	5,718,057
FamilyMart Co. Ltd.	69,000	3,077,254
Fanuc Corp.	246,572	43,948,325
Fast Retailing Co. Ltd.	64,200	25,961,625
Fuji Electric Co. Ltd.	673,153	3,100,550
Fuji Heavy Industries Ltd.	711,100	29,391,363
Fujifilm Holdings Corp.	558,805	22,633,645
Fujitsu Ltd.	2,252,075	11,371,973
Fukuoka Financial Group, Inc.	928,300	4,501,991
GungHo Online Entertainment, Inc. (a)	507,600	1,566,921
Gunma Bank Ltd.	450,663	2,705,442
Hakuhodo DY Holdings, Inc.	283,200	3,041,352
Hamamatsu Photonics K.K.	172,000	4,310,479
Hankyu Hanshin Holdings, Inc.	1,389,000	8,891,405
Hikari Tsushin, Inc.	23,100	1,662,600
Hino Motors Ltd.	311,900	3,787,900
Hirose Electric Co. Ltd.	36,012	4,382,289
Hiroshima Bank Ltd.	605,000	3,440,292
Hisamitsu Pharmaceutical Co., Inc.	68,400	2,917,141
Hitachi Chemical Co. Ltd.	126,800	2,111,617
Hitachi Construction Machinery Co. Ltd.	127,600	2,002,626
Hitachi High-Technologies Corp.	82,800	2,283,558
Hitachi Ltd.	5,853,271	34,549,039
Hitachi Metals Ltd.	258,100	3,346,284
Hokuhoku Financial Group, Inc.	1,466,000	3,108,253
Hokuriku Electric Power Co., Inc.	201,200	2,750,768
Honda Motor Co. Ltd.	1,972,460	64,393,150
Honda Motor Co. Ltd. sponsored ADR	2,457	80,295
Hoshizaki Electric Co. Ltd.	46,000	3,232,331
Hoya Corp.	515,516	20,897,034
Hulic Co. Ltd.	360,300	3,307,384
Idemitsu Kosan Co. Ltd.	105,000	1,738,343
IHI Corp.	1,699,185	4,444,659
Iida Group Holdings Co. Ltd.	191,700	3,728,106
INPEX Corp.	1,153,600	11,456,344
Isetan Mitsukoshi Holdings Ltd.	430,887	6,570,064
Isuzu Motors Ltd.	718,400	8,082,729
Itochu Corp.	1,912,086	23,330,245
ITOCHU Techno-Solutions Corp.	57,600	1,189,901
Iyo Bank Ltd.	289,000	2,880,609
J. Front Retailing Co. Ltd.	290,200	4,787,946
Japan Airlines Co. Ltd.	137,300	4,695,638
Japan Airport Terminal Co. Ltd.	51,100	2,577,831
Japan Exchange Group, Inc.	662,200	10,382,177
Japan Post Bank Co. Ltd. (b)	480,000	6,784,728
Japan Post Holdings Co. Ltd. (b)	540,000	8,365,394
Japan Prime Realty Investment Corp.	994	3,431,763
Japan Real Estate Investment Corp.	1,595	7,592,770
Japan Retail Fund Investment Corp.	2,951	5,645,496
Japan Tobacco, Inc.	1,332,300	47,729,025
JFE Holdings, Inc.	592,375	9,345,185
JGC Corp.	248,117	4,216,578
Joyo Bank Ltd.	757,941	3,515,713
JSR Corp.	233,116	3,670,015
JTEKT Corp.	250,200	4,625,956
JX Holdings, Inc.	2,733,668	11,087,900
Kajima Corp.	1,025,317	5,630,498
Kakaku.com, Inc.	175,100	3,339,844
Kamigumi Co. Ltd.	287,663	2,535,454
Kaneka Corp.	340,559	3,358,559
Kansai Electric Power Co., Inc. (b)	854,436	9,578,568
Kansai Paint Co. Ltd.	282,000	4,448,773
Kao Corp.	610,350	31,290,974
Kawasaki Heavy Industries Ltd.	1,715,945	6,816,386
KDDI Corp.	2,116,700	52,503,872
Keihan Electric Railway Co., Ltd.	606,000	4,041,641
Keihin Electric Express Railway Co. Ltd.	562,061	4,552,192
Keio Corp.	695,410	5,711,288
Keisei Electric Railway Co.	332,000	3,986,158
Keyence Corp.	55,162	29,897,714
Kikkoman Corp.	175,849	5,792,589
Kintetsu Group Holdings Co. Ltd.	2,186,100	8,382,122
Kirin Holdings Co. Ltd.	998,856	14,049,709
Kobe Steel Ltd.	3,719,000	4,350,414
Koito Manufacturing Co. Ltd.	125,000	5,077,173
Komatsu Ltd.	1,120,245	18,528,179
Konami Holdings Corp.	117,900	2,759,301
Konica Minolta, Inc.	556,400	5,848,754
Kose Corp.	36,000	3,766,694
Kubota Corp.	1,357,864	22,651,289
Kuraray Co. Ltd.	414,086	5,271,103
Kurita Water Industries Ltd.	127,600	2,754,128
Kyocera Corp.	388,104	17,992,766
Kyowa Hakko Kirin Co., Ltd.	279,689	4,928,070
Kyushu Electric Power Co., Inc. (b)	513,970	5,390,213
Kyushu Financial Group, Inc. (b)	422,100	3,209,469
Lawson, Inc.	78,016	5,925,667
LIXIL Group Corp.	321,159	7,508,494
M3, Inc.	234,400	5,156,419
Mabuchi Motor Co. Ltd.	59,442	3,423,589
Makita Corp.	144,600	8,210,837
Marubeni Corp.	2,001,444	11,088,422
Marui Group Co. Ltd.	285,049	4,228,265
Maruichi Steel Tube Ltd. (a)	54,900	1,520,788
Mazda Motor Corp.	654,200	13,591,523
McDonald's Holdings Co. (Japan) Ltd. (a)	81,800	1,986,856
Medipal Holdings Corp.	160,500	2,812,336
Meiji Holdings Co. Ltd.	147,458	11,799,036
Minebea Ltd.	390,000	4,280,179
Miraca Holdings, Inc.	67,300	2,990,504
Mitsubishi Chemical Holdings Corp.	1,640,875	10,752,996
Mitsubishi Corp.	1,671,202	28,129,411
Mitsubishi Electric Corp.	2,342,106	25,932,498
Mitsubishi Estate Co. Ltd.	1,514,723	31,863,324
Mitsubishi Gas Chemical Co., Inc.	464,867	2,518,816
Mitsubishi Heavy Industries Ltd.	3,680,256	18,837,769
Mitsubishi Logistics Corp.	147,000	2,055,134
Mitsubishi Materials Corp.	1,351,937	4,777,357
Mitsubishi Motors Corp. of Japan	779,900	6,943,708
Mitsubishi Tanabe Pharma Corp.	270,300	4,723,114
Mitsubishi UFJ Financial Group, Inc.	15,442,530	99,220,932
Mitsubishi UFJ Lease & Finance Co. Ltd.	584,700	3,073,119
Mitsui & Co. Ltd.	2,066,123	25,343,995
Mitsui Chemicals, Inc.	978,683	4,078,508
Mitsui Fudosan Co. Ltd.	1,140,677	28,762,481
Mitsui OSK Lines Ltd.	1,368,285	3,567,989
mixi, Inc. (a)	50,300	2,059,399
Mizuho Financial Group, Inc.	28,327,000	57,199,748
MS&AD Insurance Group Holdings, Inc.	612,284	17,269,294
Murata Manufacturing Co. Ltd.	245,454	38,084,252
Nabtesco Corp.	146,200	3,060,580
Nagoya Railroad Co. Ltd.	1,067,000	4,299,204
NEC Corp.	3,127,951	10,468,853
New Hampshire Foods Ltd.	211,740	4,092,035
Nexon Co. Ltd.	154,200	2,446,406
NGK Insulators Ltd.	318,309	7,382,390
NGK Spark Plug Co. Ltd.	216,400	5,897,823
NHK Spring Co. Ltd.	193,800	1,991,527
Nidec Corp.	267,584	20,685,007
Nikon Corp. (a)	414,238	5,559,067
Nintendo Co. Ltd.	128,496	19,755,483
Nippon Building Fund, Inc.	1,704	8,042,437
Nippon Electric Glass Co. Ltd.	482,000	2,674,297
Nippon Express Co. Ltd.	1,011,546	4,568,802
Nippon Paint Holdings Co. Ltd.	189,100	4,739,021
Nippon Prologis REIT, Inc.	1,800	3,156,946
Nippon Steel& Sumitomo Metal Corp.	921,063	18,499,823
Nippon Telegraph & Telephone Corp.	908,100	33,707,604
Nippon Yusen KK	1,948,578	5,065,353
Nissan Motor Co. Ltd.	3,012,648	32,178,248
Nisshin Seifun Group, Inc.	253,023	3,975,195
Nissin Food Holdings Co. Ltd.	77,823	3,951,208
Nitori Holdings Co. Ltd.	89,500	7,372,299
Nitto Denko Corp.	200,494	13,511,765
NKSJ Holdings, Inc.	400,103	12,334,613
NOK Corp.	116,800	3,150,089
Nomura Holdings, Inc.	4,392,347	25,963,043
Nomura Real Estate Holdings, Inc.	152,200	2,980,944
Nomura Real Estate Master Fund, Inc. (b)	4,292	5,177,595
Nomura Research Institute Ltd.	150,150	5,677,890
NSK Ltd.	562,476	7,077,785
NTT Data Corp.	153,600	7,486,596
NTT DOCOMO, Inc.	1,824,700	34,510,132
NTT Urban Development Co.	142,400	1,388,140
Obayashi Corp.	777,704	7,183,180
OBIC Co. Ltd.	78,000	4,150,284
Odakyu Electric Railway Co. Ltd.	761,000	7,739,821
Oji Holdings Corp.	961,352	4,170,284
Olympus Corp.	332,129	13,247,387
OMRON Corp.	238,160	8,754,460
Ono Pharmaceutical Co. Ltd.	99,800	15,979,350
Oracle Corp. Japan	45,700	2,227,457
Oriental Land Co. Ltd.	242,024	13,756,636
ORIX Corp.	1,602,580	23,127,403
Osaka Gas Co. Ltd.	2,270,525	8,431,007
Otsuka Corp.	62,700	3,142,640
Otsuka Holdings Co. Ltd.	473,300	15,679,264
Panasonic Corp.	2,673,273	30,233,481
Park24 Co. Ltd.	115,600	2,347,685
Rakuten, Inc.	1,123,200	14,160,897
Recruit Holdings Co. Ltd.	170,100	5,313,034
Resona Holdings, Inc.	2,674,700	13,054,100
Ricoh Co. Ltd. (a)	855,470	8,770,131
Rinnai Corp.	44,400	3,974,720
ROHM Co. Ltd.	116,044	6,240,547
Ryohin Keikaku Co. Ltd.	29,000	6,257,027
Sankyo Co. Ltd. (Gunma)	59,100	2,338,075
Sanrio Co. Ltd. (a)	59,600	1,423,428
Santen Pharmaceutical Co. Ltd.	445,900	7,070,648
SBI Holdings, Inc. Japan	251,260	2,847,341
Secom Co. Ltd.	252,667	17,310,539
Sega Sammy Holdings, Inc.	226,400	2,446,076
Seibu Holdings, Inc.	143,800	3,034,869
Seiko Epson Corp.	337,900	5,322,146
Sekisui Chemical Co. Ltd.	505,293	6,021,648
Sekisui House Ltd.	731,567	12,370,079
Seven & i Holdings Co. Ltd.	910,700	40,779,355
Seven Bank Ltd.	712,700	3,120,595
Shikoku Electric Power Co., Inc.	218,700	3,132,154
Shimadzu Corp.	300,000	4,854,590
Shimamura Co. Ltd.	26,800	3,267,815
SHIMANO, Inc.	95,500	14,173,721
SHIMIZU Corp.	708,416	5,944,709
Shin-Etsu Chemical Co. Ltd.	497,362	28,132,669
Shinsei Bank Ltd.	2,162,000	4,109,732
Shionogi & Co. Ltd.	361,691	15,942,611
Shiseido Co. Ltd.	435,050	10,409,746
Shizuoka Bank Ltd.	642,274	6,276,650
Showa Shell Sekiyu K.K.	225,600	1,988,432
SMC Corp.	65,371	17,322,518
SoftBank Corp.	1,161,930	61,628,288
Sohgo Security Services Co., Ltd.	51,000	2,452,640
Sony Corp.	1,522,185	39,439,886
Sony Financial Holdings, Inc.	206,800	3,810,093
Stanley Electric Co. Ltd.	170,325	3,770,395
Sumitomo Chemical Co. Ltd.	1,802,334	10,336,700
Sumitomo Corp.	1,361,642	14,462,607
Sumitomo Electric Industries Ltd.	916,206	13,039,747
Sumitomo Heavy Industries Ltd.	660,822	3,135,013
Sumitomo Metal Mining Co. Ltd.	610,065	6,879,733
Sumitomo Mitsui Financial Group, Inc.	1,541,000	58,818,354
Sumitomo Mitsui Trust Holdings, Inc.	4,014,722	15,324,723
Sumitomo Realty & Development Co. Ltd.	433,000	13,162,356
Sumitomo Rubber Industries Ltd.	210,000	2,835,256
Suntory Beverage & Food Ltd.	167,000	6,518,562
Suzuken Co. Ltd.	92,916	3,626,819
Suzuki Motor Corp.	442,300	13,599,557
Sysmex Corp.	175,900	10,988,392
T&D Holdings, Inc.	702,700	9,851,971
Taiheiyo Cement Corp.	1,409,000	4,349,472
Taisei Corp.	1,276,594	7,871,120
Taisho Pharmaceutical Holdings Co. Ltd.	37,757	2,558,029
Taiyo Nippon Sanso Corp.	179,300	1,714,347
Takashimaya Co. Ltd.	334,000	3,044,257
Takeda Pharmaceutical Co. Ltd.	956,942	46,564,581
TDK Corp.	148,725	10,692,252
Teijin Ltd.	1,136,341	4,043,195
Terumo Corp.	366,424	11,698,183
The Chugoku Bank Ltd.	193,400	2,681,834
The Hachijuni Bank Ltd.	493,000	2,983,631
The Suruga Bank Ltd.	219,100	4,435,396
THK Co. Ltd.	144,300	2,877,511
Tobu Railway Co. Ltd.	1,232,297	6,006,322
Toho Co. Ltd.	134,754	3,585,048
Toho Gas Co. Ltd.	501,000	3,113,444
Tohoku Electric Power Co., Inc.	548,090	6,438,165
Tokio Marine Holdings, Inc.	827,900	30,533,436
Tokyo Electric Power Co., Inc. (b)	1,744,018	10,682,287
Tokyo Electron Ltd.	207,718	13,824,738
Tokyo Gas Co. Ltd.	2,813,395	13,440,760
Tokyo Tatemono Co. Ltd.	248,400	2,984,432
Tokyu Corp.	1,363,954	10,603,607
Tokyu Fudosan Holdings Corp.	612,000	4,121,430
TonenGeneral Sekiyu K.K.	346,856	3,347,400
Toppan Printing Co. Ltd.	651,013	5,711,568
Toray Industries, Inc.	1,776,883	16,152,170
Toshiba Corp.	4,881,880	11,933,044
Toto Ltd.	171,592	5,924,175
Toyo Seikan Group Holdings Ltd.	193,700	3,812,633
Toyo Suisan Kaisha Ltd.	107,800	3,853,128
Toyoda Gosei Co. Ltd.	80,300	1,909,327
Toyota Industries Corp.	196,186	10,406,942
Toyota Motor Corp.	3,310,651	206,042,055
Toyota Motor Corp. sponsored ADR	830	103,269
Toyota Tsusho Corp.	255,700	5,998,876
Trend Micro, Inc.	127,300	5,191,275
Unicharm Corp.	449,440	9,478,036
United Urban Investment Corp.	3,230	4,303,168
USS Co. Ltd.	264,500	4,204,927
West Japan Railway Co.	199,000	12,568,846
Yahoo! Japan Corp.	1,731,800	7,136,793
Yakult Honsha Co. Ltd.	105,766	5,223,861
Yamada Denki Co. Ltd.	1,004,650	4,521,333
Yamaguchi Financial Group, Inc.	243,000	2,818,879
Yamaha Corp.	202,543	5,100,595
Yamaha Motor Co. Ltd.	316,900	7,735,861
Yamato Holdings Co. Ltd.	423,332	8,095,236
Yamazaki Baking Co. Ltd.	133,000	2,501,178
Yaskawa Electric Corp.	281,800	3,719,943
Yokogawa Electric Corp.	272,200	3,250,479
Yokohama Rubber Co. Ltd.	124,500	2,141,076

TOTAL JAPAN		3,503,717,306

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	1,212,896	5,947,379
Millicom International Cellular SA (depository receipt)	78,972	4,644,986
RTL Group SA	46,959	4,108,083
SES SA (France) (depositary receipt)	387,863	10,765,358
Tenaris SA	575,403	7,533,562

TOTAL LUXEMBOURG		32,999,368

Malta - 0.0%
BGP Holdings PLC (b)	5,796,476	61
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,678,380	2,214,893
Netherlands - 3.5%
AEGON NV	2,193,998	13,381,207
AerCap Holdings NV (b)	100,000	4,544,000
Airbus Group NV (a)	714,494	51,577,458
Akzo Nobel NV	297,329	21,126,531
Altice NV:
Class A (b)	448,636	6,892,053
Class B (b)	128,869	2,003,544
ASML Holding NV (Netherlands)	419,696	38,832,500
CNH Industrial NV	1,146,962	8,440,345
Fiat Chrysler Automobiles NV (b)	1,089,877	15,568,409
Gemalto NV	97,525	6,141,367
Heineken Holding NV	121,805	9,582,486
Heineken NV (Bearer)	278,455	24,688,109
ING Groep NV (Certificaten Van Aandelen)	4,688,754	64,375,970
Koninklijke Ahold NV	1,077,995	23,451,096
Koninklijke Boskalis Westminster NV	103,788	4,618,762
Koninklijke DSM NV	219,781	11,173,160
Koninklijke KPN NV	3,864,408	14,691,242
Koninklijke Philips Electronics NV	1,141,393	31,140,607
Mobileye NV (b)	98,000	4,272,800
NN Group NV	287,827	9,831,670
NXP Semiconductors NV (b)	140,000	13,084,400
OCI NV (b)	102,414	2,585,571
QIAGEN NV (Germany) (b)	270,473	7,182,785
Randstad Holding NV	152,698	9,549,305
RELX NV	1,262,096	21,848,865
STMicroelectronics NV	771,316	5,606,085
TNT Express NV	586,353	4,776,432
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,971,803	86,509,384
Vopak NV	85,882	3,726,635
Wolters Kluwer NV	362,669	12,531,834

TOTAL NETHERLANDS		533,734,612

New Zealand - 0.2%
Auckland International Airport Ltd.	1,141,838	3,968,526
Contact Energy Ltd.	905,129	2,967,090
Fletcher Building Ltd.	840,679	4,034,118
Meridian Energy Ltd.	1,532,057	2,339,666
Mighty River Power Ltd.	825,004	1,574,871
Ryman Healthcare Group Ltd.	447,092	2,310,242
Spark New Zealand Ltd.	2,230,002	4,895,443

TOTAL NEW ZEALAND		22,089,956

Norway - 0.6%
DNB ASA	1,185,146	15,600,935
Gjensidige Forsikring ASA	243,953	3,938,371
Norsk Hydro ASA	1,620,257	6,256,320
Orkla ASA	980,810	7,955,411
Schibsted ASA:
(A Shares)	90,000	3,267,342
(B Shares) (b)	105,000	3,660,873
Statoil ASA	1,352,398	20,819,195
Telenor ASA	906,774	15,807,545
Yara International ASA	217,231	10,055,984

TOTAL NORWAY		87,361,976

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,600,000	9,488,384
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(b)	46,131,166	2,466,238
Banco Espirito Santo SA (Reg.) (b)	2,598,658	27
Energias de Portugal SA	2,812,343	9,374,707
Galp Energia SGPS SA Class B	465,574	4,953,455
Jeronimo Martins SGPS SA	301,022	4,177,518

TOTAL PORTUGAL		20,971,945

Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,448,183	4,148,139
CapitaCommercial Trust (REIT)	2,529,700	2,349,372
CapitaLand Ltd.	3,087,837	6,611,086
CapitaMall Trust	2,879,900	3,889,412
City Developments Ltd.	484,400	2,520,645
ComfortDelgro Corp. Ltd.	2,593,184	5,386,572
DBS Group Holdings Ltd.	2,125,545	24,863,700
Global Logistic Properties Ltd.	3,829,300	5,341,640
Hutchison Port Holdings Trust	6,861,000	3,704,940
Jardine Cycle & Carriage Ltd.	156,930	3,554,580
Keppel Corp. Ltd.	1,753,600	8,142,980
Oversea-Chinese Banking Corp. Ltd.	3,694,780	22,710,108
Sembcorp Industries Ltd.	1,197,930	2,760,110
Sembcorp Marine Ltd.	1,002,900	1,464,658
Singapore Airlines Ltd.	605,025	4,357,913
Singapore Exchange Ltd.	960,700	5,135,357
Singapore Press Holdings Ltd.	1,926,621	5,490,778
Singapore Technologies Engineering Ltd.	1,890,061	3,832,246
Singapore Telecommunications Ltd.	9,654,327	26,213,940
StarHub Ltd.	720,300	1,853,666
Suntec (REIT)	2,860,100	3,112,441
United Overseas Bank Ltd.	1,562,389	21,477,241
UOL Group Ltd.	569,829	2,468,296
Wilmar International Ltd.	2,301,100	4,665,659
Yangzijiang Shipbuilding Holdings Ltd.	2,354,200	1,835,894

TOTAL SINGAPORE		177,891,373

Spain - 3.3%
Abertis Infraestructuras SA	567,205	8,782,455
ACS Actividades de Construccion y Servicios SA	232,690	7,589,347
Aena SA	81,642	9,259,888
Amadeus IT Holding SA Class A	541,498	21,720,525
Banco Bilbao Vizcaya Argentaria SA	7,698,330	63,787,061
Banco de Sabadell SA	5,968,038	11,015,762
Banco Popular Espanol SA	2,110,631	7,437,007
Banco Santander SA (Spain)	17,484,324	95,150,742
Bankia SA	5,571,323	6,981,248
Bankinter SA	810,558	5,867,163
CaixaBank SA	3,183,517	11,649,230
Distribuidora Internacional de Alimentacion SA	746,519	4,718,999
Enagas SA	257,943	7,688,062
Endesa SA	381,321	7,888,482
Ferrovial SA	9,328	220,960
Ferrovial SA	531,741	12,595,802
Gas Natural SDG SA	422,704	9,144,297
Grifols SA	180,360	8,559,926
Iberdrola SA	6,599,023	46,232,643
Inditex SA	1,315,696	47,255,067
International Consolidated Airlines Group SA	252,142	2,149,054
International Consolidated Airlines Group SA CDI	777,807	6,642,151
MAPFRE SA (Reg.)	1,269,968	3,484,615
Red Electrica Corporacion SA	130,359	11,183,741
Repsol YPF SA	1,282,773	16,683,678
Telefonica SA	5,373,099	66,130,007
Telefonica SA rights	5,373,099	1,947,193
Zardoya Otis SA	218,607	2,644,598

TOTAL SPAIN		504,409,703

Sweden - 2.8%
Alfa Laval AB	367,525	6,796,967
ASSA ABLOY AB (B Shares)	1,210,642	25,710,198
Atlas Copco AB:
(A Shares)	812,361	21,776,468
(B Shares)	474,114	11,730,813
Boliden AB	330,637	6,076,855
Electrolux AB (B Shares)	292,027	8,571,500
Getinge AB (B Shares)	242,301	6,134,062
H&M Hennes & Mauritz AB (B Shares)	1,148,537	42,531,685
Hakon Invest AB (a)	93,010	3,276,006
Hexagon AB (B Shares)	312,221	11,329,995
Husqvarna AB (B Shares)	502,813	3,277,411
Industrivarden AB (C Shares)	196,791	3,524,359
Investment AB Kinnevik (B Shares)	283,814	8,730,686
Investor AB (B Shares)	550,961	20,997,895
Lundin Petroleum AB (a)(b)	262,912	4,205,121
Nordea Bank AB	3,679,248	40,771,322
Sandvik AB	1,293,144	13,395,808
Securitas AB (B Shares)	375,250	5,726,544
Skandinaviska Enskilda Banken AB (A Shares)	1,839,223	19,558,799
Skanska AB (B Shares)	460,305	9,161,979
SKF AB (B Shares)	483,823	8,437,419
Svenska Cellulosa AB (SCA) (B Shares)	711,887	20,487,700
Svenska Handelsbanken AB (A Shares)	1,813,356	24,377,194
Swedbank AB (A Shares)	1,097,427	24,309,534
Swedish Match Co. AB	242,209	8,356,152
Tele2 AB (B Shares)	380,637	3,875,412
Telefonaktiebolaget LM Ericsson (B Shares)	3,689,278	35,811,534
TeliaSonera AB	3,151,539	15,488,795
Volvo AB (B Shares)	1,863,483	19,271,958

TOTAL SWEDEN		433,700,171

Switzerland - 9.1%
ABB Ltd. (Reg.)	2,664,906	50,452,674
Actelion Ltd.	124,326	17,461,347
Adecco SA (Reg.)	206,086	14,101,623
Aryzta AG	105,489	4,955,322
Baloise Holdings AG	60,729	7,378,262
Barry Callebaut AG	2,623	2,727,910
Coca-Cola HBC AG	245,198	5,949,305
Compagnie Financiere Richemont SA Series A	632,573	47,266,165
Credit Suisse Group AG	1,884,484	40,497,630
Credit Suisse Group AG rights 12/3/15	1,884,484	1,153,934
Dufry AG (b)	48,825	5,841,821
Ems-Chemie Holding AG	9,785	3,989,705
Galenica AG	4,296	6,280,006
Geberit AG (Reg.)	45,720	15,291,104
Givaudan SA	11,182	20,182,703
Julius Baer Group Ltd.	270,857	12,948,772
Kuehne & Nagel International AG	64,830	8,764,983
Lafargeholcim Ltd. (Reg.)	526,227	28,130,908
Lindt & Spruengli AG	124	8,954,250
Lindt & Spruengli AG (participation certificate)	1,178	7,104,524
Lonza Group AG	63,499	10,035,416
Nestle SA	3,866,960	286,616,250
Novartis AG	2,756,950	235,201,520
Pargesa Holding SA	36,684	2,305,118
Partners Group Holding AG	20,075	7,248,736
Roche Holding AG (participation certificate)	851,373	228,049,717
Schindler Holding AG:
(participation certificate)	52,360	8,615,977
(Reg.)	26,062	4,273,373
SGS SA (Reg.)	6,670	12,759,516
Sika AG	2,614	8,854,342
Sonova Holding AG Class B	65,399	8,250,756
Sulzer AG (Reg.) (a)	29,445	3,073,716
Swatch Group AG (Bearer)	37,392	13,110,893
Swatch Group AG (Bearer) (Reg.)	60,070	3,958,542
Swiss Life Holding AG	38,613	9,739,100
Swiss Prime Site AG	79,193	5,923,022
Swiss Re Ltd.	426,354	40,631,783
Swisscom AG	31,416	15,481,277
Syngenta AG (Switzerland)	112,594	41,468,369
Transocean Ltd. (Switzerland) (a)	437,829	6,319,445
UBS Group AG	4,425,818	84,958,843
Zurich Insurance Group AG	182,095	47,926,435

TOTAL SWITZERLAND		1,394,235,094

United Kingdom - 18.6%
3i Group PLC	1,167,041	8,832,344
Aberdeen Asset Management PLC	1,125,075	5,412,155
Admiral Group PLC	252,572	6,166,263
Aggreko PLC	311,800	4,719,500
Amec Foster Wheeler PLC	471,288	3,090,499
Anglo American PLC (United Kingdom) (a)	1,699,298	10,458,631
Antofagasta PLC	479,137	3,662,263
ARM Holdings PLC	1,708,406	28,944,746
Ashtead Group PLC	609,086	10,044,921
Associated British Foods PLC	431,536	23,046,744
AstraZeneca PLC (United Kingdom)	1,531,216	103,898,485
Auto Trader Group PLC	900,000	5,507,356
Aviva PLC	4,901,153	37,756,702
Babcock International Group PLC	384,128	6,196,112
BAE Systems PLC	3,836,271	29,837,975
Barclays PLC	20,301,525	68,264,443
Barratt Developments PLC	1,194,486	10,812,082
BG Group PLC	4,139,283	64,117,740
BHP Billiton PLC	2,557,600	30,694,174
BP PLC	22,125,561	127,873,361
British American Tobacco PLC (United Kingdom)	2,259,373	131,484,212
British Land Co. PLC	1,168,771	14,680,785
BT Group PLC	10,133,767	75,618,769
Bunzl PLC	406,294	11,748,852
Burberry Group PLC	536,954	10,068,395
Capita Group PLC	806,672	15,453,893
Carnival PLC	222,518	11,588,348
Carphone Warehouse Group PLC	1,170,865	8,547,393
Centrica PLC	6,097,840	20,006,953
Cobham PLC	1,392,781	6,364,323
Compass Group PLC	2,008,760	34,926,729
Croda International PLC	163,265	7,052,223
Diageo PLC	3,047,728	87,412,680
Direct Line Insurance Group PLC	1,661,144	10,302,614
easyJet PLC	181,849	4,527,282
Fresnillo PLC (a)	271,068	2,919,027
G4S PLC (United Kingdom)	1,873,756	6,403,263
GKN PLC	2,004,563	9,072,312
GlaxoSmithKline PLC	5,892,200	119,747,846
GlaxoSmithKline PLC sponsored ADR (a)	2,239	90,702
Hammerson PLC	949,392	8,729,413
Hargreaves Lansdown PLC	315,857	7,116,655
HSBC Holdings PLC (United Kingdom)	23,643,652	188,650,488
ICAP PLC	664,333	5,092,809
IMI PLC	329,295	4,731,374
Imperial Tobacco Group PLC	1,159,548	62,660,661
Inmarsat PLC	544,746	9,147,928
InterContinental Hotel Group PLC	285,731	10,970,485
Intertek Group PLC	196,167	8,352,290
Intu Properties PLC (a)	1,150,657	5,606,270
Investec PLC	664,139	5,651,468
ITV PLC	4,628,471	18,891,248
J Sainsbury PLC	1,623,130	6,204,385
Johnson Matthey PLC	248,985	10,612,395
Kingfisher PLC	2,797,448	14,874,914
Land Securities Group PLC	956,479	17,733,208
Legal & General Group PLC	7,190,634	29,402,944
Lloyds Banking Group PLC	69,160,897	75,947,879
London Stock Exchange Group PLC	377,449	15,064,612
Marks & Spencer Group PLC	1,988,446	15,035,856
Meggitt PLC	953,553	5,560,908
Merlin Entertainments PLC	857,013	5,281,738
Mondi PLC	442,888	10,298,999
National Grid PLC	4,537,385	63,266,909
New Melrose Industries PLC	1,195,739	5,226,219
Next PLC	178,745	21,321,261
Old Mutual PLC	5,967,130	18,783,027
Pearson PLC	993,362	12,364,783
Persimmon PLC	368,918	10,640,265
Provident Financial PLC	175,000	9,414,631
Prudential PLC	3,110,250	72,100,984
Prudential PLC ADR	2,253	104,562
Reckitt Benckiser Group PLC	777,860	72,936,653
RELX PLC	1,359,211	24,524,350
Rexam PLC	856,472	7,475,159
Rio Tinto PLC	1,531,496	50,709,081
Rolls-Royce Group PLC	2,231,652	20,359,929
Royal Bank of Scotland Group PLC (b)	4,187,978	19,070,904
Royal Dutch Shell PLC:
Class A (Netherlands)	200,468	4,988,459
Class A (United Kingdom)	4,581,689	113,696,832
Class B (United Kingdom)	2,903,212	72,224,295
Royal Mail PLC	961,005	7,035,664
RSA Insurance Group PLC	1,234,408	8,184,301
SABMiller PLC	1,175,361	71,366,064
Sage Group PLC	1,307,669	11,551,002
Schroders PLC	148,208	6,687,553
Scottish & Southern Energy PLC	1,205,332	25,999,040
Segro PLC	901,447	5,990,037
Severn Trent PLC	287,637	9,755,891
SKY PLC	1,247,265	20,776,274
Smith & Nephew PLC	1,081,818	18,327,427
Smiths Group PLC	474,426	7,381,126
Sports Direct International PLC (b)	322,227	3,547,587
St. James's Place Capital PLC	632,159	9,673,282
Standard Chartered PLC:
rights 12/10/15 (b)	881,208	1,207,741
(United Kingdom)	3,084,229	25,882,816
Standard Life PLC	2,376,613	14,908,271
Tate & Lyle PLC	561,836	4,992,469
Taylor Wimpey PLC	3,922,815	11,497,263
Tesco PLC	9,842,285	24,768,144
The Weir Group PLC	258,684	4,683,040
Travis Perkins PLC	299,376	9,166,598
Unilever PLC	1,555,462	66,395,034
United Utilities Group PLC	827,945	12,051,945
Vodafone Group PLC	31,924,994	107,438,612
Vodafone Group PLC sponsored ADR	14,727	494,238
Whitbread PLC	219,601	15,042,104
William Hill PLC	1,069,945	5,762,524
WM Morrison Supermarkets PLC (a)	2,675,311	6,130,550

TOTAL UNITED KINGDOM		2,834,876,924

TOTAL COMMON STOCKS
(Cost $14,915,197,470)		15,021,452,261

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (b)	277,582	33,873,755
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	66,741	5,595,381
FUCHS PETROLUB AG	84,220	3,988,647
Henkel AG & Co. KGaA	208,594	23,691,924
Porsche Automobil Holding SE (Germany)	185,400	9,707,912
Volkswagen AG	218,344	30,263,983

TOTAL GERMANY		73,247,847

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,300,483	8,399,005
United Kingdom - 0.0%
Rolls-Royce Group PLC	206,874,140	311,573
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $101,357,235)		115,832,180
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 2/4/16 to 5/26/16(e)
(Cost $14,991,274)	15,000,000	14,986,675
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.18% (f)	122,415,922	122,415,922
Fidelity Securities Lending Cash Central Fund, 0.22% (f)(g)	127,765,707	127,765,707
TOTAL MONEY MARKET FUNDS
(Cost $250,181,629)		250,181,629
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $15,281,727,608)		15,402,452,745
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(122,317,958)
NET ASSETS - 100%		$15,280,134,787

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 ASX SPI 200 Index Contracts (Australia)	Dec. 2015	4,781,907	$97,660
18 CME Nikkei 225 Index Contracts (United States)	Dec. 2015	1,446,872	(6,023)
10 Eurex DAX 100 Index Contracts (Germany)	Dec. 2015	3,005,489	310,936
370 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	13,701,869	1,073,300
16 HKFE Hang Seng Index Contracts (Hong Kong)	Dec. 2015	2,260,568	(69,058)
1,926 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	167,947,200	(1,373,536)
151 ICE FTSE 100 Index Contracts (United Kingdom)	Dec. 2015	14,446,925	487,451
126 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2015	2,224,048	50,436
46 SGX MSCI Singapore Index Futures Contracts (Singapore)	Dec. 2015	1,039,651	(23,388)
116 TSE TOPIX Index Contracts (Japan)	Dec. 2015	14,907,555	1,257,726
TOTAL FUTURES CONTRACTS			$1,805,504

The face value of futures purchased as a percentage of Net Assets is 1.5%

Forward Foreign Currency Contracts

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount(h)	Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Contracts
12/11/15	JPY	Brown Brothers Harriman & Co.	Buy	170,000,000	$1,415,923	$(34,395)
12/11/15	JPY	Brown Brothers Harriman & Co.	Sell	170,000,000	1,418,404	36,875
12/11/15	JPY	Goldman Sachs Bank USA	Buy	1,865,000,000	15,587,649	(431,466)
12/11/15	JPY	Goldman Sachs Bank USA	Sell	90,000,000	746,043	14,646
12/18/15	AUD	Goldman Sachs Bank USA	Buy	600,000	434,605	(1,081)
12/18/15	AUD	Goldman Sachs Bank USA	Buy	3,000,000	2,126,325	41,291
12/18/15	AUD	Goldman Sachs Bank USA	Buy	3,000,000	2,139,195	28,421
12/18/15	EUR	Brown Brothers Harriman & Co.	Buy	1,000,000	1,123,600	(66,431)
12/18/15	EUR	Brown Brothers Harriman & Co.	Sell	1,000,000	1,125,276	68,107
12/18/15	EUR	Goldman Sachs Bank USA	Buy	6,000,000	6,801,318	(458,306)
12/18/15	EUR	Goldman Sachs Bank USA	Buy	7,400,000	8,356,391	(533,343)
12/18/15	GBP	Brown Brothers Harriman & Co.	Buy	400,000	606,820	(4,322)
12/18/15	GBP	Brown Brothers Harriman & Co.	Sell	400,000	606,640	4,142
12/18/15	GBP	Goldman Sachs Bank USA	Buy	1,200,000	1,807,129	364
12/18/15	GBP	Goldman Sachs Bank USA	Buy	4,000,000	6,154,680	(129,704)
12/18/15	GBP	Goldman Sachs Bank USA	Buy	4,400,000	6,794,854	(167,380)
12/18/15	SEK	Goldman Sachs Bank USA	Buy	8,000,000	971,837	(53,932)
12/18/15	SEK	Goldman Sachs Bank USA	Buy	8,700,000	1,052,798	(54,577)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,741,091)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $963,601 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,042,571.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Amount is stated in United States dollars unless otherwise noted.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Transurban Group unit	11/27/15	$887,362

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,145
Fidelity Securities Lending Cash Central Fund	2,543,796
Total	$2,728,941

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,002,671,476	$1,172,519,185	$830,152,291	$--
Consumer Staples	1,795,339,330	838,985,981	956,353,349	--
Energy	736,853,560	120,629,792	616,223,768	--
Financials	3,835,394,886	2,221,576,758	1,613,818,025	103
Health Care	1,754,025,217	411,105,841	1,342,919,376	--
Industrials	1,937,348,363	1,348,858,772	588,489,591	--
Information Technology	785,340,699	420,708,846	364,631,853	--
Materials	987,074,396	725,207,121	261,867,275	--
Telecommunication Services	747,884,464	127,535,468	620,348,996	--
Utilities	555,352,050	466,554,786	88,797,264	--
Government Obligations	14,986,675	--	14,986,675	--
Money Market Funds	250,181,629	250,181,629	--	--
Total Investments in Securities:	$15,402,452,745	$8,103,864,179	$7,298,588,463	$103
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$193,846	$--	$193,846	$--
Futures Contracts	3,277,509	3,277,509	--	--
Total Assets	$3,471,355	$3,277,509	$193,846	$--
Liabilities
Forward Foreign Currency Contracts	$(1,934,937)	$--	$(1,934,937)	$--
Futures Contracts	(1,472,005)	(1,472,005)	--	--
Total Liabilities	$(3,406,942)	$(1,472,005)	$(1,934,937)	$--
Total Derivative Instruments:	$64,413	$1,805,504	$(1,741,091)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,795,714,433
Level 2 to Level 1	$358,466,820

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $15,362,430,673. Net unrealized appreciation aggregated $40,022,072 of which $2,910,694,792 related to appreciated investment securities and $2,870,672,720 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Total Market Index Fund

November 30, 2015

STI-QTLY-0116
1.810711.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$2,134,979
Autoliv, Inc.	118,893	14,960,306
BorgWarner, Inc.	311,707	13,306,772
Clean Diesel Technologies, Inc. (a)(b)	42,378	56,363
Cooper Tire & Rubber Co.	72,740	3,054,353
Cooper-Standard Holding, Inc. (a)(b)	23,372	1,728,126
Dana Holding Corp.	208,374	3,425,669
Delphi Automotive PLC	388,364	34,129,428
Dorman Products, Inc. (a)(b)	40,228	1,919,680
Drew Industries, Inc.	31,215	1,886,322
Federal-Mogul Corp. Class A (a)	65,766	537,966
Fox Factory Holding Corp. (a)	28,748	510,852
Fuel Systems Solutions, Inc. (a)	20,668	113,674
Gentex Corp.	415,639	6,955,719
Gentherm, Inc. (a)	48,381	2,459,690
Horizon Global Corp. (a)	22,811	198,228
Johnson Controls, Inc.	900,232	41,410,672
Lear Corp.	103,907	13,081,891
Metaldyne Performance Group, Inc.	30,783	693,233
Modine Manufacturing Co. (a)	62,657	588,349
Motorcar Parts of America, Inc. (a)	25,941	1,039,196
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	28,606	25,745
Shiloh Industries, Inc. (a)	7,922	54,424
Spartan Motors, Inc.	44,931	163,100
Standard Motor Products, Inc.	27,135	1,133,158
Stoneridge, Inc. (a)	33,804	494,553
Strattec Security Corp.	4,334	270,268
Superior Industries International, Inc.	32,436	632,826
Sypris Solutions, Inc.	16,848	26,114
Tenneco, Inc. (a)	83,068	4,475,704
The Goodyear Tire & Rubber Co.	358,636	12,509,224
Tower International, Inc.	25,690	787,655
UQM Technologies, Inc. (a)	38,648	23,537
Visteon Corp. (a)	50,405	6,044,064
		170,831,840
Automobiles - 0.6%
Ford Motor Co.	5,324,457	76,299,469
General Motors Co.	1,955,840	70,801,408
Harley-Davidson, Inc. (b)	281,657	13,778,660
Tesla Motors, Inc. (a)(b)	131,786	30,345,044
Thor Industries, Inc.	59,325	3,436,104
Winnebago Industries, Inc.	39,123	880,268
		195,540,953
Distributors - 0.1%
Core-Mark Holding Co., Inc.	30,231	2,578,402
Fenix Parts, Inc.	13,969	88,703
Genuine Parts Co.	210,267	19,056,498
LKQ Corp. (a)	412,454	12,163,268
Pool Corp.	56,544	4,638,870
VOXX International Corp. (a)	18,073	103,739
Weyco Group, Inc.	5,169	141,682
		38,771,162
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	52,685	1,270,762
American Public Education, Inc. (a)	20,589	479,106
Apollo Education Group, Inc. Class A (non-vtg.) (a)	147,069	1,038,307
Ascent Capital Group, Inc. (a)(b)	16,905	337,931
Bridgepoint Education, Inc. (a)	19,443	153,794
Bright Horizons Family Solutions, Inc. (a)	60,651	4,022,981
Cambium Learning Group, Inc. (a)	12,514	64,948
Capella Education Co.	13,812	662,976
Career Education Corp. (a)	92,297	389,493
Carriage Services, Inc.	24,048	593,745
Chegg, Inc. (a)(b)	67,008	486,478
Collectors Universe, Inc.	4,772	76,161
DeVry, Inc.	76,042	1,805,998
Graham Holdings Co.	6,749	3,652,896
Grand Canyon Education, Inc. (a)	62,360	2,470,703
H&R Block, Inc.	318,137	11,672,447
Houghton Mifflin Harcourt Co. (a)	170,821	3,375,423
ITT Educational Services, Inc. (a)(b)	22,063	76,117
K12, Inc. (a)	45,198	458,308
Liberty Tax, Inc.	8,571	189,762
LifeLock, Inc. (a)(b)	108,404	1,565,354
Lincoln Educational Services Corp.	15,671	33,379
National American University Holdings, Inc.	5,378	13,391
Regis Corp. (a)	52,945	882,064
Service Corp. International	271,822	7,570,243
ServiceMaster Global Holdings, Inc. (a)	183,844	6,890,473
Sotheby's Class A (Ltd. vtg.)	86,398	2,445,927
Steiner Leisure Ltd. (a)	15,523	976,086
Strayer Education, Inc. (a)	14,558	861,688
Universal Technical Institute, Inc.	29,419	169,159
Weight Watchers International, Inc. (a)(b)	34,295	904,702
		55,590,802
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	296,641	9,676,429
Belmond Ltd. Class A (a)	124,751	1,259,985
Biglari Holdings, Inc. (a)	2,475	913,349
BJ's Restaurants, Inc. (a)	35,904	1,644,403
Bloomin' Brands, Inc.	158,816	2,749,105
Bob Evans Farms, Inc.	27,901	1,111,855
Bojangles', Inc. (a)(b)	24,608	435,069
Boyd Gaming Corp. (a)(b)	116,149	2,275,359
Bravo Brio Restaurant Group, Inc. (a)	12,451	132,852
Brinker International, Inc.	84,914	3,873,777
Buffalo Wild Wings, Inc. (a)(b)	25,209	4,039,490
Caesars Entertainment Corp. (a)(b)	56,403	477,733
Carnival Corp. unit	626,443	31,654,165
Carrols Restaurant Group, Inc. (a)	34,793	418,908
Century Casinos, Inc. (a)	28,742	192,571
Chipotle Mexican Grill, Inc. (a)	42,225	24,471,499
Choice Hotels International, Inc.	53,065	2,710,560
Churchill Downs, Inc.	18,170	2,670,082
Chuy's Holdings, Inc. (a)(b)	19,492	648,109
ClubCorp Holdings, Inc.	87,722	1,574,610
Cosi, Inc. (a)(b)	30,434	14,700
Cracker Barrel Old Country Store, Inc. (b)	30,571	3,849,500
Darden Restaurants, Inc.	157,343	8,837,956
Dave & Buster's Entertainment, Inc. (a)	34,931	1,339,255
Del Frisco's Restaurant Group, Inc. (a)	28,720	430,513
Del Taco Restaurants, Inc. (a)	75,328	831,621
Denny's Corp. (a)	117,334	1,131,100
Diamond Resorts International, Inc. (a)(b)	93,410	2,625,755
DineEquity, Inc.	19,807	1,680,426
Domino's Pizza, Inc.	74,049	7,958,046
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,598
Dover Motorsports, Inc.	9,993	22,984
Dunkin' Brands Group, Inc.	131,377	5,573,012
El Pollo Loco Holdings, Inc. (a)(b)	17,802	218,609
Eldorado Resorts, Inc. (a)	30,709	297,570
Empire Resorts, Inc. (a)(b)	20,107	88,270
Entertainment Gaming Asia, Inc. (a)	2,060	4,450
Extended Stay America, Inc. unit	100,289	1,715,945
Famous Dave's of America, Inc. (a)(b)	7,623	59,764
Fiesta Restaurant Group, Inc. (a)(b)	37,794	1,452,423
Golden Entertainment, Inc. (a)	1,436	15,078
Good Times Restaurants, Inc. (a)(b)	7,939	35,884
Habit Restaurants, Inc. Class A (b)	13,363	321,915
Hilton Worldwide Holdings, Inc.	713,809	16,574,645
Hyatt Hotels Corp. Class A (a)(b)	74,342	3,664,317
Ignite Restaurant Group, Inc. (a)(b)	4,841	18,638
International Speedway Corp. Class A	39,245	1,396,730
Interval Leisure Group, Inc.	54,818	856,257
Intrawest Resorts Holdings, Inc. (a)	22,150	203,780
Isle of Capri Casinos, Inc. (a)	30,947	570,663
J. Alexanders Holdings, Inc. (a)	20,559	218,748
Jack in the Box, Inc.	48,147	3,569,619
Jamba, Inc. (a)(b)	19,136	267,330
Kona Grill, Inc. (a)(b)	8,466	117,762
Krispy Kreme Doughnuts, Inc. (a)(b)	81,924	1,158,405
La Quinta Holdings, Inc. (a)	115,379	1,729,531
Las Vegas Sands Corp.	498,282	21,954,305
Lindblad Expeditions Holdings (a)	10,603	116,951
Luby's, Inc. (a)	14,614	69,855
Marcus Corp.	22,859	454,894
Marriott International, Inc. Class A	280,107	19,862,387
Marriott Vacations Worldwide Corp.	38,724	2,355,581
McDonald's Corp.	1,278,502	145,953,788
MGM Mirage, Inc. (a)	648,321	14,742,820
Monarch Casino & Resort, Inc. (a)	11,528	258,458
Morgans Hotel Group Co. (a)	27,678	86,909
Nathan's Famous, Inc. (a)	3,561	155,794
Noodles & Co. (a)(b)	28,579	317,227
Norwegian Cruise Line Holdings Ltd. (a)	215,405	12,372,863
Panera Bread Co. Class A (a)(b)	33,222	6,039,760
Papa John's International, Inc.	38,520	2,214,130
Papa Murphy's Holdings, Inc. (a)(b)	22,690	276,818
Penn National Gaming, Inc. (a)	107,531	1,715,119
Pinnacle Entertainment, Inc. (a)	78,730	2,581,557
Planet Fitness, Inc. (a)(b)	15,590	246,478
Popeyes Louisiana Kitchen, Inc. (a)(b)	27,974	1,618,576
Potbelly Corp. (a)(b)	30,614	381,757
Premier Exhibitions, Inc. (a)	774	813
Rave Restaurant Group, Inc. (a)(b)	9,079	54,928
RCI Hospitality Holdings, Inc. (a)	5,726	57,203
Red Lion Hotels Corp. (a)	6,989	52,138
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,426,460
Royal Caribbean Cruises Ltd.	232,254	21,509,043
Ruby Tuesday, Inc. (a)(b)	88,086	487,116
Ruth's Hospitality Group, Inc.	42,076	725,811
Scientific Games Corp. Class A (a)(b)	70,193	647,179
SeaWorld Entertainment, Inc. (b)	80,309	1,406,211
Shake Shack, Inc. Class A (b)	8,653	397,605
Six Flags Entertainment Corp.	119,451	6,199,507
Sonic Corp. (b)	74,649	2,169,300
Speedway Motorsports, Inc.	16,331	318,291
Starbucks Corp.	2,014,791	123,688,019
Starwood Hotels & Resorts Worldwide, Inc.	234,365	16,836,782
Texas Roadhouse, Inc. Class A	84,910	2,971,850
The Cheesecake Factory, Inc.	58,805	2,771,480
Town Sports International Holdings, Inc. (a)	13,107	22,282
Vail Resorts, Inc.	48,275	5,821,965
Wendy's Co.	363,065	3,815,813
Wingstop, Inc. (b)	9,647	207,893
Wyndham Worldwide Corp.	155,901	11,836,004
Wynn Resorts Ltd. (b)	110,934	6,963,327
Yum! Brands, Inc.	586,488	42,526,245
Zoe's Kitchen, Inc. (a)(b)	27,188	924,936
		649,396,937
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	12,950	406,112
Beazer Homes U.S.A., Inc. (a)	40,506	580,856
CalAtlantic Group, Inc.	115,129	4,846,931
Cavco Industries, Inc. (a)	12,220	1,132,794
Century Communities, Inc. (a)	18,579	354,487
Comstock Holding Companies, Inc. (a)(b)	1,496	2,917
CSS Industries, Inc.	16,118	467,583
D.R. Horton, Inc.	437,702	14,142,152
Dixie Group, Inc. (a)(b)	11,105	62,632
Emerson Radio Corp. (a)	23,724	25,385
Ethan Allen Interiors, Inc.	36,464	1,034,119
Flexsteel Industries, Inc.	9,186	440,744
Garmin Ltd. (b)	171,103	6,476,249
GoPro, Inc. Class A (a)(b)	103,866	2,118,866
Green Brick Partners, Inc. (a)(b)	37,398	282,355
Harman International Industries, Inc.	96,970	10,003,425
Helen of Troy Ltd. (a)	38,566	3,988,110
Hooker Furniture Corp.	13,495	369,763
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	324,208
Installed Building Products, Inc. (a)	20,583	515,810
iRobot Corp. (a)(b)	45,351	1,500,665
Jarden Corp. (a)	264,901	12,365,579
KB Home (b)	112,206	1,580,983
Koss Corp. (a)	2,669	5,578
La-Z-Boy, Inc.	79,546	2,132,628
Leggett & Platt, Inc.	188,164	8,768,442
Lennar Corp. Class A(b)	243,352	12,462,056
LGI Homes, Inc. (a)(b)	15,810	525,841
Libbey, Inc.	30,735	771,141
Lifetime Brands, Inc.	10,885	151,410
M.D.C. Holdings, Inc.	56,801	1,489,890
M/I Homes, Inc. (a)(b)	33,201	775,575
Meritage Homes Corp. (a)(b)	46,552	1,736,855
Mohawk Industries, Inc. (a)	85,376	16,282,911
NACCO Industries, Inc. Class A	6,219	262,815
New Home Co. LLC (a)(b)	11,951	175,321
Newell Rubbermaid, Inc.	358,214	15,997,837
NVR, Inc. (a)	5,106	8,590,743
PulteGroup, Inc.	446,640	8,700,547
Skullcandy, Inc. (a)	12,653	51,498
Skyline Corp. (a)	21,741	80,442
Stanley Furniture Co., Inc. (a)	5,699	16,470
Taylor Morrison Home Corp. (a)	40,708	712,390
Tempur Sealy International, Inc. (a)	82,787	6,581,567
Toll Brothers, Inc. (a)	226,510	8,421,642
TopBuild Corp. (a)	49,387	1,504,328
TRI Pointe Homes, Inc. (a)(b)	234,174	3,266,727
Tupperware Brands Corp. (b)	65,324	3,708,443
Turtle Beach Corp. (a)(b)	6,672	15,612
UCP, Inc. (a)	9,479	73,936
Universal Electronics, Inc. (a)	22,307	1,182,048
Vuzix Corp. (a)(b)	6,867	41,271
WCI Communities, Inc. (a)	24,951	604,064
Whirlpool Corp.	106,320	17,279,126
William Lyon Homes, Inc. (a)(b)	35,265	616,080
Zagg, Inc. (a)(b)	38,365	395,927
		186,403,886
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	244,036
Amazon.com, Inc. (a)	522,067	347,070,142
Blue Nile, Inc. (a)(b)	17,894	652,415
Etsy, Inc.	36,404	338,921
EVINE Live, Inc. (a)	71,405	132,813
Expedia, Inc.	133,955	16,491,200
FTD Companies, Inc. (a)(b)	25,393	673,422
Gaiam, Inc. Class A (a)	12,609	85,111
Groupon, Inc. Class A (a)(b)	645,768	1,866,270
HSN, Inc.	48,658	2,428,034
Lands' End, Inc. (a)(b)	26,352	633,502
Liberty Interactive Corp.:
(Venture Group) Series A (a)	176,081	7,573,244
QVC Group Series A (a)	634,095	16,790,836
Liberty TripAdvisor Holdings, Inc. (a)	92,302	2,763,522
Netflix, Inc. (a)	578,677	71,368,234
NutriSystem, Inc.	38,425	881,470
Overstock.com, Inc. (a)	16,325	214,837
PetMed Express, Inc. (b)	32,292	542,506
Priceline Group, Inc. (a)	68,960	86,120,696
Shutterfly, Inc. (a)(b)	48,378	2,220,550
Travelport Worldwide Ltd.	183,293	2,439,630
TripAdvisor, Inc. (a)	152,278	12,543,139
U.S. Auto Parts Network, Inc. (a)	5,048	12,519
Wayfair LLC Class A (a)(b)	35,780	1,356,420
		575,443,469
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	416,663
Black Diamond, Inc. (a)(b)	32,583	158,679
Brunswick Corp.	137,381	7,230,362
Callaway Golf Co.	101,218	1,020,277
Escalade, Inc.	7,022	84,264
Hasbro, Inc.	152,320	11,133,069
JAKKS Pacific, Inc. (a)(b)	19,661	161,810
Johnson Outdoors, Inc. Class A	3,505	84,120
Leapfrog Enterprises, Inc. Class A (a)(b)	85,630	58,614
Malibu Boats, Inc. Class A (a)	15,005	232,878
Marine Products Corp.	11,741	82,422
Mattel, Inc.	451,464	11,223,395
MCBC Holdings, Inc. (a)	4,800	68,880
Nautilus, Inc. (a)	41,820	803,362
Polaris Industries, Inc.	84,256	8,883,110
Smith & Wesson Holding Corp. (a)	80,794	1,481,762
Sturm, Ruger & Co., Inc. (b)	24,417	1,272,126
Summer Infant, Inc. (a)	32,605	64,232
Vista Outdoor, Inc. (a)	87,436	3,851,556
		48,311,581
Media - 3.3%
A.H. Belo Corp. Class A	22,177	122,861
AMC Entertainment Holdings, Inc. Class A	30,240	768,398
AMC Networks, Inc. Class A (a)(b)	82,576	6,714,255
Ballantyne of Omaha, Inc. (a)	17,964	81,197
Cable One, Inc.	6,260	2,793,588
Cablevision Systems Corp. - NY Group Class A	300,800	9,174,400
Carmike Cinemas, Inc. (a)	37,234	813,563
CBS Corp. Class B	618,689	31,231,421
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	193,956
Charter Communications, Inc. Class A (a)(b)	102,702	19,242,247
Cinedigm Corp. (a)(b)	56,149	21,438
Cinemark Holdings, Inc.	135,997	4,719,096
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	302,710
Comcast Corp.:
Class A	2,872,911	174,845,363
Class A (special) (non-vtg.) (b)	470,450	28,716,268
Crown Media Holdings, Inc. Class A (a)	54,807	310,756
Cumulus Media, Inc. Class A (a)(b)	143,016	56,763
Dex Media, Inc. (a)	8,222	987
Discovery Communications, Inc.:
Class A (a)(b)	247,368	7,703,040
Class C (non-vtg.) (a)	302,473	8,947,151
DISH Network Corp. Class A (a)	304,129	19,071,930
DreamWorks Animation SKG, Inc. Class A (a)(b)	95,520	2,353,613
E.W. Scripps Co. Class A	70,318	1,542,777
Emmis Communications Corp. Class A (a)	7,973	4,943
Entercom Communications Corp. Class A (a)(b)	25,850	313,044
Entravision Communication Corp. Class A	84,255	706,899
Gannett Co., Inc.	167,355	2,858,423
Global Eagle Entertainment, Inc. (a)(b)	63,441	687,066
Gray Television, Inc. (a)	80,960	1,356,080
Harte-Hanks, Inc.	45,482	171,012
Hemisphere Media Group, Inc. (a)(b)	10,964	156,018
Insignia Systems, Inc. (a)	5,038	14,560
Interpublic Group of Companies, Inc.	543,898	12,509,654
John Wiley & Sons, Inc. Class A	64,847	3,345,457
Journal Media Group, Inc.	21,889	263,981
Lee Enterprises, Inc. (a)(b)	58,988	104,409
Liberty Broadband Corp.:
Class A (a)	33,151	1,757,335
Class C (a)	99,103	5,233,629
Liberty Global PLC:
Class A (a)	345,647	14,658,889
Class C (a)	832,226	34,121,266
LiLAC Class A (a)	16,713	627,573
LiLAC Class C (a)	38,674	1,516,794
Liberty Media Corp.:
Class A (a)	142,736	5,782,235
Class C (a)	273,884	10,708,864
Lions Gate Entertainment Corp. (b)	133,966	4,546,806
Live Nation Entertainment, Inc. (a)	201,074	5,105,269
Loral Space & Communications Ltd. (a)	17,760	785,702
Martha Stewart Living Omnimedia, Inc. Class A (a)	39,255	238,278
Media General, Inc. (a)(b)	134,814	2,093,661
Meredith Corp.	48,888	2,280,625
MSG Network, Inc. Class A (a)	76,074	1,504,744
National CineMedia, Inc.	75,382	1,196,312
New Media Investment Group, Inc.	54,682	995,759
News Corp.:
Class A	686,011	9,844,258
Class B	50,000	723,000
Nexstar Broadcasting Group, Inc. Class A	42,990	2,518,784
Omnicom Group, Inc.	336,353	24,863,214
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	56,265
ReachLocal, Inc. (a)(b)	5,194	5,298
Reading International, Inc. Class A (a)	17,900	258,297
Regal Entertainment Group Class A	109,971	2,061,956
Rentrak Corp. (a)(b)	14,912	721,592
RLJ Entertainment, Inc. (a)	17,180	16,493
Saga Communications, Inc. Class A	3,882	167,314
Salem Communications Corp. Class A	1,732	9,803
Scholastic Corp.	34,714	1,482,982
Scripps Networks Interactive, Inc. Class A	128,495	7,298,516
SFX Entertainment, Inc. (a)(b)	67,628	18,943
Sinclair Broadcast Group, Inc. Class A	88,523	3,107,157
Sirius XM Holdings, Inc. (a)(b)	3,124,954	12,843,561
Sizmek, Inc. (a)	26,444	122,436
Spanish Broadcasting System, Inc. Class A (a)	698	3,623
Starz Series A (a)(b)	128,013	4,516,299
Tegna, Inc.	316,572	8,943,159
The Madison Square Garden Co. (a)	27,279	4,431,746
The McClatchy Co. Class A (a)(b)	60,729	95,952
The New York Times Co. Class A	193,567	2,725,423
The Walt Disney Co. (b)	2,110,243	239,449,273
Time Warner Cable, Inc.	383,775	70,910,107
Time Warner, Inc.	1,109,917	77,671,992
Time, Inc.	144,432	2,403,348
Townsquare Media, Inc. (a)	1,285	14,688
Tribune Media Co. Class A	135,327	5,279,106
Tribune Publishing Co.	24,064	244,972
Twenty-First Century Fox, Inc.:
Class A	1,669,581	49,269,335
Class B	573,605	17,179,470
Viacom, Inc. Class B (non-vtg.)	487,540	24,274,617
World Wrestling Entertainment, Inc. Class A (b)	44,310	752,827
		1,009,658,871
Multiline Retail - 0.5%
Big Lots, Inc. (b)	72,215	3,248,953
Burlington Stores, Inc. (a)	101,732	4,894,327
Dillard's, Inc. Class A (b)	32,687	2,451,525
Dollar General Corp.	402,589	26,333,346
Dollar Tree, Inc. (a)	318,270	24,016,654
Fred's, Inc. Class A	47,418	781,449
Gordmans Stores, Inc. (a)(b)	10,233	31,211
JC Penney Corp., Inc. (a)(b)	397,600	3,168,872
Kohl's Corp.	269,067	12,681,128
Macy's, Inc.	450,921	17,621,993
Nordstrom, Inc.	187,081	10,534,531
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	17,405	307,372
Sears Holdings Corp. (a)(b)	72,471	1,603,783
Target Corp.	851,984	61,768,840
The Bon-Ton Stores, Inc. (b)	19,775	52,997
Tuesday Morning Corp. (a)(b)	61,992	414,107
		169,911,088
Specialty Retail - 2.6%
Aarons, Inc. Class A	97,238	2,359,966
Abercrombie & Fitch Co. Class A	93,188	2,382,817
Advance Auto Parts, Inc.	98,792	16,076,422
Aeropostale, Inc. (a)(b)	110,952	59,936
America's Car Mart, Inc. (a)(b)	10,422	275,975
American Eagle Outfitters, Inc. (b)	238,087	3,707,015
Asbury Automotive Group, Inc. (a)	40,476	3,039,748
Ascena Retail Group, Inc. (a)(b)	233,731	2,648,172
AutoNation, Inc. (a)	105,216	6,725,407
AutoZone, Inc. (a)(b)	42,046	32,954,393
Barnes & Noble Education, Inc. (a)	60,796	878,502
Barnes & Noble, Inc.	82,041	1,050,125
bebe stores, Inc. (b)	66,951	30,811
Bed Bath & Beyond, Inc. (a)	224,686	12,249,881
Best Buy Co., Inc.	416,544	13,237,768
Big 5 Sporting Goods Corp.	23,104	223,185
Books-A-Million, Inc. (a)	4,414	14,301
Boot Barn Holdings, Inc. (b)	15,310	160,755
Build-A-Bear Workshop, Inc. (a)	15,205	195,536
Cabela's, Inc. Class A (a)(b)	66,953	3,138,087
Caleres, Inc.	56,993	1,601,503
CarMax, Inc. (a)(b)	288,976	16,558,325
Chico's FAS, Inc.	193,672	2,324,064
Christopher & Banks Corp. (a)	57,707	80,790
Citi Trends, Inc.	19,731	391,266
Conn's, Inc. (a)(b)	31,322	835,358
CST Brands, Inc.	101,651	3,785,483
Destination Maternity Corp.	22,235	123,404
Destination XL Group, Inc. (a)(b)	51,406	257,030
Dick's Sporting Goods, Inc.	126,777	4,948,106
DSW, Inc. Class A	102,377	2,350,576
Express, Inc. (a)(b)	106,219	1,778,106
Finish Line, Inc. Class A	58,534	971,079
Five Below, Inc. (a)(b)	73,748	2,065,681
Foot Locker, Inc.	185,015	12,025,975
Francesca's Holdings Corp. (a)	57,702	861,491
GameStop Corp. Class A (b)	148,697	5,208,856
Gap, Inc. (b)	325,018	8,687,731
Genesco, Inc. (a)	32,141	1,740,757
GNC Holdings, Inc.	113,411	3,380,782
Group 1 Automotive, Inc.	30,918	2,511,160
Guess?, Inc. (b)	92,962	1,830,422
Haverty Furniture Companies, Inc.	26,172	631,792
hhgregg, Inc. (a)(b)	15,184	62,558
Hibbett Sports, Inc. (a)(b)	34,547	1,133,487
Home Depot, Inc.	1,747,326	233,932,005
Kirkland's, Inc.	21,240	312,440
L Brands, Inc.	350,247	33,417,066
Lithia Motors, Inc. Class A (sub. vtg.)	30,888	3,837,525
Lowe's Companies, Inc.	1,258,978	96,437,715
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	540,858
MarineMax, Inc. (a)	36,815	668,192
Mattress Firm Holding Corp. (a)(b)	25,874	1,277,141
Michaels Companies, Inc. (a)(b)	120,574	2,677,949
Monro Muffler Brake, Inc. (b)	48,486	3,589,903
Murphy U.S.A., Inc. (a)	55,943	3,331,965
New York & Co., Inc. (a)	34,393	75,665
O'Reilly Automotive, Inc. (a)	134,212	35,414,520
Office Depot, Inc. (a)	731,144	4,818,239
Outerwall, Inc. (b)	30,388	1,881,017
Pacific Sunwear of California, Inc. (a)(b)	60,120	21,048
Party City Holdco, Inc.	32,051	407,048
Penske Automotive Group, Inc.	59,093	2,757,279
Perfumania Holdings, Inc. (a)	876	3,022
Pier 1 Imports, Inc. (b)	118,802	803,102
Rent-A-Center, Inc. (b)	68,968	1,183,491
Restoration Hardware Holdings, Inc. (a)(b)	53,020	4,764,907
Ross Stores, Inc.	566,555	29,466,526
Sally Beauty Holdings, Inc. (a)	207,503	5,366,028
Sears Hometown & Outlet Stores, Inc. (a)	10,000	79,600
Select Comfort Corp. (a)	68,724	1,623,261
Shoe Carnival, Inc.	21,330	415,508
Signet Jewelers Ltd.	107,873	14,173,433
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	980,007
Sportsman's Warehouse Holdings, Inc. (a)	33,271	380,953
Stage Stores, Inc.	38,699	299,530
Staples, Inc.	894,428	10,795,746
Stein Mart, Inc.	33,638	260,022
Systemax, Inc. (a)	10,113	97,793
The Buckle, Inc.	40,527	1,286,732
The Cato Corp. Class A (sub. vtg.)	36,544	1,435,448
The Children's Place Retail Stores, Inc. (b)	27,695	1,338,222
The Container Store Group, Inc. (a)(b)	22,029	226,238
The Men's Wearhouse, Inc.	69,976	1,398,820
The Pep Boys - Manny, Moe & Jack (a)	83,764	1,300,855
Tiffany & Co., Inc.	153,074	12,196,936
Tile Shop Holdings, Inc. (a)(b)	33,873	573,809
Tilly's, Inc. (a)	14,113	87,077
TJX Companies, Inc.	920,962	65,019,917
Tractor Supply Co.	183,329	16,380,446
Trans World Entertainment Corp. (a)	2,977	10,955
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	86,391	14,427,297
Urban Outfitters, Inc. (a)(b)	126,843	2,841,283
Vitamin Shoppe, Inc. (a)(b)	37,155	1,133,228
West Marine, Inc. (a)	16,394	150,661
Williams-Sonoma, Inc.	111,639	7,070,098
Winmark Corp.	1,991	190,141
Zumiez, Inc. (a)(b)	31,066	468,786
		801,182,037
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	69,396	5,984,017
Cherokee, Inc. (a)(b)	20,319	388,296
Coach, Inc.	375,932	11,943,360
Columbia Sportswear Co.	42,368	1,984,093
Crocs, Inc. (a)(b)	99,425	1,106,103
Culp, Inc.	12,256	345,374
Deckers Outdoor Corp. (a)	43,271	2,117,683
Delta Apparel, Inc. (a)	1,905	28,918
Fossil Group, Inc. (a)(b)	55,600	2,138,932
G-III Apparel Group Ltd. (a)(b)	55,777	2,558,491
Hanesbrands, Inc.	547,524	16,792,561
Iconix Brand Group, Inc. (a)(b)	61,164	430,595
Joe's Jeans, Inc. (a)	32,503	6,663
Kate Spade & Co. (a)(b)	171,315	3,433,153
Lakeland Industries, Inc. (a)(b)	3,598	50,120
lululemon athletica, Inc. (a)(b)	148,787	7,114,994
Michael Kors Holdings Ltd. (a)	267,639	11,513,830
Movado Group, Inc.	22,005	588,634
NIKE, Inc. Class B	924,231	122,257,277
Oxford Industries, Inc.	19,698	1,338,282
Perry Ellis International, Inc. (a)	15,961	331,031
PVH Corp.	111,304	10,160,942
Ralph Lauren Corp.	81,118	10,075,667
Rocky Brands, Inc.	8,326	94,583
Sequential Brands Group, Inc. (a)(b)	36,648	328,000
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	170,598	5,152,060
Steven Madden Ltd. (a)	86,611	2,762,891
Superior Uniform Group, Inc.	11,974	221,399
Tumi Holdings, Inc. (a)(b)	75,723	1,337,268
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	242,774	20,931,974
Unifi, Inc. (a)	18,843	562,087
Vera Bradley, Inc. (a)(b)	29,957	356,788
VF Corp.	467,416	30,241,815
Vince Holding Corp. (a)	20,302	105,164
Wolverine World Wide, Inc.	136,279	2,478,915
		277,261,960

TOTAL CONSUMER DISCRETIONARY		4,178,304,586

CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(b)	13,052	2,788,168
Brown-Forman Corp.:
Class A	20,000	2,270,600
Class B (non-vtg.)	167,246	17,149,405
Castle Brands, Inc. (a)(b)	38,689	51,069
Coca-Cola Bottling Co. Consolidated	6,914	1,339,034
Coca-Cola Enterprises, Inc.	288,966	14,534,990
Constellation Brands, Inc. Class A (sub. vtg.)	231,406	32,457,006
Craft Brew Alliance, Inc. (a)(b)	6,981	67,855
Dr. Pepper Snapple Group, Inc.	261,698	23,487,396
MGP Ingredients, Inc.	14,349	300,181
Molson Coors Brewing Co. Class B	214,804	19,768,412
Monster Beverage Corp.	207,289	32,048,952
National Beverage Corp. (a)	17,250	749,513
PepsiCo, Inc.	1,998,616	200,181,379
Primo Water Corp. (a)	16,948	150,668
REED'S, Inc. (a)	1,830	9,113
The Coca-Cola Co.	5,310,206	226,320,980
		573,674,721
Food & Staples Retailing - 1.9%
Andersons, Inc.	36,988	1,274,976
Casey's General Stores, Inc.	56,112	6,524,142
Chefs' Warehouse Holdings (a)(b)	22,894	448,265
Costco Wholesale Corp.	592,181	95,589,857
CVS Health Corp.	1,515,453	142,588,973
Fairway Group Holdings Corp. (a)(b)	15,014	12,499
Fresh Market, Inc. (a)(b)	59,148	1,418,369
Ingles Markets, Inc. Class A	19,385	1,055,901
Kroger Co.	1,314,095	49,488,818
Liberator Medical Holdings, Inc.	55,593	184,013
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	251,426
PriceSmart, Inc. (b)	26,710	2,489,372
Rite Aid Corp. (a)	1,411,873	11,125,559
Roundy's, Inc. (a)(b)	53,080	190,026
Smart & Final Stores, Inc. (a)	46,551	817,901
SpartanNash Co.	50,930	1,101,107
Sprouts Farmers Market LLC (a)(b)	208,239	5,024,807
SUPERVALU, Inc. (a)	422,858	2,841,606
Sysco Corp.	753,753	30,979,248
United Natural Foods, Inc. (a)(b)	66,521	2,920,937
Village Super Market, Inc. Class A	6,879	178,166
Wal-Mart Stores, Inc.	2,148,528	126,419,388
Walgreens Boots Alliance, Inc.	1,187,488	99,784,617
Weis Markets, Inc.	21,073	873,054
Whole Foods Market, Inc.	483,264	14,087,146
		597,670,173
Food Products - 1.6%
Alico, Inc.	4,002	170,805
Amplify Snack Brands, Inc. (b)	14,635	183,669
Archer Daniels Midland Co.	833,953	30,430,945
B&G Foods, Inc. Class A (b)	77,184	2,916,012
Blue Buffalo Pet Products, Inc. (a)(b)	81,644	1,467,143
Boulder Brands, Inc. (a)(b)	80,603	880,991
Bunge Ltd.	200,541	13,358,036
Cal-Maine Foods, Inc. (b)	44,003	2,398,604
Calavo Growers, Inc.	20,904	1,182,748
Campbell Soup Co.	248,162	12,963,983
Coffee Holding Co., Inc. (a)	3,401	14,624
ConAgra Foods, Inc.	584,601	23,927,719
Darling International, Inc. (a)	230,029	2,518,818
Dean Foods Co.	129,419	2,427,900
Diamond Foods, Inc. (a)	36,720	1,486,426
Farmer Brothers Co. (a)(b)	9,145	267,308
Flowers Foods, Inc.	244,489	5,750,381
Fresh Del Monte Produce, Inc.	55,694	2,434,385
Freshpet, Inc. (b)	24,280	209,051
General Mills, Inc.	799,969	46,206,209
Hormel Foods Corp.	185,083	13,866,418
Ingredion, Inc.	94,705	9,335,072
Inventure Foods, Inc. (a)(b)	20,016	151,321
J&J Snack Foods Corp.	19,285	2,250,174
John B. Sanfilippo & Son, Inc.	10,819	622,633
Kellogg Co.	341,557	23,488,875
Keurig Green Mountain, Inc. (b)	161,342	8,454,321
Lancaster Colony Corp.	29,148	3,388,746
Landec Corp. (a)	30,155	386,286
Lifeway Foods, Inc. (a)	1,962	21,582
Limoneira Co. (b)	13,723	233,703
McCormick & Co., Inc. (non-vtg.)	167,367	14,380,173
Mead Johnson Nutrition Co. Class A	274,933	22,156,850
Mondelez International, Inc.	2,194,883	95,828,592
Omega Protein Corp. (a)	32,056	787,936
Pilgrim's Pride Corp. (b)	94,260	2,029,418
Pinnacle Foods, Inc.	149,733	6,519,375
Post Holdings, Inc. (a)	80,676	5,608,596
Sanderson Farms, Inc. (b)	25,904	1,937,878
Seaboard Corp. (a)	405	1,336,500
Seneca Foods Corp. Class A (a)	7,029	193,579
Snyders-Lance, Inc. (b)	71,200	2,639,384
The Hain Celestial Group, Inc. (a)(b)	134,011	5,722,270
The Hershey Co.	197,703	17,063,746
The J.M. Smucker Co.	161,895	19,620,055
The Kraft Heinz Co.	812,421	59,867,303
Tootsie Roll Industries, Inc. (b)	37,180	1,191,619
TreeHouse Foods, Inc. (a)	61,167	5,288,499
Tyson Foods, Inc. Class A	408,694	20,434,700
WhiteWave Foods Co. (a)	236,355	9,603,104
		505,604,465
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	58,387	921,931
Church & Dwight Co., Inc.	189,254	16,232,316
Clorox Co.	173,410	21,554,863
Colgate-Palmolive Co.	1,228,050	80,658,324
Energizer Holdings, Inc.	88,029	2,977,141
HRG Group, Inc. (a)	170,026	2,327,656
Kimberly-Clark Corp.	491,362	58,545,782
Oil-Dri Corp. of America	2,105	65,718
Orchids Paper Products Co.	9,720	288,392
Procter & Gamble Co.	3,692,391	276,338,542
Spectrum Brands Holdings, Inc.	41,932	3,971,380
WD-40 Co.	22,073	2,180,150
		466,062,195
Personal Products - 0.2%
Avon Products, Inc.	582,001	2,007,903
Coty, Inc. Class A (b)	113,859	3,163,003
Cyanotech Corp. (a)	2,300	13,409
DS Healthcare Group, Inc. (a)(b)	14,476	40,388
Edgewell Personal Care Co. (a)	82,856	6,669,908
Elizabeth Arden, Inc. (a)(b)	31,918	327,160
Estee Lauder Companies, Inc. Class A	305,962	25,737,523
Herbalife Ltd. (a)(b)	93,550	5,400,642
Inter Parfums, Inc.	25,837	688,814
LifeVantage Corp. (a)(b)	12,828	108,525
Mannatech, Inc. (a)	599	13,070
MediFast, Inc. (a)(b)	14,005	424,632
Natural Health Trends Corp. (b)	11,452	554,162
Nature's Sunshine Products, Inc.	6,985	82,213
Nu Skin Enterprises, Inc. Class A (b)	81,268	2,833,815
Nutraceutical International Corp. (a)	7,518	187,800
Revlon, Inc. (a)	25,388	695,123
Synutra International, Inc. (a)(b)	26,200	134,144
The Female Health Co. (a)(b)	11,731	18,066
USANA Health Sciences, Inc. (a)	10,174	1,362,706
		50,463,006
Tobacco - 1.3%
22nd Century Group, Inc. (a)(b)	13,751	20,489
Alliance One International, Inc. (a)	8,945	114,317
Altria Group, Inc.	2,665,202	153,515,635
Philip Morris International, Inc.	2,113,690	184,715,369
Reynolds American, Inc.	1,124,902	52,026,718
Universal Corp. (b)	35,243	1,992,639
Vector Group Ltd. (b)	113,942	2,883,872
		395,269,039

TOTAL CONSUMER STAPLES		2,588,743,599

ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Aspen Aerogels, Inc. (a)	9,858	64,077
Atwood Oceanics, Inc. (b)	79,282	1,258,998
Baker Hughes, Inc.	591,318	31,972,564
Basic Energy Services, Inc. (a)(b)	48,473	193,407
Bristow Group, Inc.	47,191	1,441,685
C&J Energy Services Ltd. (a)(b)	59,040	351,878
Cameron International Corp. (a)	260,223	17,770,629
Carbo Ceramics, Inc. (b)	26,245	489,207
Core Laboratories NV (b)	56,453	6,669,922
Dawson Geophysical Co. (a)	19,081	84,529
Diamond Offshore Drilling, Inc. (b)	88,657	2,006,308
Dril-Quip, Inc. (a)	54,128	3,416,018
ENGlobal Corp. (a)	5,637	6,821
Ensco PLC Class A	322,529	5,521,696
Era Group, Inc. (a)(b)	30,759	362,649
Exterran Corp. (a)	45,055	737,550
Exterran Holdings, Inc. (a)	90,110	952,463
Fairmount Santrol Holidings, Inc. (a)(b)	86,660	253,914
FMC Technologies, Inc. (a)	321,085	10,923,312
Forbes Energy Services Ltd. (a)	500	185
Forum Energy Technologies, Inc. (a)(b)	82,786	1,296,429
Frank's International NV	66,668	1,126,689
Geospace Technologies Corp. (a)(b)	13,736	174,859
GreenHunter Energy, Inc. (a)	12,193	2,073
Gulf Island Fabrication, Inc.	17,861	176,824
Gulfmark Offshore, Inc. Class A (b)	30,820	199,405
Halliburton Co.	1,159,515	46,206,673
Helix Energy Solutions Group, Inc. (a)	125,576	813,732
Helmerich & Payne, Inc. (b)	143,064	8,333,478
Hornbeck Offshore Services, Inc. (a)(b)	41,835	512,479
Independence Contract Drilling, Inc. (a)(b)	5,209	31,775
ION Geophysical Corp. (a)	155,410	86,657
Key Energy Services, Inc. (a)(b)	163,573	87,054
Matrix Service Co. (a)	33,419	768,303
McDermott International, Inc. (a)(b)	337,356	1,494,487
Mitcham Industries, Inc. (a)(b)	23,287	88,723
Nabors Industries Ltd.	435,341	4,401,298
National Oilwell Varco, Inc.	518,148	19,347,646
Natural Gas Services Group, Inc. (a)	21,602	501,598
Newpark Resources, Inc. (a)	122,453	795,945
Noble Corp. (b)	320,782	4,256,777
Nuverra Environmental Solutions, Inc. (a)(b)	16,034	13,196
Oceaneering International, Inc.	135,665	5,933,987
Oil States International, Inc. (a)	62,779	1,991,350
Paragon Offshore PLC	94,730	19,410
Parker Drilling Co. (a)	180,331	495,910
Patterson-UTI Energy, Inc.	188,760	3,061,687
PHI, Inc. (non-vtg.) (a)	18,377	392,716
Pioneer Energy Services Corp. (a)	82,168	207,885
Profire Energy, Inc. (a)	14,213	19,188
RigNet, Inc. (a)(b)	15,376	339,656
Rowan Companies PLC (b)	172,571	3,508,368
RPC, Inc. (b)	78,821	1,044,378
Schlumberger Ltd.	1,722,501	132,890,952
SEACOR Holdings, Inc. (a)(b)	30,397	1,725,942
Seventy Seven Energy, Inc. (a)(b)	63,215	70,169
Superior Energy Services, Inc.	194,953	3,054,914
Synthesis Energy Systems, Inc. (a)(b)	138,081	122,892
Tesco Corp.	53,676	451,415
TETRA Technologies, Inc. (a)	113,155	1,054,605
Tidewater, Inc. (b)	61,246	582,449
Transocean Ltd. (United States) (b)	471,136	6,765,513
U.S. Silica Holdings, Inc. (b)	67,342	1,432,364
Unit Corp. (a)(b)	64,642	1,168,081
Weatherford International Ltd. (a)(b)	1,047,793	11,326,642
Willbros Group, Inc. (a)	69,552	206,569
		353,060,954
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. (a)	126,005	166,327
Adams Resources & Energy, Inc.	2,090	89,703
Aemetis, Inc. (a)(b)	10,055	29,964
Alon U.S.A. Energy, Inc.	48,399	851,338
Amyris, Inc. (a)(b)	58,883	98,335
Anadarko Petroleum Corp.	692,414	41,475,599
Antero Resources Corp. (a)(b)	139,550	2,876,126
Apache Corp.	509,465	25,055,489
Approach Resources, Inc. (a)(b)	44,511	99,260
Arch Coal, Inc. (a)(b)	26,275	32,581
Ardmore Shipping Corp.	32,573	407,814
Barnwell Industries, Inc. (a)	2,847	6,007
Bill Barrett Corp. (a)(b)	57,665	362,136
Bonanza Creek Energy, Inc. (a)(b)	47,310	401,662
Cabot Oil & Gas Corp.	562,733	10,596,262
California Resources Corp.	461,682	1,892,896
Callon Petroleum Co. (a)	103,916	986,163
Carrizo Oil & Gas, Inc. (a)	72,417	2,924,198
Ceres, Inc. (a)(b)	1,995	1,947
Cheniere Energy, Inc. (a)	322,220	15,321,561
Chesapeake Energy Corp. (b)	711,819	3,751,286
Chevron Corp.	2,563,322	234,082,565
Cimarex Energy Co.	128,520	15,296,450
Clayton Williams Energy, Inc. (a)(b)	7,754	437,403
Clean Energy Fuels Corp. (a)(b)	142,581	671,557
Cloud Peak Energy, Inc. (a)(b)	86,697	226,279
Cobalt International Energy, Inc. (a)	514,040	3,788,475
Columbia Pipeline Group, Inc.	428,654	8,217,297
Comstock Resources, Inc. (b)	50,200	127,508
Concho Resources, Inc. (a)(b)	171,622	18,782,312
ConocoPhillips Co.	1,680,866	90,850,807
CONSOL Energy, Inc. (b)	301,941	2,379,295
Contango Oil & Gas Co. (a)	29,433	226,928
Continental Resources, Inc. (a)(b)	114,814	4,167,748
CVR Energy, Inc. (b)	23,933	1,142,801
Dakota Plains Holdings, Inc. (a)	40,463	16,541
Delek U.S. Holdings, Inc.	76,562	2,120,002
Denbury Resources, Inc. (b)	468,655	1,734,024
Devon Energy Corp.	526,060	24,204,021
DHT Holdings, Inc.	122,914	921,855
Diamondback Energy, Inc.	89,041	6,946,979
Eclipse Resources Corp. (a)(b)	76,688	194,788
Emerald Oil, Inc. (a)(b)	3,637	5,528
Energen Corp.	110,057	6,525,280
Energy XXI (Bermuda) Ltd. (b)	106,493	167,194
EOG Resources, Inc.	746,251	62,259,721
EP Energy Corp. (a)(b)	48,938	276,989
EQT Corp.	207,865	11,894,035
Evolution Petroleum Corp.	29,931	184,076
EXCO Resources, Inc. (a)(b)	234,793	298,187
Exxon Mobil Corp.	5,677,028	463,586,106
FX Energy, Inc. (a)(b)	98,760	112,586
Gastar Exploration, Inc. (a)(b)	74,542	81,996
Gener8 Maritime, Inc. (a)	28,403	275,225
Gevo, Inc. (a)(b)	21,621	31,567
Goodrich Petroleum Corp. (a)(b)	42,255	16,851
Green Plains, Inc.	43,197	1,023,337
Gulfport Energy Corp. (a)	152,147	3,867,577
Halcon Resources Corp. (a)(b)	641,369	391,235
Hallador Energy Co. (b)	19,418	130,877
Harvest Natural Resources, Inc. (a)(b)	51,649	40,286
Hess Corp.	330,649	19,508,291
HollyFrontier Corp.	258,598	12,433,392
Houston American Energy Corp. (a)	36,485	6,389
Isramco, Inc. (a)	123	11,316
Jones Energy, Inc. (a)(b)	48,096	269,819
Kinder Morgan, Inc.	2,456,536	57,900,554
Kosmos Energy Ltd. (a)	234,975	1,576,682
Laredo Petroleum, Inc. (a)(b)	170,381	1,855,449
Lilis Energy, Inc. (a)	8,026	796
Lucas Energy, Inc. (a)(b)	376	820
Magellan Petroleum Corp. (a)	4,486	2,356
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	0
Marathon Oil Corp.	923,895	16,177,401
Marathon Petroleum Corp.	729,842	42,630,071
Matador Resources Co. (a)(b)	100,803	2,590,637
Memorial Resource Development Corp. (a)	126,866	2,066,647
Midstates Petroleum Co., Inc. (a)	3,216	10,677
Murphy Oil Corp.	219,468	6,272,395
Newfield Exploration Co. (a)	216,602	8,287,193
Noble Energy, Inc.	578,716	21,221,516
Northern Oil & Gas, Inc. (a)(b)	93,777	481,076
Oasis Petroleum, Inc. (a)(b)	179,782	2,065,695
Occidental Petroleum Corp.	1,040,918	78,682,992
ONEOK, Inc.	288,767	8,512,851
Pacific Ethanol, Inc. (a)(b)	28,969	144,555
Panhandle Royalty Co. Class A	17,964	340,059
Par Petroleum Corp. (a)(b)	33,374	836,019
Parsley Energy, Inc. Class A (a)(b)	123,019	2,417,323
PBF Energy, Inc. Class A	129,829	5,256,776
PDC Energy, Inc. (a)(b)	53,784	3,038,258
Peabody Energy Corp. (b)	23,365	266,361
Penn Virginia Corp. (a)(b)	91,817	41,180
Petroquest Energy, Inc. (a)(b)	70,948	52,331
Phillips 66 Co.	649,448	59,443,975
Pioneer Natural Resources Co.	204,203	29,558,384
QEP Resources, Inc.	208,230	3,290,034
Range Resources Corp. (b)	230,286	6,581,574
Renewable Energy Group, Inc. (a)(b)	48,243	434,669
Resolute Energy Corp. (a)(b)	59,120	47,976
Rex American Resources Corp. (a)(b)	8,227	517,067
Rex Energy Corp. (a)(b)	63,386	86,839
Rice Energy, Inc. (a)(b)	106,141	1,430,781
Ring Energy, Inc. (a)(b)	35,672	355,650
Royale Energy, Inc. (a)(b)	36,496	16,423
RSP Permian, Inc. (a)(b)	94,454	2,680,605
Sanchez Energy Corp. (a)(b)	73,315	366,575
SandRidge Energy, Inc. (a)(b)	475,629	142,927
SemGroup Corp. Class A	63,641	2,210,252
SM Energy Co. (b)	92,021	2,702,657
Solazyme, Inc. (a)(b)	98,314	324,436
Southwestern Energy Co. (a)(b)	509,806	4,593,352
Spectra Energy Corp.	908,238	23,795,836
Stone Energy Corp. (a)	67,092	489,101
Swift Energy Co. (a)(b)	41,382	15,725
Synergy Resources Corp. (a)(b)	117,867	1,342,505
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	68,340	2,685,762
Teekay Corp. (b)	68,637	1,910,854
Tengasco, Inc. (a)	12,601	2,520
Tesoro Corp.	169,272	19,495,056
The Williams Companies, Inc.	926,319	33,866,223
TransAtlantic Petroleum Ltd. (a)	18,382	28,492
Triangle Petroleum Corp. (a)	83,126	63,675
U.S. Energy Corp. (a)	13,579	3,263
Ultra Petroleum Corp. (a)(b)	197,021	790,054
Uranium Energy Corp. (a)(b)	101,154	109,246
Uranium Resources, Inc. (a)	26,282	14,981
VAALCO Energy, Inc. (a)	68,248	139,908
Valero Energy Corp.	675,378	48,532,663
Vertex Energy, Inc. (a)(b)	17,824	34,400
W&T Offshore, Inc.	37,319	139,946
Warren Resources, Inc. (a)(b)	91,512	22,695
Western Refining, Inc.	93,791	4,244,981
Westmoreland Coal Co. (a)(b)	23,319	139,914
Whiting Petroleum Corp. (a)	269,027	4,441,636
World Fuel Services Corp.	106,709	4,651,445
WPX Energy, Inc. (a)	310,511	2,664,184
Zion Oil & Gas, Inc. (a)	27,782	54,453
Zion Oil & Gas, Inc. rights 1/15/16	277	0
		1,634,552,513

TOTAL ENERGY		1,987,613,467

FINANCIALS - 18.3%
Banks - 6.1%
1st Source Corp.	27,092	915,981
Access National Corp.	1,270	27,750
ACNB Corp.	3,789	81,653
American National Bankshares, Inc.	2,748	71,448
Ameris Bancorp (b)	34,183	1,168,717
Ames National Corp.	2,652	67,202
Arrow Financial Corp.	16,456	468,502
Associated Banc-Corp.	228,253	4,681,469
Atlantic Capital Bancshares, Inc. (a)	3,774	54,459
Banc of California, Inc.	29,111	437,247
BancFirst Corp.	15,424	994,385
Bancorp, Inc., Delaware (a)	42,844	329,042
BancorpSouth, Inc.	112,604	3,029,048
Bank of America Corp.	14,235,337	248,121,924
Bank of Hawaii Corp.	64,151	4,438,608
Bank of Marin Bancorp	4,167	228,893
Bank of the Ozarks, Inc. (b)	100,972	5,480,760
BankUnited, Inc.	139,847	5,286,217
Banner Corp.	30,182	1,584,555
Bar Harbor Bankshares	4,029	140,652
BB&T Corp.	1,085,171	41,909,304
BBCN Bancorp, Inc.	115,823	2,190,213
BCB Bancorp, Inc.	2,814	31,461
Berkshire Hills Bancorp, Inc.	42,978	1,299,655
Blue Hills Bancorp, Inc.	33,928	551,669
BNC Bancorp	46,410	1,183,455
BOK Financial Corp. (b)	49,801	3,428,799
Boston Private Financial Holdings, Inc.	110,492	1,336,953
Bridge Bancorp, Inc.	12,821	408,733
Bryn Mawr Bank Corp.	22,435	667,441
C & F Financial Corp.	1,992	77,668
C1 Financial, Inc. (a)	6,494	157,350
Camden National Corp.	5,346	240,249
Capital Bank Financial Corp. Series A	33,462	1,128,339
Capital City Bank Group, Inc.	7,146	112,550
Cardinal Financial Corp.	39,218	964,763
Cascade Bancorp (a)	23,889	143,334
Cathay General Bancorp	106,141	3,642,759
Centerstate Banks of Florida, Inc.	52,353	834,507
Central Pacific Financial Corp.	36,476	847,702
Central Valley Community Bancorp	3,159	35,476
Century Bancorp, Inc. Class A (non-vtg.)	686	30,808
Chemical Financial Corp.	51,333	1,891,621
CIT Group, Inc.	236,055	10,140,923
Citigroup, Inc.	4,095,373	221,518,726
Citizens & Northern Corp.	8,777	180,192
Citizens Financial Group, Inc.	730,439	19,451,591
City Holding Co. (b)	22,173	1,106,876
CNB Financial Corp., Pennsylvania	7,083	132,381
CoBiz, Inc.	44,650	612,598
Columbia Banking Systems, Inc.	85,736	3,047,057
Comerica, Inc.	245,900	11,397,465
Commerce Bancshares, Inc.	130,299	5,983,330
Community Bank System, Inc.	68,432	2,951,472
Community Trust Bancorp, Inc.	24,944	915,445
CommunityOne Bancorp (a)	6,555	92,426
ConnectOne Bancorp, Inc.	31,688	618,233
CU Bancorp (a)	11,060	297,735
Cullen/Frost Bankers, Inc.	71,142	4,965,000
Customers Bancorp, Inc. (a)	31,152	965,712
CVB Financial Corp.	125,947	2,330,020
Eagle Bancorp, Inc. (a)	43,309	2,365,971
East West Bancorp, Inc.	211,572	9,177,993
Eastern Virginia Bankshares, Inc.	969	6,628
Enterprise Bancorp, Inc.	803	19,665
Enterprise Financial Services Corp.	18,919	554,327
Farmers Capital Bank Corp. (a)	6,822	184,262
Farmers National Banc Corp.	14,652	123,223
FCB Financial Holdings, Inc. Class A (a)	21,708	845,527
Fidelity Southern Corp.	14,709	332,718
Fifth Third Bancorp	1,094,989	22,633,423
Financial Institutions, Inc.	12,700	346,329
First Bancorp, North Carolina	13,154	256,371
First Bancorp, Puerto Rico (a)(b)	202,591	759,716
First Busey Corp.	33,307	732,421
First Business Finance Services, Inc.	3,936	102,021
First Citizen Bancshares, Inc.	13,533	3,585,162
First Commonwealth Financial Corp.	118,153	1,162,626
First Community Bancshares, Inc.	12,848	262,099
First Connecticut Bancorp, Inc.	11,897	217,120
First Financial Bancorp, Ohio	94,231	1,898,755
First Financial Bankshares, Inc. (b)	96,784	3,475,513
First Financial Corp., Indiana	11,757	429,836
First Foundation, Inc. (a)	16,220	371,925
First Horizon National Corp.	287,965	4,282,040
First Internet Bancorp	2,571	82,915
First Interstate Bancsystem, Inc.	24,776	753,438
First Merchants Corp.	47,608	1,294,938
First Midwest Bancorp, Inc., Delaware	122,035	2,384,564
First NBC Bank Holding Co. (a)	23,508	995,329
First Niagara Financial Group, Inc.	529,611	5,709,207
First of Long Island Corp.	12,691	398,244
First Republic Bank	191,324	13,174,571
First United Corp. (a)	3,018	30,572
FirstMerit Corp.	250,282	5,063,205
Flushing Financial Corp.	47,044	1,071,192
FNB Corp., Pennsylvania	219,763	3,190,959
Fulton Financial Corp.	224,854	3,253,637
German American Bancorp, Inc.	11,625	400,830
Glacier Bancorp, Inc.	110,270	3,239,733
Great Southern Bancorp, Inc.	11,842	602,284
Great Western Bancorp, Inc.	68,399	2,067,018
Green Bancorp, Inc. (a)	8,255	111,938
Guaranty Bancorp	16,534	289,676
Hampton Roads Bankshares, Inc. (a)	89,921	168,152
Hancock Holding Co.	109,529	3,189,484
Hanmi Financial Corp.	38,186	996,655
Heartland Financial U.S.A., Inc.	23,914	911,363
Heritage Commerce Corp.	19,687	212,620
Heritage Financial Corp., Washington	37,277	729,884
Heritage Oaks Bancorp	12,552	104,558
Hilltop Holdings, Inc. (a)	119,649	2,669,369
Home Bancshares, Inc.	95,737	4,319,653
HomeTrust Bancshares, Inc. (a)	24,994	499,630
Horizon Bancorp Industries	6,951	191,361
Huntington Bancshares, Inc.	1,008,539	11,789,821
IBERIABANK Corp.	53,736	3,405,250
Independent Bank Corp.	21,519	333,760
Independent Bank Corp., Massachusetts	37,631	1,947,028
Independent Bank Group, Inc.	14,281	570,812
International Bancshares Corp.	86,896	2,651,197
Investors Bancorp, Inc.	472,999	6,063,847
JPMorgan Chase & Co.	5,027,682	335,245,836
KeyCorp	1,119,570	14,677,563
Lakeland Bancorp, Inc.	36,182	437,440
Lakeland Financial Corp.	23,917	1,151,364
LegacyTexas Financial Group, Inc.	56,071	1,710,726
Live Oak Bancshares, Inc. (b)	5,533	87,421
M&T Bank Corp.	217,342	27,239,473
Macatawa Bank Corp.	22,839	134,522
MainSource Financial Group, Inc.	22,305	513,461
MB Financial, Inc.	91,216	3,260,060
MBT Financial Corp. (a)	1,650	10,808
Mercantile Bank Corp.	15,647	404,788
Merchants Bancshares, Inc.	5,246	171,492
Metro Bancorp, Inc.	17,759	603,451
Midsouth Bancorp, Inc.	7,208	78,928
MidWestOne Financial Group, Inc.	9,068	287,909
Monarch Financial Holdings, Inc.	3,982	52,085
MutualFirst Financial, Inc.	20,181	480,308
National Bank Holdings Corp.	141,292	3,207,328
National Bankshares, Inc. (b)	5,803	208,444
National Penn Bancshares, Inc.	233,564	2,917,214
NBT Bancorp, Inc.	73,876	2,225,884
NewBridge Bancorp	41,712	535,582
Northrim Bancorp, Inc.	2,935	86,377
OFG Bancorp (b)	53,595	448,054
Old National Bancorp, Indiana	151,814	2,239,257
Old Second Bancorp, Inc. (a)	18,605	144,189
Opus Bank	31,202	1,228,735
Orrstown Financial Services, Inc.	5,669	100,738
Pacific Continental Corp.	13,395	213,114
Pacific Mercantile Bancorp (a)	10,321	69,564
Pacific Premier Bancorp, Inc. (a)	21,182	496,294
PacWest Bancorp	147,057	6,914,620
Park National Corp.	20,366	1,975,706
Park Sterling Corp.	35,080	265,556
Peapack-Gladstone Financial Corp.	15,817	360,311
Penns Woods Bancorp, Inc.	3,854	171,927
Peoples Bancorp, Inc.	21,085	434,773
Peoples Financial Corp., Mississippi (a)	2,667	24,590
Peoples Financial Services Corp. (b)	12,111	483,350
Peoples United Financial, Inc.	460,969	7,721,231
Pinnacle Financial Partners, Inc.	43,042	2,338,472
PNC Financial Services Group, Inc.	698,994	66,760,917
Popular, Inc.	148,822	4,421,502
Preferred Bank, Los Angeles	11,618	423,128
Premier Financial Bancorp, Inc.	115	1,756
PrivateBancorp, Inc.	128,395	5,663,503
Prosperity Bancshares, Inc.	82,842	4,590,275
QCR Holdings, Inc.	6,184	149,653
Regions Financial Corp.	1,757,603	17,822,094
Renasant Corp. (b)	45,616	1,666,352
Republic Bancorp, Inc., Kentucky Class A	18,205	488,258
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	11,664
S&T Bancorp, Inc.	72,150	2,447,328
Sandy Spring Bancorp, Inc.	36,755	1,079,862
Seacoast Banking Corp., Florida (a)	28,919	464,150
ServisFirst Bancshares, Inc.	44,394	2,185,073
Shore Bancshares, Inc.	2,958	31,384
Sierra Bancorp	3,618	64,545
Signature Bank (a)	67,430	10,664,055
Simmons First National Corp. Class A	56,478	3,256,521
South State Corp.	33,608	2,641,925
Southern National Bancorp of Virginia, Inc.	3,574	44,139
Southside Bancshares, Inc. (b)	31,211	881,399
Southwest Bancorp, Inc., Oklahoma	15,446	285,751
State Bank Financial Corp.	47,317	1,102,959
Sterling Bancorp	186,202	3,265,983
Stock Yards Bancorp, Inc.	13,476	542,679
Stonegate Bank	14,759	499,149
Suffolk Bancorp	15,697	465,259
Sun Bancorp, Inc. (a)	9,760	213,939
SunTrust Banks, Inc.	685,168	29,749,995
SVB Financial Group (a)	68,034	9,013,144
Synovus Financial Corp.	198,807	6,636,178
Talmer Bancorp, Inc. Class A	137,867	2,518,830
TCF Financial Corp.	219,604	3,364,333
Texas Capital Bancshares, Inc. (a)(b)	58,898	3,491,473
The First Bancorp, Inc.	2,896	64,262
Tompkins Financial Corp.	18,872	1,180,632
TowneBank	69,729	1,565,416
Trico Bancshares	23,651	692,974
TriState Capital Holdings, Inc. (a)	26,548	351,230
Triumph Bancorp, Inc.	15,765	274,784
Trustmark Corp.	94,171	2,377,818
U.S. Bancorp	2,260,766	99,225,020
UMB Financial Corp.	60,645	3,195,992
Umpqua Holdings Corp.	368,620	6,605,670
Union Bankshares Corp.	63,353	1,701,028
United Bankshares, Inc., West Virginia (b)	94,604	3,984,720
United Community Bank, Inc.	69,605	1,453,352
Univest Corp. of Pennsylvania	24,791	517,636
Valley National Bancorp (b)	247,734	2,759,757
Washington Trust Bancorp, Inc.	21,208	866,559
Webster Financial Corp.	155,515	6,253,258
Wells Fargo & Co.	6,362,043	350,548,569
WesBanco, Inc.	55,076	1,868,178
West Bancorp., Inc.	59,222	1,227,672
Westamerica Bancorp. (b)	45,279	2,218,671
Westbury Bancorp, Inc. (a)	4,860	87,140
Western Alliance Bancorp. (a)	115,909	4,496,110
Wilshire Bancorp, Inc.	110,533	1,363,977
Wintrust Financial Corp.	65,304	3,436,950
Yadkin Financial Corp.	31,003	815,069
Your Community Bankshares, Inc.	385	11,666
Zions Bancorporation	288,701	8,649,482
		1,882,486,560
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	77,232	13,687,827
Ameriprise Financial, Inc.	240,334	27,145,725
Arlington Asset Investment Corp. (b)	25,721	358,036
Artisan Partners Asset Management, Inc.	43,398	1,696,428
Ashford, Inc. (a)	1,254	77,535
Bank of New York Mellon Corp.	1,500,345	65,775,125
BGC Partners, Inc. Class A	270,826	2,460,454
BlackRock, Inc. Class A	174,023	63,295,646
Calamos Asset Management, Inc. Class A	22,184	210,970
Charles Schwab Corp.	1,623,362	54,723,533
Cohen & Steers, Inc.	29,933	926,726
Cowen Group, Inc. Class A (a)(b)	169,746	806,294
Diamond Hill Investment Group, Inc.	4,042	890,008
E*TRADE Financial Corp. (a)	392,699	11,949,831
Eaton Vance Corp. (non-vtg.)	172,774	6,206,042
Evercore Partners, Inc. Class A	47,875	2,658,499
FBR & Co.	6,019	127,362
Federated Investors, Inc. Class B (non-vtg.) (b)	132,184	4,140,003
Financial Engines, Inc. (b)	75,157	2,707,907
Franklin Resources, Inc.	525,273	22,019,444
FXCM, Inc. Class A	5,137	33,647
GAMCO Investors, Inc. Class A	6,083	398,376
Goldman Sachs Group, Inc.	547,162	103,971,723
Greenhill & Co., Inc.	34,523	915,205
HFF, Inc.	50,180	1,724,687
Houlihan Lokey	12,771	312,251
Institutional Financial Markets, Inc.	6,881	10,046
Interactive Brokers Group, Inc.	78,906	3,421,364
INTL FCStone, Inc. (a)	19,656	699,360
Invesco Ltd.	576,044	19,406,922
Investment Technology Group, Inc.	55,680	1,117,498
Janus Capital Group, Inc. (b)	187,399	2,959,030
KCG Holdings, Inc. Class A (a)	107,133	1,383,087
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	462,968
Lazard Ltd. Class A	180,170	8,372,500
Legg Mason, Inc.	154,159	6,841,576
LPL Financial (b)	109,368	5,028,741
Manning & Napier, Inc. Class A	21,800	199,688
Moelis & Co. Class A (b)	17,990	530,885
Morgan Stanley	2,068,104	70,935,967
Northern Trust Corp.	294,624	22,079,123
NorthStar Asset Management Group, Inc.	259,014	3,522,590
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	242,491
Piper Jaffray Companies (a)	20,940	848,698
Pzena Investment Management, Inc.	4,972	48,228
Raymond James Financial, Inc.	181,475	10,658,027
RCS Capital Corp. Class A (a)(b)	51,974	28,586
Safeguard Scientifics, Inc. (a)(b)	26,745	435,676
SEI Investments Co.	192,803	10,486,555
Silvercrest Asset Management Group Class A	6,008	77,323
State Street Corp.	556,426	40,385,399
Stifel Financial Corp. (a)	97,319	4,414,390
T. Rowe Price Group, Inc.	350,946	26,724,538
TD Ameritrade Holding Corp.	362,083	13,263,100
U.S. Global Investments, Inc. Class A	7,637	9,623
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	31,929	710,420
Virtus Investment Partners, Inc.	8,765	1,194,144
Waddell & Reed Financial, Inc. Class A	111,918	4,185,733
Westwood Holdings Group, Inc.	9,364	546,389
WisdomTree Investments, Inc. (b)	146,939	3,195,923
		653,645,872
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	602,507	12,026,040
American Express Co.	1,158,836	83,019,011
Asta Funding, Inc. (a)	4,468	37,442
Atlanticus Holdings Corp. (a)	35,598	113,202
Capital One Financial Corp.	740,675	58,150,394
Cash America International, Inc.	36,022	1,215,743
Consumer Portfolio Services, Inc. (a)	11,930	55,832
Credit Acceptance Corp. (a)(b)	13,731	2,751,967
Discover Financial Services	595,316	33,790,136
Emergent Capital, Inc. (a)	20,885	89,388
Encore Capital Group, Inc. (a)(b)	29,815	983,001
Enova International, Inc. (a)	32,960	247,859
EZCORP, Inc. (non-vtg.) Class A (a)(b)	64,428	373,038
First Cash Financial Services, Inc. (a)	42,812	1,664,959
First Marblehead Corp. (a)(b)	5,188	20,648
Green Dot Corp. Class A (a)	74,413	1,251,627
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	497
J.G. Wentworth Co. (a)(b)	8,584	16,310
LendingClub Corp. (b)	328,200	3,944,964
Navient Corp.	519,922	6,192,271
Nelnet, Inc. Class A	31,753	1,047,849
Nicholas Financial, Inc. (a)	5,705	73,480
OneMain Holdings, Inc. (a)	61,722	2,991,048
PRA Group, Inc. (a)(b)	66,508	2,747,445
Regional Management Corp. (a)	12,187	191,336
Santander Consumer U.S.A. Holdings, Inc. (a)	144,316	2,545,734
SLM Corp. (a)	610,909	4,126,690
Synchrony Financial (a)	1,134,321	36,105,437
World Acceptance Corp. (a)(b)	15,268	658,662
		256,432,010
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	2,549,825	341,906,034
CBOE Holdings, Inc.	109,590	7,913,494
CME Group, Inc.	459,417	44,862,070
FactSet Research Systems, Inc.	53,360	9,046,121
Gain Capital Holdings, Inc.	33,946	280,394
IntercontinentalExchange, Inc.	151,172	39,280,532
Leucadia National Corp.	454,558	8,036,585
MarketAxess Holdings, Inc.	48,799	5,210,757
Marlin Business Services Corp.	13,319	232,816
McGraw Hill Financial, Inc.	368,279	35,527,875
Moody's Corp.	237,456	24,486,463
Morningstar, Inc.	31,944	2,579,478
MSCI, Inc. Class A	147,156	10,318,579
NewStar Financial, Inc. (a)	27,065	260,636
On Deck Capital, Inc. (b)	61,562	612,542
PICO Holdings, Inc. (a)	29,880	323,600
Resource America, Inc. Class A	9,127	53,302
The NASDAQ OMX Group, Inc.	155,180	9,096,652
Voya Financial, Inc.	301,002	12,250,781
		552,278,711
Insurance - 3.1%
ACE Ltd. (b)	434,273	49,876,254
AFLAC, Inc.	573,983	37,446,651
Alleghany Corp. (a)	23,047	11,739,220
Allied World Assurance Co. Holdings AG	140,733	5,111,423
Allstate Corp.	541,867	34,007,573
AMBAC Financial Group, Inc. (a)	65,156	1,099,833
American Equity Investment Life Holding Co.	107,667	2,886,552
American Financial Group, Inc.	103,206	7,637,244
American International Group, Inc.	1,750,781	111,314,656
American National Insurance Co.	15,272	1,639,602
Amerisafe, Inc.	28,834	1,552,423
AmTrust Financial Services, Inc.	50,205	3,138,315
Aon PLC	378,986	35,905,134
Arch Capital Group Ltd. (a)	172,652	12,512,090
Argo Group International Holdings, Ltd.	36,048	2,290,129
Arthur J. Gallagher & Co.	215,214	9,415,613
Aspen Insurance Holdings Ltd.	82,529	4,169,365
Assurant, Inc.	95,115	8,134,235
Assured Guaranty Ltd.	208,257	5,506,315
Axis Capital Holdings Ltd.	139,939	7,836,584
Baldwin & Lyons, Inc. Class B	6,073	142,412
Brown & Brown, Inc.	150,525	4,886,042
Cincinnati Financial Corp.	214,592	13,113,717
Citizens, Inc. Class A (a)(b)	56,518	524,487
CNA Financial Corp.	78,416	2,881,004
CNO Financial Group, Inc.	273,436	5,531,610
Crawford & Co. Class B	22,758	136,093
Donegal Group, Inc. Class A	8,008	111,471
eHealth, Inc. (a)	26,343	341,142
EMC Insurance Group	8,724	227,871
Employers Holdings, Inc.	40,969	1,122,960
Endurance Specialty Holdings Ltd.	82,043	5,411,556
Enstar Group Ltd. (a)	17,116	2,637,747
Erie Indemnity Co. Class A	39,674	3,821,796
Everest Re Group Ltd.	57,174	10,545,173
FBL Financial Group, Inc. Class A	14,669	1,002,186
Federated National Holding Co.	19,431	555,532
Fidelity & Guaranty Life	19,773	507,771
First Acceptance Corp. (a)	4,055	10,300
First American Financial Corp.	155,678	6,139,940
FNF Group	376,904	13,512,008
FNFV Group (a)(b)	119,032	1,331,968
Genworth Financial, Inc. Class A (a)	663,907	3,352,730
Global Indemnity PLC (a)	13,709	402,222
Greenlight Capital Re, Ltd. (a)	35,373	729,038
Hallmark Financial Services, Inc. (a)	10,337	131,797
Hanover Insurance Group, Inc.	63,275	5,353,065
Hartford Financial Services Group, Inc.	559,584	25,539,414
HCI Group, Inc.	9,511	372,165
Health Insurance Innovations, Inc. (a)(b)	4,900	26,558
Heritage Insurance Holdings, Inc. (a)	60,181	1,351,665
Horace Mann Educators Corp.	55,232	1,929,254
Independence Holding Co.	16,014	242,292
Infinity Property & Casualty Corp.	13,372	1,143,306
Investors Title Co.	1,086	94,536
James River Group Holdings Ltd.	18,936	607,846
Kansas City Life Insurance Co.	2,863	142,921
Kemper Corp.	64,855	2,666,189
Lincoln National Corp.	338,144	18,594,539
Loews Corp.	391,322	14,827,191
Maiden Holdings Ltd. (b)	73,970	1,139,878
Markel Corp. (a)	19,270	17,442,626
Marsh & McLennan Companies, Inc.	717,448	39,674,874
MBIA, Inc. (a)	228,577	1,501,751
Mercury General Corp.	50,517	2,614,255
MetLife, Inc.	1,517,903	77,549,664
National General Holdings Corp.	96,033	2,104,083
National Interstate Corp.	15,961	417,221
National Western Life Group, Inc.	3,282	863,987
Navigators Group, Inc. (a)	15,156	1,307,357
Old Republic International Corp.	306,111	5,803,865
OneBeacon Insurance Group Ltd.	32,052	444,241
PartnerRe Ltd.	64,815	9,017,711
Patriot National, Inc.	7,857	114,555
Phoenix Companies, Inc. (a)	7,382	265,235
Primerica, Inc.	65,762	3,369,645
Principal Financial Group, Inc.	379,724	19,540,597
ProAssurance Corp.	69,301	3,666,716
Progressive Corp.	781,961	24,100,038
Prudential Financial, Inc.	611,895	52,959,512
Reinsurance Group of America, Inc.	91,293	8,388,001
RenaissanceRe Holdings Ltd.	65,324	7,235,286
RLI Corp.	47,515	2,884,161
Safety Insurance Group, Inc.	17,540	982,415
Selective Insurance Group, Inc.	74,920	2,585,489
StanCorp Financial Group, Inc.	60,296	6,852,037
State Auto Financial Corp.	21,317	494,768
State National Companies, Inc.	40,781	412,296
Stewart Information Services Corp.	27,370	1,186,216
Symetra Financial Corp.	128,890	4,057,457
The Chubb Corp.	308,072	40,212,638
The Travelers Companies, Inc.	421,596	48,302,254
Third Point Reinsurance Ltd. (a)(b)	78,596	1,116,849
Torchmark Corp.	173,559	10,521,147
United Fire Group, Inc.	27,846	1,114,675
United Insurance Holdings Corp.	21,251	402,494
Universal Insurance Holdings, Inc. (b)	42,273	834,892
Unum Group	327,044	11,995,974
Validus Holdings Ltd.	125,147	5,904,435
W.R. Berkley Corp.	139,886	7,786,055
White Mountains Insurance Group Ltd.	8,265	6,678,120
Willis Group Holdings PLC	232,604	10,690,480
XL Group PLC Class A	405,616	15,486,419
		965,243,094
Real Estate Investment Trusts - 4.0%
Acadia Realty Trust (SBI)	120,965	4,057,166
AG Mortgage Investment Trust, Inc.	28,740	424,777
Agree Realty Corp.	17,794	596,811
Alexanders, Inc.	5,854	2,345,815
Alexandria Real Estate Equities, Inc.	95,330	8,778,940
Altisource Residential Corp. Class B	74,457	985,811
American Assets Trust, Inc.	51,834	2,063,512
American Campus Communities, Inc.	153,155	6,187,462
American Capital Agency Corp.	475,099	8,528,027
American Capital Mortgage Investment Corp.	77,847	1,166,927
American Homes 4 Rent Class A	219,835	3,688,831
American Residential Properties, Inc.	37,789	660,930
American Tower Corp.	576,790	57,321,390
Annaly Capital Management, Inc.	1,251,611	11,990,433
Anworth Mortgage Asset Corp.	251,516	1,209,792
Apartment Investment & Management Co. Class A	199,061	7,586,215
Apollo Commercial Real Estate Finance, Inc.	62,598	1,098,595
Apollo Residential Mortgage, Inc.	39,031	506,622
Apple Hospitality (REIT), Inc. (b)	259,742	5,064,969
Arbor Realty Trust, Inc.	48,156	331,313
Ares Commercial Real Estate Corp.	39,618	509,884
Armada Hoffler Properties, Inc.	22,245	251,146
Armour Residential REIT, Inc.	61,211	1,293,388
Ashford Hospitality Prime, Inc.	37,189	528,084
Ashford Hospitality Trust, Inc.	100,347	705,439
AvalonBay Communities, Inc.	180,283	32,773,647
BioMed Realty Trust, Inc.	269,080	6,315,308
Blackstone Mortgage Trust, Inc.	119,369	3,449,764
Bluerock Residental Growth (REIT), Inc.	11,697	133,814
Boston Properties, Inc.	206,596	25,822,434
Brandywine Realty Trust (SBI)	245,200	3,373,952
Brixmor Property Group, Inc.	216,783	5,443,421
BRT Realty Trust (a)	189,164	1,284,424
Camden Property Trust (SBI)	112,265	8,574,801
Campus Crest Communities, Inc. (b)	86,404	578,907
Capstead Mortgage Corp.	129,311	1,227,161
Care Capital Properties, Inc.	119,807	3,791,892
CareTrust (REIT), Inc.	70,605	787,952
CatchMark Timber Trust, Inc.	51,201	581,131
CBL & Associates Properties, Inc.	216,304	2,827,093
Cedar Shopping Centers, Inc.	134,023	981,048
Chambers Street Properties	312,279	2,348,338
Chatham Lodging Trust	57,137	1,302,152
Cherry Hill Mortgage Investment Corp.	2,726	40,181
Chesapeake Lodging Trust	85,461	2,321,121
Chimera Investment Corp.	263,589	3,713,969
CIM Commercial Trust Corp.	4,057	75,014
City Office (REIT), Inc.	19,500	227,565
Colony Financial, Inc.	142,506	2,915,673
Columbia Property Trust, Inc.	174,483	4,372,544
Communications Sales & Leasing, Inc. (b)	170,185	3,310,098
Condor Hospitality Trust, Inc. (a)	703	1,047
CorEnergy Infrastructure Trust, Inc.	69,098	348,945
Coresite Realty Corp.	39,074	2,288,564
Corporate Office Properties Trust (SBI)	143,522	3,199,105
Corrections Corp. of America	154,168	3,974,451
Cousins Properties, Inc.	284,086	2,792,565
Crown Castle International Corp.	451,039	38,748,760
CubeSmart	223,547	6,509,689
CyrusOne, Inc.	85,958	3,108,241
CYS Investments, Inc. (b)	197,203	1,494,799
DCT Industrial Trust, Inc. (b)	102,100	3,897,157
DDR Corp.	389,458	6,640,259
DiamondRock Hospitality Co.	260,672	2,901,279
Digital Realty Trust, Inc.	198,085	14,283,909
Douglas Emmett, Inc.	203,089	6,291,697
Duke Realty LP	473,306	9,631,777
DuPont Fabros Technology, Inc.	100,616	3,324,353
Dynex Capital, Inc. (b)	68,104	467,874
Easterly Government Properties, Inc.	21,223	379,043
EastGroup Properties, Inc.	46,143	2,685,984
Education Realty Trust, Inc.	59,856	2,205,694
Ellington Residential Mortgage REIT	7,146	94,756
Empire State Realty Trust, Inc.	146,821	2,700,038
EPR Properties	75,645	4,239,146
Equinix, Inc.	78,490	23,272,285
Equity Commonwealth (a)	171,056	4,724,567
Equity Lifestyle Properties, Inc.	120,671	7,527,457
Equity One, Inc.	158,194	4,307,623
Equity Residential (SBI)	491,817	39,256,833
Essex Property Trust, Inc.	87,548	20,205,203
Extra Space Storage, Inc.	163,851	13,722,521
Federal Realty Investment Trust (SBI)	90,487	13,258,155
FelCor Lodging Trust, Inc.	200,216	1,605,732
First Industrial Realty Trust, Inc.	150,659	3,442,558
First Potomac Realty Trust	85,240	990,489
Five Oaks Investment Corp.	4,880	33,330
Four Corners Property Trust, Inc. (a)	52,447	1,038,451
Franklin Street Properties Corp.	139,951	1,465,287
Gaming & Leisure Properties	121,458	3,302,443
General Growth Properties, Inc.	807,909	20,577,442
Getty Realty Corp.	36,809	642,317
Gladstone Commercial Corp.	19,665	286,912
Gladstone Land Corp.	8,000	75,280
Global Net Lease, Inc. (b)	250,435	2,218,854
Government Properties Income Trust (b)	79,105	1,339,248
Gramercy Property Trust, Inc.	71,955	1,719,005
Great Ajax Corp.	3,455	43,982
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	816,692
Hatteras Financial Corp.	121,103	1,705,130
HCP, Inc.	631,575	22,439,860
Healthcare Realty Trust, Inc.	119,232	3,241,918
Healthcare Trust of America, Inc.	207,814	5,426,024
Hersha Hospitality Trust	71,283	1,682,992
Highwoods Properties, Inc. (SBI)	117,102	5,100,963
Hospitality Properties Trust (SBI)	205,814	5,715,455
Host Hotels & Resorts, Inc.	1,014,626	16,842,792
Hudson Pacific Properties, Inc.	93,277	2,674,252
Independence Realty Trust, Inc. (b)	33,740	263,847
InfraReit, Inc.	33,447	674,626
Inland Real Estate Corp.	134,174	1,289,412
Invesco Mortgage Capital, Inc.	162,908	2,186,225
Investors Real Estate Trust (b)	170,202	1,390,550
Iron Mountain, Inc.	257,268	7,146,905
iStar Financial, Inc. (a)(b)	102,599	1,354,307
JAVELIN Mortgage Investment Corp.	12,977	83,442
Jernigan Capital, Inc.	3,052	48,618
Kilroy Realty Corp. (b)	122,555	8,178,095
Kimco Realty Corp.	553,498	14,440,763
Kite Realty Group Trust	145,444	3,913,898
Ladder Capital Corp. Class A (b)	58,322	825,256
Lamar Advertising Co. Class A	110,280	6,441,455
LaSalle Hotel Properties (SBI) (b)	151,248	4,266,706
Lexington Corporate Properties Trust	259,496	2,229,071
Liberty Property Trust (SBI) (b)	229,311	7,773,643
LTC Properties, Inc.	62,032	2,644,424
Mack-Cali Realty Corp.	122,465	2,877,928
Medical Properties Trust, Inc.	310,948	3,734,485
MFA Financial, Inc.	486,658	3,396,873
Mid-America Apartment Communities, Inc.	102,000	9,033,120
Monmouth Real Estate Investment Corp. Class A	72,144	751,740
Monogram Residential Trust, Inc. (b)	209,687	2,092,676
National Health Investors, Inc.	42,355	2,557,818
National Retail Properties, Inc. (b)	191,189	7,353,129
National Storage Affiliates Trust	21,263	352,115
New Residential Investment Corp.	299,514	3,809,818
New Senior Investment Group, Inc.	149,321	1,378,233
New York (REIT), Inc.	231,906	2,669,238
New York Mortgage Trust, Inc. (b)	125,316	726,833
Newcastle Investment Corp.	86,128	374,657
NexPoint Residential Trust, Inc.	24,806	328,680
NorthStar Realty Europe Corp.	77,758	888,774
NorthStar Realty Finance Corp.	245,685	4,432,157
Omega Healthcare Investors, Inc.	234,896	8,089,818
One Liberty Properties, Inc. (b)	14,003	312,827
Orchid Island Capital, Inc. (b)	20,507	196,252
Outfront Media, Inc.	193,428	4,419,830
Owens Realty Mortgage, Inc. (b)	54,252	757,358
Paramount Group, Inc.	230,836	4,242,766
Parkway Properties, Inc.	135,012	2,306,005
Pebblebrook Hotel Trust (b)	95,282	3,034,732
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,836,481
PennyMac Mortgage Investment Trust	97,201	1,617,425
Physicians Realty Trust	119,526	1,913,611
Piedmont Office Realty Trust, Inc. Class A	209,992	4,092,744
Plum Creek Timber Co., Inc.	237,621	12,073,523
Post Properties, Inc.	73,877	4,355,788
Potlatch Corp.	53,054	1,773,065
Power (REIT) (a)	718	2,872
Preferred Apartment Communities, Inc. Class A	14,615	171,434
Prologis, Inc.	704,960	30,137,040
PS Business Parks, Inc.	31,822	2,813,701
Public Storage	199,410	47,870,365
QTS Realty Trust, Inc. Class A	46,286	1,954,195
RAIT Financial Trust	116,629	503,837
Ramco-Gershenson Properties Trust (SBI)	128,503	2,167,846
Rayonier, Inc.	174,146	4,202,143
Realty Income Corp.	326,085	16,180,338
Redwood Trust, Inc. (b)	130,122	1,793,081
Regency Centers Corp.	133,864	9,019,756
Resource Capital Corp.	40,594	511,078
Retail Opportunity Investments Corp.	124,994	2,286,140
Retail Properties America, Inc.	311,497	4,765,904
Rexford Industrial Realty, Inc.	67,185	1,082,350
RLJ Lodging Trust	176,982	4,318,361
Rouse Properties, Inc. (b)	48,259	776,970
Ryman Hospitality Properties, Inc.	67,021	3,641,921
Sabra Health Care REIT, Inc.	99,253	2,052,552
Saul Centers, Inc.	19,973	1,111,098
Select Income REIT (b)	130,864	2,687,947
Senior Housing Properties Trust (SBI)	314,246	4,540,855
Seritage Growth Properties (a)(b)	84,106	3,069,869
Silver Bay Realty Trust Corp.	47,769	751,406
Simon Property Group, Inc.	421,900	78,574,656
SL Green Realty Corp.	131,586	15,537,675
SoTHERLY Hotels, Inc.	2,721	16,870
Sovran Self Storage, Inc.	53,074	5,333,406
Spirit Realty Capital, Inc.	563,256	5,531,174
Stag Industrial, Inc.	92,815	1,893,426
Starwood Property Trust, Inc.	303,635	6,172,900
Starwood Waypoint Residential	56,341	1,332,465
Store Capital Corp. (b)	86,438	1,967,329
Strategic Hotel & Resorts, Inc. (a)	381,656	5,404,249
Summit Hotel Properties, Inc.	122,449	1,632,245
Sun Communities, Inc.	74,559	4,984,269
Sunstone Hotel Investors, Inc.	263,737	3,871,659
Tanger Factory Outlet Centers, Inc.	125,594	4,183,536
Taubman Centers, Inc.	81,539	5,860,208
Terreno Realty Corp.	58,086	1,315,648
The GEO Group, Inc.	101,971	2,989,790
The Macerich Co.	187,597	14,660,706
TIER REIT, Inc.	108,647	1,700,326
Two Harbors Investment Corp.	497,543	4,229,116
UDR, Inc.	351,206	12,963,013
UMH Properties, Inc.	13,625	133,525
United Development Funding IV (b)	104,924	1,874,992
Universal Health Realty Income Trust (SBI)	15,817	833,398
Urban Edge Properties	114,433	2,745,248
Urstadt Biddle Properties, Inc. Class A	35,437	709,449
Ventas, Inc.	451,052	24,059,114
VEREIT, Inc.	1,212,345	10,098,834
Vornado Realty Trust	245,620	23,766,191
Washington REIT (SBI) (b)	91,707	2,522,860
Weingarten Realty Investors (SBI)	140,335	4,906,112
Welltower, Inc.	479,415	30,294,234
Western Asset Mortgage Capital Corp. (b)	46,434	546,528
Weyerhaeuser Co.	690,126	22,201,353
Whitestone REIT Class B	26,734	324,551
WP Carey, Inc. (b)	142,219	8,799,090
WP Glimcher, Inc.	269,386	2,842,022
Xenia Hotels & Resorts, Inc.	170,955	2,863,496
ZAIS Financial Corp.	6,000	91,860
		1,230,479,191
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	66,574	2,523,820
Altisource Portfolio Solutions SA (a)(b)	18,423	530,030
AV Homes, Inc. (a)(b)	12,051	167,750
CBRE Group, Inc. (a)	388,816	14,568,936
Consolidated-Tomoka Land Co.	6,987	416,705
Forest City Enterprises, Inc. Class A (a)	284,586	6,329,193
Forestar Group, Inc. (a)(b)	38,487	523,038
FRP Holdings, Inc. (a)	3,842	119,064
Howard Hughes Corp. (a)	49,445	6,120,797
Jones Lang LaSalle, Inc.	59,546	9,891,782
Kennedy-Wilson Holdings, Inc.	122,760	3,204,036
Marcus & Millichap, Inc. (a)	19,559	641,731
Maui Land & Pineapple, Inc. (a)(b)	31,310	169,387
RE/MAX Holdings, Inc.	14,545	545,583
Realogy Holdings Corp. (a)	197,177	8,145,382
Tejon Ranch Co. (a)(b)	18,740	395,789
The St. Joe Co. (a)(b)	101,566	1,972,412
Transcontinental Realty Investors, Inc. (a)	20,697	186,273
		56,451,708
Thrifts & Mortgage Finance - 0.2%
Anchor BanCorp Wisconsin, Inc. (a)	8,145	342,009
Astoria Financial Corp.	111,784	1,801,958
Bank Mutual Corp.	56,001	432,328
BankFinancial Corp.	19,300	248,005
BBX Capital Corp. (a)(b)	18,261	311,350
Bear State Financial, Inc.	6,591	70,194
Beneficial Bancorp, Inc. (a)	178,014	2,485,075
BofI Holding, Inc. (a)(b)	77,556	1,553,447
Brookline Bancorp, Inc., Delaware	86,924	1,020,488
BSB Bancorp, Inc. (a)	6,958	157,947
Cape Bancorp, Inc.	2,611	34,282
Capitol Federal Financial, Inc.	194,739	2,525,765
Charter Financial Corp.	1,496	19,957
Chicopee Bancorp, Inc.	1,816	31,235
Clifton Bancorp, Inc.	29,093	431,740
Dime Community Bancshares, Inc.	51,879	960,280
ESSA Bancorp, Inc.	4,298	57,550
Essent Group Ltd. (a)(b)	84,139	2,079,916
EverBank Financial Corp.	121,901	2,104,011
Farmer Mac Class C (non-vtg.)	15,100	452,547
First Defiance Financial Corp.	9,272	385,066
First Financial Northwest, Inc.	2,197	29,747
Flagstar Bancorp, Inc. (a)	37,206	913,779
Fox Chase Bancorp, Inc.	14,307	260,960
HF Financial Corp.	2,735	44,389
Hingham Institution for Savings	1,505	195,936
HomeStreet, Inc. (a)(b)	25,316	548,598
Impac Mortgage Holdings, Inc. (a)(b)	10,028	187,423
Kearny Financial Corp.	22,253	280,388
Lendingtree, Inc. (a)	11,133	1,134,230
Meridian Bancorp, Inc.	112,706	1,652,270
Meta Financial Group, Inc.	7,949	357,705
MGIC Investment Corp. (a)(b)	443,619	4,232,125
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	680,768
New York Community Bancorp, Inc.	654,787	10,738,507
NMI Holdings, Inc. (a)	53,830	397,804
Northfield Bancorp, Inc.	77,835	1,239,912
Northwest Bancshares, Inc.	124,501	1,735,544
OceanFirst Financial Corp.	5,851	115,616
Ocwen Financial Corp. (a)(b)	142,608	1,016,795
Oritani Financial Corp.	49,423	856,995
PennyMac Financial Services, Inc. (a)	26,801	434,980
PHH Corp. (a)	72,291	1,226,778
Poage Bankshares, Inc.	2,365	39,614
Provident Financial Holdings, Inc.	3,066	56,660
Provident Financial Services, Inc.	124,224	2,593,797
Radian Group, Inc.	276,882	3,945,569
Riverview Bancorp, Inc.	6,875	30,938
Security National Financial Corp. Class A	10,661	72,495
SI Financial Group, Inc.	3,746	48,623
Southern Missouri Bancorp, Inc.	1,632	38,972
Stonegate Mortgage Corp. (a)(b)	14,418	75,695
Territorial Bancorp, Inc.	13,244	381,560
TFS Financial Corp.	159,329	2,990,605
Timberland Bancorp, Inc.	5,034	63,076
Trustco Bank Corp., New York	128,165	840,762
United Community Financial Corp.	43,226	254,169
United Financial Bancorp, Inc. New	73,256	1,018,991
Walker & Dunlop, Inc. (a)(b)	36,696	1,084,000
Walter Investment Management Corp. (a)(b)	49,597	721,140
Washington Federal, Inc.	128,254	3,314,083
Waterstone Financial, Inc.	38,293	530,358
Westfield Financial, Inc.	28,907	232,412
WSFS Financial Corp.	35,781	1,222,279
		65,342,197

TOTAL FINANCIALS		5,662,359,343

HEALTH CARE - 14.2%
Biotechnology - 3.8%
AbbVie, Inc.	2,255,871	131,178,899
Abeona Therapeutics, Inc. (a)(b)	14,781	68,732
ACADIA Pharmaceuticals, Inc. (a)(b)	104,654	3,971,619
Acceleron Pharma, Inc. (a)(b)	65,396	2,803,527
Achillion Pharmaceuticals, Inc. (a)(b)	148,629	1,513,043
Acorda Therapeutics, Inc. (a)(b)	62,128	2,372,668
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	83,110
Adamas Pharmaceuticals, Inc. (a)	13,721	219,124
Aduro Biotech, Inc. (b)	16,502	511,397
Advaxis, Inc. (a)(b)	33,087	399,360
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	338,924
Agenus, Inc. (a)	96,074	490,938
Agios Pharmaceuticals, Inc. (a)(b)	43,078	2,782,408
Aimmune Therapeutics, Inc. (a)(b)	11,137	238,220
Akebia Therapeutics, Inc. (a)(b)	32,346	347,073
Alder Biopharmaceuticals, Inc. (a)(b)	33,491	1,247,875
Alexion Pharmaceuticals, Inc. (a)	307,597	54,887,609
Alkermes PLC (a)	200,966	14,742,866
Alnylam Pharmaceuticals, Inc. (a)	99,784	10,383,523
AMAG Pharmaceuticals, Inc. (a)(b)	43,810	1,166,222
Amgen, Inc.	1,030,915	166,080,407
Amicus Therapeutics, Inc. (a)(b)	167,452	1,796,760
Anacor Pharmaceuticals, Inc. (a)	58,560	6,835,709
Anthera Pharmaceuticals, Inc. (a)	58,148	330,862
Applied Genetic Technologies Corp. (a)	14,097	240,213
Aquinox Pharmaceuticals, Inc. (a)	13,024	156,158
Ardelyx, Inc. (a)(b)	4,936	96,548
Arena Pharmaceuticals, Inc. (a)(b)	308,170	736,526
Argos Therapeutics, Inc. (a)	5,077	20,663
ARIAD Pharmaceuticals, Inc. (a)	248,972	1,595,911
ArQule, Inc. (a)	65,290	148,208
Array BioPharma, Inc. (a)(b)	168,502	667,268
Arrowhead Research Corp. (a)(b)	82,473	521,229
Asterias Biotherapeutics, Inc. (a)(b)	14,186	68,093
Atara Biotherapeutics, Inc. (a)(b)	21,317	837,758
Athersys, Inc. (a)(b)	92,903	102,193
aTyr Pharma, Inc. (a)(b)	6,529	55,562
Avalanche Biotechnologies, Inc. (a)(b)	12,370	129,638
AVEO Pharmaceuticals, Inc. (a)(b)	43,200	51,408
Baxalta, Inc.	735,827	25,297,732
Bellicum Pharmaceuticals, Inc. (b)	12,564	289,349
BIND Therapeutics, Inc. (a)(b)	9,573	44,993
Biocept, Inc. (a)(b)	21,277	41,065
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	953,733
Biogen, Inc. (a)	303,512	87,065,452
BioMarin Pharmaceutical, Inc. (a)	217,875	20,778,739
Biospecifics Technologies Corp. (a)	7,257	351,602
Biota Pharmaceuticals, Inc. (a)	46,093	85,733
BioTime, Inc. (a)(b)	66,499	234,076
bluebird bio, Inc. (a)	48,355	4,291,506
Blueprint Medicines Corp.	16,623	384,989
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	42,185
Calithera Biosciences, Inc. (a)	11,343	90,063
Cancer Genetics, Inc. (a)	9,725	33,843
Cara Therapeutics, Inc. (a)	22,235	367,989
CASI Pharmaceuticals, Inc. (a)	289	303
Catalyst Biosciences, Inc. (a)	2,710	7,940
Catalyst Pharmaceutical Partners, Inc. (a)	93,518	253,901
Cel-Sci Corp. (a)(b)	81,306	38,011
Celgene Corp. (a)	1,075,147	117,674,839
Celladon Corp. (a)(b)	15,979	28,443
Celldex Therapeutics, Inc. (a)(b)	127,146	2,289,899
Cellular Biomedicine Group, Inc. (a)(b)	8,068	185,322
Celsion Corp. (a)(b)	10,682	24,141
Cepheid, Inc. (a)(b)	100,753	3,621,063
Cerulean Pharma, Inc. (a)(b)	28,222	91,439
ChemoCentryx, Inc. (a)	22,820	172,291
Chiasma, Inc. (a)	8,745	194,052
Chimerix, Inc. (a)	63,824	2,578,490
Cleveland Biolabs, Inc. (a)(b)	1,776	7,477
Clovis Oncology, Inc. (a)(b)	43,431	1,365,905
Coherus BioSciences, Inc. (b)	13,933	423,145
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	60,900
Concert Pharmaceuticals, Inc. (a)	25,754	590,539
CorMedix, Inc. (a)(b)	48,587	116,609
CTI BioPharma Corp. (a)(b)	191,537	235,591
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	398,870
Cyclacel Pharmaceuticals, Inc. (a)	11,529	8,243
Cytokinetics, Inc. (a)(b)	40,859	482,953
Cytori Therapeutics, Inc. (a)(b)	161,644	58,822
CytRx Corp. (a)(b)	55,459	173,587
DARA BioSciences, Inc. (a)	1,702	1,617
Dicerna Pharmaceuticals, Inc. (a)	22,350	298,596
Discovery Laboratories, Inc. (a)	132,829	40,141
Dyax Corp. (a)	200,675	6,754,721
Dynavax Technologies Corp. (a)(b)	44,849	1,250,839
Eagle Pharmaceuticals, Inc. (a)(b)	11,967	1,096,656
Eleven Biotherapeutics, Inc. (a)(b)	6,105	19,475
Emergent BioSolutions, Inc. (a)(b)	38,141	1,436,771
Enanta Pharmaceuticals, Inc. (a)(b)	16,864	531,216
Enzon Pharmaceuticals, Inc.	43,430	31,526
Epirus Biopharmaceuticals, Inc. (a)(b)	17,330	84,397
Epizyme, Inc. (a)(b)	32,918	530,309
Esperion Therapeutics, Inc. (a)(b)	17,696	502,743
Exact Sciences Corp. (a)(b)	127,083	1,155,184
Exelixis, Inc. (a)(b)	272,227	1,557,138
Fate Therapeutics, Inc. (a)(b)	23,219	97,288
Fibrocell Science, Inc. (a)(b)	38,880	229,392
FibroGen, Inc. (b)	78,653	2,339,140
Five Prime Therapeutics, Inc. (a)	33,190	1,276,156
Flexion Therapeutics, Inc. (a)	12,508	243,156
Fortress Biotech, Inc. (a)(b)	43,908	131,285
Foundation Medicine, Inc. (a)(b)	24,382	414,738
Galectin Therapeutics, Inc. (a)(b)	13,518	27,036
Galena Biopharma, Inc. (a)(b)	255,403	383,105
Galmed Pharmaceuticals Ltd. (a)(b)	3,203	30,076
Genocea Biosciences, Inc. (a)	32,032	205,005
Genomic Health, Inc. (a)	30,953	938,495
GenVec, Inc. (a)	8,140	14,652
Geron Corp. (a)(b)	196,151	1,000,370
Gilead Sciences, Inc.	1,997,692	211,675,444
Global Blood Therapeutics, Inc. (a)(b)	9,193	431,703
GlycoMimetics, Inc. (a)	10,456	72,983
GTx, Inc. (a)(b)	19,627	18,253
Halozyme Therapeutics, Inc. (a)(b)	151,873	2,703,339
Harvard Apparatus (a)	3,080	10,010
Heat Biologics, Inc. (a)(b)	3,136	9,722
Hemispherx Biopharma, Inc. (a)	130,774	15,824
Heron Therapeutics, Inc. (a)(b)	38,570	1,155,172
iBio, Inc. (a)	40,361	27,647
Idera Pharmaceuticals, Inc. (a)(b)	110,523	428,829
Ignyta, Inc. (a)	41,954	616,724
Immune Design Corp. (a)	12,017	251,516
ImmunoCellular Therapeutics Ltd. (a)(b)	41,923	17,608
ImmunoGen, Inc. (a)(b)	137,379	1,864,233
Immunomedics, Inc. (a)(b)	99,673	327,924
Incyte Corp. (a)	222,898	25,463,868
Infinity Pharmaceuticals, Inc. (a)(b)	64,535	569,199
Inotek Pharmaceuticals Corp. (b)	20,127	241,323
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	716,428
Insmed, Inc. (a)	76,656	1,250,259
Insys Therapeutics, Inc. (a)(b)	29,958	954,462
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	4,621,385
Intrexon Corp. (a)(b)	75,330	2,735,232
Invitae Corp. (b)	18,362	141,204
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	198,200	2,418,040
Isis Pharmaceuticals, Inc. (a)(b)	162,337	9,909,050
IsoRay, Inc. (a)(b)	57,047	67,886
Juno Therapeutics, Inc. (b)	95,042	5,359,418
Karyopharm Therapeutics, Inc. (a)(b)	26,763	500,468
Keryx Biopharmaceuticals, Inc. (a)(b)	130,530	753,158
Kindred Biosciences, Inc. (a)(b)	10,713	42,745
Kite Pharma, Inc. (a)(b)	57,324	4,721,778
La Jolla Pharmaceutical Co. (a)	15,002	506,918
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	948,147
Ligand Pharmaceuticals, Inc. Class B (a)(b)	23,017	2,464,660
Lion Biotechnologies, Inc. (a)(b)	61,965	451,105
Loxo Oncology, Inc. (a)(b)	9,155	301,474
Lpath, Inc. (a)	7,871	2,204
Macrogenics, Inc. (a)	37,964	1,312,795
MannKind Corp. (a)(b)	336,759	673,518
Mast Therapeutics, Inc. (a)(b)	146,638	63,040
Medgenics, Inc. (a)	41,669	288,349
MediciNova, Inc. (a)	31,401	109,904
Medivation, Inc. (a)	216,422	9,150,322
MEI Pharma, Inc. (a)	26,819	48,811
Merrimack Pharmaceuticals, Inc. (a)(b)	130,664	1,229,548
MiMedx Group, Inc. (a)(b)	128,060	1,147,418
Mirati Therapeutics, Inc. (a)	22,963	873,283
Momenta Pharmaceuticals, Inc. (a)(b)	80,881	1,444,535
Myriad Genetics, Inc. (a)(b)	91,480	3,979,380
Nanosphere, Inc. (a)(b)	1,812	2,084
NanoViricides, Inc. (a)(b)	32,620	39,796
NantKwest, Inc. (a)(b)	13,853	225,942
Natera, Inc. (a)(b)	9,216	81,930
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	222,824
Neothetics, Inc.	10,095	92,167
Neuralstem, Inc. (a)(b)	106,528	117,181
Neurocrine Biosciences, Inc. (a)	105,801	5,752,400
NewLink Genetics Corp. (a)(b)	24,740	905,484
Northwest Biotherapeutics, Inc. (a)(b)	60,544	279,713
Novavax, Inc. (a)(b)	353,087	3,022,425
Ocata Therapeutics, Inc. (a)	57,519	493,513
Ohr Pharmaceutical, Inc. (a)(b)	32,314	145,090
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	27,258
OncoMed Pharmaceuticals, Inc. (a)(b)	19,892	454,532
Onconova Therapeutics, Inc. (a)(b)	6,241	8,737
Oncothyreon, Inc. (a)	120,855	429,035
Opexa Therapeutics, Inc. (a)	715	2,810
Ophthotech Corp. (a)(b)	50,366	3,201,767
Opko Health, Inc. (a)(b)	430,121	4,705,524
Oragenics, Inc. (a)(b)	9,973	14,960
Orexigen Therapeutics, Inc. (a)(b)	166,751	398,535
Organovo Holdings, Inc. (a)(b)	125,927	426,893
Osiris Therapeutics, Inc. (b)	18,170	186,424
Otonomy, Inc. (a)	21,606	570,182
OvaScience, Inc. (a)(b)	31,036	292,669
OXiGENE, Inc. (a)	561	550
Palatin Technologies, Inc. (a)	9,275	6,493
PDL BioPharma, Inc.	309,517	1,171,522
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	314,101
Pfenex, Inc. (a)	21,045	324,514
PharmAthene, Inc. (a)(b)	51,372	90,415
Portola Pharmaceuticals, Inc. (a)(b)	88,717	4,401,250
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	573,310
Proteon Therapeutics, Inc. (a)(b)	5,515	87,909
Prothena Corp. PLC (a)(b)	41,719	2,942,858
PTC Therapeutics, Inc. (a)(b)	53,763	1,615,041
Puma Biotechnology, Inc. (a)(b)	29,981	2,257,569
Radius Health, Inc. (a)	45,680	2,777,801
Raptor Pharmaceutical Corp. (a)	110,330	697,286
Recro Pharma, Inc. (a)(b)	5,300	47,223
Regeneron Pharmaceuticals, Inc. (a)	105,105	57,229,673
Regulus Therapeutics, Inc. (a)(b)	29,427	296,330
Repligen Corp. (a)(b)	42,236	1,200,769
Retrophin, Inc. (a)(b)	41,038	917,199
Rexahn Pharmaceuticals, Inc. (a)(b)	252,511	113,882
Rigel Pharmaceuticals, Inc. (a)	109,711	359,852
Sage Therapeutics, Inc. (a)	14,376	688,898
Sangamo Biosciences, Inc. (a)(b)	84,275	697,797
Sarepta Therapeutics, Inc. (a)(b)	55,759	2,049,701
Seattle Genetics, Inc. (a)(b)	142,180	5,968,716
Seres Therapeutics, Inc. (b)	21,515	770,882
Sorrento Therapeutics, Inc. (a)(b)	38,584	309,058
Spark Therapeutics, Inc. (b)	17,592	1,016,642
Spectrum Pharmaceuticals, Inc. (a)(b)	70,340	422,040
StemCells, Inc. (a)(b)	41,468	22,600
Stemline Therapeutics, Inc. (a)(b)	20,998	173,024
Sunesis Pharmaceuticals, Inc. (a)	32,643	33,622
Synergy Pharmaceuticals, Inc. (a)(b)	128,763	808,632
Synta Pharmaceuticals Corp. (a)	141,508	60,551
Synthetic Biologics, Inc. (a)(b)	84,770	242,442
T2 Biosystems, Inc. (a)(b)	10,617	125,174
Tenax Therapeutics, Inc. (a)(b)	1,373	4,449
TESARO, Inc. (a)	40,199	2,051,757
TetraLogic Pharmaceuticals Corp. (a)	5,276	11,554
TG Therapeutics, Inc. (a)(b)	56,494	744,591
Threshold Pharmaceuticals, Inc. (a)	66,603	232,444
Tobira Therapeutics, Inc. (a)(b)	1,768	23,691
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	62,848
TONIX Pharmaceuticals Holding (a)(b)	17,169	124,475
TRACON Pharmaceuticals, Inc. (b)	4,111	48,839
Trevena, Inc. (a)	37,023	466,120
Trovagene, Inc. (a)(b)	33,847	218,652
Ultragenyx Pharmaceutical, Inc. (a)	45,865	4,509,447
United Therapeutics Corp. (a)(b)	61,304	9,356,830
Vanda Pharmaceuticals, Inc. (a)(b)	64,409	635,073
Verastem, Inc. (a)	47,048	106,799
Vericel Corp. (a)	3,923	9,219
Versartis, Inc. (a)	25,643	324,384
Vertex Pharmaceuticals, Inc. (a)	332,140	42,965,630
Vical, Inc. (a)	65,666	35,053
Vitae Pharmaceuticals, Inc. (a)(b)	16,202	232,661
Vital Therapies, Inc. (a)(b)	26,714	251,112
Xbiotech, Inc. (b)	6,256	46,732
Xencor, Inc. (a)	39,671	637,910
XOMA Corp. (a)(b)	99,609	132,480
Zafgen, Inc. (a)(b)	24,672	417,204
ZIOPHARM Oncology, Inc. (a)(b)	168,209	2,200,174
		1,188,128,872
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	29,889	1,589,198
Abbott Laboratories	2,029,133	91,148,654
Abiomed, Inc. (a)(b)	51,555	4,205,341
Accuray, Inc. (a)(b)	93,204	656,156
Alere, Inc. (a)	115,029	4,747,247
Align Technology, Inc. (a)(b)	96,830	6,462,434
Alliqua Biomedical, Inc. (a)	4,397	11,652
Alphatec Holdings, Inc. (a)	36,801	8,464
Analogic Corp.	15,585	1,302,127
Angiodynamics, Inc. (a)(b)	38,160	454,104
Anika Therapeutics, Inc. (a)(b)	16,592	696,200
Antares Pharma, Inc. (a)	159,300	208,683
Atossa Genetics, Inc. (a)	789	395
Atricure, Inc. (a)(b)	34,596	743,122
Atrion Corp.	1,969	828,752
Avinger, Inc. (b)	5,723	102,957
AxoGen, Inc. (a)	17,932	98,626
Baxter International, Inc.	739,636	27,847,295
Becton, Dickinson & Co.	286,190	43,000,048
BioLase Technology, Inc. (a)(b)	31,172	28,211
Boston Scientific Corp. (a)	1,816,870	33,212,384
C.R. Bard, Inc.	100,938	18,857,237
Cantel Medical Corp.	48,934	3,172,391
Cardica, Inc. (a)	23,778	5,433
Cardiovascular Systems, Inc. (a)(b)	37,106	593,696
Cerus Corp. (a)(b)	120,620	683,915
Cesca Therapeutics, Inc. (a)	15,844	5,942
Cogentix Medical, Inc. (a)	1,160	1,682
ConforMis, Inc. (a)(b)	12,821	273,472
CONMED Corp.	37,823	1,607,478
Cryolife, Inc.	28,209	306,350
Cutera, Inc. (a)	15,449	219,685
Cynosure, Inc. Class A (a)(b)	29,827	1,254,524
CytoSorbents Corp. (a)	24,969	181,525
Delcath Systems, Inc. (a)(b)	7,494	3,672
DENTSPLY International, Inc.	189,744	11,509,871
Derma Sciences, Inc. (a)(b)	27,081	121,323
DexCom, Inc. (a)	111,692	9,496,054
Echo Therapeutics, Inc. (a)(b)	2,009	3,054
Edwards Lifesciences Corp. (a)	145,815	23,767,845
EndoChoice Holdings, Inc. (a)(b)	14,301	127,136
Endologix, Inc. (a)(b)	92,123	937,812
Entellus Medical, Inc. (b)	6,359	110,901
EnteroMedics, Inc. (a)(b)	53,456	9,665
ERBA Diagnostics, Inc. (a)	3,094	3,775
Exactech, Inc. (a)	10,055	176,264
Fonar Corp. (a)	7,275	115,818
Genmark Diagnostics, Inc. (a)(b)	59,054	470,660
Glaukos Corp. (b)	10,150	262,885
Globus Medical, Inc. (a)(b)	98,982	2,685,382
Greatbatch, Inc. (a)	40,499	2,350,562
Haemonetics Corp. (a)	65,465	2,110,592
Halyard Health, Inc. (a)(b)	61,968	1,982,356
Hansen Medical, Inc. (a)(b)	4,869	13,779
HeartWare International, Inc. (a)(b)	22,502	1,076,946
Hill-Rom Holdings, Inc.	96,355	4,905,433
Hologic, Inc. (a)	344,492	13,900,252
ICU Medical, Inc. (a)	18,498	2,098,413
IDEXX Laboratories, Inc. (a)(b)	124,432	8,812,274
Inogen, Inc. (a)(b)	17,438	667,004
Insulet Corp. (a)	77,713	2,843,519
Integra LifeSciences Holdings Corp. (a)	40,567	2,543,957
Intuitive Surgical, Inc. (a)	50,246	26,128,925
Invacare Corp.	43,063	857,815
InVivo Therapeutics Holdings Corp. (a)(b)	33,290	321,249
Invuity, Inc.	4,307	51,727
IRadimed Corp. (a)	3,077	95,418
K2M Group Holdings, Inc. (a)	37,003	747,831
Kewaunee Scientific Corp.	1,376	23,929
LDR Holding Corp. (a)(b)	31,269	844,888
LeMaitre Vascular, Inc.	10,572	163,126
LivaNova PLC (a)(b)	57,240	3,425,814
Masimo Corp. (a)	62,689	2,600,340
Medtronic PLC	1,930,125	145,415,618
MELA Sciences, Inc. (a)(b)	4,012	4,654
Meridian Bioscience, Inc.	58,579	1,146,391
Merit Medical Systems, Inc. (a)	59,719	1,156,757
Misonix, Inc. (a)	3,683	34,878
Natus Medical, Inc. (a)(b)	43,776	2,135,393
Neogen Corp. (a)	51,466	3,039,582
Nevro Corp. (b)	20,043	1,210,196
NuVasive, Inc. (a)	67,855	3,537,960
NxStage Medical, Inc. (a)	80,302	1,566,692
OraSure Technologies, Inc. (a)	68,939	430,869
Orthofix International NV (a)	27,349	1,081,926
Perseon Corp. (a)	4,637	3,935
PhotoMedex, Inc. (a)(b)	6,551	2,653
Quidel Corp. (a)(b)	35,813	776,784
ResMed, Inc.	191,894	11,431,126
Retractable Technologies, Inc. (a)	5,248	18,788
Rockwell Medical Technologies, Inc. (a)(b)	62,388	756,766
RTI Biologics, Inc. (a)	100,701	394,748
Seaspine Holdings Corp. (a)(b)	11,601	191,184
Second Sight Medical Products, Inc. (b)	17,911	90,630
Sientra, Inc. (a)	4,295	20,788
Sirona Dental Systems, Inc. (a)	76,420	8,290,042
St. Jude Medical, Inc.	383,828	24,219,547
Staar Surgical Co. (a)(b)	34,338	288,096
Stereotaxis, Inc. (a)	3,270	3,434
Steris PLC (b)	115,087	8,790,345
Stryker Corp.	433,661	41,830,940
SurModics, Inc. (a)	19,525	411,197
Symmetry Surgical, Inc. (a)	7,341	66,803
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)(b)	25,765	265,637
TearLab Corp. (a)(b)	17,390	25,911
Teleflex, Inc.	59,850	7,882,245
The Cooper Companies, Inc.	66,858	9,777,983
The Spectranetics Corp. (a)(b)	57,749	798,669
TransEnterix, Inc. (a)(b)	65,065	171,121
TriVascular Technologies, Inc. (a)(b)	5,628	36,751
Unilife Corp. (a)(b)	142,037	105,775
Utah Medical Products, Inc.	13,511	763,236
Varian Medical Systems, Inc. (a)	134,041	10,827,832
Vascular Solutions, Inc. (a)	22,122	786,216
Veracyte, Inc. (a)(b)	15,721	113,034
Vermillion, Inc. (a)(b)	5,249	9,396
West Pharmaceutical Services, Inc.	106,395	6,708,205
Wright Medical Group NV (a)	122,077	2,614,889
Zeltiq Aesthetics, Inc. (a)	38,665	1,174,643
Zimmer Biomet Holdings, Inc.	233,760	23,612,098
		696,909,757
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	12,779	313,597
Acadia Healthcare Co., Inc. (a)	72,103	4,975,828
Aceto Corp.	37,033	1,044,701
Addus HomeCare Corp. (a)	8,816	200,917
Adeptus Health, Inc. Class A (a)(b)	11,789	708,401
Aetna, Inc.	474,026	48,706,172
Air Methods Corp. (a)(b)	49,537	2,164,767
Alliance Healthcare Services, Inc. (a)	17,141	154,440
Almost Family, Inc. (a)(b)	9,932	420,819
Amedisys, Inc. (a)(b)	46,941	1,905,335
AmerisourceBergen Corp.	279,397	27,559,720
AMN Healthcare Services, Inc. (a)	76,320	2,251,440
AmSurg Corp. (a)(b)	66,177	5,562,839
Anthem, Inc.	355,399	46,336,922
BioScrip, Inc. (a)(b)	97,179	206,019
BioTelemetry, Inc. (a)	34,161	430,770
Brookdale Senior Living, Inc. (a)	242,983	5,462,258
Caladrius Biosciences, Inc. (a)(b)	95,298	114,358
Capital Senior Living Corp. (a)	37,012	848,315
Cardinal Health, Inc.	444,812	38,631,922
Centene Corp. (a)(b)	159,959	9,237,632
Chemed Corp.	24,465	3,779,598
Cigna Corp.	350,671	47,333,572
Civitas Solutions, Inc. (a)	27,734	726,908
Community Health Systems, Inc. (a)(b)	158,550	4,588,437
Corvel Corp. (a)	17,696	685,720
Cross Country Healthcare, Inc. (a)	40,427	737,793
DaVita HealthCare Partners, Inc. (a)	234,142	17,101,732
Diplomat Pharmacy, Inc. (a)(b)	44,224	1,553,589
Envision Healthcare Holdings, Inc. (a)	247,947	6,818,543
ExamWorks Group, Inc. (a)(b)	57,525	1,519,811
Express Scripts Holding Co. (a)	918,074	78,476,966
Five Star Quality Care, Inc. (a)	46,768	167,897
Genesis HealthCare, Inc. Class A (a)	27,157	132,526
Hanger, Inc. (a)(b)	45,074	701,802
HCA Holdings, Inc. (a)	434,484	29,570,981
Health Net, Inc. (a)	102,148	6,461,882
HealthEquity, Inc. (a)(b)	44,175	1,457,775
HealthSouth Corp.	120,397	4,236,770
Healthways, Inc. (a)	52,424	695,666
Henry Schein, Inc. (a)	116,933	18,297,676
Hooper Holmes, Inc. (a)	6,267	815
Humana, Inc.	201,422	33,971,835
Kindred Healthcare, Inc.	116,492	1,555,168
Laboratory Corp. of America Holdings (a)	134,295	16,322,214
Landauer, Inc.	14,935	608,601
LHC Group, Inc. (a)	17,602	819,373
LifePoint Hospitals, Inc. (a)	62,560	4,479,922
Magellan Health Services, Inc. (a)	36,747	1,934,730
McKesson Corp.	315,306	59,703,191
MEDNAX, Inc. (a)	129,284	9,226,999
Molina Healthcare, Inc. (a)(b)	54,412	3,278,867
National Healthcare Corp.	16,889	1,167,030
National Research Corp. Class A	3,663	56,630
Owens & Minor, Inc.	80,650	3,105,832
Patterson Companies, Inc.	121,189	5,522,583
PDI, Inc. (a)	1,365	1,078
PharMerica Corp. (a)	42,657	1,451,191
Premier, Inc. (a)	82,287	2,827,381
Providence Service Corp. (a)	16,922	819,363
Quest Diagnostics, Inc.	197,273	13,477,691
RadNet, Inc. (a)	43,227	268,007
Select Medical Holdings Corp. (b)	129,424	1,562,148
Sharps Compliance Corp. (a)	12,687	115,071
Surgical Care Affiliates, Inc. (a)	41,301	1,535,158
Team Health Holdings, Inc. (a)	99,686	5,496,686
Teladoc, Inc. (b)	8,723	185,364
Tenet Healthcare Corp. (a)(b)	137,841	4,574,943
The Ensign Group, Inc.	31,437	1,495,458
Triple-S Management Corp. (a)(b)	31,318	828,048
Trupanion, Inc. (a)(b)	5,857	47,910
U.S. Physical Therapy, Inc.	15,784	834,027
UnitedHealth Group, Inc.	1,299,209	146,433,846
Universal American Spin Corp.	80,062	598,864
Universal Health Services, Inc. Class B	125,742	15,280,168
VCA, Inc. (a)	109,673	6,035,305
Wellcare Health Plans, Inc. (a)	58,391	4,816,090
		772,720,403
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,830,177
athenahealth, Inc. (a)(b)	53,240	8,931,010
Authentidate Holding Corp. (a)	816	556
Castlight Health, Inc. Class B (a)(b)	69,240	276,960
Cerner Corp. (a)	413,377	24,637,269
Computer Programs & Systems, Inc. (b)	21,937	1,068,771
Connecture, Inc. (b)	7,971	28,456
Evolent Health, Inc. (b)	12,390	201,709
HealthStream, Inc. (a)	34,016	817,064
HMS Holdings Corp. (a)(b)	114,613	1,390,256
iCAD, Inc. (a)	14,864	60,645
Imprivata, Inc. (a)	18,248	217,516
IMS Health Holdings, Inc. (a)	202,189	5,604,679
Inovalon Holdings, Inc. Class A (b)	32,654	606,058
MedAssets, Inc. (a)	79,151	2,384,820
Medidata Solutions, Inc. (a)(b)	73,311	3,359,843
Omnicell, Inc. (a)	45,461	1,371,104
Press Ganey Holdings, Inc. (b)	38,440	1,241,228
Quality Systems, Inc.	52,869	859,121
Rennova Health, Inc. (a)	8	29
Simulations Plus, Inc.	6,008	53,651
Veeva Systems, Inc. Class A (a)(b)	119,002	3,434,398
Vocera Communications, Inc. (a)	24,209	317,864
		60,693,184
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	35,982	616,372
Affymetrix, Inc. (a)(b)	90,900	860,823
Agilent Technologies, Inc.	435,967	18,232,140
Albany Molecular Research, Inc. (a)(b)	31,313	623,755
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,251,260
Bio-Techne Corp.	50,985	4,650,342
Bruker Corp. (a)	149,896	3,393,645
Cambrex Corp. (a)	40,515	2,172,819
Charles River Laboratories International, Inc. (a)	61,660	4,721,306
Enzo Biochem, Inc. (a)	40,983	186,473
Fluidigm Corp. (a)(b)	38,600	438,882
Harvard Bioscience, Inc. (a)	18,919	59,973
Illumina, Inc. (a)	196,948	36,218,737
INC Research Holdings, Inc. Class A	38,131	1,803,596
Luminex Corp. (a)(b)	60,397	1,299,743
Mettler-Toledo International, Inc. (a)	37,027	12,692,115
Nanostring Technologies, Inc. (a)(b)	9,816	149,596
NeoGenomics, Inc. (a)	77,966	621,389
Pacific Biosciences of California, Inc. (a)(b)	73,041	747,209
PAREXEL International Corp. (a)(b)	73,562	4,991,182
PerkinElmer, Inc.	154,269	8,200,940
PRA Health Sciences, Inc. (b)	27,639	1,251,494
pSivida Corp. (a)(b)	25,265	98,028
Quintiles Transnational Holdings, Inc. (a)	129,536	8,807,153
Sequenom, Inc. (a)(b)	174,667	310,907
Thermo Fisher Scientific, Inc.	541,492	74,942,493
VWR Corp. (a)(b)	91,687	2,446,209
Waters Corp. (a)	109,860	14,591,605
		209,380,186
Pharmaceuticals - 4.8%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	139,871
Achaogen, Inc. (a)	5,847	32,626
Acura Pharmaceuticals, Inc. (a)	577	1,460
Aerie Pharmaceuticals, Inc. (a)(b)	32,186	883,184
Agile Therapeutics, Inc. (a)(b)	10,141	90,458
Akorn, Inc. (a)(b)	111,008	3,696,566
Alexza Pharmaceuticals, Inc. (a)	13,886	14,164
Alimera Sciences, Inc. (a)(b)	22,049	67,911
Allergan PLC (a)	536,316	168,344,229
Amphastar Pharmaceuticals, Inc. (a)(b)	85,880	1,318,258
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	219,785
ANI Pharmaceuticals, Inc. (a)(b)	10,919	478,471
ANI Pharmaceuticals, Inc. rights (a)	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	62,409
Aratana Therapeutics, Inc. (a)(b)	38,612	226,266
Assembly Biosciences, Inc. (a)	16,884	165,970
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)	166,645	263,299
Biodel, Inc. (a)	8,109	2,862
Biodelivery Sciences International, Inc. (a)(b)	50,079	306,984
Bristol-Myers Squibb Co.	2,269,936	152,108,411
Carbylan Therapeutics, Inc. (b)	7,125	28,429
Catalent, Inc. (a)	142,517	3,969,098
Cempra, Inc. (a)(b)	49,335	1,574,280
Collegium Pharmaceutical, Inc.	11,062	210,067
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	49,354
Corcept Therapeutics, Inc. (a)(b)	104,137	549,843
Corium International, Inc. (a)	8,034	65,879
Cumberland Pharmaceuticals, Inc. (a)	7,158	40,300
CymaBay Therapeutics, Inc. (a)(b)	11,918	15,970
DepoMed, Inc. (a)(b)	77,131	1,499,427
Dermira, Inc. (a)	23,674	729,396
Dipexium Pharmaceuticals, Inc. (a)	2,325	27,854
Durect Corp. (a)	121,504	286,749
Egalet Corp. (a)(b)	12,340	126,608
Eli Lilly & Co.	1,327,447	108,903,752
Endo Health Solutions, Inc. (a)	281,323	17,295,738
Endocyte, Inc. (a)(b)	47,373	219,337
Flex Pharma, Inc.	10,224	123,710
Heska Corp. (a)	4,776	166,157
Horizon Pharma PLC (a)(b)	194,294	4,183,150
Impax Laboratories, Inc. (a)(b)	96,013	4,230,333
Intersect ENT, Inc. (a)	23,374	460,702
Intra-Cellular Therapies, Inc. (a)(b)	38,949	2,077,150
Jazz Pharmaceuticals PLC (a)	83,420	12,228,538
Johnson & Johnson	3,771,491	381,825,749
Juniper Pharmaceuticals, Inc. (a)	11,831	140,079
KemPharm, Inc.	5,081	88,003
Lannett Co., Inc. (a)(b)	37,876	1,399,897
Lipocine, Inc. (a)	20,645	286,759
Mallinckrodt PLC (a)	159,065	10,802,104
Marinus Pharmaceuticals, Inc. (a)	9,220	67,029
Merck & Co., Inc.	3,840,492	203,584,481
Mylan N.V. (b)	559,845	28,720,049
Nektar Therapeutics (a)(b)	178,486	2,795,091
Neos Therapeutics, Inc. (a)(b)	6,862	106,087
Ocera Therapeutics, Inc. (a)	10,720	38,270
Ocular Therapeutix, Inc. (a)(b)	12,307	116,670
Omeros Corp. (a)(b)	47,654	755,316
Pacira Pharmaceuticals, Inc. (a)(b)	48,714	3,154,232
Pain Therapeutics, Inc. (a)	34,536	69,072
Paratek Pharmaceuticals, Inc. (a)	7,190	148,617
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	123,255
Perrigo Co. PLC	197,529	29,508,857
Pfizer, Inc.	8,401,891	275,329,968
Phibro Animal Health Corp. Class A	37,189	1,207,527
Pozen, Inc. (a)(b)	31,017	235,419
Prestige Brands Holdings, Inc. (a)(b)	69,877	3,556,041
Relypsa, Inc. (a)(b)	32,638	734,681
Repros Therapeutics, Inc. (a)(b)	24,715	59,192
Revance Therapeutics, Inc. (a)(b)	27,269	1,058,310
Sagent Pharmaceuticals, Inc. (a)(b)	32,265	494,622
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	594,262
SCYNEXIS, Inc. (a)	16,272	110,324
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	682,158
Supernus Pharmaceuticals, Inc. (a)(b)	44,238	714,886
Teligent, Inc. (a)(b)	56,579	479,790
Tetraphase Pharmaceuticals, Inc. (a)	45,007	482,925
The Medicines Company (a)(b)	90,562	3,804,510
TherapeuticsMD, Inc. (a)(b)	188,671	1,416,919
Theravance Biopharma, Inc. (a)(b)	35,043	657,757
Theravance, Inc. (b)	113,621	1,050,994
VIVUS, Inc. (a)(b)	157,068	196,335
XenoPort, Inc. (a)	89,350	539,674
Zoetis, Inc. Class A	636,995	29,747,667
Zogenix, Inc. (a)	27,884	430,250
ZS Pharma, Inc. (a)	21,633	1,946,105
		1,476,744,938

TOTAL HEALTH CARE		4,404,577,340

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.5%
AAR Corp.	51,954	1,275,990
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	2,058,582
AeroVironment, Inc. (a)(b)	28,081	718,312
American Science & Engineering, Inc.	13,204	577,543
API Technologies Corp. (a)	22,349	44,028
Astronics Corp. (a)	24,304	940,322
Astrotech Corp. (a)(b)	8,707	12,886
BE Aerospace, Inc.	141,132	6,523,121
Breeze Industrial Products Corp. (a)	1,281	25,325
BWX Technologies, Inc.	145,382	4,426,882
CPI Aerostructures, Inc. (a)(b)	3,805	36,756
Cubic Corp.	29,193	1,417,612
Curtiss-Wright Corp.	69,241	4,875,259
DigitalGlobe, Inc. (a)	93,900	1,586,910
Ducommun, Inc. (a)	15,643	261,864
Engility Holdings, Inc. (b)	28,046	970,392
Erickson Air-Crane, Inc. (a)(b)	6,239	16,034
Esterline Technologies Corp. (a)(b)	40,020	3,805,102
General Dynamics Corp.	413,585	60,573,659
HEICO Corp.	38,297	1,971,530
HEICO Corp. Class A	50,828	2,205,935
Hexcel Corp.	126,406	5,952,459
Honeywell International, Inc.	1,064,299	110,633,881
Huntington Ingalls Industries, Inc.	64,562	8,452,457
Innovative Solutions & Support, Inc. (a)(b)	21,878	54,476
KEYW Holding Corp. (a)(b)	59,019	377,131
KLX, Inc. (a)	69,477	2,230,212
Kratos Defense & Security Solutions, Inc. (a)(b)	44,930	208,925
L-3 Communications Holdings, Inc.	113,356	13,875,908
LMI Aerospace, Inc. (a)	6,877	70,008
Lockheed Martin Corp.	362,686	79,486,264
Micronet Enertec Technologies, Inc. (a)	3,018	7,183
Moog, Inc. Class A (a)	52,323	3,456,981
National Presto Industries, Inc. (b)	5,589	485,908
Northrop Grumman Corp.	252,833	47,117,958
Orbital ATK, Inc.	79,009	6,787,663
Precision Castparts Corp.	186,578	43,200,270
Raytheon Co.	411,799	51,075,430
Rockwell Collins, Inc.	183,261	16,984,629
SIFCO Industries, Inc.	891	10,861
Sparton Corp. (a)	13,384	284,008
Spirit AeroSystems Holdings, Inc. Class A (a)	174,536	9,154,413
Taser International, Inc. (a)(b)	67,735	1,266,645
Teledyne Technologies, Inc. (a)	51,475	4,761,952
Textron, Inc.	381,618	16,283,640
The Boeing Co.	867,572	126,188,347
TransDigm Group, Inc. (a)	72,130	16,923,862
Triumph Group, Inc.	65,091	2,606,895
United Technologies Corp.	1,128,024	108,346,705
Vectrus, Inc. (a)	13,322	321,860
		770,930,975
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,030,874
Atlas Air Worldwide Holdings, Inc. (a)(b)	36,312	1,500,412
C.H. Robinson Worldwide, Inc. (b)	198,842	13,407,916
Echo Global Logistics, Inc. (a)(b)	37,411	882,900
Expeditors International of Washington, Inc.	251,376	12,201,791
FedEx Corp.	355,043	56,288,517
Forward Air Corp.	38,499	1,851,417
Hub Group, Inc. Class A (a)(b)	55,422	2,135,410
Park-Ohio Holdings Corp.	11,143	468,006
Radiant Logistics, Inc. (a)	31,086	133,048
United Parcel Service, Inc. Class B	950,706	97,932,225
UTi Worldwide, Inc. (a)	124,047	868,329
XPO Logistics, Inc. (a)(b)	118,039	3,600,190
		192,301,035
Airlines - 0.6%
Alaska Air Group, Inc.	174,183	13,887,611
Allegiant Travel Co.	18,620	3,260,921
American Airlines Group, Inc.	858,967	35,440,978
CHC Group Ltd. (a)(b)	40,486	10,931
Delta Air Lines, Inc.	1,079,097	50,134,847
Hawaiian Holdings, Inc. (a)	71,807	2,599,413
JetBlue Airways Corp. (a)(b)	423,387	10,474,594
Republic Airways Holdings, Inc. (a)(b)	81,894	347,231
SkyWest, Inc.	74,465	1,534,724
Southwest Airlines Co.	893,005	40,971,069
Spirit Airlines, Inc. (a)	103,078	3,790,178
United Continental Holdings, Inc. (a)	513,392	28,611,336
Virgin America, Inc. (b)	25,461	926,526
		191,990,359
Building Products - 0.3%
A.O. Smith Corp.	98,582	7,862,900
AAON, Inc.	75,766	1,872,178
Advanced Drain Systems, Inc. Del	45,801	1,227,925
Allegion PLC	123,543	8,303,325
American Woodmark Corp. (a)	16,908	1,386,625
Apogee Enterprises, Inc.	39,034	1,960,287
Armstrong World Industries, Inc. (a)	59,409	2,951,439
Builders FirstSource, Inc. (a)	87,836	1,182,273
Continental Building Products, Inc. (a)	51,332	936,296
Fortune Brands Home & Security, Inc.	217,954	11,980,931
Gibraltar Industries, Inc. (a)	56,316	1,503,074
Griffon Corp.	51,595	935,933
Insteel Industries, Inc.	19,643	479,289
Lennox International, Inc.	54,461	7,402,339
Masco Corp.	457,210	13,675,151
Masonite International Corp. (a)	44,182	2,914,245
NCI Building Systems, Inc. (a)	36,312	430,660
Nortek, Inc. (a)	17,394	837,347
Owens Corning	155,909	7,302,778
Patrick Industries, Inc. (a)	27,897	1,155,773
PGT, Inc. (a)	69,278	770,371
Ply Gem Holdings, Inc. (a)(b)	26,171	345,457
Quanex Building Products Corp.	44,676	831,420
Simpson Manufacturing Co. Ltd.	56,795	2,108,798
Trex Co., Inc. (a)(b)	46,832	2,027,826
Universal Forest Products, Inc.	26,737	2,065,701
USG Corp. (a)(b)	114,286	2,752,007
		87,202,348
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	1,925,108
ACCO Brands Corp. (a)	148,977	1,150,102
ADT Corp. (b)	227,636	8,074,249
ARC Document Solutions, Inc. (a)	46,203	233,787
Brady Corp. Class A	63,375	1,672,466
Casella Waste Systems, Inc. Class A (a)	64,851	439,690
CECO Environmental Corp.	40,679	353,501
Cenveo, Inc. (a)(b)	104,135	163,492
Cintas Corp.	123,729	11,332,339
Clean Harbors, Inc. (a)(b)	69,999	3,030,257
Copart, Inc. (a)	164,264	6,483,500
Covanta Holding Corp.	187,190	3,023,119
Deluxe Corp.	66,088	3,876,061
Ennis, Inc.	34,279	685,237
Essendant, Inc.	50,673	1,835,376
Fuel Tech, Inc. (a)	51,934	114,255
G&K Services, Inc. Class A	25,825	1,721,753
Healthcare Services Group, Inc.	92,468	3,415,768
Heritage-Crystal Clean, Inc. (a)	18,564	202,348
Herman Miller, Inc.	75,463	2,392,932
HNI Corp.	64,768	2,866,632
Hudson Technologies, Inc. (a)	16,311	49,585
Industrial Services of America, Inc. (a)(b)	1,620	3,272
InnerWorkings, Inc. (a)(b)	48,216	412,729
Interface, Inc.	82,781	1,645,686
Intersections, Inc. (a)(b)	12,865	36,022
KAR Auction Services, Inc.	189,260	7,178,632
Kimball International, Inc. Class B	40,502	501,010
Knoll, Inc.	66,282	1,476,763
Matthews International Corp. Class A	44,905	2,685,768
McGrath RentCorp.	31,203	910,504
Mobile Mini, Inc.	62,262	2,207,188
Msa Safety, Inc.	42,693	2,002,302
Multi-Color Corp.	17,843	1,115,366
NL Industries, Inc. (a)	6,707	23,877
Performant Financial Corp. (a)	31,038	61,455
Perma-Fix Environmental Services, Inc. (a)	6,937	26,777
Pitney Bowes, Inc.	304,285	6,572,556
Quad/Graphics, Inc.	35,149	362,738
Quest Resource Holding Corp. (a)(b)	23,818	19,969
R.R. Donnelley & Sons Co.	292,033	4,698,811
Republic Services, Inc.	340,342	14,951,224
Rollins, Inc.	144,246	3,916,279
SP Plus Corp. (a)(b)	23,597	593,936
Steelcase, Inc. Class A	122,865	2,457,300
Stericycle, Inc. (a)	114,549	13,828,355
Swisher Hygiene, Inc. (a)(b)	17,741	18,805
Team, Inc. (a)(b)	26,663	1,017,993
Tetra Tech, Inc.	81,994	2,278,613
The Brink's Co.	62,643	2,015,852
TRC Companies, Inc. (a)	33,064	352,132
Tyco International Ltd.	582,649	20,573,336
U.S. Ecology, Inc.	29,546	1,118,021
UniFirst Corp.	21,730	2,359,443
Viad Corp.	28,239	871,738
Virco Manufacturing Co. (a)	2,682	8,743
Waste Connections, Inc.	172,573	9,405,229
Waste Management, Inc.	572,488	30,782,680
West Corp.	64,715	1,650,233
		195,182,894
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)(b)	197,664	6,291,645
Aegion Corp. (a)	54,146	1,193,378
Ameresco, Inc. Class A (a)(b)	38,199	260,899
Argan, Inc.	18,225	716,425
Chicago Bridge & Iron Co. NV (b)	128,851	5,508,380
Comfort Systems U.S.A., Inc.	53,460	1,696,820
Dycom Industries, Inc. (a)(b)	45,168	3,946,780
EMCOR Group, Inc.	92,010	4,637,304
Fluor Corp.	201,037	9,770,398
Furmanite Corp. (a)	40,654	332,956
Goldfield Corp.	41,171	70,402
Granite Construction, Inc.	51,021	2,080,126
Great Lakes Dredge & Dock Corp. (a)(b)	77,922	352,987
HC2 Holdings, Inc. (b)	34,987	219,019
Integrated Electrical Services, Inc. (a)	16,326	124,567
Jacobs Engineering Group, Inc. (a)	169,757	7,493,074
KBR, Inc.	198,749	3,863,681
Layne Christensen Co. (a)(b)	24,456	144,046
MasTec, Inc. (a)(b)	84,984	1,736,223
MYR Group, Inc. (a)	25,270	535,724
Northwest Pipe Co. (a)	12,188	144,550
NV5 Holdings, Inc. (a)(b)	4,637	107,718
Orion Marine Group, Inc. (a)	33,745	147,803
Primoris Services Corp.	58,483	1,349,788
Quanta Services, Inc. (a)(b)	227,929	5,025,834
Sterling Construction Co., Inc. (a)	31,847	173,566
Tutor Perini Corp. (a)	59,902	1,128,554
		59,052,647
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	15,785
Acuity Brands, Inc. (b)	58,606	13,530,953
Allied Motion Technologies, Inc.	7,712	184,163
American Superconductor Corp. (a)(b)	12,677	59,709
AMETEK, Inc.	328,871	18,568,057
AZZ, Inc.	34,115	2,031,207
Babcock & Wilcox Enterprises, Inc. (a)	79,258	1,517,791
Blue Earth, Inc. (a)	48,167	34,680
Broadwind Energy, Inc. (a)(b)	15,938	30,920
Capstone Turbine Corp. (a)(b)	40,706	64,315
Eaton Corp. PLC	633,874	36,866,112
Emerson Electric Co.	890,599	44,529,950
Encore Wire Corp.	29,513	1,288,833
Energous Corp. (a)(b)	5,973	49,636
Energy Focus, Inc. (a)(b)	8,003	128,128
EnerSys	62,084	3,656,748
Enphase Energy, Inc. (a)(b)	30,890	51,586
Espey Manufacturing & Electronics Corp.	2,015	51,383
Franklin Electric Co., Inc.	55,804	1,819,768
FuelCell Energy, Inc. (a)(b)	357,443	308,902
Generac Holdings, Inc. (a)(b)	94,039	3,018,652
General Cable Corp.	78,815	1,201,141
Global Power Equipment Group, Inc.	16,601	76,697
Hubbell, Inc. Class B	78,881	7,832,094
LSI Industries, Inc.	24,011	283,810
Ocean Power Technologies, Inc. (a)	1,104	2,859
Orion Energy Systems, Inc. (a)	20,733	46,857
Plug Power, Inc. (a)(b)	250,992	552,182
Powell Industries, Inc.	13,455	472,405
Power Solutions International, Inc. (a)(b)	4,960	116,758
PowerSecure International, Inc. (a)	34,256	478,899
Preformed Line Products Co.	1,961	82,107
Real Goods Solar, Inc. (a)	2,045	900
Regal Beloit Corp.	57,797	3,725,595
Revolution Lighting Technologies, Inc. (a)(b)	38,693	35,984
Rockwell Automation, Inc.	185,047	19,696,403
Sensata Technologies Holding BV (a)	227,632	10,427,822
SL Industries, Inc. (a)	4,048	140,263
SolarCity Corp. (a)(b)	81,949	2,356,853
Sunrun, Inc. (a)(b)	23,789	158,197
Thermon Group Holdings, Inc. (a)(b)	46,212	841,521
Ultralife Corp. (a)	13,410	92,529
Vicor Corp. (a)	18,023	166,893
		176,596,047
Industrial Conglomerates - 2.0%
3M Co.	849,200	132,967,736
Carlisle Companies, Inc.	89,692	7,933,257
Danaher Corp.	808,056	77,888,518
General Electric Co.	12,826,653	384,029,991
Raven Industries, Inc. (b)	54,733	912,399
Roper Technologies, Inc.	140,296	27,145,873
		630,877,774
Machinery - 1.6%
Accuride Corp. (a)	79,004	203,830
Actuant Corp. Class A (b)	91,777	2,272,399
AGCO Corp. (b)	111,076	5,582,680
Alamo Group, Inc.	17,898	1,023,408
Albany International Corp. Class A	47,080	1,834,237
Allison Transmission Holdings, Inc.	252,235	7,052,491
Altra Industrial Motion Corp.	32,780	918,496
American Railcar Industries, Inc. (b)	11,797	666,884
ARC Group Worldwide, Inc. (a)	1,450	2,683
Astec Industries, Inc.	23,840	960,752
Barnes Group, Inc.	71,310	2,746,861
Blount International, Inc.	66,620	386,396
Briggs & Stratton Corp.	55,838	1,063,156
Caterpillar, Inc.	822,702	59,769,300
Chart Industries, Inc. (a)	41,574	886,773
CIRCOR International, Inc.	26,680	1,212,606
CLARCOR, Inc.	71,056	3,753,888
Colfax Corp. (a)(b)	138,570	3,751,090
Columbus McKinnon Corp. (NY Shares)	26,972	556,702
Commercial Vehicle Group, Inc. (a)	77,079	262,069
Crane Co.	67,099	3,490,490
Cummins, Inc.	224,840	22,567,191
Deere & Co. (b)	420,807	33,483,613
Donaldson Co., Inc.	189,419	5,947,757
Douglas Dynamics, Inc.	29,195	679,076
Dover Corp.	214,284	14,121,316
Dynamic Materials Corp.	17,783	137,285
Eastern Co.	2,354	41,972
Energy Recovery, Inc. (a)(b)	81,715	599,788
EnPro Industries, Inc.	33,499	1,679,640
ESCO Technologies, Inc.	36,472	1,430,797
ExOne Co. (a)(b)	13,829	137,184
Federal Signal Corp.	80,990	1,365,491
Flowserve Corp.	184,304	8,522,217
FreightCar America, Inc.	19,411	470,717
Gencor Industries, Inc. (a)	1,849	19,341
Global Brass & Copper Holdings, Inc.	28,348	659,374
Gorman-Rupp Co.	28,251	907,140
Graco, Inc. (b)	80,230	6,054,156
Graham Corp.	12,124	217,747
Greenbrier Companies, Inc.	36,200	1,226,456
Hardinge, Inc.	14,874	144,724
Harsco Corp.	106,500	1,111,860
Hillenbrand, Inc.	82,630	2,502,863
Hurco Companies, Inc.	6,325	168,561
Hyster-Yale Materials Handling Class A	12,438	719,290
IDEX Corp.	101,826	8,023,889
Illinois Tool Works, Inc.	448,381	42,138,846
Ingersoll-Rand PLC	356,691	20,927,061
ITT Corp.	140,185	5,566,746
Jason Industries, Inc. (a)	13,118	46,438
John Bean Technologies Corp.	40,743	1,992,333
Joy Global, Inc. (b)	127,606	1,958,752
Kadant, Inc.	18,429	798,160
Kennametal, Inc.	111,452	3,259,971
L.B. Foster Co. Class A	13,680	169,632
Lincoln Electric Holdings, Inc.	100,440	5,669,838
Lindsay Corp. (b)	16,477	1,149,436
Lydall, Inc. (a)	21,741	791,807
Manitex International, Inc. (a)(b)	11,053	68,750
Manitowoc Co., Inc. (b)	177,699	3,003,113
Meritor, Inc. (a)	154,933	1,663,980
Middleby Corp. (a)	78,769	8,667,741
Milacron Holdings Corp. (a)	38,207	562,407
Miller Industries, Inc.	16,197	355,524
Mueller Industries, Inc.	80,356	2,530,410
Mueller Water Products, Inc. Class A	199,590	1,860,179
Navistar International Corp. (a)(b)	84,316	1,223,425
NN, Inc.	32,953	561,849
Nordson Corp. (b)	76,435	5,543,831
Omega Flex, Inc.	2,487	99,555
Oshkosh Corp. (b)	101,850	4,467,141
PACCAR, Inc.	484,026	25,149,991
Parker Hannifin Corp.	186,982	19,569,536
Pentair PLC	241,752	13,707,338
Proto Labs, Inc. (a)(b)	35,282	2,388,239
RBC Bearings, Inc. (a)	32,137	2,269,515
Rexnord Corp. (a)(b)	146,634	2,995,733
Snap-On, Inc.	75,968	13,078,651
SPX Corp.	53,528	590,949
SPX Flow, Inc. (a)	53,528	1,798,541
Standex International Corp.	16,157	1,443,951
Stanley Black & Decker, Inc.	204,774	22,353,130
Sun Hydraulics Corp.	34,894	1,149,059
Supreme Industries, Inc. Class A	9,991	79,928
Tennant Co.	26,322	1,639,071
Terex Corp.	144,501	2,959,380
The L.S. Starrett Co. Class A	4,836	53,486
Timken Co.	94,778	3,055,643
Titan International, Inc.	65,675	285,030
Toro Co.	71,045	5,475,438
TriMas Corp. (a)	57,028	1,233,516
Trinity Industries, Inc.	206,198	5,598,276
Twin Disc, Inc.	8,286	95,703
Valmont Industries, Inc. (b)	30,830	3,614,818
Wabash National Corp. (a)(b)	85,329	1,106,717
WABCO Holdings, Inc. (a)	75,595	8,124,951
Wabtec Corp.	131,387	10,526,726
Watts Water Technologies, Inc. Class A	38,674	2,146,794
Woodward, Inc.	78,842	3,976,002
Xerium Technologies, Inc. (a)	10,544	122,732
Xylem, Inc.	255,408	9,531,827
		492,534,232
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	13,697
International Shipholding Corp. (b)	10,420	22,611
Kirby Corp. (a)	71,366	4,610,244
Matson, Inc.	55,151	2,851,858
		7,498,410
Professional Services - 0.5%
Acacia Research Corp.	61,592	364,009
Advisory Board Co. (a)	56,995	3,068,611
Barrett Business Services, Inc.	8,858	395,510
CBIZ, Inc. (a)	43,520	466,099
CDI Corp.	12,621	86,328
CEB, Inc.	51,077	3,946,720
CRA International, Inc. (a)	15,589	355,741
Dun & Bradstreet Corp.	47,871	5,160,015
Equifax, Inc.	157,263	17,534,825
Exponent, Inc.	37,782	1,950,685
Franklin Covey Co. (a)	14,201	217,701
FTI Consulting, Inc. (a)(b)	87,714	3,278,749
GP Strategies Corp. (a)	22,618	642,577
Heidrick & Struggles International, Inc.	22,259	642,395
Hill International, Inc. (a)	43,555	150,265
Hudson Global, Inc. (a)	13,947	33,194
Huron Consulting Group, Inc. (a)	33,622	1,950,412
ICF International, Inc. (a)(b)	27,674	986,025
IHS, Inc. Class A (a)	95,593	11,787,573
Insperity, Inc.	30,164	1,301,878
Kelly Services, Inc. Class A (non-vtg.)	39,205	659,820
Kforce, Inc.	36,597	985,923
Korn/Ferry International	67,303	2,476,750
Manpower, Inc.	102,325	9,237,901
Marathon Patent Group, Inc. (a)(b)	8,838	15,378
Mastech Holdings, Inc. (a)	373	2,742
MISTRAS Group, Inc. (a)	23,436	504,577
Navigant Consulting, Inc. (a)	64,946	1,136,555
Nielsen Holdings PLC	505,718	23,606,916
Odyssey Marine Exploration, Inc. (a)(b)	64,149	19,245
On Assignment, Inc. (a)	61,775	2,883,657
Pendrell Corp. (a)(b)	150,288	80,134
RCM Technologies, Inc. (a)	9,908	50,134
Resources Connection, Inc.	51,824	945,788
Robert Half International, Inc.	182,866	9,359,082
RPX Corp. (a)	73,794	1,023,523
Towers Watson & Co.	94,041	12,649,455
TransUnion Holding Co., Inc.	71,652	1,832,142
TriNet Group, Inc. (a)	49,099	969,705
TrueBlue, Inc. (a)	53,079	1,554,684
Verisk Analytics, Inc. (a)	211,534	15,854,473
Volt Information Sciences, Inc. (a)	6,248	52,483
VSE Corp.	5,397	333,481
WageWorks, Inc. (a)	49,165	2,091,479
Willdan Group, Inc. (a)	10,974	96,571
		142,741,910
Road & Rail - 0.8%
AMERCO	8,790	3,563,466
ArcBest Corp.	32,932	793,003
Avis Budget Group, Inc. (a)(b)	139,457	5,214,297
Celadon Group, Inc.	62,978	875,394
Covenant Transport Group, Inc. Class A (a)	11,962	251,322
CSX Corp.	1,333,432	37,909,472
Genesee & Wyoming, Inc. Class A (a)	78,029	5,405,069
Heartland Express, Inc.	91,092	1,745,323
Hertz Global Holdings, Inc. (a)	551,037	8,739,447
J.B. Hunt Transport Services, Inc.	123,112	9,632,283
Kansas City Southern	148,664	13,516,531
Knight Transportation, Inc.	76,431	2,026,950
Landstar System, Inc.	57,034	3,560,062
Marten Transport Ltd.	31,198	564,060
Norfolk Southern Corp.	409,880	38,963,193
Old Dominion Freight Lines, Inc. (a)	95,782	6,102,271
P.A.M. Transportation Services, Inc. (a)	3,193	98,632
Patriot Transportation Holding, Inc. (a)	1,280	30,131
Providence & Worcester Railroad Co.	4,631	73,031
Roadrunner Transportation Systems, Inc. (a)	43,638	480,891
Ryder System, Inc.	71,490	4,715,480
Saia, Inc. (a)(b)	32,954	807,703
Swift Transporation Co. (a)(b)	119,320	1,905,540
U.S.A. Truck, Inc. (a)	7,889	157,307
Union Pacific Corp.	1,181,119	99,154,940
Universal Truckload Services, Inc.	12,296	199,687
Werner Enterprises, Inc. (b)	51,778	1,395,935
YRC Worldwide, Inc. (a)	47,961	811,980
		248,693,400
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	6,398
Air Lease Corp. Class A	131,984	4,438,622
Aircastle Ltd.	83,321	1,746,408
Applied Industrial Technologies, Inc.	52,950	2,258,318
Beacon Roofing Supply, Inc. (a)	65,628	2,806,910
BlueLinx Corp. (a)	23,385	15,911
CAI International, Inc. (a)(b)	23,529	263,054
DXP Enterprises, Inc. (a)(b)	17,105	560,189
Essex Rental Corp. (a)	16,688	4,337
Fastenal Co. (b)	390,724	15,855,580
GATX Corp.	60,042	2,779,945
H&E Equipment Services, Inc.	38,949	779,369
HD Supply Holdings, Inc. (a)	240,453	7,605,528
Houston Wire & Cable Co.	15,647	97,324
Kaman Corp. (b)	38,751	1,555,465
Lawson Products, Inc. (a)	6,300	176,274
MRC Global, Inc. (a)	133,318	1,971,773
MSC Industrial Direct Co., Inc. Class A	66,029	4,073,989
Neff Corp.	8,761	72,804
Now, Inc. (a)(b)	143,741	2,641,960
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,277,252
Stock Building Supply Holdings, Inc. (a)	16,419	282,243
TAL International Group, Inc.	41,028	827,945
Textainer Group Holdings Ltd. (b)	42,054	648,893
Titan Machinery, Inc. (a)(b)	24,582	308,996
United Rentals, Inc. (a)	132,239	10,403,242
Univar, Inc. (b)	55,077	1,043,158
Veritiv Corp. (a)(b)	9,543	376,662
W.W. Grainger, Inc. (b)	80,950	16,233,713
Watsco, Inc.	36,058	4,583,332
WESCO International, Inc. (a)(b)	60,754	2,919,230
Willis Lease Finance Corp. (a)	2,668	46,663
		88,661,487
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	100,238	7,520,857
Wesco Aircraft Holdings, Inc. (a)(b)	77,452	1,036,308
		8,557,165

TOTAL INDUSTRIALS		3,292,820,683

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.4%
ADTRAN, Inc.	74,924	1,222,010
Aerohive Networks, Inc. (a)(b)	21,643	132,022
Alliance Fiber Optic Products, Inc.	19,146	303,656
Applied Optoelectronics, Inc. (a)(b)	20,243	379,556
Arista Networks, Inc. (a)(b)	53,896	3,962,434
Arris Group, Inc. (a)	176,915	5,408,292
Aviat Networks, Inc. (a)	66,605	61,943
Bel Fuse, Inc. Class B (non-vtg.)	12,097	250,650
Black Box Corp.	16,753	189,476
Blonder Tongue Laboratories, Inc. (a)	3,352	1,315
Brocade Communications Systems, Inc.	574,317	5,389,965
CalAmp Corp. (a)(b)	50,212	927,918
Calix Networks, Inc. (a)	55,272	437,754
Ciena Corp. (a)(b)	153,627	3,846,820
Cisco Systems, Inc.	6,917,335	188,497,379
Clearfield, Inc. (a)(b)	16,017	216,390
CommScope Holding Co., Inc. (a)	170,451	4,878,308
Communications Systems, Inc.	4,311	33,928
Comtech Telecommunications Corp.	22,438	494,309
Digi International, Inc. (a)	25,385	317,566
EchoStar Holding Corp. Class A (a)	64,813	2,534,836
EMCORE Corp. (a)	29,659	215,028
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	705,923
F5 Networks, Inc. (a)	94,340	9,717,020
Finisar Corp. (a)(b)	141,622	1,709,378
Harmonic, Inc. (a)	107,478	594,353
Harris Corp.	162,322	13,493,828
Infinera Corp. (a)(b)	189,532	4,268,261
InterDigital, Inc.	54,293	2,860,698
Ixia (a)	83,745	1,093,710
Juniper Networks, Inc.	478,012	14,402,502
KVH Industries, Inc. (a)	23,641	233,100
Lantronix, Inc. (a)	71	85
Lumentum Holdings, Inc. (a)	60,096	1,201,920
Motorola Solutions, Inc.	215,517	15,469,810
MRV Communications, Inc. (a)	6,176	88,564
NETGEAR, Inc. (a)	51,710	2,280,928
NetScout Systems, Inc. (a)	137,100	4,538,010
Novatel Wireless, Inc. (a)(b)	35,452	65,232
NumereX Corp. Class A (a)	13,747	90,180
Oclaro, Inc. (a)(b)	126,427	434,909
Optical Cable Corp.	564	1,731
Palo Alto Networks, Inc. (a)	96,046	17,993,258
Parkervision, Inc. (a)(b)	100,275	16,034
PC-Tel, Inc.	11,999	63,955
Plantronics, Inc.	53,885	2,851,055
Polycom, Inc. (a)	189,613	2,584,425
QUALCOMM, Inc.	2,140,901	104,454,560
Relm Wireless Corp. (a)	9,436	38,688
Resonant, Inc. (a)(b)	2,385	7,894
Ruckus Wireless, Inc. (a)(b)	174,867	2,002,227
ShoreTel, Inc. (a)	78,396	804,343
Sonus Networks, Inc. (a)	71,344	502,262
Tessco Technologies, Inc.	7,287	154,776
Ubiquiti Networks, Inc. (a)(b)	35,891	1,252,237
ViaSat, Inc. (a)(b)	63,836	3,956,555
Viavi Solutions, Inc. (a)	350,483	2,229,072
Westell Technologies, Inc. Class A (a)	75,979	108,650
xG Technology, Inc. (a)	150	41
Zhone Technologies, Inc. (a)	5,862	6,976
		431,978,705
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	423,454
Amphenol Corp. Class A	422,311	23,248,221
Anixter International, Inc. (a)	43,666	2,976,275
Applied DNA Sciences, Inc. (a)(b)	18,968	56,904
Arrow Electronics, Inc. (a)	131,368	7,430,174
Avnet, Inc.	178,140	8,073,305
AVX Corp.	82,398	1,111,549
Badger Meter, Inc.	40,716	2,476,754
Belden, Inc.	58,081	3,645,744
Benchmark Electronics, Inc. (a)	73,834	1,584,478
CDW Corp.	187,098	8,077,021
Checkpoint Systems, Inc.	48,926	307,745
ClearSign Combustion Corp. (a)(b)	7,019	35,095
Cognex Corp.	115,016	4,267,094
Coherent, Inc. (a)	32,979	2,239,934
Control4 Corp. (a)(b)	17,994	130,996
Corning, Inc.	1,699,329	31,828,432
CTS Corp.	43,658	828,629
CUI Global, Inc. (a)(b)	26,608	185,990
Daktronics, Inc.	49,334	427,726
Dolby Laboratories, Inc. Class A	66,567	2,301,887
DTS, Inc. (a)	19,732	507,704
Echelon Corp. (a)	32,190	20,515
Electro Rent Corp.	21,352	220,993
Electro Scientific Industries, Inc.	27,319	138,234
eMagin Corp. (a)	5,084	10,015
ePlus, Inc. (a)	7,158	631,264
Fabrinet (a)	43,967	1,052,130
FARO Technologies, Inc. (a)(b)	24,409	734,467
FEI Co.	55,230	4,418,952
Fitbit, Inc. (b)	74,785	2,147,825
FLIR Systems, Inc.	183,481	5,607,179
Frequency Electronics, Inc. (a)	2,550	26,877
Giga-Tronics, Inc. (a)	2,579	2,863
GSI Group, Inc. (a)	36,594	524,392
I. D. Systems Inc. (a)(b)	6,071	22,888
Identiv, Inc. (a)(b)	10,618	31,323
IEC Electronics Corp. (a)	86	304
II-VI, Inc. (a)	69,895	1,301,445
Ingram Micro, Inc. Class A	208,429	6,446,709
Insight Enterprises, Inc. (a)	48,551	1,300,196
Intellicheck Mobilisa, Inc. (a)	545	491
InvenSense, Inc. (a)(b)	115,158	1,334,681
IPG Photonics Corp. (a)(b)	49,560	4,519,376
Iteris, Inc. (a)	1,032	2,415
Itron, Inc. (a)(b)	49,438	1,777,296
Jabil Circuit, Inc.	254,095	6,502,291
KEMET Corp. (a)	51,674	146,237
KEY Tronic Corp. (a)	6,483	50,956
Keysight Technologies, Inc. (a)	235,446	7,254,091
Kimball Electronics, Inc. (a)	30,376	348,109
Knowles Corp. (a)(b)	121,584	2,002,488
LightPath Technologies, Inc. Class A (a)	376	654
Littelfuse, Inc.	32,405	3,517,887
LoJack Corp. (a)	24,621	89,374
LRAD Corp.	56,581	87,135
Luna Innovations, Inc. (a)	1,444	1,560
Maxwell Technologies, Inc. (a)(b)	38,769	273,709
Mercury Systems, Inc. (a)	42,608	834,265
Mesa Laboratories, Inc.	3,668	396,878
Methode Electronics, Inc. Class A	56,055	2,022,464
MicroVision, Inc. (a)(b)	54,813	137,581
MOCON, Inc.	2,209	32,075
MTS Systems Corp.	19,840	1,262,221
Multi-Fineline Electronix, Inc. (a)	10,240	252,723
National Instruments Corp.	155,437	4,880,722
Neonode, Inc. (a)(b)	33,197	91,624
NetList, Inc. (a)(b)	104,599	93,616
Newport Corp. (a)	48,458	803,918
OSI Systems, Inc. (a)	22,707	2,126,056
Park Electrochemical Corp.	24,051	421,133
PC Connection, Inc.	21,453	478,831
PC Mall, Inc. (a)	4,077	37,508
Perceptron, Inc. (a)	13,154	102,601
Plexus Corp. (a)	43,846	1,631,071
RadiSys Corp. (a)	9,220	24,433
RealD, Inc. (a)	53,542	562,191
Research Frontiers, Inc. (a)(b)	16,855	84,612
RF Industries Ltd.	5,778	26,059
Richardson Electronics Ltd.	23,707	133,470
Rofin-Sinar Technologies, Inc. (a)(b)	38,429	1,104,449
Rogers Corp. (a)	22,608	1,253,161
Sanmina Corp. (a)	105,831	2,399,189
ScanSource, Inc. (a)	36,663	1,408,592
Speed Commerce, Inc. (a)	43,920	6,483
SYNNEX Corp.	38,664	3,644,855
TE Connectivity Ltd.	550,460	36,930,361
Tech Data Corp. (a)(b)	55,538	3,757,146
Trimble Navigation Ltd. (a)	349,867	8,011,954
TTM Technologies, Inc. (a)(b)	76,051	596,240
Uni-Pixel, Inc. (a)(b)	12,876	9,335
Universal Display Corp. (a)(b)	60,620	3,186,187
Vishay Intertechnology, Inc.	163,262	1,946,083
Vishay Precision Group, Inc. (a)	9,596	115,440
Wayside Technology Group, Inc.	1,232	22,878
Wireless Telecom Group, Inc. (a)	11,200	15,456
Zebra Technologies Corp. Class A (a)	71,037	5,697,167
		241,253,460
Internet Software & Services - 3.8%
Actua Corp. (a)	45,785	530,648
Akamai Technologies, Inc. (a)	240,930	13,879,977
Alarm.com Holdings, Inc.	11,029	193,890
Alphabet, Inc.:
Class A (a)	395,770	301,913,145
Class C	401,663	298,274,944
Amber Road, Inc. (a)(b)	6,724	32,342
Angie's List, Inc. (a)(b)	57,858	625,445
Apigee Corp. (b)	9,599	68,345
AppFolio, Inc. (a)(b)	4,193	68,723
Autobytel, Inc. (a)	9,434	231,793
Bankrate, Inc. (a)(b)	83,183	1,212,808
Bazaarvoice, Inc. (a)(b)	59,368	274,874
Benefitfocus, Inc. (a)(b)	19,976	809,428
Blucora, Inc. (a)(b)	58,999	627,159
Box, Inc. Class A (b)	46,929	657,006
Brightcove, Inc. (a)	41,182	287,450
BroadVision, Inc. (a)	490	2,965
Carbonite, Inc. (a)	17,932	174,837
Care.com, Inc. (a)(b)	8,431	58,174
ChannelAdvisor Corp. (a)	32,537	426,560
comScore, Inc. (a)(b)	48,259	2,031,704
Constant Contact, Inc. (a)	40,652	1,272,001
Cornerstone OnDemand, Inc. (a)	71,622	2,571,946
CoStar Group, Inc. (a)	45,266	9,471,458
Cvent, Inc. (a)(b)	27,895	1,007,846
Demand Media, Inc. (a)(b)	19,244	116,234
Demandware, Inc. (a)(b)	48,809	2,496,580
Determine, Inc. (a)	552	1,606
DHI Group, Inc. (a)	50,678	472,319
EarthLink Holdings Corp.	136,356	1,253,112
eBay, Inc. (a)	1,515,775	44,851,782
eGain Communications Corp. (a)(b)	8,558	39,367
Endurance International Group Holdings, Inc. (a)(b)	93,309	1,303,527
Envestnet, Inc. (a)(b)	50,523	1,640,482
Everyday Health, Inc. (a)	14,630	89,975
Facebook, Inc. Class A (a)	3,072,609	320,288,762
Five9, Inc. (a)(b)	21,051	139,989
GlowPoint, Inc. (a)	18,770	9,385
GoDaddy, Inc. (a)(b)	44,463	1,381,465
Gogo, Inc. (a)(b)	99,521	1,786,402
GrubHub, Inc. (a)(b)	122,851	3,149,900
GTT Communications, Inc. (a)	69,697	1,476,879
HomeAway, Inc. (a)	148,952	5,266,943
Hortonworks, Inc. (b)	42,633	724,335
IAC/InterActiveCorp	102,871	6,459,270
Internap Network Services Corp. (a)	74,985	538,392
IntraLinks Holdings, Inc. (a)	59,055	604,133
Inuvo, Inc. (a)	9,640	30,173
iPass, Inc. (a)	33,662	34,672
j2 Global, Inc.	60,375	4,858,376
Limelight Networks, Inc. (a)	69,339	117,183
LinkedIn Corp. Class A (a)	155,256	37,744,286
Liquidity Services, Inc. (a)(b)	37,923	258,635
LivePerson, Inc. (a)	74,160	578,448
LogMeIn, Inc. (a)(b)	38,302	2,735,529
Marchex, Inc. Class B	28,685	122,198
Marin Software, Inc. (a)(b)	9,976	38,807
Marketo, Inc. (a)(b)	48,800	1,477,176
MaxPoint Interactive, Inc. (b)	5,866	9,503
MeetMe, Inc. (a)	18,724	49,993
MINDBODY, Inc. (b)	10,435	184,178
Monster Worldwide, Inc. (a)(b)	123,910	797,980
New Relic, Inc.	49,737	1,870,609
NIC, Inc.	78,994	1,612,268
Opower, Inc. (a)(b)	25,655	240,900
Pandora Media, Inc. (a)(b)	263,977	3,642,883
Q2 Holdings, Inc. (a)	30,085	826,736
QuinStreet, Inc. (a)	38,666	189,077
Qumu Corp. (a)	6,017	18,713
Quotient Technology, Inc. (a)(b)	132,658	920,647
Rackspace Hosting, Inc. (a)(b)	163,329	4,674,476
RealNetworks, Inc. (a)	28,670	118,694
Reis, Inc.	8,134	203,594
RetailMeNot, Inc. (a)	84,786	827,511
Rightside Group Ltd. (a)(b)	8,535	67,341
Rocket Fuel, Inc. (a)(b)	19,674	68,662
SciQuest, Inc. (a)	32,538	420,066
Shutterstock, Inc. (a)(b)	26,399	957,492
Spark Networks, Inc. (a)	16,620	64,319
SPS Commerce, Inc. (a)(b)	23,567	1,751,499
Stamps.com, Inc. (a)	20,095	2,036,829
Support.com, Inc. (a)	117,655	131,774
Synacor, Inc. (a)	20,037	35,465
TechTarget, Inc. (a)	17,780	153,797
Textura Corp. (a)	28,776	694,940
TheStreet.com, Inc.	3,696	6,320
Travelzoo, Inc. (a)	5,383	45,756
Tremor Video, Inc. (a)	17,986	36,871
TrueCar, Inc. (a)(b)	81,085	651,113
Twitter, Inc. (a)(b)	771,097	19,585,864
United Online, Inc. (a)	16,919	194,569
Unwired Planet, Inc. (a)	100,320	97,310
VeriSign, Inc. (a)(b)	150,219	13,435,587
Web.com Group, Inc. (a)(b)	64,573	1,563,312
WebMD Health Corp. (a)(b)	44,803	2,038,088
Xactly Corp. (a)	8,942	87,453
XO Group, Inc. (a)	29,832	502,371
Yahoo!, Inc. (a)	1,172,803	39,652,469
Yelp, Inc. (a)(b)	81,472	2,454,751
YuMe, Inc. (a)	6,211	20,124
Zillow Group, Inc. (a)(b)	60,583	1,576,975
Zillow Group, Inc. Class C (a)(b)	151,305	3,729,668
		1,187,040,337
IT Services - 3.5%
Accenture PLC Class A	847,797	90,900,794
Acxiom Corp. (a)	108,484	2,484,284
Alliance Data Systems Corp. (a)	82,904	23,781,012
Amdocs Ltd.	213,048	12,052,125
Automatic Data Processing, Inc.	636,925	54,941,151
Black Knight Financial Services, Inc. Class A (b)	43,729	1,517,396
Blackhawk Network Holdings, Inc. (a)	72,226	3,419,901
Booz Allen Hamilton Holding Corp. Class A	151,966	4,627,365
Broadridge Financial Solutions, Inc.	158,166	8,695,967
CACI International, Inc. Class A (a)	34,560	3,464,986
Cardtronics, Inc. (a)(b)	63,110	2,373,567
Cartesian, Inc. (a)	206	515
Cass Information Systems, Inc.	10,691	575,924
Ciber, Inc. (a)	66,135	233,457
Cognizant Technology Solutions Corp. Class A (a)	829,990	53,600,754
Computer Sciences Corp.	181,825	5,696,577
Computer Task Group, Inc.	11,646	78,378
Convergys Corp. (b)	123,097	3,170,979
CoreLogic, Inc. (a)	119,997	4,423,089
CSG Systems International, Inc.	47,456	1,695,603
CSP, Inc.	3,696	21,215
CSRA, Inc. (a)	181,825	5,729,306
Datalink Corp. (a)	21,583	158,635
DST Systems, Inc.	49,565	6,060,808
Edgewater Technology, Inc. (a)	2,875	22,856
EPAM Systems, Inc. (a)	62,806	4,944,716
Euronet Worldwide, Inc. (a)	70,486	5,478,172
Everi Holdings, Inc. (a)	85,750	327,565
EVERTEC, Inc.	87,336	1,500,432
ExlService Holdings, Inc. (a)	41,972	1,963,030
Fidelity National Information Services, Inc.	383,369	24,409,104
Fiserv, Inc. (a)	317,783	30,583,436
FleetCor Technologies, Inc. (a)	104,741	16,099,739
Forrester Research, Inc.	17,100	558,144
Gartner, Inc. Class A (a)	114,903	10,720,450
Genpact Ltd. (a)	232,461	5,858,017
Global Payments, Inc.	173,460	12,289,641
Hackett Group, Inc.	31,811	602,500
Heartland Payment Systems, Inc.	51,995	4,125,283
Higher One Holdings, Inc. (a)	32,730	103,754
IBM Corp.	1,226,665	171,021,634
Information Services Group, Inc.	18,000	67,140
Innodata, Inc. (a)	14,010	40,769
InterCloud Systems, Inc. (a)(b)	31,397	49,921
Jack Henry & Associates, Inc.	113,196	8,985,498
Leidos Holdings, Inc.	88,093	5,103,227
Lionbridge Technologies, Inc. (a)	69,212	366,824
ManTech International Corp. Class A	31,242	1,046,295
MasterCard, Inc. Class A	1,356,006	132,780,108
Mattersight Corp. (a)	9,437	66,908
Maximus, Inc.	89,775	5,094,731
ModusLink Global Solutions, Inc. (a)(b)	31,030	84,712
MoneyGram International, Inc. (a)	66,937	587,707
NCI, Inc. Class A	12,261	202,429
Neustar, Inc. Class A (a)(b)	75,999	1,915,175
Paychex, Inc.	438,389	23,782,603
PayPal Holdings, Inc. (a)	1,512,428	53,328,211
Perficient, Inc. (a)	51,600	901,968
PFSweb, Inc. (a)	13,037	171,828
Planet Payment, Inc. (a)	40,113	114,322
PRG-Schultz International, Inc. (a)	36,569	143,716
Sabre Corp. (b)	223,335	6,534,782
Science Applications International Corp.	56,960	2,861,670
ServiceSource International, Inc. (a)	93,929	507,217
StarTek, Inc. (a)	2,150	7,504
Sykes Enterprises, Inc. (a)	50,731	1,614,260
Syntel, Inc. (a)	49,784	2,411,039
Teletech Holdings, Inc.	29,721	862,503
Teradata Corp. (a)(b)	194,061	5,804,365
The Western Union Co.	683,183	12,884,831
Total System Services, Inc.	219,615	12,289,655
Unisys Corp. (a)(b)	68,286	878,158
Vantiv, Inc. (a)	190,614	10,047,264
VeriFone Systems, Inc. (a)	171,272	4,912,081
Virtusa Corp. (a)(b)	35,863	1,766,253
Visa, Inc. Class A	2,653,918	209,686,061
WEX, Inc. (a)(b)	57,655	5,435,137
WidePoint Corp. (a)(b)	71,654	62,317
Xerox Corp.	1,314,375	13,866,656
		1,107,578,106
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	54,545	1,591,078
Advanced Micro Devices, Inc. (a)(b)	853,764	2,014,883
AEHR Test Systems (a)	3,126	6,189
Alpha & Omega Semiconductor Ltd. (a)	24,379	237,451
Altera Corp.	408,793	21,584,270
Amkor Technology, Inc. (a)	161,169	1,095,949
Amtech Systems, Inc. (a)	13,719	60,638
ANADIGICS, Inc. (a)(b)	109,969	38,434
Analog Devices, Inc.	426,102	26,260,666
Applied Materials, Inc.	1,642,042	30,821,128
Applied Micro Circuits Corp. (a)(b)	132,476	969,724
Ascent Solar Technologies, Inc. (a)	3,309	375
Atmel Corp.	562,257	4,863,523
Avago Technologies Ltd.	353,700	46,140,165
Axcelis Technologies, Inc. (a)	123,333	325,599
AXT, Inc. (a)	31,515	75,636
Broadcom Corp. Class A	758,718	41,448,764
Brooks Automation, Inc.	91,115	1,015,932
Cabot Microelectronics Corp. (a)	37,906	1,590,536
Cascade Microtech, Inc. (a)	15,193	246,886
Cavium, Inc. (a)(b)	76,292	5,119,956
Ceva, Inc. (a)	25,211	640,107
Cirrus Logic, Inc. (a)	81,891	2,707,316
Cohu, Inc.	35,195	461,406
Cree, Inc. (a)(b)	147,267	4,070,460
CVD Equipment Corp. (a)(b)	24,298	279,427
CyberOptics Corp. (a)	4,784	33,392
Cypress Semiconductor Corp. (b)	433,116	4,686,315
Diodes, Inc. (a)	57,239	1,333,096
DSP Group, Inc. (a)	34,788	362,839
Entegris, Inc. (a)	188,525	2,567,711
Exar Corp. (a)	64,569	415,824
Fairchild Semiconductor International, Inc. (a)	166,600	3,255,364
First Solar, Inc. (a)	100,730	5,692,252
FormFactor, Inc. (a)	79,303	690,729
Freescale Semiconductor, Inc. (a)	154,523	6,012,490
GigOptix, Inc. (a)	17,428	41,827
GSI Technology, Inc. (a)	18,344	73,376
Inphi Corp. (a)(b)	45,759	1,471,152
Integrated Device Technology, Inc. (a)(b)	204,802	5,742,648
Integrated Silicon Solution, Inc.	43,960	1,006,244
Intel Corp.	6,471,338	225,008,422
Intermolecular, Inc. (a)	6,975	15,833
Intersil Corp. Class A	184,646	2,673,674
Intest Corp. (a)	2,175	8,135
IXYS Corp.	38,644	491,938
KLA-Tencor Corp.	213,675	14,202,977
Kopin Corp. (a)	69,745	200,168
Kulicke & Soffa Industries, Inc. (a)	102,964	1,216,005
Lam Research Corp.	209,919	16,415,666
Lattice Semiconductor Corp. (a)(b)	185,835	1,168,902
Linear Technology Corp.	328,868	15,035,845
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	24,326	898,846
Marvell Technology Group Ltd.	669,365	5,930,574
Mattson Technology, Inc. (a)	96,321	287,037
Maxim Integrated Products, Inc.	384,262	14,897,838
MaxLinear, Inc. Class A (a)	86,669	1,516,708
Microchip Technology, Inc. (b)	293,512	14,170,759
Micron Technology, Inc. (a)	1,461,712	23,285,072
Microsemi Corp. (a)	130,006	4,681,516
MKS Instruments, Inc.	79,982	2,948,936
Monolithic Power Systems, Inc.	46,150	3,153,430
MoSys, Inc. (a)(b)	60,423	73,112
Nanometrics, Inc. (a)	28,664	451,745
NeoPhotonics Corp. (a)	34,278	355,806
NVE Corp.	6,043	359,921
NVIDIA Corp.	694,050	22,015,266
Omnivision Technologies, Inc. (a)	79,921	2,333,693
ON Semiconductor Corp. (a)	558,505	6,121,215
PDF Solutions, Inc. (a)	38,716	431,683
Photronics, Inc. (a)(b)	101,617	1,114,738
Pixelworks, Inc. (a)(b)	22,798	58,591
PMC-Sierra, Inc. (a)	268,208	3,172,901
Power Integrations, Inc.	37,256	1,926,135
Qorvo, Inc. (a)	204,504	11,875,547
QuickLogic Corp. (a)	61,486	80,547
Rambus, Inc. (a)(b)	153,264	1,828,440
Rubicon Technology, Inc. (a)(b)	25,049	25,049
Rudolph Technologies, Inc. (a)(b)	38,164	543,074
Semtech Corp. (a)	87,042	1,749,544
Sigma Designs, Inc. (a)	51,095	443,760
Silicon Laboratories, Inc. (a)(b)	57,784	3,126,692
Skyworks Solutions, Inc.	257,901	21,410,941
Solar3D, Inc. (a)(b)	12,722	37,530
SolarEdge Technologies, Inc.	13,325	261,570
SunEdison Semiconductor Ltd. (a)	98,050	936,378
SunEdison, Inc. (a)(b)	417,648	1,332,297
SunPower Corp. (a)(b)	71,760	1,719,370
Synaptics, Inc. (a)(b)	48,305	4,336,340
Teradyne, Inc.	294,988	6,129,851
Tessera Technologies, Inc.	64,088	2,041,203
Texas Instruments, Inc.	1,394,350	81,039,622
Ultra Clean Holdings, Inc. (a)	39,254	199,018
Ultratech, Inc. (a)	41,332	686,525
Veeco Instruments, Inc. (a)(b)	53,983	1,103,952
Xcerra Corp. (a)	63,706	385,421
Xilinx, Inc.	353,010	17,541,067
		772,508,582
Software - 4.3%
A10 Networks, Inc. (a)	50,522	389,525
ACI Worldwide, Inc. (a)(b)	177,587	4,176,846
Activision Blizzard, Inc.	679,606	25,593,962
Adobe Systems, Inc. (a)	675,287	61,761,749
American Software, Inc. Class A	15,166	156,968
ANSYS, Inc. (a)	118,326	11,029,166
Aspen Technology, Inc. (a)	119,658	5,258,969
Autodesk, Inc. (a)	309,397	19,637,428
Barracuda Networks, Inc. (a)	28,720	546,542
Blackbaud, Inc.	66,634	4,116,649
Bottomline Technologies, Inc. (a)(b)	50,588	1,563,675
BroadSoft, Inc. (a)(b)	38,869	1,555,926
BSQUARE Corp. (a)	11,182	82,970
CA Technologies, Inc.	448,458	12,606,154
Cadence Design Systems, Inc. (a)	384,702	8,578,855
Callidus Software, Inc. (a)	76,895	1,595,571
CDK Global, Inc.	217,446	10,309,115
Citrix Systems, Inc. (a)	217,076	16,643,217
CommVault Systems, Inc. (a)	56,734	2,324,959
Covisint Corp. (a)(b)	39,763	102,986
Datawatch Corp. (a)(b)	9,730	56,629
Digimarc Corp. (a)(b)	12,143	432,048
Digital Turbine, Inc. (a)(b)	41,910	64,541
Document Security Systems, Inc. (a)	19,824	4,163
Ebix, Inc. (b)	35,461	1,330,142
Electronic Arts, Inc. (a)	421,962	28,604,804
Ellie Mae, Inc. (a)(b)	39,555	2,525,191
EnerNOC, Inc. (a)(b)	34,204	145,709
EPIQ Systems, Inc.	43,230	584,902
Evolving Systems, Inc.	4,973	28,048
Fair Isaac Corp.	40,570	3,864,293
FalconStor Software, Inc. (a)	37,427	72,234
FireEye, Inc. (a)(b)	196,421	4,494,112
Fortinet, Inc. (a)	195,532	7,043,063
Gigamon, Inc. (a)	36,843	998,077
Glu Mobile, Inc. (a)(b)	137,155	463,584
GSE Systems, Inc. (a)	388	718
Guidance Software, Inc. (a)	26,710	162,931
Guidewire Software, Inc. (a)(b)	94,635	5,614,695
HubSpot, Inc. (a)	13,055	707,712
Imperva, Inc. (a)(b)	33,694	2,514,583
Infoblox, Inc. (a)(b)	66,164	995,107
Interactive Intelligence Group, Inc. (a)(b)	22,204	765,150
Intuit, Inc.	377,906	37,866,181
Jive Software, Inc. (a)	60,361	303,012
Majesco Entertainment Co. (a)	2,850	3,164
Manhattan Associates, Inc. (a)	94,877	7,267,578
Mentor Graphics Corp.	140,666	2,634,674
Microsoft Corp.	10,889,644	591,852,151
MicroStrategy, Inc. Class A (a)	12,438	2,156,376
Mitek Systems, Inc. (a)(b)	15,896	83,454
MobileIron, Inc. (a)(b)	34,473	149,613
Model N, Inc. (a)	14,428	167,942
Monotype Imaging Holdings, Inc.	56,070	1,481,930
NetSol Technologies, Inc. (a)	10,165	55,196
NetSuite, Inc. (a)(b)	50,640	4,324,656
Nuance Communications, Inc. (a)	363,825	7,614,857
Oracle Corp.	4,427,873	172,554,211
Parametric Technology Corp. (a)	160,536	5,785,717
Park City Group, Inc. (a)(b)	12,676	146,408
Paycom Software, Inc. (a)(b)	43,980	1,917,528
Paylocity Holding Corp. (a)(b)	27,303	1,199,694
Pegasystems, Inc.	51,980	1,535,489
Progress Software Corp. (a)	64,141	1,538,743
Proofpoint, Inc. (a)(b)	66,377	4,866,098
PROS Holdings, Inc. (a)(b)	29,264	719,602
QAD, Inc.:
Class A	10,065	233,609
Class B	4,298	86,691
Qlik Technologies, Inc. (a)	120,564	3,835,141
Qualys, Inc. (a)(b)	28,775	1,106,687
Rapid7, Inc. (a)(b)	8,527	146,068
RealPage, Inc. (a)	75,910	1,685,961
Red Hat, Inc. (a)	243,769	19,845,234
RingCentral, Inc. (a)	121,819	2,790,873
Rosetta Stone, Inc. (a)	15,141	110,075
Rovi Corp. (a)(b)	119,303	1,408,968
Salesforce.com, Inc. (a)	843,937	67,253,340
SeaChange International, Inc. (a)(b)	36,866	256,956
ServiceNow, Inc. (a)(b)	207,377	18,043,873
Silver Spring Networks, Inc. (a)(b)	47,301	630,522
Smith Micro Software, Inc. (a)(b)	41,455	33,164
SolarWinds, Inc. (a)	91,872	5,368,081
Solera Holdings, Inc.	89,600	4,815,104
Sonic Foundry, Inc. (a)	155	1,004
Splunk, Inc. (a)	167,513	9,967,024
SS&C Technologies Holdings, Inc.	117,752	8,466,369
Symantec Corp.	914,834	17,912,450
Synchronoss Technologies, Inc. (a)(b)	53,239	2,096,019
Synopsys, Inc. (a)	211,747	10,604,290
Tableau Software, Inc. (a)	69,266	6,720,880
Take-Two Interactive Software, Inc. (a)(b)	106,405	3,763,545
Tangoe, Inc. (a)(b)	45,871	394,491
TeleCommunication Systems, Inc. Class A (a)	49,377	242,935
TeleNav, Inc. (a)	29,532	209,973
The Rubicon Project, Inc. (a)(b)	36,843	543,434
TiVo, Inc. (a)	121,206	1,089,642
Tubemogul, Inc. (a)(b)	19,314	239,107
Tyler Technologies, Inc. (a)	46,651	8,324,404
Ultimate Software Group, Inc. (a)	37,872	7,479,720
Varonis Systems, Inc. (a)(b)	17,327	309,287
Vasco Data Security International, Inc. (a)(b)	33,825	631,851
Verint Systems, Inc. (a)	81,394	3,813,309
VirnetX Holding Corp. (a)(b)	50,110	130,286
VMware, Inc. Class A (a)(b)	107,461	6,599,180
Voltari Corp. (a)(b)	4,240	28,832
Vringo, Inc. (a)	9,861	33,133
Wave Systems Corp. Class A (a)	27,069	3,248
Workday, Inc. Class A (a)(b)	148,471	12,428,507
Workiva, Inc. (b)	22,270	417,563
Xura, Inc. (a)	36,598	946,790
Zendesk, Inc. (a)(b)	72,382	1,853,703
Zix Corp. (a)(b)	43,773	245,567
Zynga, Inc. (a)	1,220,225	3,148,181
		1,332,023,013
Technology Hardware, Storage & Peripherals - 3.7%
3D Systems Corp. (a)(b)	135,851	1,238,961
Apple, Inc.	7,766,316	918,755,129
Astro-Med, Inc.	4,606	62,411
Avid Technology, Inc. (a)	38,570	292,746
Concurrent Computer Corp.	6,675	33,175
Cray, Inc. (a)(b)	56,559	1,960,901
Crossroads Systems, Inc. (a)(b)	13,606	15,375
Dataram Corp. (a)	556	567
Diebold, Inc.	89,599	3,106,397
Eastman Kodak Co. (a)(b)	52,885	689,620
Electronics for Imaging, Inc. (a)	67,250	3,300,630
EMC Corp.	2,611,173	66,167,124
Hewlett Packard Enterprise Co.	2,457,867	36,523,904
HP, Inc.	2,450,945	30,734,850
Hutchinson Technology, Inc. (a)	41,790	154,205
Imation Corp. (a)	42,037	81,972
Immersion Corp. (a)	59,681	800,322
Intevac, Inc. (a)	17,689	87,914
Lexmark International, Inc. Class A	80,451	2,762,687
NCR Corp. (a)	225,662	6,117,697
NetApp, Inc.	410,268	12,578,817
Nimble Storage, Inc. (a)(b)	92,912	972,789
QLogic Corp. (a)	118,403	1,527,399
Quantum Corp. (a)(b)	334,686	294,825
SanDisk Corp.	276,736	20,442,488
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	408,945	14,697,483
Silicon Graphics International Corp. (a)(b)	44,110	258,485
Super Micro Computer, Inc. (a)(b)	48,860	1,200,002
Transact Technologies, Inc.	3,411	30,187
U.S.A. Technologies, Inc. (a)(b)	38,549	125,284
Violin Memory, Inc. (a)(b)	107,011	140,184
Western Digital Corp.	312,115	19,479,097
Xplore Technologies Corp. (a)	2,067	10,831
		1,144,644,458

TOTAL INFORMATION TECHNOLOGY		6,217,026,661

MATERIALS - 3.2%
Chemicals - 2.2%
A. Schulman, Inc.	37,252	1,289,292
AgroFresh Solutions, Inc. (a)(b)	26,036	167,932
Air Products & Chemicals, Inc.	262,767	35,970,175
Airgas, Inc.	91,745	12,679,159
Albemarle Corp. U.S.	148,323	7,944,180
American Vanguard Corp.	32,955	519,371
Ashland, Inc.	89,617	10,095,355
Axalta Coating Systems	187,231	5,433,444
Axiall Corp.	95,126	1,982,426
Balchem Corp.	47,283	3,238,413
BioAmber, Inc. (a)(b)	17,794	149,292
Cabot Corp.	93,185	4,057,275
Calgon Carbon Corp.	83,129	1,405,711
Celanese Corp. Class A	206,504	14,610,158
CF Industries Holdings, Inc.	315,502	14,557,262
Chase Corp.	7,216	320,390
Chemtura Corp. (a)(b)	110,727	3,401,533
Codexis, Inc. (a)	27,884	106,517
Core Molding Technologies, Inc. (a)	5,919	84,346
Cytec Industries, Inc.	95,278	7,133,464
E.I. du Pont de Nemours & Co.	1,229,805	82,815,069
Eastman Chemical Co.	199,004	14,457,641
Ecolab, Inc.	359,687	42,860,303
Ferro Corp. (a)	111,135	1,334,731
Flotek Industries, Inc. (a)(b)	75,072	857,322
FMC Corp.	180,812	7,769,492
FutureFuel Corp.	31,043	444,536
H.B. Fuller Co.	67,806	2,699,357
Hawkins, Inc.	12,319	505,079
Huntsman Corp.	272,597	3,412,914
Innophos Holdings, Inc.	26,761	795,337
Innospec, Inc.	50,796	2,966,486
International Flavors & Fragrances, Inc.	113,256	13,591,853
Intrepid Potash, Inc. (a)	76,176	273,472
KMG Chemicals, Inc.	10,303	203,278
Koppers Holdings, Inc.	30,390	693,804
Kraton Performance Polymers, Inc. (a)	41,276	918,391
Kronos Worldwide, Inc.	34,238	221,520
LSB Industries, Inc. (a)(b)	24,837	176,591
LyondellBasell Industries NV Class A	506,441	48,527,177
Marrone Bio Innovations, Inc. (a)(b)	15,737	29,271
Metabolix, Inc. (a)(b)	6,939	14,364
Minerals Technologies, Inc.	52,154	3,209,557
Monsanto Co.	597,844	56,890,835
NewMarket Corp.	14,138	5,841,115
Olin Corp.	222,200	4,837,294
OMNOVA Solutions, Inc. (a)	52,644	395,883
Platform Specialty Products Corp. (a)(b)	195,009	2,449,313
PolyOne Corp.	133,312	4,796,566
PPG Industries, Inc.	369,823	39,105,084
Praxair, Inc.	386,931	43,645,817
Quaker Chemical Corp.	17,331	1,477,121
Rayonier Advanced Materials, Inc. (b)	58,598	656,884
Rentech, Inc. (a)(b)	27,522	78,713
RPM International, Inc.	198,631	9,331,684
Senomyx, Inc. (a)(b)	66,138	306,219
Sensient Technologies Corp.	66,412	4,438,978
Sherwin-Williams Co.	107,525	29,684,427
Stepan Co.	25,296	1,316,910
The Chemours Co. LLC	253,010	1,581,313
The Dow Chemical Co.	1,572,713	81,985,529
The Mosaic Co.	456,105	14,431,162
The Scotts Miracle-Gro Co. Class A	62,435	4,357,339
Trecora Resources (a)	28,770	416,014
Tredegar Corp.	35,793	564,098
Trinseo SA (a)(b)	14,093	402,496
Tronox Ltd. Class A (b)	94,701	551,160
Valhi, Inc. (b)	35,553	65,062
Valspar Corp. (b)	98,947	8,360,032
W.R. Grace & Co. (a)	96,180	9,446,800
Westlake Chemical Corp.	54,245	3,257,412
		684,594,500
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	4,823,925
Headwaters, Inc. (a)	105,333	2,019,234
Martin Marietta Materials, Inc.	90,345	14,220,303
Summit Materials, Inc.	56,609	1,288,987
U.S. Concrete, Inc. (a)(b)	16,515	969,926
United States Lime & Minerals, Inc.	1,189	61,602
Vulcan Materials Co.	175,347	18,002,876
		41,386,853
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	593,673
Aptargroup, Inc.	88,846	6,617,250
Avery Dennison Corp.	116,845	7,707,096
Ball Corp.	187,770	13,034,993
Bemis Co., Inc.	135,781	6,398,001
Berry Plastics Group, Inc. (a)	159,796	5,810,183
Crown Holdings, Inc. (a)	190,020	9,863,938
Graphic Packaging Holding Co.	419,942	5,740,607
Greif, Inc. Class A	51,085	1,811,985
Myers Industries, Inc.	29,894	463,357
Owens-Illinois, Inc. (a)	226,285	4,365,038
Packaging Corp. of America	131,470	8,938,645
Sealed Air Corp.	273,088	12,387,272
Silgan Holdings, Inc.	68,205	3,705,578
Sonoco Products Co.	132,134	5,790,112
UFP Technologies, Inc. (a)	2,454	59,902
WestRock Co.	354,722	17,959,575
		111,247,205
Metals & Mining - 0.3%
A.M. Castle & Co. (a)(b)	36,860	86,990
AK Steel Holding Corp. (a)(b)	237,608	565,507
Alcoa, Inc.	1,770,980	16,576,373
Allegheny Technologies, Inc. (b)	142,232	1,802,079
Ampco-Pittsburgh Corp.	10,414	120,907
Carpenter Technology Corp.	70,077	2,518,567
Century Aluminum Co. (a)(b)	60,542	225,822
Cliffs Natural Resources, Inc. (b)	197,662	442,763
Coeur d'Alene Mines Corp. (a)	178,852	457,861
Commercial Metals Co.	150,267	2,222,449
Compass Minerals International, Inc.	48,467	4,078,013
Comstock Mining, Inc. (a)	56,723	26,087
Freeport-McMoRan, Inc.	1,543,289	12,624,104
Friedman Industries	2,001	11,886
General Moly, Inc. (a)(b)	60,513	16,284
Globe Specialty Metals, Inc.	102,887	1,046,361
Gold Resource Corp. (b)	67,805	151,205
Golden Minerals Co. (a)(b)	71,014	15,481
Handy & Harman Ltd. (a)	5,646	130,027
Haynes International, Inc.	18,364	718,032
Hecla Mining Co.	492,109	949,770
Horsehead Holding Corp. (a)(b)	81,215	199,789
Kaiser Aluminum Corp.	23,771	2,037,650
Materion Corp.	26,862	779,535
McEwen Mining, Inc. (b)	267,762	238,308
Mines Management, Inc. (a)(b)	24,109	5,579
Newmont Mining Corp.	717,546	13,210,022
Nucor Corp.	435,280	18,042,356
Olympic Steel, Inc.	12,703	143,036
Paramount Gold Nevada Corp. (a)(b)	7,958	8,515
Real Industries, Inc. (a)(b)	30,069	309,109
Reliance Steel & Aluminum Co.	109,200	6,422,052
Royal Gold, Inc.	91,840	3,301,648
Ryerson Holding Corp. (a)(b)	16,025	79,484
Schnitzer Steel Industries, Inc. Class A	32,409	535,073
Solitario Exploration & Royalty Corp. (a)	18,115	9,058
Steel Dynamics, Inc.	326,759	5,682,339
Stillwater Mining Co. (a)(b)	196,719	1,841,290
SunCoke Energy, Inc.	82,551	312,043
Synalloy Corp.	8,615	70,643
Timberline Resources Corp. (a)(b)	1,583	602
TimkenSteel Corp. (b)	51,850	529,389
U.S. Antimony Corp. (a)(b)	24,962	8,487
United States Steel Corp. (b)	189,689	1,530,790
Universal Stainless & Alloy Products, Inc. (a)	6,659	71,917
Worthington Industries, Inc.	71,924	2,213,101
		102,368,383
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	50,323	1,575,110
Clearwater Paper Corp. (a)	24,633	1,202,337
Deltic Timber Corp.	17,765	1,164,673
Domtar Corp.	88,151	3,622,125
International Paper Co.	563,464	23,569,699
Kapstone Paper & Packaging Corp.	133,397	3,237,545
Louisiana-Pacific Corp. (a)(b)	182,513	3,358,239
Mercer International, Inc. (SBI)	60,804	647,563
Neenah Paper, Inc.	22,009	1,462,938
P.H. Glatfelter Co.	59,579	1,059,910
Resolute Forest Products (a)	135,020	1,039,654
Schweitzer-Mauduit International, Inc.	39,736	1,661,760
Wausau-Mosinee Paper Corp.	73,993	757,688
		44,359,241

TOTAL MATERIALS		983,956,182

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
8x8, Inc. (a)(b)	108,218	1,276,972
Alaska Communication Systems Group, Inc. (a)	135,810	260,755
AT&T, Inc.	8,363,378	281,594,937
Atlantic Tele-Network, Inc.	16,949	1,333,378
CenturyLink, Inc.	768,501	20,695,732
Cincinnati Bell, Inc. (a)	238,118	897,705
Cogent Communications Group, Inc.	64,769	2,173,648
Consolidated Communications Holdings, Inc. (b)	61,850	1,347,712
Elephant Talk Communication, Inc. (a)	63,184	20,851
FairPoint Communications, Inc. (a)(b)	43,838	802,674
Frontier Communications Corp.	1,580,517	7,886,780
General Communications, Inc. Class A (a)	33,964	705,432
Globalstar, Inc. (a)(b)	350,014	763,031
Hawaiian Telcom Holdco, Inc. (a)	11,736	278,495
IDT Corp. Class B	44,765	559,115
inContact, Inc. (a)(b)	91,764	905,711
Inteliquent, Inc.	40,660	781,079
Intelsat SA (a)(b)	32,748	152,278
Iridium Communications, Inc. (a)(b)	122,967	1,004,640
Level 3 Communications, Inc. (a)	401,204	20,393,199
Lumos Networks Corp.	23,791	280,496
ORBCOMM, Inc. (a)(b)	83,718	536,632
PDVWireless, Inc. (b)(c)	18,833	498,133
Premiere Global Services, Inc. (a)	64,433	893,686
Straight Path Communications, Inc. Class B (a)(b)	22,382	268,584
Towerstream Corp. (a)(b)	47,502	19,476
Verizon Communications, Inc.	5,538,250	251,713,463
Vonage Holdings Corp. (a)	257,043	1,657,927
Windstream Holdings, Inc. (b)	126,904	790,612
Zayo Group Holdings, Inc. (a)	56,193	1,365,490
		601,858,623
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(b)	32,822	217,282
Leap Wireless International, Inc. rights (a)	51,525	132,935
NII Holdings, Inc. (a)	134,717	930,894
NTELOS Holdings Corp. (a)	21,397	196,210
SBA Communications Corp. Class A (a)	172,343	18,123,590
Shenandoah Telecommunications Co.	30,093	1,452,890
Spok Holdings, Inc.	43,148	796,944
Sprint Corp. (a)(b)	1,062,325	3,877,486
T-Mobile U.S., Inc. (a)	371,689	13,194,960
Telephone & Data Systems, Inc.	127,836	3,616,480
U.S. Cellular Corp. (a)	27,310	1,138,554
		43,678,225

TOTAL TELECOMMUNICATION SERVICES		645,536,848

UTILITIES - 2.9%
Electric Utilities - 1.5%
Allete, Inc.	66,792	3,403,052
American Electric Power Co., Inc.	658,525	36,883,985
Cleco Corp.	79,786	3,998,076
Duke Energy Corp.	934,383	63,313,792
Edison International	439,557	26,092,104
El Paso Electric Co.	60,545	2,340,064
Empire District Electric Co.	99,444	2,264,340
Entergy Corp.	244,993	16,323,884
Eversource Energy	438,436	22,338,314
Exelon Corp.	1,250,462	34,150,117
FirstEnergy Corp.	574,199	18,024,107
Genie Energy Ltd. Class B	24,074	275,166
Great Plains Energy, Inc.	198,778	5,365,018
Hawaiian Electric Industries, Inc.	152,910	4,370,168
IDACORP, Inc.	76,754	5,222,342
ITC Holdings Corp.	206,852	7,628,702
MGE Energy, Inc.	57,161	2,484,789
NextEra Energy, Inc.	623,699	62,282,582
OGE Energy Corp.	285,946	7,466,050
Otter Tail Corp.	55,411	1,475,595
Pepco Holdings, Inc.	344,489	8,843,033
Pinnacle West Capital Corp.	173,049	10,964,385
PNM Resources, Inc.	111,489	3,233,181
Portland General Electric Co.	117,998	4,356,486
PPL Corp.	899,583	30,621,805
Southern Co.	1,217,417	54,223,753
UIL Holdings Corp.	83,925	4,267,586
Unitil Corp.	19,695	691,885
Westar Energy, Inc.	214,666	9,161,945
Xcel Energy, Inc.	658,890	23,496,017
		475,562,323
Gas Utilities - 0.2%
AGL Resources, Inc.	168,776	10,560,314
Atmos Energy Corp.	139,029	8,662,897
Chesapeake Utilities Corp.	20,319	1,082,800
Delta Natural Gas Co., Inc.	3,078	63,961
Gas Natural, Inc.	8,386	73,294
Laclede Group, Inc. (b)	56,728	3,310,646
National Fuel Gas Co.	112,990	5,165,903
New Jersey Resources Corp.	119,581	3,593,409
Northwest Natural Gas Co.	34,699	1,693,311
ONE Gas, Inc.	75,398	3,675,653
Piedmont Natural Gas Co., Inc.	105,766	6,150,293
Questar Corp.	223,693	4,238,982
South Jersey Industries, Inc.	102,766	2,359,507
Southwest Gas Corp.	71,765	4,024,581
UGI Corp.	238,124	8,255,759
WGL Holdings, Inc.	66,091	4,075,171
		66,986,481
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	12,361
Black Hills Corp. (b)	65,476	2,810,230
Calpine Corp. (a)	465,026	6,873,084
Dynegy, Inc. (a)(b)	157,850	2,544,542
NRG Energy, Inc.	440,862	5,449,054
NRG Yield, Inc.:
Class A	44,523	605,068
Class C	77,749	1,099,371
Ormat Technologies, Inc.	50,068	1,839,999
Pattern Energy Group, Inc. (b)	75,196	1,346,760
Talen Energy Corp. (a)	106,771	831,746
TerraForm Global, Inc.(a)(b)	98,063	395,194
Terraform Power, Inc.	102,309	705,932
The AES Corp.	910,005	9,090,950
U.S. Geothermal, Inc. (a)	163,207	96,293
Vivint Solar, Inc. (a)(b)	34,907	282,398
		33,982,982
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,829,271
Ameren Corp.	325,246	14,232,765
Avista Corp.	90,947	3,147,676
CenterPoint Energy, Inc.	597,986	10,135,863
CMS Energy Corp.	356,232	12,475,245
Consolidated Edison, Inc.	387,052	24,055,282
Dominion Resources, Inc.	806,155	54,310,662
DTE Energy Co.	240,014	19,318,727
MDU Resources Group, Inc.	267,810	4,665,250
NiSource, Inc.	434,782	8,343,467
NorthWestern Energy Corp.	61,570	3,357,412
PG&E Corp.	658,598	34,727,873
Public Service Enterprise Group, Inc.	685,324	26,796,168
SCANA Corp.	191,482	11,324,245
Sempra Energy	318,493	31,604,060
TECO Energy, Inc.	317,642	8,360,337
Vectren Corp.	130,243	5,544,445
WEC Energy Group, Inc.	441,476	21,773,596
		303,002,344
Water Utilities - 0.1%
American States Water Co.	52,884	2,212,138
American Water Works Co., Inc.	245,033	14,153,106
Aqua America, Inc.	258,851	7,597,277
Artesian Resources Corp. Class A	8,755	229,469
Cadiz, Inc. (a)(b)	14,651	54,648
California Water Service Group	63,187	1,423,603
Connecticut Water Service, Inc.	9,021	327,553
Middlesex Water Co.	9,331	239,154
Pure Cycle Corp. (a)(b)	17,116	86,778
SJW Corp.	21,492	652,712
York Water Co.	40,150	957,979
		27,934,417

TOTAL UTILITIES		907,468,547

TOTAL COMMON STOCKS
(Cost $21,544,726,779)		30,868,407,256
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18(b)
(Cost $20,495)	20,495	6,690

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.25% 2/4/16 to 3/31/16 (d)
(Cost $14,991,977)	15,000,000	14,992,231
	Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.18% (e)	144,054,229	$144,054,229
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	1,636,594,420	1,636,594,420
TOTAL MONEY MARKET FUNDS
(Cost $1,780,648,649)		1,780,648,649
TOTAL INVESTMENT PORTFOLIO - 105.3%
(Cost $23,340,387,900)		32,664,054,826
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(1,647,291,482)
NET ASSETS - 100%		$31,016,763,344

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
811 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	84,335,890	$5,328,277
59 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	8,614,590	483,670
61 CME S&P 500 Index Contracts (United States)	Dec. 2015	31,716,950	1,440,994
142 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	16,981,780	1,215,116
TOTAL FUTURES CONTRACTS			$8,468,057

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $498,133 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,288,678.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$304,531
Fidelity Securities Lending Cash Central Fund	10,078,155
Total	$10,382,686

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,178,304,586	$4,178,304,586	$--	$--
Consumer Staples	2,588,743,599	2,588,743,599	--	--
Energy	1,987,613,467	1,987,613,467	--	--
Financials	5,662,359,343	5,662,358,846	497	--
Health Care	4,404,577,340	4,404,573,592	--	3,748
Industrials	3,292,820,683	3,292,820,683	--	--
Information Technology	6,217,026,661	6,217,026,661	--	--
Materials	983,956,182	983,956,182	--	--
Telecommunication Services	645,536,848	645,403,913	--	132,935
Utilities	907,468,547	907,468,547	--	--
Corporate Bonds	6,690	--	6,690	--
U.S. Government and Government Agency Obligations	14,992,231	--	14,992,231	--
Money Market Funds	1,780,648,649	1,780,648,649	--	--
Total Investments in Securities:	$32,664,054,826	$32,648,918,725	$14,999,418	$136,683
Derivative Instruments:
Assets
Futures Contracts	$8,468,057	$8,468,057	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $23,469,210,319. Net unrealized appreciation aggregated $9,194,844,507, of which $10,983,169,192 related to appreciated investment securities and $1,788,324,685 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® 500 Index Fund

November 30, 2015

UEI-QTLY-0116
1.810737.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
BorgWarner, Inc.	1,121,581	$47,880
Delphi Automotive PLC	1,409,188	123,839
Johnson Controls, Inc.	3,241,462	149,107
The Goodyear Tire & Rubber Co.	1,335,098	46,568
		367,394
Automobiles - 0.6%
Ford Motor Co.	19,312,840	276,753
General Motors Co.	7,143,534	258,596
Harley-Davidson, Inc. (a)	950,830	46,515
		581,864
Distributors - 0.1%
Genuine Parts Co.	751,291	68,090
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,168,514	42,873
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	2,294,041	115,918
Chipotle Mexican Grill, Inc. (b)	154,335	89,445
Darden Restaurants, Inc. (a)	564,977	31,735
Marriott International, Inc. Class A (a)	988,274	70,079
McDonald's Corp.	4,667,460	532,837
Royal Caribbean Cruises Ltd.	850,206	78,738
Starbucks Corp.	7,355,460	451,552
Starwood Hotels & Resorts Worldwide, Inc.	844,371	60,660
Wyndham Worldwide Corp.	585,339	44,439
Wynn Resorts Ltd. (a)	402,560	25,269
Yum! Brands, Inc.	2,136,988	154,953
		1,655,625
Household Durables - 0.4%
D.R. Horton, Inc.	1,617,746	52,269
Garmin Ltd. (a)	586,674	22,206
Harman International Industries, Inc.	352,717	36,386
Leggett & Platt, Inc.	678,103	31,600
Lennar Corp. Class A (a)	862,006	44,143
Mohawk Industries, Inc. (b)	315,018	60,080
Newell Rubbermaid, Inc.	1,327,174	59,272
PulteGroup, Inc.	1,591,017	30,993
Whirlpool Corp.	388,627	63,160
		400,109
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (b)	1,900,675	1,263,569
Expedia, Inc.	495,820	61,040
Netflix, Inc. (b)	2,111,214	260,376
Priceline Group, Inc. (b)	251,272	313,801
TripAdvisor, Inc. (a)(b)	559,588	46,093
		1,944,879
Leisure Products - 0.1%
Hasbro, Inc. (a)	557,100	40,718
Mattel, Inc. (a)	1,678,112	41,718
		82,436
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A	1,101,866	33,607
CBS Corp. Class B	2,202,415	111,178
Comcast Corp.:
Class A	10,480,536	637,845
Class A (special) (non-vtg.) (a)	1,721,451	105,077
Discovery Communications, Inc.:
Class A (a)(b)	739,917	23,041
Class C (non-vtg.) (a)(b)	1,277,749	37,796
Interpublic Group of Companies, Inc.	2,033,882	46,779
News Corp.:
Class A	1,888,171	27,095
Class B (a)	534,242	7,725
Omnicom Group, Inc. (a)	1,204,011	89,000
Scripps Networks Interactive, Inc. Class A	466,845	26,517
Tegna, Inc.	1,122,360	31,707
The Walt Disney Co. (a)	7,695,574	873,217
Time Warner Cable, Inc.	1,402,375	259,117
Time Warner, Inc.	4,041,889	282,851
Twenty-First Century Fox, Inc.:
Class A	6,050,785	178,559
Class B	2,136,964	64,002
Viacom, Inc. Class B (non-vtg.)	1,721,957	85,736
		2,920,849
Multiline Retail - 0.6%
Dollar General Corp.	1,460,288	95,517
Dollar Tree, Inc. (b)	1,163,225	87,777
Kohl's Corp.	980,641	46,218
Macy's, Inc.	1,558,121	60,891
Nordstrom, Inc.	690,315	38,872
Target Corp.	3,114,398	225,794
		555,069
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	362,853	59,047
AutoNation, Inc. (a)(b)	387,915	24,796
AutoZone, Inc. (a)(b)	152,995	119,913
Bed Bath & Beyond, Inc. (a)(b)	840,489	45,823
Best Buy Co., Inc.	1,521,001	48,337
CarMax, Inc. (a)(b)	1,031,024	59,078
GameStop Corp. Class A (a)	528,887	18,527
Gap, Inc. (a)	1,178,957	31,514
Home Depot, Inc.	6,363,810	851,987
L Brands, Inc.	1,273,295	121,485
Lowe's Companies, Inc.	4,585,307	351,235
O'Reilly Automotive, Inc. (a)(b)	492,626	129,989
Ross Stores, Inc.	2,050,678	106,656
Signet Jewelers Ltd.	394,445	51,826
Staples, Inc.	3,189,410	38,496
Tiffany & Co., Inc. (a)	555,966	44,299
TJX Companies, Inc.	3,342,074	235,950
Tractor Supply Co.	673,096	60,141
Urban Outfitters, Inc. (a)(b)	469,898	10,526
		2,409,625
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	1,370,920	43,554
Fossil Group, Inc. (a)(b)	205,204	7,894
Hanesbrands, Inc.	1,994,611	61,175
Michael Kors Holdings Ltd. (b)	958,569	41,238
NIKE, Inc. Class B	3,359,534	444,399
PVH Corp.	409,070	37,344
Ralph Lauren Corp. (a)	296,196	36,791
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	891,863	76,896
VF Corp.	1,687,530	109,183
		858,474

TOTAL CONSUMER DISCRETIONARY		11,887,287

CONSUMER STAPLES - 9.5%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	525,853	53,921
Coca-Cola Enterprises, Inc.	1,044,489	52,538
Constellation Brands, Inc. Class A (sub. vtg.)	852,340	119,549
Dr. Pepper Snapple Group, Inc.	946,000	84,904
Molson Coors Brewing Co. Class B	783,231	72,081
Monster Beverage Corp.	753,626	116,518
PepsiCo, Inc.	7,280,095	729,174
The Coca-Cola Co.	19,402,133	826,919
		2,055,604
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,178,032	351,578
CVS Health Corp.	5,523,215	519,679
Kroger Co.	4,814,222	181,304
Sysco Corp.	2,601,808	106,934
Wal-Mart Stores, Inc.	7,820,658	460,168
Walgreens Boots Alliance, Inc.	4,330,545	363,896
Whole Foods Market, Inc.	1,773,486	51,697
		2,035,256
Food Products - 1.6%
Archer Daniels Midland Co.	3,017,809	110,120
Campbell Soup Co.	892,558	46,627
ConAgra Foods, Inc.	2,139,609	87,574
General Mills, Inc. (a)	2,967,249	171,388
Hormel Foods Corp. (a)	667,949	50,043
Kellogg Co.	1,261,649	86,764
Keurig Green Mountain, Inc. (a)	595,520	31,205
McCormick & Co., Inc. (non-vtg.) (a)	574,702	49,378
Mead Johnson Nutrition Co. Class A (a)	1,004,741	80,972
Mondelez International, Inc.	7,985,381	348,642
The Hershey Co.	723,870	62,477
The J.M. Smucker Co.	593,039	71,870
The Kraft Heinz Co.	2,945,199	217,032
Tyson Foods, Inc. Class A	1,508,356	75,418
		1,489,510
Household Products - 1.7%
Clorox Co.	637,538	79,246
Colgate-Palmolive Co.	4,460,910	292,993
Kimberly-Clark Corp.	1,805,288	215,100
Procter & Gamble Co.	13,443,024	1,006,076
		1,593,415
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,119,332	94,158
Tobacco - 1.6%
Altria Group, Inc.	9,716,892	559,693
Philip Morris International, Inc.	7,677,519	670,938
Reynolds American, Inc.	4,107,793	189,985
		1,420,616

TOTAL CONSUMER STAPLES		8,688,559

ENERGY - 7.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	2,160,163	116,800
Cameron International Corp. (b)	949,112	64,815
Diamond Offshore Drilling, Inc. (a)	319,477	7,230
Ensco PLC Class A	1,168,339	20,002
FMC Technologies, Inc. (b)	1,137,236	38,689
Halliburton Co.	4,236,000	168,805
Helmerich & Payne, Inc. (a)	533,997	31,105
National Oilwell Varco, Inc.	1,902,096	71,024
Schlumberger Ltd.	6,271,363	483,836
Transocean Ltd. (United States) (a)	1,693,613	24,320
		1,026,626
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	2,517,626	150,806
Apache Corp.	1,873,244	92,126
Cabot Oil & Gas Corp.	2,050,766	38,616
Chesapeake Energy Corp. (a)	2,562,809	13,506
Chevron Corp.	9,325,578	851,612
Cimarex Energy Co.	468,109	55,714
Columbia Pipeline Group, Inc.	1,574,049	30,175
ConocoPhillips Co.	6,112,827	330,398
CONSOL Energy, Inc. (a)	1,134,907	8,943
Devon Energy Corp.	1,914,640	88,093
EOG Resources, Inc.	2,721,605	227,064
EQT Corp.	755,290	43,218
Exxon Mobil Corp.	20,663,124	1,687,351
Hess Corp. (a)	1,194,995	70,505
Kinder Morgan, Inc.	8,907,570	209,951
Marathon Oil Corp.	3,356,021	58,764
Marathon Petroleum Corp.	2,657,108	155,202
Murphy Oil Corp. (a)	804,763	23,000
Newfield Exploration Co. (b)	807,632	30,900
Noble Energy, Inc.	2,106,560	77,248
Occidental Petroleum Corp.	3,786,020	286,185
ONEOK, Inc.	1,036,598	30,559
Phillips 66 Co.	2,372,955	217,197
Pioneer Natural Resources Co.	739,947	107,107
Range Resources Corp. (a)	839,332	23,988
Southwestern Energy Co. (a)(b)	1,905,232	17,166
Spectra Energy Corp.	3,327,168	87,172
Tesoro Corp.	610,050	70,259
The Williams Companies, Inc.	3,381,057	123,611
Valero Energy Corp.	2,463,608	177,035
		5,383,471

TOTAL ENERGY		6,410,097

FINANCIALS - 16.4%
Banks - 6.0%
Bank of America Corp.	51,880,439	904,276
BB&T Corp.	3,863,608	149,213
Citigroup, Inc.	14,916,312	806,823
Comerica, Inc.	881,789	40,871
Fifth Third Bancorp	3,980,779	82,283
Huntington Bancshares, Inc.	3,979,866	46,525
JPMorgan Chase & Co.	18,327,030	1,222,046
KeyCorp	4,167,174	54,632
M&T Bank Corp. (a)	792,647	99,342
Peoples United Financial, Inc. (a)	1,536,276	25,733
PNC Financial Services Group, Inc.	2,545,320	243,104
Regions Financial Corp.	6,566,028	66,580
SunTrust Banks, Inc.	2,567,349	111,474
U.S. Bancorp	8,203,618	360,057
Wells Fargo & Co.	23,150,499	1,275,592
Zions Bancorporation	1,011,835	30,315
		5,518,866
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (b)	269,023	47,679
Ameriprise Financial, Inc.	883,234	99,761
Bank of New York Mellon Corp.	5,483,728	240,407
BlackRock, Inc. Class A	634,901	230,926
Charles Schwab Corp.	5,933,221	200,009
E*TRADE Financial Corp. (b)	1,438,055	43,760
Franklin Resources, Inc.	1,916,450	80,338
Goldman Sachs Group, Inc.	1,995,073	379,104
Invesco Ltd.	2,124,664	71,580
Legg Mason, Inc.	543,694	24,129
Morgan Stanley	7,550,918	258,996
Northern Trust Corp.	1,084,744	81,291
State Street Corp.	2,022,542	146,796
T. Rowe Price Group, Inc.	1,269,751	96,692
		2,001,468
Consumer Finance - 0.9%
American Express Co.	4,217,870	302,168
Capital One Financial Corp.	2,688,191	211,050
Discover Financial Services	2,157,312	122,449
Navient Corp.	1,853,647	22,077
Synchrony Financial (b)	4,130,633	131,478
		789,222
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (b)	9,284,268	1,244,927
CME Group, Inc.	1,673,866	163,453
IntercontinentalExchange, Inc.	547,566	142,280
Leucadia National Corp.	1,671,480	29,552
McGraw Hill Financial, Inc.	1,350,466	130,279
Moody's Corp.	863,610	89,055
The NASDAQ OMX Group, Inc.	586,033	34,353
		1,833,899
Insurance - 2.7%
ACE Ltd. (a)	1,604,725	184,303
AFLAC, Inc.	2,134,450	139,252
Allstate Corp.	1,984,269	124,533
American International Group, Inc.	6,412,297	407,694
Aon PLC	1,387,850	131,485
Assurant, Inc.	331,138	28,319
Cincinnati Financial Corp.	731,897	44,726
Hartford Financial Services Group, Inc.	2,055,906	93,832
Lincoln National Corp.	1,243,679	68,390
Loews Corp.	1,421,507	53,861
Marsh & McLennan Companies, Inc.	2,626,560	145,249
MetLife, Inc.	5,535,085	282,787
Principal Financial Group, Inc.	1,358,460	69,906
Progressive Corp.	2,903,784	89,495
Prudential Financial, Inc.	2,235,084	193,447
The Chubb Corp.	1,124,862	146,828
The Travelers Companies, Inc.	1,542,288	176,700
Torchmark Corp.	576,646	34,956
Unum Group	1,222,512	44,842
XL Group PLC Class A	1,498,220	57,202
		2,517,807
Real Estate Investment Trusts - 2.5%
American Tower Corp.	2,097,702	208,470
Apartment Investment & Management Co. Class A	774,510	29,517
AvalonBay Communities, Inc.	658,641	119,734
Boston Properties, Inc.	761,089	95,129
Crown Castle International Corp.	1,654,067	142,101
Equinix, Inc.	289,924	85,962
Equity Residential (SBI)	1,804,332	144,022
Essex Property Trust, Inc.	325,817	75,195
Four Corners Property Trust, Inc. (b)	2	0
General Growth Properties, Inc.	2,896,855	73,783
HCP, Inc.	2,292,508	81,453
Host Hotels & Resorts, Inc.	3,722,446	61,793
Iron Mountain, Inc.	950,786	26,413
Kimco Realty Corp.	2,047,431	53,417
Plum Creek Timber Co., Inc.	865,928	43,998
Prologis, Inc.	2,597,492	111,043
Public Storage	728,618	174,912
Realty Income Corp.	1,236,907	61,375
Simon Property Group, Inc.	1,533,386	285,578
SL Green Realty Corp.	493,670	58,293
The Macerich Co.	666,922	52,120
Ventas, Inc.	1,647,827	87,895
Vornado Realty Trust	878,112	84,966
Welltower, Inc.	1,743,886	110,196
Weyerhaeuser Co. (a)	2,548,263	81,978
		2,349,343
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,436,532	53,827

TOTAL FINANCIALS		15,064,432

HEALTH CARE - 14.5%
Biotechnology - 3.5%
AbbVie, Inc.	8,203,284	477,021
Alexion Pharmaceuticals, Inc. (b)	1,120,788	199,993
Amgen, Inc.	3,757,767	605,376
Baxalta, Inc.	2,683,960	92,275
Biogen, Inc. (b)	1,104,672	316,886
Celgene Corp. (a)(b)	3,917,789	428,802
Gilead Sciences, Inc.	7,273,222	770,671
Regeneron Pharmaceuticals, Inc. (b)	383,186	208,645
Vertex Pharmaceuticals, Inc. (b)	1,212,477	156,846
		3,256,515
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	7,386,388	331,797
Baxter International, Inc.	2,703,604	101,791
Becton, Dickinson & Co.	1,041,986	156,558
Boston Scientific Corp. (b)	6,660,436	121,753
C.R. Bard, Inc.	367,719	68,697
DENTSPLY International, Inc.	692,866	42,029
Edwards Lifesciences Corp. (b)	532,832	86,852
Intuitive Surgical, Inc. (b)	183,460	95,403
Medtronic PLC	7,008,495	528,020
St. Jude Medical, Inc.	1,396,283	88,105
Stryker Corp.	1,567,577	151,208
Varian Medical Systems, Inc. (a)(b)	489,226	39,520
Zimmer Biomet Holdings, Inc.	846,590	85,514
		1,897,247
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,727,596	177,510
AmerisourceBergen Corp.	1,017,889	100,405
Anthem, Inc.	1,296,384	169,023
Cardinal Health, Inc.	1,622,339	140,900
Cigna Corp.	1,276,103	172,248
DaVita HealthCare Partners, Inc. (b)	843,708	61,624
Express Scripts Holding Co. (b)	3,348,815	286,257
HCA Holdings, Inc. (b)	1,584,373	107,832
Henry Schein, Inc. (b)	413,302	64,673
Humana, Inc.	734,177	123,826
Laboratory Corp. of America Holdings (b)	498,558	60,595
McKesson Corp.	1,151,752	218,084
Patterson Companies, Inc.	430,345	19,611
Quest Diagnostics, Inc.	711,425	48,605
Tenet Healthcare Corp. (a)(b)	493,422	16,377
UnitedHealth Group, Inc.	4,725,706	532,634
Universal Health Services, Inc. Class B	454,629	55,247
		2,355,451
Health Care Technology - 0.1%
Cerner Corp. (b)	1,522,017	90,712
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,642,381	68,684
Illumina, Inc. (b)	717,106	131,876
PerkinElmer, Inc.	561,909	29,871
Thermo Fisher Scientific, Inc.	1,974,842	273,318
Waters Corp. (b)	407,717	54,153
		557,902
Pharmaceuticals - 5.6%
Allergan PLC (b)	1,950,797	612,336
Bristol-Myers Squibb Co.	8,263,878	553,762
Eli Lilly & Co.	4,834,502	396,623
Endo Health Solutions, Inc. (b)	1,032,232	63,462
Johnson & Johnson	13,723,248	1,389,342
Mallinckrodt PLC (b)	581,533	39,492
Merck & Co., Inc.	13,958,794	739,956
Mylan N.V. (a)	2,046,293	104,975
Perrigo Co. PLC	724,935	108,298
Pfizer, Inc.	30,564,393	1,001,595
Zoetis, Inc. Class A	2,274,872	106,237
		5,116,078

TOTAL HEALTH CARE		13,273,905

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	1,503,420	220,191
Honeywell International, Inc.	3,874,288	402,732
L-3 Communications Holdings, Inc.	398,113	48,733
Lockheed Martin Corp.	1,323,508	290,060
Northrop Grumman Corp.	928,689	173,070
Precision Castparts Corp.	681,419	157,776
Raytheon Co.	1,504,336	186,583
Rockwell Collins, Inc.	653,031	60,523
Textron, Inc.	1,369,903	58,454
The Boeing Co.	3,165,420	460,410
United Technologies Corp. (a)	4,104,706	394,257
		2,452,789
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	702,743	47,386
Expeditors International of Washington, Inc.	937,446	45,504
FedEx Corp.	1,301,701	206,372
United Parcel Service, Inc. Class B	3,461,397	356,559
		655,821
Airlines - 0.6%
American Airlines Group, Inc.	3,124,075	128,899
Delta Air Lines, Inc.	3,941,866	183,139
Southwest Airlines Co.	3,267,663	149,920
United Continental Holdings, Inc. (b)	1,872,128	104,334
		566,292
Building Products - 0.1%
Allegion PLC	474,830	31,913
Masco Corp.	1,704,562	50,983
		82,896
Commercial Services & Supplies - 0.4%
ADT Corp. (a)	842,159	29,871
Cintas Corp.	442,411	40,520
Pitney Bowes, Inc.	1,000,678	21,615
Republic Services, Inc.	1,193,133	52,414
Stericycle, Inc. (a)(b)	420,419	50,753
Tyco International Ltd.	2,088,965	73,761
Waste Management, Inc.	2,084,390	112,078
		381,012
Construction & Engineering - 0.1%
Fluor Corp.	718,315	34,910
Jacobs Engineering Group, Inc. (a)(b)	613,529	27,081
Quanta Services, Inc. (a)(b)	807,171	17,798
		79,789
Electrical Equipment - 0.5%
AMETEK, Inc.	1,200,126	67,759
Eaton Corp. PLC	2,316,856	134,748
Emerson Electric Co.	3,256,682	162,834
Rockwell Automation, Inc.	664,608	70,741
		436,082
Industrial Conglomerates - 2.4%
3M Co.	3,096,136	484,793
Danaher Corp.	2,946,914	284,053
General Electric Co. (a)	46,710,873	1,398,524
Roper Industries, Inc.	498,885	96,529
		2,263,899
Machinery - 1.2%
Caterpillar, Inc. (a)	2,986,553	216,973
Cummins, Inc.	823,385	82,643
Deere & Co. (a)	1,545,021	122,937
Dover Corp.	775,416	51,100
Flowserve Corp. (a)	660,951	30,562
Illinois Tool Works, Inc.	1,632,850	153,455
Ingersoll-Rand PLC	1,315,048	77,154
PACCAR, Inc.	1,759,165	91,406
Parker Hannifin Corp.	685,984	71,795
Pentair PLC (a)	892,330	50,595
Snap-On, Inc.	288,291	49,632
Stanley Black & Decker, Inc.	759,428	82,899
Xylem, Inc.	899,480	33,569
		1,114,720
Professional Services - 0.3%
Dun & Bradstreet Corp.	178,962	19,290
Equifax, Inc.	585,997	65,339
Nielsen Holdings PLC	1,818,099	84,869
Robert Half International, Inc.	666,562	34,115
Verisk Analytics, Inc. (b)	768,199	57,577
		261,190
Road & Rail - 0.8%
CSX Corp.	4,875,242	138,603
J.B. Hunt Transport Services, Inc.	455,136	35,610
Kansas City Southern	546,926	49,727
Norfolk Southern Corp.	1,493,626	141,984
Ryder System, Inc.	264,512	17,447
Union Pacific Corp.	4,300,142	360,997
		744,368
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	1,438,012	58,355
United Rentals, Inc. (b)	472,638	37,182
W.W. Grainger, Inc. (a)	300,804	60,323
		155,860

TOTAL INDUSTRIALS		9,194,718

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	25,204,855	686,832
F5 Networks, Inc. (b)	351,884	36,244
Harris Corp.	614,876	51,115
Juniper Networks, Inc.	1,752,746	52,810
Motorola Solutions, Inc.	796,779	57,193
QUALCOMM, Inc.	7,786,627	379,910
		1,264,104
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,532,084	84,341
Corning, Inc.	6,075,539	113,795
FLIR Systems, Inc.	695,047	21,241
TE Connectivity Ltd.	1,994,152	133,788
		353,165
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (b)	885,087	50,990
Alphabet, Inc.:
Class A (b)	1,436,628	1,095,932
Class C	1,465,834	1,088,528
eBay, Inc. (b)	5,554,356	164,353
Facebook, Inc. Class A (b)	11,198,895	1,167,373
VeriSign, Inc. (a)(b)	494,959	44,269
Yahoo!, Inc. (b)	4,292,153	145,118
		3,756,563
IT Services - 3.6%
Accenture PLC Class A	3,093,114	331,644
Alliance Data Systems Corp. (b)	304,452	87,332
Automatic Data Processing, Inc.	2,308,479	199,129
Cognizant Technology Solutions Corp. Class A (b)	3,020,729	195,079
CSRA, Inc. (b)	685,550	21,602
Fidelity National Information Services, Inc.	1,395,480	88,850
Fiserv, Inc. (b)	1,162,532	111,882
IBM Corp.	4,466,043	622,656
MasterCard, Inc. Class A	4,945,907	484,303
Paychex, Inc.	1,593,171	86,430
PayPal Holdings, Inc. (b)	5,496,275	193,799
Teradata Corp. (a)(b)	659,129	19,715
The Western Union Co. (a)	2,534,575	47,802
Total System Services, Inc.	838,696	46,933
Visa, Inc. Class A (a)	9,670,762	764,087
Xerox Corp.	4,716,817	49,762
		3,351,005
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	1,499,003	79,147
Analog Devices, Inc.	1,554,524	95,805
Applied Materials, Inc.	5,950,076	111,683
Avago Technologies Ltd.	1,287,605	167,968
Broadcom Corp. Class A	2,770,314	151,342
First Solar, Inc. (b)	375,045	21,194
Intel Corp.	23,560,066	819,183
KLA-Tencor Corp.	780,698	51,893
Lam Research Corp. (a)	783,949	61,305
Linear Technology Corp.	1,188,202	54,325
Microchip Technology, Inc. (a)	1,046,133	50,507
Micron Technology, Inc. (a)(b)	5,334,646	84,981
NVIDIA Corp.	2,537,638	80,494
Qorvo, Inc. (b)	700,462	40,676
Skyworks Solutions, Inc.	945,268	78,476
Texas Instruments, Inc.	5,086,606	295,634
Xilinx, Inc.	1,281,868	63,696
		2,308,309
Software - 4.3%
Activision Blizzard, Inc. (a)	2,492,906	93,883
Adobe Systems, Inc. (b)	2,466,249	225,563
Autodesk, Inc. (b)	1,121,006	71,150
CA Technologies, Inc.	1,552,796	43,649
Citrix Systems, Inc. (b)	796,409	61,061
Electronic Arts, Inc. (b)	1,544,964	104,733
Intuit, Inc.	1,374,289	137,704
Microsoft Corp.	39,636,719	2,154,256
Oracle Corp.	16,116,679	628,067
Red Hat, Inc. (b)	909,312	74,027
Salesforce.com, Inc. (b)	3,074,604	245,015
Symantec Corp.	3,390,652	66,389
		3,905,497
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	28,261,780	3,343,362
EMC Corp.	9,538,635	241,709
Hewlett Packard Enterprise Co.	8,952,304	133,031
HP, Inc.	8,952,304	112,262
NetApp, Inc.	1,487,164	45,596
SanDisk Corp.	1,013,166	74,843
Seagate Technology LLC (a)	1,496,833	53,796
Western Digital Corp.	1,141,840	71,262
		4,075,861

TOTAL INFORMATION TECHNOLOGY		19,014,504

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	958,875	131,260
Airgas, Inc.	332,976	46,017
CF Industries Holdings, Inc.	1,154,949	53,289
E.I. du Pont de Nemours & Co. (a)	4,484,232	301,968
Eastman Chemical Co.	736,755	53,525
Ecolab, Inc. (a)	1,316,186	156,837
FMC Corp. (a)	662,175	28,454
International Flavors & Fragrances, Inc. (a)	399,372	47,929
LyondellBasell Industries NV Class A	1,847,043	176,984
Monsanto Co. (a)	2,179,957	207,445
PPG Industries, Inc.	1,341,650	141,866
Praxair, Inc.	1,419,710	160,143
Sherwin-Williams Co.	392,647	108,398
The Dow Chemical Co.	5,739,369	299,193
The Mosaic Co.	1,670,907	52,867
		1,966,175
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	332,046	52,264
Vulcan Materials Co.	660,049	67,767
		120,031
Containers & Packaging - 0.2%
Avery Dennison Corp.	453,152	29,890
Ball Corp.	684,734	47,534
Owens-Illinois, Inc. (b)	796,741	15,369
Sealed Air Corp.	1,020,120	46,273
WestRock Co.	1,297,678	65,701
		204,767
Metals & Mining - 0.3%
Alcoa, Inc.	6,491,170	60,757
Freeport-McMoRan, Inc. (a)	5,634,434	46,090
Newmont Mining Corp.	2,621,913	48,269
Nucor Corp.	1,583,886	65,652
		220,768
Paper & Forest Products - 0.1%
International Paper Co.	2,070,258	86,599

TOTAL MATERIALS		2,598,340

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	30,483,374	1,026,375
CenturyLink, Inc.	2,790,070	75,137
Frontier Communications Corp.	5,789,447	28,889
Level 3 Communications, Inc. (b)	1,428,397	72,605
Verizon Communications, Inc.	20,148,916	915,768
		2,118,774
UTILITIES - 2.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	2,431,138	136,168
Duke Energy Corp.	3,411,253	231,147
Edison International	1,614,668	95,847
Entergy Corp.	889,712	59,282
Eversource Energy	1,571,859	80,086
Exelon Corp.	4,557,208	124,457
FirstEnergy Corp.	2,093,609	65,718
NextEra Energy, Inc.	2,281,035	227,784
Pepco Holdings, Inc.	1,256,136	32,245
Pinnacle West Capital Corp.	549,177	34,796
PPL Corp.	3,320,264	113,022
Southern Co.	4,502,009	200,519
Xcel Energy, Inc.	2,513,657	89,637
		1,490,708
Gas Utilities - 0.0%
AGL Resources, Inc.	595,138	37,238
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,638,674	20,254
The AES Corp.	3,383,982	33,806
		54,060
Multi-Utilities - 1.1%
Ameren Corp.	1,202,461	52,620
CenterPoint Energy, Inc.	2,132,310	36,143
CMS Energy Corp. (a)	1,371,122	48,017
Consolidated Edison, Inc.	1,451,427	90,206
Dominion Resources, Inc.	2,945,365	198,429
DTE Energy Co.	889,454	71,592
NiSource, Inc.	1,575,257	30,229
PG&E Corp.	2,424,229	127,830
Public Service Enterprise Group, Inc.	2,506,977	98,023
SCANA Corp.	708,273	41,887
Sempra Energy	1,167,200	115,821
TECO Energy, Inc.	1,165,692	30,681
WEC Energy Group, Inc.	1,564,478	77,160
		1,018,638

TOTAL UTILITIES		2,600,644

TOTAL COMMON STOCKS
(Cost $53,713,682)		90,851,260
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.31% 2/4/16 to 5/26/16 (c)
(Cost $73,938)	74,000	73,929
	Shares	Value (000s)

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.18% (d)	742,577,757	$742,578
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	2,724,312,228	2,724,312
TOTAL MONEY MARKET FUNDS
(Cost $3,466,890)		3,466,890
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $57,254,510)		94,392,079
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,514,423)
NET ASSETS - 100%		$91,877,656

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
137 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	14,247	$919
1,953 CME S&P 500 Index Contracts (United States)	Dec. 2015	1,015,462	50,874
TOTAL FUTURES CONTRACTS		$1,029,709	$51,793

The face value of futures purchased as a percentage of Net Assets is 1.1%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,050,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,170
Fidelity Securities Lending Cash Central Fund	6,105
Total	$7,275

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$11,887,287	$11,887,287	$--	$--
Consumer Staples	8,688,559	8,688,559	--	--
Energy	6,410,097	6,410,097	--	--
Financials	15,064,432	15,064,432	--	--
Health Care	13,273,905	13,273,905	--	--
Industrials	9,194,718	9,194,718	--	--
Information Technology	19,014,504	19,014,504	--	--
Materials	2,598,340	2,598,340	--	--
Telecommunication Services	2,118,774	2,118,774	--	--
Utilities	2,600,644	2,600,644	--	--
U.S. Government and Government Agency Obligations	73,929	--	73,929	--
Money Market Funds	3,466,890	3,466,890	--	--
Total Investments in Securities:	$94,392,079	$94,318,150	$73,929	$--
Derivative Instruments:
Assets
Futures Contracts	$51,793	$51,793	$--	$--
Total Assets	$51,793	$51,793	$--	$--
Total Derivative Instruments:	$51,793	$51,793	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $57,612,150,000. Net unrealized appreciation aggregated $36,779,929,000, of which $40,535,175,000 related to appreciated investment securities and $3,755,246,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Extended Market Index Fund

November 30, 2015

SEI-QTLY-0116
1.810690.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)(b)	285,109	$6,489,081
Autoliv, Inc. (b)	330,685	41,610,094
Clean Diesel Technologies, Inc. (a)(b)	33,479	44,527
Cooper Tire & Rubber Co.	204,357	8,580,950
Cooper-Standard Holding, Inc. (a)(b)	64,826	4,793,234
Dana Holding Corp.	602,572	9,906,284
Dorman Products, Inc. (a)(b)	119,068	5,681,925
Drew Industries, Inc.	93,828	5,670,026
Federal-Mogul Corp. Class A (a)	128,987	1,055,114
Fox Factory Holding Corp. (a)	77,051	1,369,196
Fuel Systems Solutions, Inc. (a)	54,919	302,055
Gentex Corp.	1,105,805	18,505,647
Gentherm, Inc. (a)(b)	135,331	6,880,228
Horizon Global Corp. (a)	68,083	591,641
Lear Corp.	281,060	35,385,454
Metaldyne Performance Group, Inc.	74,919	1,687,176
Modine Manufacturing Co. (a)	194,405	1,825,463
Motorcar Parts of America, Inc. (a)	68,506	2,744,350
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	98,943	89,049
Shiloh Industries, Inc. (a)	30,442	209,137
Spartan Motors, Inc.	125,209	454,509
Standard Motor Products, Inc.	82,683	3,452,842
Stoneridge, Inc. (a)	95,406	1,395,790
Strattec Security Corp.	13,749	857,388
Superior Industries International, Inc.	94,712	1,847,831
Sypris Solutions, Inc.	33,998	52,697
Tenneco, Inc. (a)	233,091	12,558,943
Tower International, Inc.	81,725	2,505,689
Unique Fabricating, Inc.	967	11,401
UQM Technologies, Inc. (a)(b)	137,888	83,974
Visteon Corp. (a)	137,041	16,432,586
		193,074,281
Automobiles - 0.6%
Tesla Motors, Inc. (a)(b)	366,225	84,326,969
Thor Industries, Inc.	172,708	10,003,247
Winnebago Industries, Inc. (b)	100,663	2,264,918
		96,595,134
Distributors - 0.3%
Core-Mark Holding Co., Inc. (b)	87,319	7,447,438
Educational Development Corp.	2,016	27,881
Fenix Parts, Inc.	45,422	288,430
LKQ Corp. (a)	1,143,905	33,733,758
Pool Corp.	169,413	13,898,643
VOXX International Corp. (a)(b)	69,278	397,656
Weyco Group, Inc.	20,030	549,022
		56,342,828
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	115,138	2,777,129
American Public Education, Inc. (a)	64,870	1,509,525
Apollo Education Group, Inc. Class A (non-vtg.) (a)	366,319	2,586,212
Ascent Capital Group, Inc. (a)(b)	47,464	948,805
Bridgepoint Education, Inc. (a)	58,229	460,591
Bright Horizons Family Solutions, Inc. (a)	168,175	11,155,048
Cambium Learning Group, Inc. (a)	48,546	251,954
Capella Education Co.	43,969	2,110,512
Career Education Corp. (a)	228,256	963,240
Carriage Services, Inc.	95,148	2,349,204
Chegg, Inc. (a)(b)	202,340	1,468,988
Collectors Universe, Inc.	19,242	307,102
DeVry, Inc.	214,946	5,104,968
Graham Holdings Co.	16,550	8,957,688
Grand Canyon Education, Inc. (a)	180,238	7,141,030
Houghton Mifflin Harcourt Co. (a)	430,087	8,498,519
ITT Educational Services, Inc. (a)(b)	66,029	227,800
K12, Inc. (a)	114,587	1,161,912
Liberty Tax, Inc.	23,124	511,965
LifeLock, Inc. (a)(b)	317,999	4,591,906
Lincoln Educational Services Corp.	84,172	179,286
National American University Holdings, Inc.	23,237	57,860
Regis Corp. (a)	166,012	2,765,760
Service Corp. International	748,829	20,854,888
ServiceMaster Global Holdings, Inc. (a)	508,144	19,045,237
Sotheby's Class A (Ltd. vtg.)	227,150	6,430,617
Steiner Leisure Ltd. (a)	48,129	3,026,352
Strayer Education, Inc. (a)	42,800	2,533,332
Universal Technical Institute, Inc.	75,572	434,539
Weight Watchers International, Inc. (a)(b)	116,758	3,080,076
		121,492,045
Hotels, Restaurants & Leisure - 3.3%
AG&E Holdings, Inc.	4,238	2,415
ARAMARK Holdings Corp.	835,357	27,249,345
Ark Restaurants Corp.	8,457	194,257
Belmond Ltd. Class A (a)	329,793	3,330,909
Biglari Holdings, Inc. (a)	6,073	2,241,119
BJ's Restaurants, Inc. (a)	82,017	3,756,379
Bloomin' Brands, Inc.	462,092	7,998,813
Bob Evans Farms, Inc.	87,031	3,468,185
Bojangles', Inc. (a)(b)	32,768	579,338
Boyd Gaming Corp. (a)(b)	291,094	5,702,531
Bravo Brio Restaurant Group, Inc. (a)	63,389	676,361
Brinker International, Inc.	224,665	10,249,217
Buffalo Wild Wings, Inc. (a)(b)	70,430	11,285,703
Caesars Entertainment Corp. (a)(b)	152,557	1,292,158
Carrols Restaurant Group, Inc. (a)	128,836	1,551,185
Century Casinos, Inc. (a)	72,191	483,680
Chanticleer Holdings, Inc. (a)(b)	92,136	97,664
Choice Hotels International, Inc.	137,168	7,006,541
Churchill Downs, Inc.	48,125	7,071,969
Chuy's Holdings, Inc. (a)(b)	60,855	2,023,429
ClubCorp Holdings, Inc.	242,990	4,361,671
Cosi, Inc. (a)(b)	94,577	45,681
Cracker Barrel Old Country Store, Inc. (b)	89,156	11,226,524
Dave & Buster's Entertainment, Inc. (a)	97,014	3,719,517
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,427,812
Del Taco Restaurants, Inc. (a)	89,760	990,950
Denny's Corp. (a)	321,735	3,101,525
Diamond Resorts International, Inc. (a)(b)	203,949	5,733,006
DineEquity, Inc. (b)	62,021	5,261,862
Diversified Restaurant Holdings, Inc. (a)	33,035	87,873
Domino's Pizza, Inc.	207,843	22,336,887
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,349
Dover Motorsports, Inc.	22,686	52,178
Dunkin' Brands Group, Inc. (b)	361,631	15,340,387
El Pollo Loco Holdings, Inc. (a)(b)	66,316	814,360
Eldorado Resorts, Inc. (a)	92,167	893,098
Empire Resorts, Inc. (a)(b)	46,820	205,540
Entertainment Gaming Asia, Inc. (a)	10,477	22,630
Extended Stay America, Inc. unit	274,909	4,703,693
Famous Dave's of America, Inc. (a)(b)	21,114	165,534
Fiesta Restaurant Group, Inc. (a)(b)	101,812	3,912,635
Flanigan's Enterprises, Inc.	1,120	27,496
Fogo de Chao, Inc. (b)	14,536	238,100
Full House Resorts, Inc. (a)	24,413	40,281
Gaming Partners International Corp. (a)	1,584	13,353
Golden Entertainment, Inc. (a)	33,424	350,952
Good Times Restaurants, Inc. (a)(b)	41,006	185,347
Habit Restaurants, Inc. Class A (b)	38,097	917,757
Hilton Worldwide Holdings, Inc.	1,962,207	45,562,447
Hyatt Hotels Corp. Class A (a)(b)	125,081	6,165,242
Ignite Restaurant Group, Inc. (a)(b)	28,225	108,666
International Speedway Corp. Class A	111,755	3,977,360
Interval Leisure Group, Inc.	160,221	2,502,652
Intrawest Resorts Holdings, Inc. (a)	73,624	677,341
Isle of Capri Casinos, Inc. (a)	83,629	1,542,119
J. Alexanders Holdings, Inc. (a)	55,910	594,882
Jack in the Box, Inc.	137,575	10,199,811
Jamba, Inc. (a)(b)	61,744	862,564
Kona Grill, Inc. (a)(b)	36,570	508,689
Krispy Kreme Doughnuts, Inc. (a)(b)	248,724	3,516,957
La Quinta Holdings, Inc. (a)	337,443	5,058,271
Las Vegas Sands Corp.	1,384,904	61,018,870
Lindblad Expeditions Holdings (a)	32,642	360,041
Luby's, Inc. (a)	47,997	229,426
Marcus Corp.	74,443	1,481,416
Marriott Vacations Worldwide Corp.	105,157	6,396,700
MGM Mirage, Inc. (a)	1,774,574	40,353,813
Monarch Casino & Resort, Inc. (a)	37,301	836,288
Morgans Hotel Group Co. (a)	104,634	328,551
Nathan's Famous, Inc. (a)	14,327	626,806
Noodles & Co. (a)(b)	75,750	840,825
Norwegian Cruise Line Holdings Ltd. (a)	593,862	34,111,433
Panera Bread Co. Class A (a)(b)	94,688	17,214,278
Papa John's International, Inc. (b)	110,401	6,345,849
Papa Murphy's Holdings, Inc. (a)(b)	36,508	445,398
Peak Resorts, Inc. (b)	18,903	137,992
Penn National Gaming, Inc. (a)	279,009	4,450,194
Pinnacle Entertainment, Inc. (a)	225,920	7,407,917
Planet Fitness, Inc. (a)(b)	43,286	684,352
Popeyes Louisiana Kitchen, Inc. (a)(b)	85,411	4,941,880
Potbelly Corp. (a)(b)	88,845	1,107,897
Premier Exhibitions, Inc. (a)	8,943	9,390
Rave Restaurant Group, Inc. (a)(b)	27,514	166,460
RCI Hospitality Holdings, Inc. (a)	25,778	257,522
Red Lion Hotels Corp. (a)	62,437	465,780
Red Robin Gourmet Burgers, Inc. (a)	53,135	3,585,550
Ruby Tuesday, Inc. (a)(b)	246,313	1,362,111
Ruth's Hospitality Group, Inc.	136,685	2,357,816
Scientific Games Corp. Class A (a)(b)	184,335	1,699,569
SeaWorld Entertainment, Inc. (b)	248,706	4,354,842
Shake Shack, Inc. Class A (b)	45,149	2,074,597
Six Flags Entertainment Corp.	335,913	17,433,885
Sonic Corp. (b)	187,706	5,454,736
Speedway Motorsports, Inc.	53,351	1,039,811
Texas Roadhouse, Inc. Class A	239,645	8,387,575
The Cheesecake Factory, Inc.	172,587	8,134,025
The ONE Group Hospitality, Inc. (a)	65	205
Town Sports International Holdings, Inc. (a)	75,993	129,188
Vail Resorts, Inc.	139,004	16,763,882
Wendy's Co.	860,938	9,048,458
Wingstop, Inc. (b)	24,394	525,691
Zoe's Kitchen, Inc. (a)(b)	68,135	2,317,953
		538,634,169
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	40,628	1,274,094
Beazer Homes U.S.A., Inc. (a)(b)	97,397	1,396,673
CalAtlantic Group, Inc.	296,322	12,475,156
Cavco Industries, Inc. (a)	31,761	2,944,245
Century Communities, Inc. (a)(b)	51,717	986,760
Comstock Holding Companies, Inc. (a)(b)	5,354	10,440
CSS Industries, Inc.	31,927	926,202
Dixie Group, Inc. (a)(b)	53,047	299,185
Emerson Radio Corp. (a)	24,397	26,105
Ethan Allen Interiors, Inc. (b)	98,548	2,794,821
Flexsteel Industries, Inc.	21,122	1,013,434
GoPro, Inc. Class A (a)(b)	276,899	5,648,740
Green Brick Partners, Inc. (a)(b)	103,995	785,162
Helen of Troy Ltd. (a)	107,518	11,118,436
Hooker Furniture Corp. (b)	40,617	1,112,906
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	922,763
Installed Building Products, Inc. (a)(b)	65,989	1,653,684
iRobot Corp. (a)(b)	114,922	3,802,769
Jarden Corp. (a)	742,138	34,643,002
KB Home (b)	332,603	4,686,376
Koss Corp. (a)	1,389	2,903
La-Z-Boy, Inc.	195,502	5,241,409
LGI Homes, Inc. (a)(b)	52,460	1,744,820
Libbey, Inc.	83,404	2,092,606
Lifetime Brands, Inc.	41,749	580,729
M.D.C. Holdings, Inc. (b)	159,138	4,174,190
M/I Homes, Inc. (a)(b)	95,258	2,225,227
Meritage Homes Corp. (a)(b)	145,684	5,435,470
NACCO Industries, Inc. Class A	20,539	867,978
New Home Co. LLC (a)	27,236	399,552
Nova LifeStyle, Inc. (a)(b)	55,913	111,826
NVR, Inc. (a)	14,190	23,874,391
Skullcandy, Inc. (a)	64,637	263,073
Skyline Corp. (a)	14,802	54,767
Stanley Furniture Co., Inc. (a)	37,789	109,210
Taylor Morrison Home Corp. (a)(b)	122,495	2,143,663
Tempur Sealy International, Inc. (a)	231,021	18,366,170
Toll Brothers, Inc. (a)	598,955	22,269,147
TopBuild Corp. (a)	145,237	4,423,919
TRI Pointe Homes, Inc. (a)(b)	541,198	7,549,712
Tupperware Brands Corp. (b)	185,367	10,523,285
Turtle Beach Corp. (a)(b)	43,489	101,764
UCP, Inc. (a)	26,900	209,820
Universal Electronics, Inc. (a)	63,023	3,339,589
Vuzix Corp. (a)(b)	41,079	246,885
WCI Communities, Inc. (a)	71,459	1,730,022
William Lyon Homes, Inc. (a)(b)	83,575	1,460,055
Zagg, Inc. (a)(b)	108,836	1,123,188
		209,186,323
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	104,577	808,380
Blue Nile, Inc. (a)(b)	48,330	1,762,112
CafePress, Inc. (a)	18,875	80,219
CVSL, Inc. (a)(b)	44,389	71,466
Etsy, Inc.	67,695	630,240
EVINE Live, Inc. (a)	215,780	401,351
FTD Companies, Inc. (a)(b)	72,622	1,925,935
Gaiam, Inc. Class A (a)	64,695	436,691
Groupon, Inc. Class A (a)(b)	1,818,984	5,256,864
HSN, Inc.	121,022	6,038,998
Lands' End, Inc. (a)(b)	59,476	1,429,803
Liberty Interactive Corp.:
(Venture Group) Series A (a)	503,508	21,655,879
QVC Group Series A (a)	1,739,022	46,049,303
Liberty TripAdvisor Holdings, Inc. (a)	263,946	7,902,543
NutriSystem, Inc.	114,343	2,623,028
Overstock.com, Inc. (a)	59,793	786,876
PetMed Express, Inc. (b)	85,301	1,433,057
Shutterfly, Inc. (a)(b)	144,168	6,617,311
Travelport Worldwide Ltd.	389,930	5,189,968
U.S. Auto Parts Network, Inc. (a)	51,915	128,749
Wayfair LLC Class A (a)(b)	85,697	3,248,773
		114,477,546
Leisure Products - 0.4%
Arctic Cat, Inc.	47,692	1,061,624
Black Diamond, Inc. (a)(b)	93,828	456,942
Brunswick Corp.	349,348	18,386,185
Callaway Golf Co.	358,366	3,612,329
Escalade, Inc.	33,614	403,368
JAKKS Pacific, Inc. (a)(b)	75,785	623,711
Johnson Outdoors, Inc. Class A	22,481	539,544
Leapfrog Enterprises, Inc. Class A (a)(b)	247,835	169,643
Malibu Boats, Inc. Class A (a)	60,608	940,636
Marine Products Corp.	22,297	156,525
MCBC Holdings, Inc. (a)	15,892	228,050
Nautilus, Inc. (a)	111,275	2,137,593
Polaris Industries, Inc.	228,931	24,136,195
Smith & Wesson Holding Corp. (a)(b)	199,726	3,662,975
Sturm, Ruger & Co., Inc. (b)	72,704	3,787,878
Summer Infant, Inc. (a)	37,416	73,710
Vista Outdoor, Inc. (a)	244,226	10,758,155
		71,135,063
Media - 3.5%
A.H. Belo Corp. Class A	70,842	392,465
AMC Entertainment Holdings, Inc. Class A	77,155	1,960,509
AMC Networks, Inc. Class A (a)(b)	225,497	18,335,161
Ballantyne of Omaha, Inc. (a)	47,765	215,898
Beasley Broadcast Group, Inc. Class A (b)	5,286	20,880
Cable One, Inc.	17,183	7,668,086
Carmike Cinemas, Inc. (a)	98,980	2,162,713
Central European Media Enterprises Ltd. Class A (a)(b)	305,852	675,933
Charter Communications, Inc. Class A (a)(b)	283,975	53,205,556
Cinedigm Corp. (a)(b)	237,315	90,607
Cinemark Holdings, Inc.	395,129	13,710,976
Clear Channel Outdoor Holding, Inc. Class A (a)	161,115	845,854
Crown Media Holdings, Inc. Class A (a)	151,945	861,528
Cumulus Media, Inc. Class A (a)(b)	615,106	244,136
Daily Journal Corp. (a)	873	175,796
Dex Media, Inc. (a)(b)	43,261	5,191
DISH Network Corp. Class A (a)	842,453	52,830,228
DreamWorks Animation SKG, Inc. Class A (a)(b)	276,460	6,811,974
E.W. Scripps Co. Class A (b)	203,673	4,468,586
Emmis Communications Corp. Class A (a)	99,045	61,408
Entercom Communications Corp. Class A (a)(b)	83,020	1,005,372
Entravision Communication Corp. Class A	226,807	1,902,911
Gannett Co., Inc.	430,355	7,350,463
Global Eagle Entertainment, Inc. (a)(b)	183,765	1,990,175
Gray Television, Inc. (a)	246,323	4,125,910
Harte-Hanks, Inc.	168,026	631,778
Hemisphere Media Group, Inc. (a)(b)	48,420	689,017
Insignia Systems, Inc. (a)	22,896	66,169
John Wiley & Sons, Inc. Class A	189,203	9,760,983
Journal Media Group, Inc.	62,931	758,948
Lee Enterprises, Inc. (a)(b)	197,525	349,619
Liberty Broadband Corp.:
Class A (a)	98,901	5,242,742
Class C (a)	248,016	13,097,725
Liberty Global PLC:
Class A (a)	984,529	41,753,875
Class C (a)	2,292,408	93,988,728
LiLAC Class A (a)	46,447	1,744,085
LiLAC Class C (a)	111,885	4,388,130
Liberty Media Corp.:
Class A (a)	419,334	16,987,220
Class C (a)	692,371	27,071,706
Lions Gate Entertainment Corp. (b)	359,680	12,207,539
Live Nation Entertainment, Inc. (a)	551,052	13,991,210
Loral Space & Communications Ltd. (a)	52,109	2,305,302
Martha Stewart Living Omnimedia, Inc. Class A (a)	125,442	761,433
Media General, Inc. (a)(b)	369,004	5,730,632
Meredith Corp.	144,351	6,733,974
MSG Network, Inc. Class A (a)	226,412	4,478,429
National CineMedia, Inc.	242,387	3,846,682
New Media Investment Group, Inc.	149,265	2,718,116
Nexstar Broadcasting Group, Inc. Class A (b)	114,525	6,710,020
NTN Communications, Inc. (a)	1,287,167	247,136
Radio One, Inc. Class D (non-vtg.) (a)(b)	99,600	173,304
ReachLocal, Inc. (a)(b)	43,634	44,507
Reading International, Inc. Class A (a)	66,668	962,019
Regal Entertainment Group Class A (b)	308,447	5,783,381
Rentrak Corp. (a)(b)	44,462	2,151,516
RLJ Entertainment, Inc. (a)	339,559	325,977
Saga Communications, Inc. Class A	17,390	749,509
Salem Communications Corp. Class A	30,633	173,383
Scholastic Corp.	103,406	4,417,504
SFX Entertainment, Inc. (a)(b)	208,964	58,531
Sinclair Broadcast Group, Inc. Class A	259,660	9,114,066
Sirius XM Holdings, Inc. (a)(b)	8,215,686	33,766,469
Sizmek, Inc. (a)	87,375	404,546
Spanish Broadcasting System, Inc. Class A (a)	17,489	90,768
SPAR Group, Inc. (a)	211,168	282,965
Starz Series A (a)(b)	316,318	11,159,699
The Madison Square Garden Co. (a)	76,994	12,508,445
The McClatchy Co. Class A (a)(b)	208,390	329,256
The New York Times Co. Class A	504,012	7,096,489
Time, Inc.	414,233	6,892,837
Townsquare Media, Inc. (a)	21,148	241,722
Tribune Media Co. Class A	306,690	11,963,977
Tribune Publishing Co.	77,532	789,276
World Wrestling Entertainment, Inc. Class A (b)	127,851	2,172,188
		569,031,848
Multiline Retail - 0.3%
Big Lots, Inc. (b)	197,941	8,905,366
Burlington Stores, Inc. (a)	283,188	13,624,175
Dillard's, Inc. Class A (b)	92,731	6,954,825
Fred's, Inc. Class A	137,632	2,268,175
Gordmans Stores, Inc. (a)(b)	35,393	107,949
JC Penney Corp., Inc. (a)(b)	1,152,266	9,183,560
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	33,201	586,330
Sears Holdings Corp. (a)(b)	189,549	4,194,719
The Bon-Ton Stores, Inc. (b)	46,249	123,947
Tuesday Morning Corp. (a)(b)	161,491	1,078,760
		47,027,806
Specialty Retail - 2.4%
Aarons, Inc. Class A	243,271	5,904,187
Abercrombie & Fitch Co. Class A	258,311	6,605,012
Aeropostale, Inc. (a)(b)	296,378	160,103
America's Car Mart, Inc. (a)(b)	32,877	870,583
American Eagle Outfitters, Inc. (b)	652,350	10,157,090
Appliance Recycling Centers of America, Inc. (a)	2,967	1,899
Asbury Automotive Group, Inc. (a)	103,868	7,800,487
Ascena Retail Group, Inc. (a)(b)	648,698	7,349,748
Barnes & Noble Education, Inc. (a)(b)	147,216	2,127,271
Barnes & Noble, Inc.	232,934	2,981,555
bebe stores, Inc. (b)	123,042	56,624
Big 5 Sporting Goods Corp.	72,081	696,302
Books-A-Million, Inc. (a)	28,953	93,808
Boot Barn Holdings, Inc. (b)	45,808	480,984
Build-A-Bear Workshop, Inc. (a)	62,129	798,979
Cabela's, Inc. Class A (a)(b)	185,211	8,680,840
Caleres, Inc.	169,295	4,757,190
Chico's FAS, Inc.	537,439	6,449,268
Christopher & Banks Corp. (a)(b)	142,357	199,300
Citi Trends, Inc.	61,372	1,217,007
Conn's, Inc. (a)(b)	89,902	2,397,686
CST Brands, Inc.	293,282	10,921,822
Destination Maternity Corp.	47,814	265,368
Destination XL Group, Inc. (a)(b)	165,015	825,075
DGSE Companies, Inc. (a)	6,929	2,547
Dick's Sporting Goods, Inc.	363,538	14,188,888
DSW, Inc. Class A (b)	262,998	6,038,434
Express, Inc. (a)(b)	318,127	5,325,446
Finish Line, Inc. Class A	175,817	2,916,804
Five Below, Inc. (a)(b)	203,214	5,692,024
Foot Locker, Inc. (b)	524,150	34,069,750
Francesca's Holdings Corp. (a)	156,791	2,340,890
Genesco, Inc. (a)	93,855	5,083,187
GNC Holdings, Inc.	325,615	9,706,583
Group 1 Automotive, Inc.	80,826	6,564,688
Guess?, Inc. (b)	238,877	4,703,488
Haverty Furniture Companies, Inc.	80,701	1,948,122
hhgregg, Inc. (a)(b)	51,212	210,993
Hibbett Sports, Inc. (a)(b)	92,754	3,043,259
Kirkland's, Inc.	59,206	870,920
Lithia Motors, Inc. Class A (sub. vtg.) (b)	85,777	10,656,934
Lumber Liquidators Holdings, Inc. (a)(b)	100,451	1,569,045
MarineMax, Inc. (a)	95,176	1,727,444
Mattress Firm Holding Corp. (a)(b)	75,870	3,744,943
Michaels Companies, Inc. (a)(b)	280,945	6,239,788
Monro Muffler Brake, Inc. (b)	123,067	9,111,881
Murphy U.S.A., Inc. (a)	162,841	9,698,810
New York & Co., Inc. (a)	101,159	222,550
Office Depot, Inc. (a)	1,842,834	12,144,276
Outerwall, Inc. (b)	69,825	4,322,168
Pacific Sunwear of California, Inc. (a)(b)	152,515	53,396
Party City Holdco, Inc. (b)	93,488	1,187,298
Penske Automotive Group, Inc.	165,769	7,734,782
Perfumania Holdings, Inc. (a)	10,679	36,843
Pier 1 Imports, Inc. (b)	336,151	2,272,381
Rent-A-Center, Inc. (b)	198,744	3,410,447
Restoration Hardware Holdings, Inc. (a)(b)	136,187	12,239,126
Sally Beauty Holdings, Inc. (a)	589,654	15,248,452
Sears Hometown & Outlet Stores, Inc. (a)	48,309	384,540
Select Comfort Corp. (a)	202,745	4,788,837
Shoe Carnival, Inc.	57,855	1,127,015
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	3,050,865
Sportsman's Warehouse Holdings, Inc. (a)(b)	77,624	888,795
Stage Stores, Inc.	118,625	918,158
Stein Mart, Inc.	120,516	931,589
Systemax, Inc. (a)	37,103	358,786
Tandy Leather Factory, Inc. (a)	3,074	21,334
The Buckle, Inc. (b)	109,898	3,489,262
The Cato Corp. Class A (sub. vtg.)	98,231	3,858,514
The Children's Place Retail Stores, Inc. (b)	78,805	3,807,858
The Container Store Group, Inc. (a)(b)	57,080	586,212
The Men's Wearhouse, Inc.	178,884	3,575,891
The Pep Boys - Manny, Moe & Jack (a)(b)	211,812	3,289,440
Tile Shop Holdings, Inc. (a)(b)	100,402	1,700,810
Tilly's, Inc. (a)	41,468	255,858
Trans World Entertainment Corp. (a)	29,120	107,162
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	238,709	39,864,403
Vitamin Shoppe, Inc. (a)(b)	113,564	3,463,702
West Marine, Inc. (a)	56,548	519,676
Williams-Sonoma, Inc.	319,549	20,237,038
Winmark Corp.	8,782	838,681
Zumiez, Inc. (a)(b)	84,617	1,276,871
		385,466,072
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	196,675	16,959,285
Charles & Colvard Ltd. (a)	45,090	54,559
Cherokee, Inc. (a)(b)	35,722	682,647
Columbia Sportswear Co.	105,102	4,921,927
Crocs, Inc. (a)(b)	294,302	3,274,110
Crown Crafts, Inc.	2,227	19,709
Culp, Inc.	37,424	1,054,608
Deckers Outdoor Corp. (a)(b)	125,341	6,134,189
Delta Apparel, Inc. (a)	17,128	260,003
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	28,235
G-III Apparel Group Ltd. (a)(b)	146,944	6,740,321
Iconix Brand Group, Inc. (a)(b)	180,793	1,272,783
Joe's Jeans, Inc. (a)	173,010	35,467
Kate Spade & Co. (a)(b)	481,894	9,657,156
Lakeland Industries, Inc. (a)(b)	20,493	285,467
lululemon athletica, Inc. (a)(b)	415,666	19,877,148
Movado Group, Inc.	68,178	1,823,762
Oxford Industries, Inc.	55,126	3,745,260
Perry Ellis International, Inc. (a)	47,883	993,093
Rocky Brands, Inc.	27,150	308,424
Sequential Brands Group, Inc. (a)(b)	103,993	930,737
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	474,071	14,316,944
Steven Madden Ltd. (a)	215,593	6,877,417
Superior Uniform Group, Inc.	29,286	541,498
Tumi Holdings, Inc. (a)(b)	232,095	4,098,798
Unifi, Inc. (a)	59,229	1,766,801
Vera Bradley, Inc. (a)(b)	83,488	994,342
Vince Holding Corp. (a)	64,416	333,675
Wolverine World Wide, Inc.	391,820	7,127,206
		115,115,571

TOTAL CONSUMER DISCRETIONARY		2,517,578,686

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	36,090	7,709,546
Castle Brands, Inc. (a)(b)	356,392	470,437
Coca-Cola Bottling Co. Consolidated	18,110	3,507,364
Craft Brew Alliance, Inc. (a)(b)	36,075	350,649
Crystal Rock Holdings, Inc. (a)	4,384	2,541
MGP Ingredients, Inc. (b)	46,803	979,119
National Beverage Corp. (a)	51,827	2,251,883
Primo Water Corp. (a)	85,053	756,121
REED'S, Inc. (a)(b)	29,216	145,496
		16,173,156
Food & Staples Retailing - 0.6%
Andersons, Inc.	100,240	3,455,273
Casey's General Stores, Inc.	145,582	16,926,819
Chefs' Warehouse Holdings (a)(b)	70,559	1,381,545
Fairway Group Holdings Corp. (a)(b)	95,758	79,719
Fresh Market, Inc. (a)(b)	165,784	3,975,500
Ingles Markets, Inc. Class A (b)	45,129	2,458,177
Liberator Medical Holdings, Inc. (b)	150,045	496,649
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,760	764,976
PriceSmart, Inc. (b)	76,366	7,117,311
Rite Aid Corp. (a)	3,812,034	30,038,828
Roundy's, Inc. (a)(b)	171,935	615,527
Smart & Final Stores, Inc. (a)	108,668	1,909,297
SpartanNash Co.	150,106	3,245,292
Sprouts Farmers Market LLC (a)(b)	541,855	13,074,961
SUPERVALU, Inc. (a)	954,884	6,416,820
United Natural Foods, Inc. (a)(b)	184,510	8,101,834
Village Super Market, Inc. Class A	24,173	626,081
Weis Markets, Inc.	48,551	2,011,468
		102,696,077
Food Products - 1.6%
Alico, Inc.	12,666	540,585
Amplify Snack Brands, Inc. (a)(b)	49,394	619,895
Arcadia Biosciences, Inc. (b)	26,228	103,338
B&G Foods, Inc. Class A (b)	220,790	8,341,446
Blue Buffalo Pet Products, Inc. (a)(b)	117,903	2,118,717
Boulder Brands, Inc. (a)(b)	220,278	2,407,639
Bunge Ltd.	541,548	36,072,512
Cal-Maine Foods, Inc. (b)	113,480	6,185,795
Calavo Growers, Inc.	57,925	3,277,397
Coffee Holding Co., Inc. (a)	9,926	42,682
Darling International, Inc. (a)	616,685	6,752,701
Dean Foods Co. (b)	350,225	6,570,221
Diamond Foods, Inc. (a)	104,124	4,214,940
Farmer Brothers Co. (a)(b)	26,512	774,946
Flowers Foods, Inc.	700,106	16,466,493
Fresh Del Monte Produce, Inc.	130,882	5,720,852
Freshpet, Inc. (b)	62,817	540,854
Golden Enterprises Ltd.	2,595	11,807
Ingredion, Inc.	267,098	26,327,850
Inventure Foods, Inc. (a)(b)	76,402	577,599
J&J Snack Foods Corp.	58,902	6,872,685
John B. Sanfilippo & Son, Inc.	31,541	1,815,185
Lancaster Colony Corp.	74,931	8,711,478
Landec Corp. (a)	103,509	1,325,950
Lifeway Foods, Inc. (a)	18,911	208,021
Limoneira Co. (b)	40,031	681,728
Omega Protein Corp. (a)	81,771	2,009,931
Pilgrim's Pride Corp. (b)	240,620	5,180,549
Pinnacle Foods, Inc.	415,003	18,069,231
Post Holdings, Inc. (a)(b)	229,070	15,924,946
RiceBran Technologies (a)(b)	15,640	32,688
Rocky Mountain Chocolate Factory, Inc.	3,001	32,891
S&W Seed Co. (a)(b)	38,997	171,587
Sanderson Farms, Inc. (b)	74,629	5,582,995
Seaboard Corp. (a)(b)	1,110	3,663,000
Seneca Foods Corp. Class A (a)(b)	25,855	712,047
Snyders-Lance, Inc. (b)	206,804	7,666,224
The Hain Celestial Group, Inc. (a)(b)	380,173	16,233,387
Tootsie Roll Industries, Inc. (b)	89,616	2,872,193
TreeHouse Foods, Inc. (a)(b)	161,221	13,939,168
WhiteWave Foods Co. (a)	656,812	26,686,272
		266,060,425
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	166,761	2,633,156
Church & Dwight Co., Inc.	488,760	41,920,945
Energizer Holdings, Inc.	236,996	8,015,205
HRG Group, Inc. (a)	449,769	6,157,338
Ocean Bio-Chem, Inc. (a)	26,292	59,946
Oil-Dri Corp. of America	15,023	469,018
Orchids Paper Products Co.	33,193	984,836
Spectrum Brands Holdings, Inc.	102,829	9,738,935
WD-40 Co.	53,577	5,291,800
		75,271,179
Personal Products - 0.4%
Avon Products, Inc. (b)	1,652,867	5,702,391
CCA Industries, Inc. (a)	3,083	9,835
Coty, Inc. Class A (b)	308,328	8,565,352
Cyanotech Corp. (a)	3,808	22,201
DS Healthcare Group, Inc. (a)(b)	37,637	105,007
Edgewell Personal Care Co. (a)	231,648	18,647,664
Elizabeth Arden, Inc. (a)(b)	105,534	1,081,724
Herbalife Ltd. (a)(b)	257,300	14,853,929
Inter Parfums, Inc.	69,261	1,846,498
LifeVantage Corp. (a)(b)	54,235	458,828
Mannatech, Inc. (a)	4,519	98,605
MediFast, Inc. (a)(b)	48,925	1,483,406
MYOS Corp. (a)	849	1,834
Natural Alternatives International, Inc. (a)	20,104	154,399
Natural Health Trends Corp. (b)	26,106	1,263,269
Nature's Sunshine Products, Inc.	31,943	375,969
Nu Skin Enterprises, Inc. Class A (b)	222,175	7,747,242
Nutraceutical International Corp. (a)	30,812	769,684
Reliv International, Inc. (a)	10,690	7,055
Revlon, Inc. (a)	50,358	1,378,802
Synutra International, Inc. (a)(b)	75,905	388,634
The Female Health Co. (a)	72,631	111,852
United-Guardian, Inc.	6,016	109,672
USANA Health Sciences, Inc. (a)	23,517	3,149,867
		68,333,719
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	151,132	225,187
Alliance One International, Inc. (a)	33,481	427,887
Universal Corp. (b)	83,147	4,701,131
Vapor Corp. (a)(b)	8,630	2,934
Vector Group Ltd. (b)	320,906	8,122,131
		13,479,270

TOTAL CONSUMER STAPLES		542,013,826

ENERGY - 3.8%
Energy Equipment & Services - 1.2%
Aspen Aerogels, Inc. (a)	40,057	260,371
Atwood Oceanics, Inc. (b)	229,756	3,648,525
Basic Energy Services, Inc. (a)(b)	124,305	495,977
Bristow Group, Inc.	132,485	4,047,417
C&J Energy Services Ltd. (a)(b)	173,468	1,033,869
Carbo Ceramics, Inc. (b)	73,233	1,365,063
Core Laboratories NV (b)	161,844	19,121,869
Dawson Geophysical Co. (a)	74,501	330,039
Dril-Quip, Inc. (a)(b)	145,438	9,178,592
EcoStim Energy Solutions, Inc. (a)(b)	45,860	152,714
ENGlobal Corp. (a)	49,530	59,931
Enservco Corp. (a)(b)	77,749	50,700
Era Group, Inc. (a)(b)	75,717	892,703
Exterran Corp. (a)	131,691	2,155,782
Exterran Holdings, Inc. (a)	263,382	2,783,948
Fairmount Santrol Holidings, Inc. (a)(b)	239,409	701,468
Forbes Energy Services Ltd. (a)(b)	27,033	10,002
Forum Energy Technologies, Inc. (a)(b)	238,961	3,742,129
Frank's International NV	129,834	2,194,195
Geospace Technologies Corp. (a)(b)	53,804	684,925
Glori Energy, Inc. (a)(b)	55,391	43,759
GreenHunter Energy, Inc. (a)	80,259	13,644
Gulf Island Fabrication, Inc.	51,115	506,039
Gulfmark Offshore, Inc. Class A (b)	96,074	621,599
Helix Energy Solutions Group, Inc. (a)	378,145	2,450,380
Hornbeck Offshore Services, Inc. (a)(b)	118,257	1,448,648
Independence Contract Drilling, Inc. (a)(b)	36,756	224,212
ION Geophysical Corp. (a)(b)	475,305	265,030
Key Energy Services, Inc. (a)(b)	479,802	255,351
Matrix Service Co. (a)	104,089	2,393,006
McDermott International, Inc. (a)(b)	897,986	3,978,078
Mitcham Industries, Inc. (a)(b)	40,926	155,928
Nabors Industries Ltd.	1,090,869	11,028,686
Natural Gas Services Group, Inc. (a)(b)	50,527	1,173,237
Newpark Resources, Inc. (a)	318,031	2,067,202
Noble Corp. (b)	892,941	11,849,327
Nuverra Environmental Solutions, Inc. (a)(b)	55,706	45,846
Oceaneering International, Inc.	370,040	16,185,550
Oil States International, Inc. (a)	196,207	6,223,686
Paragon Offshore PLC (b)	348,176	71,341
Parker Drilling Co. (a)	477,721	1,313,733
Patterson-UTI Energy, Inc.	566,471	9,188,160
PHI, Inc. (non-vtg.) (a)	50,199	1,072,753
Pioneer Energy Services Corp. (a)	267,695	677,268
Profire Energy, Inc. (a)(b)	83,066	112,139
RigNet, Inc. (a)(b)	52,479	1,159,261
Rowan Companies PLC (b)	464,934	9,452,108
RPC, Inc. (b)	238,317	3,157,700
SAExploration Holdings, Inc. (a)	4,850	11,543
SEACOR Holdings, Inc. (a)(b)	68,783	3,905,499
Seventy Seven Energy, Inc. (a)(b)	162,514	180,391
Steel Excel, Inc. (a)	1,379	20,161
Superior Energy Services, Inc.	562,661	8,816,898
Synthesis Energy Systems, Inc. (a)(b)	247,060	219,883
Tesco Corp.	134,664	1,132,524
TETRA Technologies, Inc. (a)	318,294	2,966,500
Tidewater, Inc. (b)	175,026	1,664,497
U.S. Silica Holdings, Inc. (b)	198,156	4,214,778
Unit Corp. (a)(b)	183,140	3,309,340
Weatherford International Ltd. (a)(b)	2,914,957	31,510,685
Willbros Group, Inc. (a)	147,556	438,241
		198,434,830
Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. (a)(b)	360,502	475,863
Adams Resources & Energy, Inc.	9,909	425,294
Aemetis, Inc. (a)(b)	44,295	131,999
Alon U.S.A. Energy, Inc.	112,111	1,972,032
Amyris, Inc. (a)(b)	158,493	264,683
Antero Resources Corp. (a)(b)	289,307	5,962,617
Approach Resources, Inc. (a)(b)	134,203	299,273
Arch Coal, Inc. (a)(b)	76,107	94,373
Ardmore Shipping Corp. (b)	79,345	993,399
Barnwell Industries, Inc. (a)	11,298	23,839
Bill Barrett Corp. (a)(b)	182,682	1,147,243
Bonanza Creek Energy, Inc. (a)(b)	146,972	1,247,792
California Resources Corp.	1,151,799	4,722,376
Callon Petroleum Co. (a)	294,799	2,797,643
Carrizo Oil & Gas, Inc. (a)	200,596	8,100,066
Centrus Energy Corp. Class A (a)	22,164	37,236
Ceres, Inc. (a)(b)	25,094	24,489
Cheniere Energy, Inc. (a)	890,343	42,335,810
Clayton Williams Energy, Inc. (a)(b)	23,257	1,311,927
Clean Energy Fuels Corp. (a)(b)	265,500	1,250,505
Cloud Peak Energy, Inc. (a)(b)	245,192	639,951
Cobalt International Energy, Inc. (a)	1,266,226	9,332,086
Comstock Resources, Inc. (b)	175,360	445,414
Concho Resources, Inc. (a)	477,186	52,223,236
Contango Oil & Gas Co. (a)	60,176	463,957
Continental Resources, Inc. (a)(b)	322,457	11,705,189
CVR Energy, Inc. (b)	62,814	2,999,369
Dakota Plains Holdings, Inc. (a)(b)	515,397	210,694
Delek U.S. Holdings, Inc.	207,812	5,754,314
Denbury Resources, Inc. (b)	1,368,032	5,061,718
DHT Holdings, Inc.	345,059	2,587,943
Diamondback Energy, Inc. (b)	245,466	19,151,257
Earthstone Energy, Inc. (a)(b)	8,088	125,283
Eclipse Resources Corp. (a)(b)	183,229	465,402
Emerald Oil, Inc. (a)(b)	12,898	19,605
Energen Corp.	297,421	17,634,091
Energy XXI (Bermuda) Ltd. (b)	397,008	623,303
EP Energy Corp. (a)(b)	144,956	820,451
Evolution Petroleum Corp.	101,231	622,571
EXCO Resources, Inc. (a)(b)	744,038	944,928
FieldPoint Petroleum Corp. (a)	9,981	8,584
FX Energy, Inc. (a)(b)	199,058	226,926
Gastar Exploration, Inc. (a)(b)	271,506	298,657
Gener8 Maritime, Inc. (a)	53,479	518,212
Gevo, Inc. (a)(b)	62,494	91,241
Goodrich Petroleum Corp. (a)(b)	193,746	77,266
Green Plains, Inc.	130,090	3,081,832
Gulfport Energy Corp. (a)	401,500	10,206,130
Halcon Resources Corp. (a)(b)	1,580,219	963,934
Hallador Energy Co. (b)	57,447	387,193
Harvest Natural Resources, Inc. (a)(b)	160,875	125,483
HollyFrontier Corp.	707,453	34,014,340
Houston American Energy Corp. (a)	98,796	17,299
Isramco, Inc. (a)(b)	3,497	321,724
Jones Energy, Inc. (a)(b)	119,590	670,900
Kosmos Energy Ltd. (a)(b)	550,070	3,690,970
Laredo Petroleum, Inc. (a)(b)	463,151	5,043,714
Lilis Energy, Inc. (a)	345,042	34,228
Lucas Energy, Inc. (a)(b)	1,012	2,206
Magellan Petroleum Corp. (a)	20,946	10,999
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	0
Matador Resources Co. (a)(b)	296,166	7,611,466
Memorial Resource Development Corp. (a)	342,864	5,585,255
Methes Energies International Ltd. (a)	286,742	117,564
Mexco Energy Corp. (a)	2,175	5,307
Midstates Petroleum Co., Inc. (a)(b)	16,088	53,412
Northern Oil & Gas, Inc. (a)(b)	240,019	1,231,297
Oasis Petroleum, Inc. (a)(b)	520,829	5,984,325
Pacific Ethanol, Inc. (a)(b)	83,671	417,518
Panhandle Royalty Co. Class A	58,682	1,110,850
Par Petroleum Corp. (a)(b)	100,512	2,517,826
Parsley Energy, Inc. Class A (a)(b)	318,747	6,263,379
PBF Energy, Inc. Class A	359,629	14,561,378
PDC Energy, Inc. (a)(b)	149,838	8,464,349
Peabody Energy Corp. (b)	70,042	798,479
Pedevco Corp. (a)	61,846	12,283
Penn Virginia Corp. (a)(b)	257,279	115,390
Petroquest Energy, Inc. (a)	221,568	163,429
PrimeEnergy Corp. (a)	4,530	231,936
QEP Resources, Inc.	628,853	9,935,877
Renewable Energy Group, Inc. (a)(b)	121,059	1,090,742
Resolute Energy Corp. (a)(b)	282,032	228,869
Rex American Resources Corp. (a)(b)	21,304	1,338,956
Rex Energy Corp. (a)(b)	201,679	276,300
Rice Energy, Inc. (a)(b)	294,871	3,974,861
Ring Energy, Inc. (a)(b)	100,968	1,006,651
Royale Energy, Inc. (a)(b)	305,090	137,291
RSP Permian, Inc. (a)(b)	261,640	7,425,343
Sanchez Energy Corp. (a)(b)	197,738	988,690
SandRidge Energy, Inc. (a)(b)	1,804,804	542,344
SemGroup Corp. Class A	163,425	5,675,750
SM Energy Co. (b)	255,291	7,497,897
Solazyme, Inc. (a)(b)	251,960	831,468
Stone Energy Corp. (a)(b)	222,023	1,618,548
Swift Energy Co. (a)(b)	152,498	57,949
Synergy Resources Corp. (a)(b)	359,406	4,093,634
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp. (b)	179,275	7,045,508
Teekay Corp. (b)	184,080	5,124,787
Tengasco, Inc. (a)	730,147	146,029
Torchlight Energy Resources, Inc. (a)(b)	82,228	119,231
TransAtlantic Petroleum Ltd. (a)	79,564	123,324
Triangle Petroleum Corp. (a)	288,021	220,624
U.S. Energy Corp. (a)	99,524	23,916
Ultra Petroleum Corp. (a)(b)	570,926	2,289,413
Uranium Energy Corp. (a)(b)	393,299	424,763
Uranium Resources, Inc. (a)(b)	298,854	170,347
VAALCO Energy, Inc. (a)	208,727	427,890
Vertex Energy, Inc. (a)(b)	54,529	105,241
W&T Offshore, Inc. (b)	130,520	489,450
Warren Resources, Inc. (a)(b)	299,550	74,288
Western Refining, Inc.	265,467	12,015,036
Westmoreland Coal Co. (a)(b)	66,816	400,896
Whiting Petroleum Corp. (a)	766,204	12,650,028
World Fuel Services Corp.	274,249	11,954,514
WPX Energy, Inc. (a)(b)	884,005	7,584,763
Yuma Energy, Inc. (a)	106,091	31,583
Zion Oil & Gas, Inc. (a)(b)	112,487	220,475
Zion Oil & Gas, Inc. rights 1/15/16	1,124	0
		428,849,778

TOTAL ENERGY		627,284,608

FINANCIALS - 25.8%
Banks - 6.2%
1st Century Bancshares, Inc. (a)	117	964
1st Source Corp.	69,027	2,333,803
Access National Corp.	28,887	631,181
ACNB Corp.	12,934	278,728
Ameriana Bancorp	4,881	121,537
American National Bankshares, Inc.	28,161	732,186
American River Bankshares (a)	8,231	84,944
Ameris Bancorp (b)	106,214	3,631,457
AmeriServ Financial, Inc.	14,728	49,192
Ames National Corp.	22,136	560,926
Anchor Bancorp (a)	1,958	50,458
Arrow Financial Corp.	45,712	1,301,421
Associated Banc-Corp.	566,459	11,618,074
Athens Bancshares Corp.	7,173	190,443
Atlantic Capital Bancshares, Inc. (a)	26,528	382,799
Auburn National Bancorp., Inc.	3,534	98,245
Avenue Financial Holdings, Inc.	4,232	59,121
Banc of California, Inc.	131,162	1,970,053
BancFirst Corp.	34,607	2,231,113
Bancorp, Inc., Delaware (a)(b)	154,431	1,186,030
BancorpSouth, Inc.	313,771	8,440,440
Bank of Hawaii Corp. (b)	163,427	11,307,514
Bank of Marin Bancorp	20,304	1,115,299
Bank of South Carolina Corp.	10,268	167,368
Bank of the Ozarks, Inc. (b)	287,918	15,628,189
BankUnited, Inc.	378,111	14,292,596
Bankwell Financial Group, Inc. (b)	9,668	190,460
Banner Corp.	91,935	4,826,588
Bar Harbor Bankshares	22,746	794,063
Baylake Corp.	26,171	377,909
BBCN Bancorp, Inc.	312,040	5,900,676
BCB Bancorp, Inc.	9,297	103,940
Berkshire Hills Bancorp, Inc.	129,777	3,924,456
Blue Hills Bancorp, Inc.	114,361	1,859,510
BNC Bancorp	133,092	3,393,846
BOK Financial Corp. (b)	85,092	5,858,584
Boston Private Financial Holdings, Inc.	308,411	3,731,773
Bridge Bancorp, Inc.	41,995	1,338,801
Bryn Mawr Bank Corp.	81,577	2,426,916
C & F Financial Corp.	11,407	444,759
C1 Financial, Inc. (a)	19,651	476,144
California First National Bancorp	1,545	20,595
Camden National Corp. (b)	26,122	1,173,923
Capital Bank Financial Corp. Series A	92,784	3,128,676
Capital City Bank Group, Inc.	39,065	615,274
Cardinal Financial Corp.	145,520	3,579,792
Carolina Bank Holdings, Inc. (a)	222	3,585
Carolina Financial Corp.	20,687	306,995
Cascade Bancorp (a)	114,458	686,748
Cathay General Bancorp	275,044	9,439,510
CB Financial Services, Inc.	38	840
Centerstate Banks of Florida, Inc.	204,586	3,261,101
Central Pacific Financial Corp.	119,031	2,766,280
Central Valley Community Bancorp	14,885	167,159
Century Bancorp, Inc. Class A (non-vtg.)	7,814	350,927
Chemical Financial Corp.	150,352	5,540,471
Chemung Financial Corp.	11,097	309,606
CIT Group, Inc.	653,280	28,064,909
Citizens & Northern Corp.	41,303	847,951
Citizens Financial Group, Inc.	2,018,932	53,764,159
Citizens Holding Co.	12,650	274,252
City Holding Co. (b)	78,433	3,915,375
CNB Financial Corp., Pennsylvania	43,829	819,164
CoBiz, Inc.	143,434	1,967,914
Codorus Valley Bancorp, Inc.	2,392	50,328
Colony Bankcorp, Inc. (a)	4,518	43,554
Columbia Banking Systems, Inc.	228,552	8,122,738
Commerce Bancshares, Inc.	323,886	14,872,845
Community Bank System, Inc.	184,395	7,952,956
Community Bankers Trust Corp. (a)	391	2,111
Community Financial Corp.	16,726	346,730
Community Trust Bancorp, Inc.	69,101	2,536,007
CommunityOne Bancorp (a)	25,339	357,280
ConnectOne Bancorp, Inc.	117,034	2,283,333
County Bancorp, Inc.	25,129	502,580
CU Bancorp (a)	41,670	1,121,756
Cullen/Frost Bankers, Inc.	205,008	14,307,508
Customers Bancorp, Inc. (a)	96,782	3,000,242
CVB Financial Corp. (b)	407,258	7,534,273
DNB Financial Corp.	1,770	49,542
Eagle Bancorp, Inc. (a)	123,643	6,754,617
East West Bancorp, Inc.	532,198	23,086,749
Eastern Virginia Bankshares, Inc.	8,987	61,471
Enterprise Bancorp, Inc.	21,548	527,711
Enterprise Financial Services Corp.	73,655	2,158,092
Evans Bancorp, Inc.	31	759
Farmers Capital Bank Corp. (a)	28,648	773,782
Farmers National Banc Corp.	58,124	488,823
FCB Financial Holdings, Inc. Class A (a)	32,156	1,252,476
Fidelity Southern Corp.	65,285	1,476,747
Financial Institutions, Inc.	53,387	1,455,863
First Bancorp, North Carolina	75,919	1,479,661
First Bancorp, Puerto Rico (a)(b)	447,555	1,678,331
First Bancshares, Inc.	1,969	35,403
First Busey Corp.	96,210	2,115,658
First Business Finance Services, Inc.	20,619	534,444
First Citizen Bancshares, Inc.	34,820	9,224,514
First Commonwealth Financial Corp.	367,622	3,617,400
First Community Bancshares, Inc.	63,650	1,298,460
First Community Corp.	876	11,852
First Connecticut Bancorp, Inc.	52,765	962,961
First Financial Bancorp, Ohio	253,298	5,103,955
First Financial Bankshares, Inc. (b)	245,043	8,799,494
First Financial Corp., Indiana	47,141	1,723,475
First Foundation, Inc. (a)	44,930	1,030,245
First Horizon National Corp.	865,658	12,872,334
First Internet Bancorp	16,086	518,774
First Interstate Bancsystem, Inc.	99,832	3,035,891
First Merchants Corp.	159,063	4,326,514
First Midwest Bancorp, Inc., Delaware	350,526	6,849,278
First NBC Bank Holding Co. (a)	63,027	2,668,563
First Niagara Financial Group, Inc.	1,307,193	14,091,541
First Northwest Bancorp	359	5,033
First of Long Island Corp.	45,361	1,423,428
First Republic Bank	527,106	36,296,519
First South Bancorp, Inc., Virginia	39,689	345,294
First United Corp. (a)	14,602	147,918
FirstMerit Corp.	629,336	12,731,467
Flushing Financial Corp.	128,655	2,929,474
FNB Corp., Pennsylvania	632,402	9,182,477
Franklin Financial Network, Inc.	12,103	393,348
Fulton Financial Corp.	674,238	9,756,224
German American Bancorp, Inc.	48,035	1,656,247
Glacier Bancorp, Inc.	290,763	8,542,617
Glen Burnie Bancorp	18,661	216,094
Great Southern Bancorp, Inc.	40,977	2,084,090
Great Western Bancorp, Inc.	194,520	5,878,394
Green Bancorp, Inc. (a)	28,926	392,237
Guaranty Bancorp	70,440	1,234,109
Hampton Roads Bankshares, Inc. (a)	275,254	514,725
Hancock Holding Co.	292,361	8,513,552
Hanmi Financial Corp.	125,047	3,263,727
Heartland Financial U.S.A., Inc.	72,319	2,756,077
Heritage Commerce Corp.	77,640	838,512
Heritage Financial Corp., Washington	130,856	2,562,160
Heritage Oaks Bancorp	87,401	728,050
Hilltop Holdings, Inc. (a)	307,403	6,858,161
Home Bancshares, Inc.	239,805	10,820,002
HomeTrust Bancshares, Inc. (a)	82,069	1,640,559
Horizon Bancorp Industries	25,965	714,816
Howard Bancorp, Inc. (a)	18,478	245,573
IBERIABANK Corp.	127,947	8,108,001
Independent Bank Corp.	94,433	1,464,656
Independent Bank Corp., Massachusetts (b)	103,188	5,338,947
Independent Bank Group, Inc. (b)	35,560	1,421,333
International Bancshares Corp.	248,261	7,574,443
Investar Holding Corp.	5,343	94,571
Investors Bancorp, Inc.	1,238,270	15,874,621
Jacksonville Bancorp, Inc. (a)	5,933	111,540
Lakeland Bancorp, Inc. (b)	139,107	1,681,804
Lakeland Financial Corp.	76,194	3,667,979
Landmark Bancorp, Inc.	38	978
LCNB Corp.	22,903	379,045
LegacyTexas Financial Group, Inc. (b)	160,707	4,903,171
Live Oak Bancshares, Inc. (b)	16,989	268,426
Macatawa Bank Corp.	68,107	401,150
MainSource Financial Group, Inc.	86,682	1,995,420
MB Financial, Inc.	262,400	9,378,176
MBT Financial Corp. (a)	27,761	181,835
Mercantile Bank Corp.	60,814	1,573,258
Merchants Bancshares, Inc.	19,984	653,277
Metro Bancorp, Inc.	50,531	1,717,043
Middleburg Financial Corp.	14,592	268,055
Middlefield Banc Corp.	60	2,010
Midsouth Bancorp, Inc.	31,992	350,312
MidWestOne Financial Group, Inc.	25,568	811,784
Monarch Financial Holdings, Inc.	18,568	242,869
MutualFirst Financial, Inc.	10,915	259,777
National Bank Holdings Corp.	155,534	3,530,622
National Bankshares, Inc. (b)	24,996	897,856
National Commerce Corp. (b)	9,411	246,945
National Penn Bancshares, Inc.	521,998	6,519,755
NBT Bancorp, Inc.	208,394	6,278,911
NewBridge Bancorp	128,496	1,649,889
Northeast Bancorp	20,002	214,421
Northrim Bancorp, Inc.	23,983	705,820
Norwood Financial Corp.	3,693	106,174
OFG Bancorp (b)	179,793	1,503,069
Ohio Valley Banc Corp.	8,415	214,498
Old Line Bancshares, Inc.	14,975	263,410
Old National Bancorp, Indiana	414,416	6,112,636
Old Point Financial Corp.	1,505	27,376
Old Second Bancorp, Inc. (a)	99,483	770,993
Opus Bank (b)	57,907	2,280,378
Orrstown Financial Services, Inc.	21,236	377,364
Pacific Continental Corp.	71,890	1,143,770
Pacific Mercantile Bancorp (a)	39,140	263,804
Pacific Premier Bancorp, Inc. (a)	78,576	1,841,036
PacWest Bancorp	416,438	19,580,915
Park National Corp.	61,528	5,968,831
Park Sterling Corp.	163,238	1,235,712
Patriot National Bancorp, Inc. (a)	1,402	21,395
Peapack-Gladstone Financial Corp.	55,493	1,264,131
Penns Woods Bancorp, Inc.	12,302	548,792
People's Utah Bancorp	7,475	127,150
Peoples Bancorp of North Carolina	1,842	35,201
Peoples Bancorp, Inc.	70,727	1,458,391
Peoples Financial Corp., Mississippi (a)	7,232	66,679
Peoples Financial Services Corp. (b)	25,706	1,025,926
Pinnacle Financial Partners, Inc.	131,415	7,139,777
Polonia Bancorp, Inc. (a)	13,876	173,589
Popular, Inc.	389,677	11,577,304
Porter Bancorp, Inc. (a)	3,733	5,749
Preferred Bank, Los Angeles	51,965	1,892,565
Premier Financial Bancorp, Inc.	10,929	166,886
PrivateBancorp, Inc.	282,405	12,456,885
Prosperity Bancshares, Inc.	247,924	13,737,469
QCR Holdings, Inc.	39,029	944,502
Renasant Corp.	174,958	6,391,216
Republic Bancorp, Inc., Kentucky Class A	38,600	1,035,252
Republic First Bancorp, Inc. (a)(b)	79,032	364,338
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	28,961
S&T Bancorp, Inc.	132,224	4,485,038
Sandy Spring Bancorp, Inc.	106,633	3,132,878
SB Financial Group, Inc.	532	5,942
Seacoast Banking Corp., Florida (a)	96,868	1,554,731
Select Bancorp, Inc. New (a)	98	816
ServisFirst Bancshares, Inc. (b)	78,911	3,883,999
Shore Bancshares, Inc.	32,593	345,812
Sierra Bancorp	37,127	662,346
Signature Bank (a)	192,069	30,375,712
Simmons First National Corp. Class A	100,303	5,783,471
South State Corp.	95,276	7,489,646
Southcoast Financial Corp. (a)	10,059	157,122
Southern First Bancshares, Inc. (a)	506	11,152
Southern National Bancorp of Virginia, Inc.	13,582	167,738
Southside Bancshares, Inc. (b)	91,817	2,592,912
Southwest Bancorp, Inc., Oklahoma	69,253	1,281,181
State Bank Financial Corp.	153,774	3,584,472
Sterling Bancorp	505,190	8,861,033
Stock Yards Bancorp, Inc.	59,300	2,388,011
Stonegate Bank	63,728	2,155,281
Suffolk Bancorp	45,705	1,354,696
Summit Financial Group, Inc.	1,903	22,322
Sun Bancorp, Inc. (a)	33,728	739,318
SVB Financial Group (a)	190,446	25,230,286
Synovus Financial Corp.	502,149	16,761,734
Talmer Bancorp, Inc. Class A	236,759	4,325,587
TCF Financial Corp.	630,705	9,662,401
Texas Capital Bancshares, Inc. (a)(b)	169,578	10,052,584
The First Bancorp, Inc.	27,026	599,707
Tompkins Financial Corp.	54,825	3,429,852
TowneBank	200,026	4,490,584
Trico Bancshares	90,636	2,655,635
TriState Capital Holdings, Inc. (a)	75,298	996,193
Triumph Bancorp, Inc.	53,707	936,113
Trustmark Corp.	265,589	6,706,122
Two River Bancorp	1,393	12,885
UMB Financial Corp.	154,917	8,164,126
Umpqua Holdings Corp.	830,674	14,885,678
Union Bankshares Corp.	176,041	4,726,701
Union Bankshares, Inc.	439	12,116
United Bancorp, Inc.	41,665	374,152
United Bankshares, Inc., West Virginia	245,948	10,359,330
United Community Bank, Inc.	198,769	4,150,297
United Security Bancshares, Inc.	8,545	72,889
United Security Bancshares, California	8,353	43,853
Unity Bancorp, Inc.	1,158	12,008
Univest Corp. of Pennsylvania	68,347	1,427,085
Valley National Bancorp (b)	797,775	8,887,214
Veritex Holdings, Inc. (a)	6,700	115,307
Village Bank & Trust Financial Corp. (a)	8,883	163,447
Washington Trust Bancorp, Inc.	63,697	2,602,659
WashingtonFirst Bankshares, Inc.	47	1,066
Webster Financial Corp.	337,867	13,585,632
WesBanco, Inc.	149,647	5,076,026
West Bancorp., Inc.	52,054	1,079,079
Westamerica Bancorp. (b)	98,932	4,847,668
Westbury Bancorp, Inc. (a)	15,948	285,948
Western Alliance Bancorp. (a)	346,126	13,426,228
Wilshire Bancorp, Inc.	331,986	4,096,707
Wintrust Financial Corp.	178,110	9,373,929
Xenith Bankshares, Inc. (a)	17,541	118,402
Yadkin Financial Corp.	97,241	2,556,466
Your Community Bankshares, Inc.	153	4,636
		1,019,153,002
Capital Markets - 1.8%
Arlington Asset Investment Corp. (b)	82,136	1,143,333
Artisan Partners Asset Management, Inc. (b)	135,973	5,315,185
Ashford, Inc. (a)	4,486	277,369
BGC Partners, Inc. Class A	731,463	6,645,341
Calamos Asset Management, Inc. Class A	66,235	629,895
Cohen & Steers, Inc.	74,518	2,307,077
Cowen Group, Inc. Class A (a)(b)	407,014	1,933,317
Diamond Hill Investment Group, Inc.	11,220	2,470,532
Eaton Vance Corp. (non-vtg.)	440,486	15,822,257
Evercore Partners, Inc. Class A	148,040	8,220,661
FBR & Co.	29,224	618,380
Federated Investors, Inc. Class B (non-vtg.) (b)	374,924	11,742,620
Fifth Street Asset Management, Inc. Class A (b)	3,747	17,086
Financial Engines, Inc. (b)	195,287	7,036,191
FXCM, Inc. Class A (b)	19,131	125,308
GAMCO Investors, Inc. Class A	16,526	1,082,288
Greenhill & Co., Inc.	104,768	2,777,400
HFF, Inc.	125,499	4,313,401
Houlihan Lokey	34,663	847,510
Institutional Financial Markets, Inc.	16,813	24,547
Interactive Brokers Group, Inc.	217,290	9,421,694
INTL FCStone, Inc. (a)	57,706	2,053,179
Investment Technology Group, Inc.	133,556	2,680,469
Janus Capital Group, Inc. (b)	547,386	8,643,225
KCG Holdings, Inc. Class A (a)	194,127	2,506,180
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	1,267,598
Lazard Ltd. Class A	493,290	22,923,186
LPL Financial (b)	304,074	13,981,323
Manning & Napier, Inc. Class A	54,262	497,040
Medley Management, Inc. (b)	4,790	28,501
Moelis & Co. Class A (b)	59,608	1,759,032
National Holdings Corp. (a)	3,483	9,961
NorthStar Asset Management Group, Inc.	726,752	9,883,827
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	719,741
Piper Jaffray Companies (a)	58,981	2,390,500
Pzena Investment Management, Inc.	54,513	528,776
Raymond James Financial, Inc.	487,728	28,644,265
RCS Capital Corp. Class A (a)(b)	169,484	93,216
Safeguard Scientifics, Inc. (a)(b)	80,346	1,308,836
SEI Investments Co.	516,273	28,080,088
Silvercrest Asset Management Group Class A	17,895	230,309
Stifel Financial Corp. (a)	259,022	11,749,238
TD Ameritrade Holding Corp.	1,018,287	37,299,853
U.S. Global Investments, Inc. Class A	36,632	46,156
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A	86,087	1,915,436
Virtus Investment Partners, Inc.	26,142	3,561,586
Waddell & Reed Financial, Inc. Class A (b)	315,585	11,802,879
Westwood Holdings Group, Inc.	28,263	1,649,146
WisdomTree Investments, Inc. (b)	430,987	9,373,967
Zais Group Holdings, Inc. (a)	127	1,270
		288,400,176
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	1,645,482	32,843,821
Asta Funding, Inc. (a)	30,764	257,802
Atlanticus Holdings Corp. (a)	33,601	106,851
Cash America International, Inc.	106,279	3,586,916
Consumer Portfolio Services, Inc. (a)	62,243	291,297
Credit Acceptance Corp. (a)(b)	38,193	7,654,641
Emergent Capital, Inc. (a)(b)	97,592	417,694
Encore Capital Group, Inc. (a)(b)	90,712	2,990,775
Enova International, Inc. (a)(b)	98,121	737,870
EZCORP, Inc. (non-vtg.) Class A (a)(b)	197,585	1,144,017
First Cash Financial Services, Inc. (a)	111,991	4,355,330
First Marblehead Corp. (a)(b)	27,325	108,754
Green Dot Corp. Class A (a)	175,576	2,953,188
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	1,018
J.G. Wentworth Co. (a)(b)	50,066	95,125
LendingClub Corp. (b)	780,957	9,387,103
Nelnet, Inc. Class A	76,738	2,532,354
Nicholas Financial, Inc. (a)	73,640	948,483
OneMain Holdings, Inc. (a)	171,823	8,326,543
PRA Group, Inc. (a)(b)	180,501	7,456,496
QC Holdings, Inc.	15,915	21,485
Regional Management Corp. (a)	42,651	669,621
Santander Consumer U.S.A. Holdings, Inc. (a)	399,358	7,044,675
SLM Corp. (a)	1,600,739	10,812,992
World Acceptance Corp. (a)(b)	33,676	1,452,783
		106,197,634
Diversified Financial Services - 0.8%
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	315,166	22,758,137
FactSet Research Systems, Inc.	149,244	25,301,335
Gain Capital Holdings, Inc.	100,645	831,328
MarketAxess Holdings, Inc.	142,429	15,208,569
Marlin Business Services Corp.	34,930	610,576
Morningstar, Inc.	78,602	6,347,112
MSCI, Inc. Class A	360,356	25,268,163
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(b)	83,480	803,912
On Deck Capital, Inc. (b)	139,673	1,389,746
PICO Holdings, Inc. (a)(b)	92,014	996,512
Resource America, Inc. Class A	59,547	347,754
Tiptree Financial, Inc. (b)	72,404	497,415
Value Line, Inc.	13,155	199,693
Voya Financial, Inc.	846,144	34,438,061
		134,998,313
Insurance - 4.6%
1347 Property Insurance Holdings, Inc. (a)	6,993	54,615
Alleghany Corp. (a)	60,964	31,052,623
Allied World Assurance Co. Holdings AG	356,872	12,961,591
AMBAC Financial Group, Inc. (a)	175,979	2,970,526
American Equity Investment Life Holding Co.	307,063	8,232,359
American Financial Group, Inc.	260,990	19,313,260
American National Insurance Co.	34,519	3,705,960
Amerisafe, Inc.	72,515	3,904,208
AmTrust Financial Services, Inc. (b)	149,482	9,344,120
Arch Capital Group Ltd. (a)	453,119	32,837,534
Argo Group International Holdings, Ltd.	108,758	6,909,396
Arthur J. Gallagher & Co.	624,875	27,338,281
Aspen Insurance Holdings Ltd.	240,330	12,141,472
Assured Guaranty Ltd.	563,362	14,895,291
Atlas Financial Holdings, Inc. (a)	22,615	474,237
Axis Capital Holdings Ltd.	382,841	21,439,096
Baldwin & Lyons, Inc. Class B	33,745	791,320
Blue Capital Reinsurance Holdings Ltd.	20,513	357,542
Brown & Brown, Inc.	425,135	13,799,882
Citizens, Inc. Class A (a)(b)	170,904	1,585,989
CNA Financial Corp.	125,513	4,611,348
CNO Financial Group, Inc.	744,149	15,054,134
Crawford & Co. Class B	78,389	468,766
Donegal Group, Inc. Class A	26,385	367,279
eHealth, Inc. (a)(b)	71,274	922,998
EMC Insurance Group	26,226	685,023
Employers Holdings, Inc.	119,545	3,276,728
Endurance Specialty Holdings Ltd.	225,075	14,845,947
Enstar Group Ltd. (a)	44,101	6,796,405
Erie Indemnity Co. Class A	97,039	9,347,767
Everest Re Group Ltd.	165,131	30,456,762
FBL Financial Group, Inc. Class A	42,270	2,887,886
Federated National Holding Co.	50,478	1,443,166
Fidelity & Guaranty Life	47,968	1,231,818
First Acceptance Corp. (a)	24,679	62,685
First American Financial Corp.	408,979	16,130,132
FNF Group	1,047,723	37,560,870
FNFV Group (a)(b)	323,709	3,622,304
Genworth Financial, Inc. Class A (a)	1,975,000	9,973,750
Global Indemnity PLC (a)(b)	37,631	1,104,094
Greenlight Capital Re, Ltd. (a)	113,545	2,340,162
Hallmark Financial Services, Inc. (a)	45,911	585,365
Hanover Insurance Group, Inc.	164,112	13,883,875
HCI Group, Inc. (b)	36,061	1,411,067
Health Insurance Innovations, Inc. (a)(b)	19,782	107,218
Heritage Insurance Holdings, Inc. (a)	88,805	1,994,560
Horace Mann Educators Corp.	158,217	5,526,520
Independence Holding Co.	14,261	215,769
Infinity Property & Casualty Corp.	44,895	3,838,523
Investors Title Co.	4,573	398,080
James River Group Holdings Ltd.	72,297	2,320,734
Kansas City Life Insurance Co.	10,866	542,431
Kemper Corp.	192,550	7,915,731
Maiden Holdings Ltd.	214,364	3,303,349
Markel Corp. (a)(b)	52,768	47,764,011
MBIA, Inc. (a)(b)	578,599	3,801,395
Mercury General Corp.	139,381	7,212,967
National General Holdings Corp.	220,524	4,831,681
National Interstate Corp.	62,099	1,623,268
National Western Life Group, Inc.	8,974	2,362,406
Navigators Group, Inc. (a)	44,036	3,798,545
Old Republic International Corp.	894,843	16,966,223
OneBeacon Insurance Group Ltd.	89,144	1,235,536
PartnerRe Ltd.	177,647	24,716,027
Patriot National, Inc.	79,918	1,165,204
Phoenix Companies, Inc. (a)	20,781	746,661
Primerica, Inc.	191,894	9,832,649
ProAssurance Corp.	206,418	10,921,576
Reinsurance Group of America, Inc.	248,708	22,851,291
RenaissanceRe Holdings Ltd.	169,268	18,748,124
RLI Corp.	140,218	8,511,233
Safety Insurance Group, Inc.	52,194	2,923,386
Selective Insurance Group, Inc.	212,026	7,317,017
StanCorp Financial Group, Inc.	158,856	18,052,396
State Auto Financial Corp.	61,570	1,429,040
State National Companies, Inc. (b)	119,044	1,203,535
Stewart Information Services Corp.	81,557	3,534,680
Symetra Financial Corp.	359,863	11,328,487
Third Point Reinsurance Ltd. (a)(b)	234,926	3,338,298
United Fire Group, Inc.	81,955	3,280,659
United Insurance Holdings Corp.	65,305	1,236,877
Universal Insurance Holdings, Inc. (b)	115,060	2,272,435
Validus Holdings Ltd.	316,485	14,931,762
W.R. Berkley Corp.	374,961	20,870,329
White Mountains Insurance Group Ltd.	22,867	18,476,536
Willis Group Holdings PLC	665,089	30,567,490
		757,194,272
Real Estate Investment Trusts - 9.9%
Acadia Realty Trust (SBI)	285,952	9,590,830
AG Mortgage Investment Trust, Inc.	118,038	1,744,602
Agree Realty Corp.	85,113	2,854,690
Alexanders, Inc.	14,543	5,827,671
Alexandria Real Estate Equities, Inc.	271,099	24,965,507
Altisource Residential Corp. Class B	219,951	2,912,151
American Assets Trust, Inc.	157,178	6,257,256
American Campus Communities, Inc.	421,793	17,040,437
American Capital Agency Corp.	1,294,255	23,231,877
American Capital Mortgage Investment Corp.	201,392	3,018,866
American Homes 4 Rent Class A	597,002	10,017,694
American Residential Properties, Inc. (b)	125,474	2,194,540
Annaly Capital Management, Inc. (b)	3,520,360	33,725,049
Anworth Mortgage Asset Corp.	535,062	2,573,648
Apollo Commercial Real Estate Finance, Inc.	217,372	3,814,879
Apollo Residential Mortgage, Inc.	129,369	1,679,210
Apple Hospitality (REIT), Inc. (b)	584,220	11,392,290
Arbor Realty Trust, Inc.	168,473	1,159,094
Ares Commercial Real Estate Corp.	147,369	1,896,639
Armada Hoffler Properties, Inc.	102,551	1,157,801
Armour Residential REIT, Inc.	165,915	3,505,784
Ashford Hospitality Prime, Inc.	103,173	1,465,057
Ashford Hospitality Trust, Inc.	353,602	2,485,822
BioMed Realty Trust, Inc.	758,686	17,806,360
Blackstone Mortgage Trust, Inc.	344,694	9,961,657
Bluerock Residental Growth (REIT), Inc.	67,533	772,578
Brandywine Realty Trust (SBI)	660,673	9,090,860
Brixmor Property Group, Inc.	635,378	15,954,342
BRT Realty Trust (a)	19,147	130,008
Camden Property Trust (SBI)	320,202	24,457,029
Campus Crest Communities, Inc. (b)	250,757	1,680,072
Capstead Mortgage Corp.	366,600	3,479,034
Care Capital Properties, Inc.	317,061	10,034,981
CareTrust (REIT), Inc.	187,752	2,095,312
CatchMark Timber Trust, Inc.	142,744	1,620,144
CBL & Associates Properties, Inc.	571,475	7,469,178
Cedar Shopping Centers, Inc.	355,338	2,601,074
Chambers Street Properties	884,777	6,653,523
Chatham Lodging Trust	157,059	3,579,375
Cherry Hill Mortgage Investment Corp.	38,323	564,881
Chesapeake Lodging Trust	225,728	6,130,772
Chimera Investment Corp.	761,928	10,735,566
CIM Commercial Trust Corp.	63,257	1,169,622
City Office (REIT), Inc.	58,071	677,689
Colony Financial, Inc.	427,555	8,747,775
Columbia Property Trust, Inc.	484,020	12,129,541
Communications Sales & Leasing, Inc. (b)	457,389	8,896,216
Condor Hospitality Trust, Inc. (a)	1,649	2,457
CorEnergy Infrastructure Trust, Inc. (b)	217,848	1,100,132
Coresite Realty Corp.	115,309	6,753,648
Corporate Office Properties Trust (SBI)	347,090	7,736,636
Corrections Corp. of America	437,946	11,290,248
Cousins Properties, Inc.	789,875	7,764,471
CubeSmart	612,844	17,846,017
CyrusOne, Inc.	246,615	8,917,598
CYS Investments, Inc. (b)	595,977	4,517,506
DCT Industrial Trust, Inc. (b)	340,349	12,991,121
DDR Corp.	1,087,940	18,549,377
DiamondRock Hospitality Co.	775,614	8,632,584
Digital Realty Trust, Inc.	552,857	39,866,518
Douglas Emmett, Inc.	515,408	15,967,340
Duke Realty LP	1,276,482	25,976,409
DuPont Fabros Technology, Inc.	250,582	8,279,229
Dynex Capital, Inc. (b)	240,801	1,654,303
Easterly Government Properties, Inc.	78,889	1,408,958
EastGroup Properties, Inc.	123,895	7,211,928
Education Realty Trust, Inc. (b)	208,102	7,668,559
Ellington Residential Mortgage REIT	28,927	383,572
Empire State Realty Trust, Inc.	456,901	8,402,409
EPR Properties	215,847	12,096,066
Equity Commonwealth (a)	490,826	13,556,614
Equity Lifestyle Properties, Inc.	303,710	18,945,430
Equity One, Inc.	273,332	7,442,830
Extra Space Storage, Inc.	461,428	38,644,595
Federal Realty Investment Trust (SBI)	259,430	38,011,684
FelCor Lodging Trust, Inc.	482,102	3,866,458
First Industrial Realty Trust, Inc.	413,921	9,458,095
First Potomac Realty Trust	233,279	2,710,702
Five Oaks Investment Corp. (b)	62,057	423,849
Four Corners Property Trust, Inc. (a)(b)	140,000	2,772,000
Franklin Street Properties Corp.	381,396	3,993,216
Gaming & Leisure Properties	347,981	9,461,603
Getty Realty Corp.	132,068	2,304,587
Gladstone Commercial Corp.	92,895	1,355,338
Gladstone Land Corp.	66,704	627,685
Global Net Lease, Inc. (b)	630,473	5,585,991
Government Properties Income Trust (b)	248,301	4,203,736
Gramercy Property Trust, Inc.	217,690	5,200,614
Great Ajax Corp.	23,937	304,718
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	129,567	2,262,240
Hatteras Financial Corp.	352,200	4,958,976
Healthcare Realty Trust, Inc.	366,835	9,974,244
Healthcare Trust of America, Inc.	486,580	12,704,604
Hersha Hospitality Trust	183,682	4,336,732
Highwoods Properties, Inc. (SBI)	338,059	14,725,850
Hospitality Properties Trust (SBI)	564,898	15,687,217
Hudson Pacific Properties, Inc.	284,643	8,160,715
Independence Realty Trust, Inc. (b)	144,943	1,133,454
InfraReit, Inc.	92,221	1,860,098
Inland Real Estate Corp.	395,195	3,797,824
Invesco Mortgage Capital, Inc.	450,452	6,045,066
Investors Real Estate Trust	532,917	4,353,932
iStar Financial, Inc. (a)(b)	299,680	3,955,776
JAVELIN Mortgage Investment Corp.	53,341	342,983
Jernigan Capital, Inc. (b)	21,999	350,444
Kilroy Realty Corp. (b)	342,858	22,878,914
Kite Realty Group Trust	325,424	8,757,160
Ladder Capital Corp. Class A (b)	163,567	2,314,473
Lamar Advertising Co. Class A	304,640	17,794,022
LaSalle Hotel Properties (SBI) (b)	422,931	11,930,884
Lexington Corporate Properties Trust	783,923	6,733,899
Liberty Property Trust (SBI) (b)	561,975	19,050,953
LTC Properties, Inc.	133,945	5,710,075
Mack-Cali Realty Corp.	326,658	7,676,463
Medical Properties Trust, Inc.	871,038	10,461,166
MFA Financial, Inc.	1,425,880	9,952,642
Mid-America Apartment Communities, Inc.	281,299	24,911,839
Monmouth Real Estate Investment Corp. Class A	284,308	2,962,489
Monogram Residential Trust, Inc. (b)	610,595	6,093,738
National Health Investors, Inc.	128,196	7,741,756
National Retail Properties, Inc. (b)	491,481	18,902,359
National Storage Affiliates Trust	74,883	1,240,062
New Residential Investment Corp.	860,290	10,942,889
New Senior Investment Group, Inc.	314,790	2,905,512
New York (REIT), Inc.	618,648	7,120,638
New York Mortgage Trust, Inc. (b)	390,199	2,263,154
Newcastle Investment Corp.	278,628	1,212,032
NexPoint Residential Trust, Inc.	81,233	1,076,337
NorthStar Realty Europe Corp.	225,550	2,578,037
NorthStar Realty Finance Corp.	683,133	12,323,719
Omega Healthcare Investors, Inc.	606,945	20,903,186
One Liberty Properties, Inc.	61,827	1,381,215
Orchid Island Capital, Inc. (b)	86,482	827,633
Outfront Media, Inc.	517,363	11,821,745
Owens Realty Mortgage, Inc. (b)	33,263	464,351
Paramount Group, Inc.	638,131	11,728,848
Parkway Properties, Inc.	310,323	5,300,317
Pebblebrook Hotel Trust (b)	276,662	8,811,685
Pennsylvania Real Estate Investment Trust (SBI)	257,451	5,550,644
PennyMac Mortgage Investment Trust	274,520	4,568,013
Physicians Realty Trust	319,439	5,114,218
Piedmont Office Realty Trust, Inc. Class A	589,439	11,488,166
Post Properties, Inc.	207,822	12,253,185
Potlatch Corp.	161,680	5,403,346
Power (REIT) (a)	1,227	4,908
Preferred Apartment Communities, Inc. Class A	97,537	1,144,109
PS Business Parks, Inc.	78,854	6,972,271
QTS Realty Trust, Inc. Class A	127,927	5,401,078
RAIT Financial Trust	334,341	1,444,353
Ramco-Gershenson Properties Trust (SBI)	325,713	5,494,778
Rayonier, Inc.	471,663	11,381,228
Redwood Trust, Inc. (b)	322,279	4,441,005
Regency Centers Corp.	350,321	23,604,629
Resource Capital Corp. (b)	136,269	1,715,627
Retail Opportunity Investments Corp.	379,374	6,938,750
Retail Properties America, Inc.	904,064	13,832,179
Rexford Industrial Realty, Inc.	207,368	3,340,698
RLJ Lodging Trust	485,015	11,834,366
Rouse Properties, Inc. (b)	142,850	2,299,885
Ryman Hospitality Properties, Inc.	193,927	10,537,993
Sabra Health Care REIT, Inc.	244,769	5,061,823
Saul Centers, Inc.	55,021	3,060,818
Select Income REIT (b)	235,315	4,833,370
Senior Housing Properties Trust (SBI)	872,420	12,606,469
Seritage Growth Properties (a)(b)	177,075	6,463,238
Silver Bay Realty Trust Corp.	154,607	2,431,968
SoTHERLY Hotels, Inc.	42,144	261,293
Sovran Self Storage, Inc.	130,948	13,158,965
Spirit Realty Capital, Inc.	1,670,108	16,400,461
Stag Industrial, Inc.	260,318	5,310,487
Starwood Property Trust, Inc.	875,915	17,807,352
Starwood Waypoint Residential	146,441	3,463,330
Store Capital Corp. (b)	198,646	4,521,183
Strategic Hotel & Resorts, Inc. (a)	1,027,932	14,555,517
Summit Hotel Properties, Inc.	331,015	4,412,430
Sun Communities, Inc.	217,247	14,522,962
Sunstone Hotel Investors, Inc.	773,720	11,358,210
Tanger Factory Outlet Centers, Inc.	356,770	11,884,009
Taubman Centers, Inc.	232,614	16,717,968
Terreno Realty Corp.	173,007	3,918,609
The GEO Group, Inc.	279,901	8,206,697
TIER REIT, Inc.	178,409	2,792,101
Two Harbors Investment Corp.	1,363,373	11,588,671
UDR, Inc.	971,314	35,851,200
UMH Properties, Inc.	98,719	967,446
United Development Funding IV (b)	125,270	2,238,575
Universal Health Realty Income Trust (SBI)	56,799	2,992,739
Urban Edge Properties	343,615	8,243,324
Urstadt Biddle Properties, Inc. Class A	125,843	2,519,377
VEREIT, Inc.	3,410,912	28,412,897
Washington REIT (SBI) (b)	253,868	6,983,909
Weingarten Realty Investors (SBI)	424,688	14,847,092
Western Asset Mortgage Capital Corp. (b)	148,255	1,744,961
Wheeler REIT, Inc.	17,690	32,903
Whitestone REIT Class B	100,173	1,216,100
WP Carey, Inc. (b)	371,302	22,972,455
WP Glimcher, Inc.	694,923	7,331,438
Xenia Hotels & Resorts, Inc. (b)	424,028	7,102,469
ZAIS Financial Corp.	23,731	363,322
		1,620,183,728
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	176,542	6,692,707
Altisource Portfolio Solutions SA (a)(b)	55,430	1,594,721
American Realty Investments, Inc. (a)	2,022	9,645
AV Homes, Inc. (a)(b)	44,054	613,232
Consolidated-Tomoka Land Co.	22,264	1,327,825
Farmland Partners, Inc.	43,759	498,415
Forest City Enterprises, Inc.:
Class A (a)	790,732	17,585,880
Class B (a)	36	799
Forestar Group, Inc. (a)(b)	135,057	1,835,425
FRP Holdings, Inc. (a)	19,676	609,759
Griffin Industrial Realty, Inc.	7,963	214,842
Howard Hughes Corp. (a)	137,324	16,999,338
InterGroup Corp. (a)	845	21,970
J.W. Mays, Inc. (a)	15	840
Jones Lang LaSalle, Inc.	166,557	27,668,449
Kennedy-Wilson Holdings, Inc.	339,145	8,851,685
Marcus & Millichap, Inc. (a)	51,096	1,676,460
Maui Land & Pineapple, Inc. (a)(b)	17,943	97,072
RE/MAX Holdings, Inc.	63,612	2,386,086
Realogy Holdings Corp. (a)	548,914	22,675,637
Tejon Ranch Co. (a)(b)	57,888	1,222,595
The St. Joe Co. (a)(b)	282,084	5,478,071
Transcontinental Realty Investors, Inc. (a)	1,510	13,590
		118,075,043
Thrifts & Mortgage Finance - 1.1%
Anchor BanCorp Wisconsin, Inc. (a)	23,456	984,917
ASB Bancorp, Inc. (a)	23	597
Astoria Financial Corp.	343,825	5,542,459
Atlantic Coast Financial Corp. (a)	8,654	50,539
Bank Mutual Corp.	163,696	1,263,733
BankFinancial Corp.	65,539	842,176
BBX Capital Corp. (a)(b)	42,087	717,583
Bear State Financial, Inc. (b)	45,612	485,768
Beneficial Bancorp, Inc. (a)	315,797	4,408,526
BofI Holding, Inc. (a)(b)	214,001	4,286,440
Brookline Bancorp, Inc., Delaware	275,450	3,233,783
BSB Bancorp, Inc. (a)(b)	29,828	677,096
Cape Bancorp, Inc.	29,744	390,539
Capitol Federal Financial, Inc.	520,908	6,756,177
Charter Financial Corp.	62,615	835,284
Cheviot Financial Corp.	117	1,773
Chicopee Bancorp, Inc.	13,096	225,251
Citizens Community Bancorp, Inc.	2,013	18,701
Clifton Bancorp, Inc.	102,761	1,524,973
Dime Community Bancshares, Inc.	144,735	2,679,045
Elmira Savings Bank	185	3,543
Entegra Financial Corp. (a)	1,687	31,210
ESSA Bancorp, Inc.	32,482	434,934
Essent Group Ltd. (a)	250,089	6,182,200
EverBank Financial Corp.	333,864	5,762,493
Farmer Mac Class C (non-vtg.)	41,556	1,245,433
First Capital, Inc.	91	2,299
First Clover Leaf Financial Corp.	10,566	102,807
First Defiance Financial Corp.	36,252	1,505,546
First Financial Northwest, Inc.	38,725	524,337
Flagstar Bancorp, Inc. (a)	79,941	1,963,351
Fox Chase Bancorp, Inc.	37,869	690,731
Greene County Bancorp, Inc.	16	460
Hamilton Bancorp, Inc. (a)	69	1,027
HF Financial Corp.	945	15,337
Hingham Institution for Savings	4,840	630,120
HMN Financial, Inc. (a)	3,871	46,568
Home Bancorp, Inc.	15,826	417,806
Home Federal Bancorp, Inc.	31	715
HomeStreet, Inc. (a)(b)	92,903	2,013,208
HopFed Bancorp, Inc.	18,100	211,589
Impac Mortgage Holdings, Inc. (a)(b)	31,836	595,015
Kearny Financial Corp.	92,949	1,171,157
Lake Sunapee Bank Group	20,505	287,070
Lendingtree, Inc. (a)(b)	26,436	2,693,300
Malvern Bancorp, Inc. (a)	67	1,087
Meridian Bancorp, Inc.	187,908	2,754,731
Meta Financial Group, Inc.	29,775	1,339,875
MGIC Investment Corp. (a)(b)	1,244,648	11,873,942
Nationstar Mortgage Holdings, Inc. (a)(b)	145,355	1,979,735
Naugatuck Valley Financial Corp. (a)	36,864	404,029
New York Community Bancorp, Inc.	1,831,807	30,041,635
NMI Holdings, Inc. (a)	199,017	1,470,736
Northfield Bancorp, Inc. (b)	229,310	3,652,908
Northwest Bancshares, Inc. (b)	395,035	5,506,788
Ocean Shore Holding Co.	5,982	103,190
OceanFirst Financial Corp.	46,171	912,339
Oconee Federal Financial Corp.	5	92
Ocwen Financial Corp. (a)(b)	404,490	2,884,014
Oneida Financial Corp.	16,145	324,999
Oritani Financial Corp.	165,696	2,873,169
PennyMac Financial Services, Inc. (a)	84,716	1,374,941
PHH Corp. (a)	187,159	3,176,088
Poage Bankshares, Inc.	6,654	111,455
Provident Bancorp, Inc. (a)	5,687	71,542
Provident Financial Holdings, Inc.	21,795	402,772
Provident Financial Services, Inc.	214,102	4,470,450
Prudential Bancorp, Inc.	917	13,700
Pulaski Financial Corp.	11,679	191,652
Radian Group, Inc.	782,195	11,146,279
River Valley Bancorp	1,379	49,492
Riverview Bancorp, Inc.	30,435	136,958
Security National Financial Corp. Class A	35,110	238,748
SI Financial Group, Inc.	23,177	300,837
Southern Missouri Bancorp, Inc.	20,482	489,110
Stonegate Mortgage Corp. (a)(b)	75,820	398,055
Territorial Bancorp, Inc.	30,643	882,825
TFS Financial Corp.	334,694	6,282,206
Timberland Bancorp, Inc.	12,774	160,058
Trustco Bank Corp., New York	396,403	2,600,404
United Community Bancorp, Inc.	1,461	21,813
United Community Financial Corp.	251,020	1,475,998
United Financial Bancorp, Inc. New	202,055	2,810,585
Walker & Dunlop, Inc. (a)(b)	106,999	3,160,750
Walter Investment Management Corp. (a)(b)	145,755	2,119,278
Washington Federal, Inc.	359,078	9,278,576
Waterstone Financial, Inc.	131,265	1,818,020
Westfield Financial, Inc.	94,628	760,809
WSFS Financial Corp.	112,418	3,840,199
		185,364,485

TOTAL FINANCIALS		4,229,566,653

HEALTH CARE - 12.8%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(b)	23,983	111,521
ACADIA Pharmaceuticals, Inc. (a)(b)	298,321	11,321,282
Acceleron Pharma, Inc. (a)(b)	111,800	4,792,866
Achillion Pharmaceuticals, Inc. (a)(b)	439,487	4,473,978
Acorda Therapeutics, Inc. (a)(b)	165,219	6,309,714
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	242,157
Adamas Pharmaceuticals, Inc. (a)	37,227	594,515
Aduro Biotech, Inc. (b)	31,278	969,305
Advaxis, Inc. (a)(b)	106,528	1,285,793
Aegerion Pharmaceuticals, Inc. (a)(b)	106,878	1,094,431
Agenus, Inc. (a)	258,681	1,321,860
Agios Pharmaceuticals, Inc. (a)(b)	96,539	6,235,454
Aimmune Therapeutics, Inc. (a)(b)	35,492	759,174
Akebia Therapeutics, Inc. (a)(b)	63,449	680,808
Alder Biopharmaceuticals, Inc. (a)(b)	95,755	3,567,831
Aldeyra Therapeutics, Inc. (a)	22,558	164,222
Alkermes PLC (a)(b)	562,892	41,293,757
Alnylam Pharmaceuticals, Inc. (a)	275,320	28,649,799
AMAG Pharmaceuticals, Inc. (a)(b)	124,733	3,320,392
Amicus Therapeutics, Inc. (a)(b)	470,133	5,044,527
AmpliPhi Biosciences Corp. (a)(b)	17,690	103,310
Anacor Pharmaceuticals, Inc. (a)	164,493	19,201,268
Anthera Pharmaceuticals, Inc. (a)	129,963	739,489
Applied Genetic Technologies Corp. (a)(b)	40,287	686,490
Aquinox Pharmaceuticals, Inc. (a)(b)	32,191	385,970
ARCA Biopharma, Inc. (a)(b)	7,333	42,385
Ardelyx, Inc. (a)(b)	17,205	336,530
Arena Pharmaceuticals, Inc. (a)(b)	911,709	2,178,985
Argos Therapeutics, Inc. (a)	33,363	135,787
ARIAD Pharmaceuticals, Inc. (a)(b)	705,428	4,521,793
ArQule, Inc. (a)	223,720	507,844
Array BioPharma, Inc. (a)(b)	516,918	2,046,995
Arrowhead Research Corp. (a)(b)	213,627	1,350,123
Asterias Biotherapeutics, Inc. (a)(b)	52,700	252,960
Atara Biotherapeutics, Inc. (a)(b)	60,808	2,389,754
Athersys, Inc. (a)(b)	318,191	350,010
aTyr Pharma, Inc. (a)(b)	24,717	210,342
Avalanche Biotechnologies, Inc. (a)(b)	53,874	564,600
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	269,273
Bellicum Pharmaceuticals, Inc. (b)	33,283	766,507
BIND Therapeutics, Inc. (a)(b)	35,747	168,011
Biocept, Inc. (a)(b)	60,358	116,491
BioCryst Pharmaceuticals, Inc. (a)(b)	264,926	2,810,865
BioMarin Pharmaceutical, Inc. (a)	607,906	57,975,995
Biospecifics Technologies Corp. (a)	16,807	814,299
Biota Pharmaceuticals, Inc. (a)	114,179	212,373
BioTime, Inc. (a)(b)	232,753	819,291
bluebird bio, Inc. (a)(b)	135,341	12,011,514
Blueprint Medicines Corp. (b)	33,505	775,976
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	125,692
Calithera Biosciences, Inc. (a)(b)	34,697	275,494
Cancer Genetics, Inc. (a)(b)	27,876	97,008
Capricor Therapeutics, Inc. (a)	40,820	172,260
Cara Therapeutics, Inc. (a)	63,234	1,046,523
CareDx, Inc. (a)(b)	9,326	60,712
CASI Pharmaceuticals, Inc. (a)	37,512	39,388
Catabasis Pharmaceuticals, Inc. (b)	25,262	209,675
Catalyst Biosciences, Inc. (a)	21,490	62,966
Catalyst Pharmaceutical Partners, Inc. (a)(b)	276,321	750,212
Cel-Sci Corp. (a)(b)	339,496	158,714
Celator Pharmaceuticals, Inc. (a)(b)	60,246	109,045
Celladon Corp. (a)(b)	36,204	64,443
Celldex Therapeutics, Inc. (a)(b)	370,095	6,665,411
Cellectar Biosciences, Inc. (a)	44,858	52,035
Cellular Biomedicine Group, Inc. (a)(b)	29,329	673,687
Celsion Corp. (a)(b)	60,020	135,645
Cepheid, Inc. (a)(b)	270,157	9,709,443
Cerulean Pharma, Inc. (a)(b)	48,961	158,634
ChemoCentryx, Inc. (a)	80,697	609,262
Chiasma, Inc. (a)	21,495	476,974
Chimerix, Inc. (a)(b)	158,434	6,400,734
Cidara Therapeutics, Inc. (b)	14,000	215,880
Cleveland Biolabs, Inc. (a)(b)	10,000	42,100
Clovis Oncology, Inc. (a)(b)	123,188	3,874,263
Coherus BioSciences, Inc. (b)	41,043	1,246,476
Colucid Pharmaceuticals, Inc. (b)	21,348	121,470
Conatus Pharmaceuticals, Inc. (a)(b)	52,030	165,976
Concert Pharmaceuticals, Inc. (a)	53,369	1,223,751
Corbus Pharmaceuticals Holdings, Inc. (a)	76,742	136,601
CorMedix, Inc. (a)(b)	116,216	278,918
CTI BioPharma Corp. (a)(b)	630,308	775,279
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(b)	448,089	1,227,764
Cyclacel Pharmaceuticals, Inc. (a)	68,516	48,989
Cytokinetics, Inc. (a)(b)	134,532	1,590,168
Cytori Therapeutics, Inc. (a)(b)	641,498	233,441
CytRx Corp. (a)(b)	205,144	642,101
DARA BioSciences, Inc. (a)	29,398	27,928
Dicerna Pharmaceuticals, Inc. (a)	54,393	726,690
Discovery Laboratories, Inc. (a)	596,150	180,157
Dyax Corp. (a)	552,065	18,582,508
Dynavax Technologies Corp. (a)(b)	142,442	3,972,707
Eagle Pharmaceuticals, Inc. (a)(b)	33,845	3,101,556
Eleven Biotherapeutics, Inc. (a)(b)	33,461	106,741
Emergent BioSolutions, Inc. (a)(b)	119,435	4,499,116
Enanta Pharmaceuticals, Inc. (a)(b)	49,484	1,558,746
Enzon Pharmaceuticals, Inc.	134,828	97,872
Epirus Biopharmaceuticals, Inc. (a)(b)	53,731	261,670
Epizyme, Inc. (a)(b)	87,248	1,405,565
Esperion Therapeutics, Inc. (a)(b)	51,546	1,464,422
Exact Sciences Corp. (a)(b)	361,271	3,283,953
Exelixis, Inc. (a)(b)	773,887	4,426,634
Fate Therapeutics, Inc. (a)(b)	72,909	305,489
Fibrocell Science, Inc. (a)(b)	127,647	753,117
FibroGen, Inc. (b)	183,284	5,450,866
Five Prime Therapeutics, Inc. (a)(b)	93,085	3,579,118
Flexion Therapeutics, Inc. (a)(b)	39,522	768,308
Fortress Biotech, Inc. (a)(b)	164,005	490,375
Foundation Medicine, Inc. (a)(b)	49,011	833,677
Galectin Therapeutics, Inc. (a)(b)	80,065	160,130
Galena Biopharma, Inc. (a)(b)	643,304	964,956
Galmed Pharmaceuticals Ltd. (a)(b)	20,354	191,124
Genocea Biosciences, Inc. (a)(b)	72,934	466,778
Genomic Health, Inc. (a)(b)	85,089	2,579,898
GenVec, Inc. (a)	142,471	256,448
Geron Corp. (a)(b)	630,579	3,215,953
Global Blood Therapeutics, Inc. (a)(b)	25,063	1,176,958
GlobeImmune, Inc. (a)	5,000	17,100
GlycoMimetics, Inc. (a)	32,989	230,263
GTx, Inc. (a)(b)	319,050	296,717
Halozyme Therapeutics, Inc. (a)(b)	417,070	7,423,846
Harvard Apparatus (a)	22,493	73,102
Heat Biologics, Inc. (a)(b)	18,898	58,584
Hemispherx Biopharma, Inc. (a)	767,203	92,832
Heron Therapeutics, Inc. (a)(b)	110,434	3,307,498
Histogenics Corp.	270	888
iBio, Inc. (a)	302,306	207,080
Idera Pharmaceuticals, Inc. (a)(b)	391,572	1,519,299
Ignyta, Inc. (a)(b)	90,771	1,334,334
Immucell Corp. (a)	6,741	50,153
Immune Design Corp. (a)	28,510	596,714
Immune Pharmaceuticals, Inc. (a)(b)	99,919	96,921
ImmunoCellular Therapeutics Ltd. (a)(b)	397,924	167,128
ImmunoGen, Inc. (a)(b)	322,362	4,374,452
Immunomedics, Inc. (a)(b)	337,345	1,109,865
Incyte Corp. (a)	619,794	70,805,267
Infinity Pharmaceuticals, Inc. (a)(b)	178,690	1,576,046
Inotek Pharmaceuticals Corp. (b)	52,560	630,194
Inovio Pharmaceuticals, Inc. (a)(b)	243,066	1,801,119
Insmed, Inc. (a)	239,671	3,909,034
Insys Therapeutics, Inc. (a)(b)	87,329	2,782,302
Intercept Pharmaceuticals, Inc. (a)(b)	63,478	11,204,502
Intrexon Corp. (a)(b)	183,102	6,648,434
Invitae Corp. (b)	62,640	481,702
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	484,155	5,906,691
Isis Pharmaceuticals, Inc. (a)(b)	451,372	27,551,747
IsoRay, Inc. (a)(b)	212,731	253,150
Juno Therapeutics, Inc. (b)	266,182	15,010,003
KaloBios Pharmaceuticals, Inc. (a)(b)	8,954	293,512
Karyopharm Therapeutics, Inc. (a)(b)	75,665	1,414,936
Keryx Biopharmaceuticals, Inc. (a)(b)	397,703	2,294,746
Kindred Biosciences, Inc. (a)(b)	44,644	178,130
Kite Pharma, Inc. (a)(b)	142,402	11,729,653
La Jolla Pharmaceutical Co. (a)(b)	47,536	1,606,241
Lexicon Pharmaceuticals, Inc. (a)(b)	166,125	2,285,880
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	67,068	7,181,641
General CVR (a)	26,087	1,852
Glucagon CVR (a)	26,087	1,435
rights (a)	26,087	183
TR Beta CVR (a)	26,087	1,098
Lion Biotechnologies, Inc. (a)(b)	175,510	1,277,713
Loxo Oncology, Inc. (a)(b)	30,833	1,015,331
Lpath, Inc. (a)	62,657	17,544
Macrogenics, Inc. (a)	108,083	3,737,510
MannKind Corp. (a)(b)	991,550	1,983,100
Mast Therapeutics, Inc. (a)(b)	531,478	228,482
Medgenics, Inc. (a)	113,875	788,015
MediciNova, Inc. (a)(b)	77,199	270,197
Medivation, Inc. (a)	594,027	25,115,462
MEI Pharma, Inc. (a)(b)	92,428	168,219
Merrimack Pharmaceuticals, Inc. (a)(b)	410,382	3,861,695
MiMedx Group, Inc. (a)(b)	370,214	3,317,117
Minerva Neurosciences, Inc. (a)	24,020	120,580
Mirati Therapeutics, Inc. (a)	54,496	2,072,483
Momenta Pharmaceuticals, Inc. (a)	229,545	4,099,674
Myriad Genetics, Inc. (a)(b)	264,954	11,525,499
Nanosphere, Inc. (a)(b)	17,987	20,685
NanoViricides, Inc. (a)(b)	143,363	174,903
NantKwest, Inc. (a)(b)	35,665	581,696
Natera, Inc. (a)(b)	32,727	290,943
Navidea Biopharmaceuticals, Inc. (a)(b)	521,568	782,352
Neothetics, Inc. (b)	19,486	177,907
NephroGenex, Inc. (a)(b)	37,286	75,318
Neuralstem, Inc. (a)(b)	348,690	383,559
Neurocrine Biosciences, Inc. (a)(b)	297,414	16,170,399
NewLink Genetics Corp. (a)(b)	76,915	2,815,089
Nivalis Therapeutics, Inc.	23,438	194,535
Northwest Biotherapeutics, Inc. (a)(b)	162,648	751,434
Novavax, Inc. (a)(b)	1,004,224	8,596,157
Ocata Therapeutics, Inc. (a)	127,715	1,095,795
Ohr Pharmaceutical, Inc. (a)(b)	107,815	484,089
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	231,145
OncoMed Pharmaceuticals, Inc. (a)(b)	54,036	1,234,723
Onconova Therapeutics, Inc. (a)(b)	34,799	48,719
Oncothyreon, Inc. (a)(b)	371,190	1,317,725
Opexa Therapeutics, Inc. (a)(b)	35,198	138,328
OpGen, Inc. (a)(b)	81,354	145,624
Ophthotech Corp. (a)(b)	103,430	6,575,045
Opko Health, Inc. (a)(b)	1,201,252	13,141,697
Oragenics, Inc. (a)(b)	79,968	119,952
Orexigen Therapeutics, Inc. (a)(b)	431,749	1,031,880
Organovo Holdings, Inc. (a)(b)	313,584	1,063,050
Osiris Therapeutics, Inc. (b)	62,249	638,675
Otonomy, Inc. (a)(b)	62,628	1,652,753
OvaScience, Inc. (a)(b)	86,485	815,554
OXiGENE, Inc. (a)(b)	55,832	54,715
Palatin Technologies, Inc. (a)	163,845	114,692
PDL BioPharma, Inc.	640,799	2,425,424
Peregrine Pharmaceuticals, Inc. (a)(b)	686,934	886,145
Pfenex, Inc. (a)	61,178	943,365
PharmAthene, Inc. (a)(b)	248,162	436,765
Portola Pharmaceuticals, Inc. (a)(b)	197,648	9,805,317
Progenics Pharmaceuticals, Inc. (a)(b)	265,763	1,785,927
Proteon Therapeutics, Inc. (a)(b)	24,275	386,944
Prothena Corp. PLC (a)(b)	117,314	8,275,330
PTC Therapeutics, Inc. (a)(b)	115,632	3,473,585
Puma Biotechnology, Inc. (a)(b)	81,057	6,103,592
Radius Health, Inc. (a)	126,757	7,708,093
Raptor Pharmaceutical Corp. (a)(b)	312,097	1,972,453
Recro Pharma, Inc. (a)(b)	17,166	152,949
Regulus Therapeutics, Inc. (a)(b)	105,785	1,065,255
Repligen Corp. (a)(b)	125,877	3,578,683
Retrophin, Inc. (a)(b)	114,003	2,547,967
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	299,407
Rigel Pharmaceuticals, Inc. (a)	346,074	1,135,123
RXi Pharmaceuticals Corp. (a)(b)	266,380	112,679
Sage Therapeutics, Inc. (a)	38,356	1,838,020
Sangamo Biosciences, Inc. (a)(b)	263,428	2,181,184
Sarepta Therapeutics, Inc. (a)(b)	154,454	5,677,729
Seattle Genetics, Inc. (a)(b)	398,500	16,729,030
Seres Therapeutics, Inc. (b)	26,616	953,651
Sorrento Therapeutics, Inc. (a)(b)	103,269	827,185
Spark Therapeutics, Inc. (b)	46,453	2,684,519
Spectrum Pharmaceuticals, Inc. (a)(b)	229,828	1,378,968
StemCells, Inc. (a)(b)	384,381	209,488
Stemline Therapeutics, Inc. (a)(b)	63,004	519,153
Sunesis Pharmaceuticals, Inc. (a)(b)	279,837	288,232
Synergy Pharmaceuticals, Inc. (a)(b)	366,581	2,302,129
Synta Pharmaceuticals Corp. (a)(b)	447,308	191,403
Synthetic Biologics, Inc. (a)(b)	270,303	773,067
T2 Biosystems, Inc. (a)(b)	40,368	475,939
Tenax Therapeutics, Inc. (a)(b)	74,064	239,967
TESARO, Inc. (a)(b)	108,428	5,534,165
TetraLogic Pharmaceuticals Corp. (a)(b)	63,792	139,704
TG Therapeutics, Inc. (a)(b)	143,128	1,886,427
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	885,179
Tobira Therapeutics, Inc. (a)(b)	8,246	110,496
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	333,374
TONIX Pharmaceuticals Holding (a)(b)	69,435	503,404
TRACON Pharmaceuticals, Inc. (b)	15,504	184,188
Trevena, Inc. (a)(b)	114,653	1,443,481
Trovagene, Inc. (a)(b)	105,483	681,420
Ultragenyx Pharmaceutical, Inc. (a)	130,576	12,838,232
United Therapeutics Corp. (a)(b)	173,459	26,475,047
Vanda Pharmaceuticals, Inc. (a)(b)	166,035	1,637,105
VBI Vaccines, Inc. (a)(b)	63,322	162,738
Venaxis, Inc. (a)(b)	120,707	44,058
Verastem, Inc. (a)(b)	127,456	289,325
Vericel Corp. (a)	74,721	175,594
Versartis, Inc. (a)(b)	70,958	897,619
Vical, Inc. (a)	229,477	122,495
Viking Therapeutics, Inc. (a)	119	375
Vitae Pharmaceuticals, Inc. (a)(b)	38,518	553,118
Vital Therapies, Inc. (a)(b)	77,773	731,066
vTv Therapeutics, Inc. Class A (a)(b)	25,196	171,081
Xbiotech, Inc. (b)	20,516	153,255
Xencor, Inc. (a)(b)	122,659	1,972,357
XOMA Corp. (a)(b)	371,939	494,679
Zafgen, Inc. (a)(b)	68,402	1,156,678
ZIOPHARM Oncology, Inc. (a)(b)	484,012	6,330,877
		813,041,448
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	82,253	4,373,392
Abiomed, Inc. (a)	144,218	11,763,862
Accuray, Inc. (a)(b)	315,171	2,218,804
Aethlon Medical, Inc. (a)(b)	20,809	150,657
Akers Biosciences, Inc. (a)(b)	12,000	23,520
Alere, Inc. (a)	324,453	13,390,175
Align Technology, Inc. (a)(b)	274,282	18,305,581
Allied Healthcare Products, Inc. (a)	4,954	5,895
Alliqua Biomedical, Inc. (a)	63,749	168,935
Alphatec Holdings, Inc. (a)	230,873	53,101
Amedica Corp. (a)(b)	227,802	30,981
Analogic Corp.	48,659	4,065,459
Angiodynamics, Inc. (a)	104,626	1,245,049
Anika Therapeutics, Inc. (a)(b)	59,059	2,478,116
Antares Pharma, Inc. (a)(b)	554,397	726,260
Atossa Genetics, Inc. (a)(b)	80,935	40,468
Atricure, Inc. (a)(b)	100,959	2,168,599
Atrion Corp.	5,855	2,464,370
Avinger, Inc. (b)	19,354	348,178
AxoGen, Inc. (a)	80,896	444,928
BioLase Technology, Inc. (a)(b)	142,344	128,821
BioLife Solutions, Inc. (a)(b)	5,828	13,113
Bovie Medical Corp. (a)	73,582	142,749
Cantel Medical Corp.	137,659	8,924,433
Cardica, Inc. (a)	251,087	57,373
Cardiovascular Systems, Inc. (a)(b)	112,513	1,800,208
CAS Medical Systems, Inc. (a)	6,117	10,644
Cerus Corp. (a)(b)	380,419	2,156,976
Cesca Therapeutics, Inc. (a)	63,283	23,731
Chembio Diagnostics, Inc. (a)	16,328	85,069
Cogentix Medical, Inc. (a)	51,631	74,865
ConforMis, Inc. (a)(b)	30,190	643,953
CONMED Corp.	106,104	4,509,420
Corindus Vascular Robotics, Inc. (b)	299,051	956,963
Cryolife, Inc.	97,529	1,059,165
Cutera, Inc. (a)	50,450	717,399
Cynosure, Inc. Class A (a)(b)	86,205	3,625,782
CytoSorbents Corp. (a)(b)	93,307	678,342
Delcath Systems, Inc. (a)(b)	31,941	15,651
Derma Sciences, Inc. (a)(b)	83,882	375,791
DexCom, Inc. (a)	301,935	25,670,514
Dynatronics Corp. (a)	3,425	10,172
Echo Therapeutics, Inc. (a)(b)	50,324	76,492
Electromed, Inc. (a)	18,483	39,738
EndoChoice Holdings, Inc. (a)(b)	20,152	179,151
Endologix, Inc. (a)(b)	257,456	2,620,902
Entellus Medical, Inc. (b)	18,828	328,360
EnteroMedics, Inc. (a)(b)	322,774	58,358
ERBA Diagnostics, Inc. (a)	51,403	62,712
Escalon Medical Corp. (a)	3,512	4,285
Exactech, Inc. (a)	39,091	685,265
Fonar Corp. (a)	24,768	394,307
Genmark Diagnostics, Inc. (a)	155,086	1,236,035
Glaukos Corp. (b)	24,550	635,845
Globus Medical, Inc. (a)(b)	251,305	6,817,905
Greatbatch, Inc. (a)	97,803	5,676,486
Haemonetics Corp. (a)	199,801	6,441,584
Halyard Health, Inc. (a)(b)	172,912	5,531,455
Hansen Medical, Inc. (a)(b)	23,684	67,026
HeartWare International, Inc. (a)(b)	62,348	2,983,975
Hill-Rom Holdings, Inc.	212,216	10,803,917
Hologic, Inc. (a)	917,388	37,016,606
ICU Medical, Inc. (a)	53,917	6,116,344
IDEXX Laboratories, Inc. (a)(b)	352,071	24,933,668
Inogen, Inc. (a)(b)	51,458	1,968,269
InspireMD, Inc. (a)(b)	9,845	8,851
Insulet Corp. (a)	212,687	7,782,217
Integra LifeSciences Holdings Corp. (a)	105,302	6,603,488
Invacare Corp.	117,090	2,332,433
InVivo Therapeutics Holdings Corp. (a)(b)	96,666	932,827
Invuity, Inc.	11,640	139,796
IRadimed Corp. (a)	11,655	361,422
Iridex Corp. (a)	18,028	172,528
K2M Group Holdings, Inc. (a)	92,988	1,879,287
Kewaunee Scientific Corp.	5,250	91,298
Lantheus Holdings, Inc. (a)	32,641	115,549
LDR Holding Corp. (a)(b)	88,785	2,398,971
LeMaitre Vascular, Inc.	40,303	621,875
LivaNova PLC (a)(b)	158,551	9,489,277
Masimo Corp. (a)	180,137	7,472,083
MELA Sciences, Inc. (a)(b)	11,736	13,614
Meridian Bioscience, Inc.	168,775	3,302,927
Merit Medical Systems, Inc. (a)	169,113	3,275,719
MGC Diagnostics Corp. (a)	3,151	21,647
Milestone Scientific, Inc. (a)	45,410	109,892
Misonix, Inc. (a)	18,363	173,898
Natus Medical, Inc. (a)(b)	124,936	6,094,378
Neogen Corp. (a)	142,475	8,414,574
NeuroMetrix, Inc. (a)	26,970	19,151
Nevro Corp. (b)	48,088	2,903,553
NuVasive, Inc. (a)	182,113	9,495,372
NxStage Medical, Inc. (a)(b)	232,176	4,529,754
OncoSec Medical, Inc. (a)(b)	52,231	171,318
OraSure Technologies, Inc. (a)	212,994	1,331,213
Orthofix International NV (a)	73,558	2,909,954
Perseon Corp. (a)(b)	9,565	8,118
PhotoMedex, Inc. (a)(b)	62,914	25,480
Presbia PLC (b)	11,158	61,146
Quidel Corp. (a)(b)	119,955	2,601,824
ResMed, Inc.	530,528	31,603,553
Retractable Technologies, Inc. (a)	36,514	130,720
Rockwell Medical Technologies, Inc. (a)(b)	174,281	2,114,029
Roka Bioscience, Inc. (a)(b)	17,912	21,494
RTI Biologics, Inc. (a)	228,763	896,751
Seaspine Holdings Corp. (a)(b)	31,387	517,258
Second Sight Medical Products, Inc. (b)	51,520	260,691
Sientra, Inc. (a)(b)	25,506	123,449
Sirona Dental Systems, Inc. (a)(b)	210,363	22,820,178
Staar Surgical Co. (a)(b)	105,540	885,481
Stereotaxis, Inc. (a)(b)	64,951	68,199
Steris PLC (b)	318,778	24,348,264
Sunshine Heart, Inc. (a)(b)	40,808	75,903
SurModics, Inc. (a)	53,018	1,116,559
Symmetry Surgical, Inc. (a)	35,500	323,050
Synergetics U.S.A., Inc.	76,412	14,518
Tandem Diabetes Care, Inc. (a)(b)	76,089	784,478
TearLab Corp. (a)(b)	100,207	149,308
Teleflex, Inc.	156,137	20,563,243
The Cooper Companies, Inc.	182,654	26,713,148
The Spectranetics Corp. (a)(b)	162,556	2,248,149
TransEnterix, Inc. (a)(b)	209,278	550,401
TriVascular Technologies, Inc. (a)(b)	28,094	183,454
Unilife Corp. (a)(b)	427,862	318,629
Utah Medical Products, Inc.	10,874	614,272
Vascular Solutions, Inc. (a)(b)	65,674	2,334,054
Veracyte, Inc. (a)(b)	51,456	369,969
Vermillion, Inc. (a)(b)	65,547	117,329
VolitionRx Ltd. (a)	6,653	27,876
West Pharmaceutical Services, Inc.	273,244	17,228,034
Wright Medical Group NV (a)(b)	355,174	7,607,827
Zeltiq Aesthetics, Inc. (a)(b)	120,867	3,671,939
Zosano Pharma Corp.	4,787	13,164
		485,506,954
Health Care Providers & Services - 2.1%
AAC Holdings, Inc. (a)(b)	27,140	666,016
Acadia Healthcare Co., Inc. (a)	203,837	14,066,791
Aceto Corp.	106,243	2,997,115
Adcare Health Systems, Inc.	40,556	122,074
Addus HomeCare Corp. (a)	25,976	591,993
Adeptus Health, Inc. Class A (a)(b)	33,528	2,014,698
Air Methods Corp. (a)(b)	138,401	6,048,124
Alliance Healthcare Services, Inc. (a)	38,536	347,209
Almost Family, Inc. (a)(b)	31,993	1,355,543
Amedisys, Inc. (a)(b)	129,067	5,238,830
American CareSource Holdings, Inc. (a)	2,053	1,540
American Shared Hospital Services (a)	115	214
AMN Healthcare Services, Inc. (a)	177,757	5,243,832
AmSurg Corp. (a)(b)	182,693	15,357,174
BioScrip, Inc. (a)(b)	261,845	555,111
BioTelemetry, Inc. (a)	105,007	1,324,138
Brookdale Senior Living, Inc. (a)	684,821	15,394,776
Caladrius Biosciences, Inc. (a)(b)	173,771	208,525
Capital Senior Living Corp. (a)	116,252	2,664,496
Centene Corp. (a)	446,568	25,789,302
Chemed Corp.	63,999	9,887,206
Civitas Solutions, Inc. (a)	66,415	1,740,737
Community Health Systems, Inc. (a)(b)	442,429	12,803,895
Corvel Corp. (a)	41,320	1,601,150
Cross Country Healthcare, Inc. (a)	120,482	2,198,797
Digirad Corp.	52,208	304,895
Diplomat Pharmacy, Inc. (a)(b)	128,634	4,518,912
Diversicare Healthcare Services, Inc.	13,755	119,531
Envision Healthcare Holdings, Inc. (a)	696,735	19,160,213
ExamWorks Group, Inc. (a)(b)	148,750	3,929,975
Five Star Quality Care, Inc. (a)	165,843	595,376
Genesis HealthCare, Inc. Class A (a)	105,027	512,532
Hanger, Inc. (a)(b)	136,558	2,126,208
Health Net, Inc. (a)	286,708	18,137,148
HealthEquity, Inc. (a)(b)	130,312	4,300,296
HealthSouth Corp.	342,781	12,062,463
Healthways, Inc. (a)(b)	137,073	1,818,959
Hooper Holmes, Inc. (a)	128,551	16,712
InfuSystems Holdings, Inc. (a)	46,642	136,661
Kindred Healthcare, Inc.	312,551	4,172,556
Landauer, Inc.	39,153	1,595,485
LHC Group, Inc. (a)	46,996	2,187,664
LifePoint Hospitals, Inc. (a)	166,462	11,920,344
Magellan Health Services, Inc. (a)	104,367	5,494,923
MEDNAX, Inc. (a)	354,318	25,287,676
Molina Healthcare, Inc. (a)(b)	150,522	9,070,456
National Healthcare Corp.	40,121	2,772,361
National Research Corp. Class A	28,515	440,842
Owens & Minor, Inc. (b)	241,627	9,305,056
PDI, Inc. (a)	19,284	15,234
PharMerica Corp. (a)	119,471	4,064,403
Premier, Inc. (a)	164,950	5,667,682
Providence Service Corp. (a)(b)	48,215	2,334,570
Psychemedics Corp.	15,744	182,630
RadNet, Inc. (a)	130,447	808,771
Select Medical Holdings Corp. (b)	403,805	4,873,926
Sharps Compliance Corp. (a)	38,932	353,113
SunLink Health Systems, Inc. (a)	19,190	22,644
Surgical Care Affiliates, Inc. (a)	100,950	3,752,312
Team Health Holdings, Inc. (a)	272,784	15,041,310
Teladoc, Inc. (b)	28,197	599,186
The Ensign Group, Inc.	90,458	4,303,087
Triple-S Management Corp. (a)(b)	91,380	2,416,087
Trupanion, Inc. (a)(b)	35,546	290,766
U.S. Physical Therapy, Inc.	46,837	2,474,867
Universal American Spin Corp.	215,398	1,611,177
USMD Holdings, Inc. (a)	19	152
VCA, Inc. (a)	308,278	16,964,538
Wellcare Health Plans, Inc. (a)	164,407	13,560,289
		347,543,274
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	709,471	10,805,243
Arrhythmia Research Technology, Inc. (a)	9,913	58,883
athenahealth, Inc. (a)(b)	145,654	24,433,459
Authentidate Holding Corp. (a)(b)	48,307	32,926
Castlight Health, Inc. Class B (a)(b)	147,011	588,044
Computer Programs & Systems, Inc. (b)	40,915	1,993,379
Connecture, Inc.	29,490	105,279
Evolent Health, Inc. (b)	48,918	796,385
HealthStream, Inc. (a)	95,466	2,293,093
HMS Holdings Corp. (a)(b)	329,919	4,001,917
HTG Molecular Diagnostics (b)	19,859	94,727
iCAD, Inc. (a)	51,129	208,606
Imprivata, Inc. (a)	51,810	617,575
IMS Health Holdings, Inc. (a)	562,152	15,582,853
Inovalon Holdings, Inc. Class A (b)	94,752	1,758,597
MedAssets, Inc. (a)	233,194	7,026,135
Medidata Solutions, Inc. (a)(b)	208,605	9,560,367
Omnicell, Inc. (a)	136,357	4,112,527
Press Ganey Holdings, Inc. (b)	33,721	1,088,851
Quality Systems, Inc.	167,487	2,721,664
Rennova Health, Inc. (a)	18,562	67,194
Simulations Plus, Inc.	32,233	287,841
Streamline Health Solutions, Inc. (a)	74,551	134,192
Veeva Systems, Inc. Class A (a)(b)	281,482	8,123,571
Vocera Communications, Inc. (a)	89,358	1,173,271
		97,666,579
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	90,417	1,548,843
Affymetrix, Inc. (a)(b)	292,542	2,770,373
Albany Molecular Research, Inc. (a)(b)	97,091	1,934,053
Bio-Rad Laboratories, Inc. Class A (a)	79,494	11,106,902
Bio-Techne Corp.	138,800	12,659,948
Bioanalytical Systems, Inc. (a)	4,772	8,065
Bruker Corp. (a)	422,886	9,574,139
Cambrex Corp. (a)	116,337	6,239,153
Charles River Laboratories International, Inc. (a)	175,821	13,462,614
CombiMatrix Corp. (a)(b)	13,852	11,497
Enzo Biochem, Inc. (a)	134,553	612,216
Fluidigm Corp. (a)(b)	105,275	1,196,977
Harvard Bioscience, Inc. (a)(b)	97,471	308,983
INC Research Holdings, Inc. Class A	108,270	5,121,171
Luminex Corp. (a)(b)	149,176	3,210,268
Mettler-Toledo International, Inc. (a)	103,063	35,327,935
Nanostring Technologies, Inc. (a)(b)	42,165	642,595
NeoGenomics, Inc. (a)(b)	179,403	1,429,842
Pacific Biosciences of California, Inc. (a)(b)	246,585	2,522,565
PAREXEL International Corp. (a)(b)	206,055	13,980,832
PRA Health Sciences, Inc. (b)	72,871	3,299,599
pSivida Corp. (a)(b)	82,313	319,374
Quintiles Transnational Holdings, Inc. (a)	371,105	25,231,429
Sequenom, Inc. (a)(b)	476,550	848,259
Transgenomic, Inc. (a)(b)	13,347	15,749
VirtualScopics, Inc. (a)	2,167	6,501
VWR Corp. (a)(b)	219,153	5,847,002
		159,236,884
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	723,334
Achaogen, Inc. (a)(b)	30,691	171,256
Acura Pharmaceuticals, Inc. (a)(b)	18,759	47,460
Adamis Pharmaceuticals Corp. (a)(b)	35,529	161,657
Aerie Pharmaceuticals, Inc. (a)(b)	98,310	2,697,626
Agile Therapeutics, Inc. (a)(b)	30,235	269,696
Akorn, Inc. (a)(b)	302,776	10,082,441
Alexza Pharmaceuticals, Inc. (a)(b)	73,834	75,311
Alimera Sciences, Inc. (a)(b)	102,415	315,438
Amphastar Pharmaceuticals, Inc. (a)(b)	128,961	1,979,551
Ampio Pharmaceuticals, Inc. (a)(b)	168,366	626,322
ANI Pharmaceuticals, Inc. (a)(b)	30,081	1,318,149
ANI Pharmaceuticals, Inc. rights (a)	58,183	1
Apricus Biosciences, Inc. (a)(b)	182,995	199,465
Aradigm Corp. (a)	6,822	38,544
Aratana Therapeutics, Inc. (a)(b)	102,462	600,427
Assembly Biosciences, Inc. (a)	49,350	485,111
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(b)	313,435	495,227
Biodel, Inc. (a)(b)	108,947	38,458
Biodelivery Sciences International, Inc. (a)(b)	181,583	1,113,104
Carbylan Therapeutics, Inc. (b)	46,515	185,595
Catalent, Inc. (a)	374,633	10,433,529
Cempra, Inc. (a)(b)	128,218	4,091,436
Collegium Pharmaceutical, Inc. (b)	19,442	369,204
ContraVir Pharmaceuticals, Inc. (a)(b)	94,391	213,324
Corcept Therapeutics, Inc. (a)(b)	276,739	1,461,182
Corium International, Inc. (a)(b)	48,507	397,757
Cumberland Pharmaceuticals, Inc. (a)	33,632	189,348
CymaBay Therapeutics, Inc. (a)(b)	70,792	94,861
DepoMed, Inc. (a)(b)	225,713	4,387,861
Dermira, Inc. (a)	64,958	2,001,356
Dipexium Pharmaceuticals, Inc. (a)(b)	24,194	289,844
Durect Corp. (a)(b)	409,640	966,750
Egalet Corp. (a)(b)	35,321	362,393
Endocyte, Inc. (a)(b)	136,613	632,518
Evoke Pharma, Inc. (a)(b)	15,864	60,759
Flex Pharma, Inc. (b)	43,126	521,825
Heska Corp. (a)	22,214	772,825
Horizon Pharma PLC (a)(b)	539,832	11,622,583
Impax Laboratories, Inc. (a)(b)	256,418	11,297,777
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	72,973
Intersect ENT, Inc. (a)(b)	67,495	1,330,326
Intra-Cellular Therapies, Inc. (a)(b)	130,285	6,948,099
Jaguar Animal Health, Inc. (a)(b)	27,742	60,755
Jazz Pharmaceuticals PLC (a)	230,764	33,827,695
Juniper Pharmaceuticals, Inc. (a)	42,963	508,682
KemPharm, Inc. (b)	23,260	402,863
Lannett Co., Inc. (a)(b)	100,774	3,724,607
Lipocine, Inc. (a)(b)	61,637	856,138
Marinus Pharmaceuticals, Inc. (a)	36,454	265,021
Nektar Therapeutics (a)(b)	499,571	7,823,282
Neos Therapeutics, Inc. (a)(b)	19,383	299,661
NovaBay Pharmaceuticals, Inc. (a)	142,289	22,752
Ocera Therapeutics, Inc. (a)	41,015	146,424
Ocular Therapeutix, Inc. (a)(b)	33,760	320,045
Oculus Innovative Sciences, Inc. (a)(b)	65,888	80,383
Omeros Corp. (a)(b)	129,021	2,044,983
Pacira Pharmaceuticals, Inc. (a)(b)	137,695	8,915,751
Pain Therapeutics, Inc. (a)	144,997	289,994
Paratek Pharmaceuticals, Inc. (a)(b)	23,013	475,679
Pernix Therapeutics Holdings, Inc. (a)(b)	126,363	379,089
Phibro Animal Health Corp. Class A	64,387	2,090,646
Pozen, Inc. (a)(b)	106,938	811,659
Prestige Brands Holdings, Inc. (a)	200,950	10,226,346
Provectus Biopharmaceuticals, Inc. (a)	816,989	375,815
Relypsa, Inc. (a)(b)	108,814	2,449,403
Repros Therapeutics, Inc. (a)(b)	95,900	229,681
Revance Therapeutics, Inc. (a)(b)	73,555	2,854,670
Sagent Pharmaceuticals, Inc. (a)(b)	84,292	1,292,196
SciClone Pharmaceuticals, Inc. (a)(b)	184,212	1,689,224
SCYNEXIS, Inc. (a)	38,896	263,715
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	77,010	1,320,722
Supernus Pharmaceuticals, Inc. (a)(b)	128,077	2,069,724
Teligent, Inc. (a)(b)	147,891	1,254,116
Tetraphase Pharmaceuticals, Inc. (a)(b)	137,018	1,470,203
The Medicines Company (a)(b)	249,436	10,478,806
TherapeuticsMD, Inc. (a)(b)	513,734	3,858,142
Theravance Biopharma, Inc. (a)(b)	95,727	1,796,796
Theravance, Inc. (b)	314,611	2,910,152
VIVUS, Inc. (a)(b)	380,623	475,779
XenoPort, Inc. (a)(b)	215,368	1,300,823
Zogenix, Inc. (a)(b)	77,661	1,198,309
ZS Pharma, Inc. (a)	59,183	5,324,103
Zynerba Pharmaceuticals, Inc. (a)(b)	8,743	118,643
		196,446,180

TOTAL HEALTH CARE		2,099,441,319

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.6%
AAR Corp.	140,388	3,447,929
Aerojet Rocketdyne Holdings, Inc. (a)(b)	236,000	4,139,440
AeroVironment, Inc. (a)(b)	78,449	2,006,725
Air Industries Group, Inc.	217	1,784
American Science & Engineering, Inc.	30,419	1,330,527
API Technologies Corp. (a)	126,577	249,357
Arotech Corp. (a)(b)	70,548	115,699
Astronics Corp. (a)	72,068	2,788,311
Astrotech Corp. (a)(b)	39,511	58,476
BE Aerospace, Inc.	398,667	18,426,389
Breeze Industrial Products Corp. (a)	13,718	271,205
BWX Technologies, Inc.	402,043	12,242,209
CPI Aerostructures, Inc. (a)(b)	20,017	193,364
Cubic Corp.	82,643	4,013,144
Curtiss-Wright Corp.	180,117	12,682,038
DigitalGlobe, Inc. (a)	261,239	4,414,939
Ducommun, Inc. (a)	40,719	681,636
Engility Holdings, Inc. (b)	67,203	2,325,224
Erickson Air-Crane, Inc. (a)(b)	27,407	70,436
Esterline Technologies Corp. (a)	116,271	11,055,047
HEICO Corp.	58,291	3,000,821
HEICO Corp. Class A	154,265	6,695,101
Hexcel Corp.	362,700	17,079,543
Huntington Ingalls Industries, Inc.	183,474	24,020,416
Innovative Solutions & Support, Inc. (a)(b)	34,266	85,322
KEYW Holding Corp. (a)(b)	136,933	875,002
KLX, Inc. (a)	197,805	6,349,541
Kratos Defense & Security Solutions, Inc. (a)(b)	167,323	778,052
LMI Aerospace, Inc. (a)(b)	40,944	416,810
Micronet Enertec Technologies, Inc. (a)	8,571	20,399
Moog, Inc. Class A (a)	124,839	8,248,113
National Presto Industries, Inc. (b)	19,337	1,681,159
Orbital ATK, Inc.	223,825	19,228,806
SIFCO Industries, Inc.	8,947	109,064
Sparton Corp. (a)	31,336	664,950
Spirit AeroSystems Holdings, Inc. Class A (a)	493,979	25,909,199
Taser International, Inc. (a)(b)	199,373	3,728,275
Teledyne Technologies, Inc. (a)(b)	133,058	12,309,196
TransDigm Group, Inc. (a)	199,907	46,904,179
Triumph Group, Inc.	185,237	7,418,742
Vectrus, Inc. (a)	40,096	968,719
		267,005,288
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	28,114
Air Transport Services Group, Inc. (a)	214,036	2,035,482
Atlas Air Worldwide Holdings, Inc. (a)(b)	92,706	3,830,612
Echo Global Logistics, Inc. (a)(b)	97,667	2,304,941
Forward Air Corp.	118,062	5,677,602
Hub Group, Inc. Class A (a)	131,796	5,078,100
Park-Ohio Holdings Corp.	35,640	1,496,880
Radiant Logistics, Inc. (a)	114,943	491,956
UTi Worldwide, Inc. (a)	362,715	2,539,005
XPO Logistics, Inc. (a)(b)	333,578	10,174,129
		33,656,821
Airlines - 0.6%
Alaska Air Group, Inc.	487,551	38,872,441
Allegiant Travel Co.	50,871	8,909,038
CHC Group Ltd. (a)(b)	112,789	30,453
Hawaiian Holdings, Inc. (a)(b)	212,852	7,705,242
JetBlue Airways Corp. (a)(b)	1,154,697	28,567,204
Republic Airways Holdings, Inc. (a)(b)	193,778	821,619
SkyWest, Inc.	195,586	4,031,027
Spirit Airlines, Inc. (a)	273,397	10,052,808
Virgin America, Inc. (b)	56,631	2,060,802
		101,050,634
Building Products - 1.1%
A.O. Smith Corp.	279,298	22,276,808
AAON, Inc.	167,443	4,137,517
Advanced Drain Systems, Inc. Del	126,393	3,388,596
American Woodmark Corp. (a)	51,079	4,188,989
Apogee Enterprises, Inc.	111,377	5,593,353
Armstrong World Industries, Inc. (a)	177,334	8,809,953
Builders FirstSource, Inc. (a)	259,469	3,492,453
Continental Building Products, Inc. (a)	125,050	2,280,912
Fortune Brands Home & Security, Inc.	595,574	32,738,703
Gibraltar Industries, Inc. (a)	109,073	2,911,158
Griffon Corp.	169,928	3,082,494
Insteel Industries, Inc.	65,857	1,606,911
Lennox International, Inc.	155,114	21,083,095
Masonite International Corp. (a)	105,914	6,986,087
NCI Building Systems, Inc. (a)	116,766	1,384,845
Nortek, Inc. (a)(b)	44,208	2,128,173
Owens Corning	444,830	20,835,837
Patrick Industries, Inc. (a)	63,074	2,613,156
PGT, Inc. (a)	186,020	2,068,542
Ply Gem Holdings, Inc. (a)(b)	79,499	1,049,387
Quanex Building Products Corp.	127,404	2,370,988
Simpson Manufacturing Co. Ltd.	159,013	5,904,153
Trex Co., Inc. (a)(b)	120,832	5,232,026
Universal Forest Products, Inc.	76,908	5,941,912
USG Corp. (a)(b)	336,919	8,113,010
		180,219,058
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	215,643	6,398,128
ACCO Brands Corp. (a)(b)	415,352	3,206,517
Acme United Corp.	1,357	23,069
Amrep Corp. (a)	2,745	12,627
Aqua Metals, Inc. (a)(b)	2,478	12,514
ARC Document Solutions, Inc. (a)	140,544	711,153
Avalon Holdings Corp. Class A (a)	128	280
Brady Corp. Class A	179,208	4,729,299
Casella Waste Systems, Inc. Class A (a)	140,875	955,133
CECO Environmental Corp.	121,214	1,053,350
Cemtrex, Inc. (a)	20,259	54,092
Cenveo, Inc. (a)(b)	218,856	343,604
Clean Harbors, Inc. (a)(b)	200,701	8,688,346
Command Security Corp. (a)	4,127	9,162
CompX International, Inc. Class A	729	8,179
Copart, Inc. (a)	405,211	15,993,678
Covanta Holding Corp.	499,443	8,066,004
Deluxe Corp.	187,254	10,982,447
Ecology & Environment, Inc. Class A	5,634	61,073
Ennis, Inc.	103,207	2,063,108
Essendant, Inc.	145,521	5,270,771
Fuel Tech, Inc. (a)(b)	72,552	159,614
G&K Services, Inc. Class A	75,528	5,035,452
Healthcare Services Group, Inc. (b)	279,539	10,326,171
Heritage-Crystal Clean, Inc. (a)	53,947	588,022
Herman Miller, Inc.	230,279	7,302,147
HNI Corp.	169,895	7,519,553
Hudson Technologies, Inc. (a)(b)	96,791	294,245
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	25,943
InnerWorkings, Inc. (a)(b)	137,677	1,178,515
Interface, Inc.	248,976	4,949,643
Intersections, Inc. (a)(b)	42,827	119,916
KAR Auction Services, Inc.	520,452	19,740,744
Kimball International, Inc. Class B	113,583	1,405,022
Knoll, Inc.	189,644	4,225,268
MagneGas Corp. (a)(b)	120,800	194,488
Matthews International Corp. Class A	122,231	7,310,636
McGrath RentCorp.	95,859	2,797,166
Mobile Mini, Inc.	176,315	6,250,367
Msa Safety, Inc.	121,976	5,720,674
Multi-Color Corp.	49,104	3,069,491
NL Industries, Inc. (a)	19,361	68,925
Performant Financial Corp. (a)	101,625	201,218
Perma-Fix Environmental Services, Inc. (a)	24,334	93,929
Quad/Graphics, Inc.	106,325	1,097,274
Quest Resource Holding Corp. (a)(b)	290,901	243,891
R.R. Donnelley & Sons Co. (b)	786,190	12,649,797
Rollins, Inc.	370,754	10,065,971
SP Plus Corp. (a)(b)	67,034	1,687,246
Steelcase, Inc. Class A	347,707	6,954,140
Swisher Hygiene, Inc. (a)(b)	36,476	38,665
Team, Inc. (a)(b)	76,564	2,923,214
Tetra Tech, Inc.	230,903	6,416,794
The Brink's Co.	185,900	5,982,262
TRC Companies, Inc. (a)	102,117	1,087,546
U.S. Ecology, Inc.	82,255	3,112,529
UniFirst Corp.	59,433	6,453,235
Versar, Inc. (a)	11,390	35,423
Viad Corp.	77,914	2,405,205
Virco Manufacturing Co. (a)	17,110	55,779
Waste Connections, Inc.	466,065	25,400,543
West Corp.	190,355	4,854,053
		248,683,250
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)(b)	560,308	17,834,604
Aegion Corp. (a)	141,758	3,124,346
Ameresco, Inc. Class A (a)	58,398	398,858
Argan, Inc.	47,556	1,869,426
Chicago Bridge & Iron Co. NV (b)	363,004	15,518,421
Comfort Systems U.S.A., Inc.	140,986	4,474,896
Dycom Industries, Inc. (a)(b)	126,975	11,095,076
EMCOR Group, Inc.	241,855	12,189,492
Furmanite Corp. (a)	137,457	1,125,773
Goldfield Corp.	60,575	103,583
Granite Construction, Inc.	150,388	6,131,319
Great Lakes Dredge & Dock Corp. (a)(b)	221,781	1,004,668
HC2 Holdings, Inc. (b)	104,547	654,464
Integrated Electrical Services, Inc. (a)	39,773	303,468
KBR, Inc.	541,004	10,517,118
Layne Christensen Co. (a)(b)	69,984	412,206
MasTec, Inc. (a)(b)	245,280	5,011,070
MYR Group, Inc. (a)	82,089	1,740,287
Northwest Pipe Co. (a)	32,983	391,178
NV5 Holdings, Inc. (a)(b)	15,891	369,148
Orion Marine Group, Inc. (a)	98,149	429,893
Primoris Services Corp. (b)	155,475	3,588,363
Sterling Construction Co., Inc. (a)(b)	68,241	371,913
Tutor Perini Corp. (a)(b)	147,398	2,776,978
		101,436,548
Electrical Equipment - 1.0%
Active Power, Inc. (a)(b)	60,917	91,376
Acuity Brands, Inc. (b)	163,902	37,841,694
Allied Motion Technologies, Inc.	21,340	509,599
American Electric Technologies, Inc. (a)	11,601	27,262
American Superconductor Corp. (a)(b)	49,372	232,542
AZZ, Inc.	97,125	5,782,823
Babcock & Wilcox Enterprises, Inc. (a)	206,515	3,954,762
Blue Earth, Inc. (a)(b)	125,308	90,222
Broadwind Energy, Inc. (a)(b)	50,197	97,382
Capstone Turbine Corp. (a)(b)	61,005	96,388
Digital Power Corp. (a)	4,959	2,926
Encore Wire Corp.	79,004	3,450,105
Energous Corp. (a)(b)	27,889	231,758
Energy Focus, Inc. (a)(b)	31,432	503,226
EnerSys	174,974	10,305,969
Enphase Energy, Inc. (a)(b)	84,174	140,571
EnSync, Inc. (a)(b)	116,581	51,937
Espey Manufacturing & Electronics Corp.	5,358	136,629
Franklin Electric Co., Inc.	150,430	4,905,522
FuelCell Energy, Inc. (a)(b)	987,906	853,748
Generac Holdings, Inc. (a)(b)	257,041	8,251,016
General Cable Corp.	190,477	2,902,869
Global Power Equipment Group, Inc.	59,603	275,366
Hubbell, Inc.	7,956	967,847
Hubbell, Inc. Class B	194,140	19,276,161
Ideal Power, Inc. (a)(b)	18,012	145,177
Lime Energy Co. (a)	4,467	13,490
LSI Industries, Inc.	84,205	995,303
Ocean Power Technologies, Inc. (a)	5,215	13,507
Orion Energy Systems, Inc. (a)	83,634	189,013
Plug Power, Inc. (a)(b)	632,389	1,391,256
Powell Industries, Inc.	36,668	1,287,413
Power Solutions International, Inc. (a)(b)	16,088	378,712
PowerSecure International, Inc. (a)(b)	86,226	1,205,439
Preformed Line Products Co.	9,836	411,833
Real Goods Solar, Inc. (a)	27,472	12,088
Regal Beloit Corp.	171,272	11,040,193
Revolution Lighting Technologies, Inc. (a)(b)	146,051	135,827
Sensata Technologies Holding BV (a)(b)	644,316	29,516,116
SL Industries, Inc. (a)	15,027	520,686
SolarCity Corp. (a)(b)	219,960	6,326,050
Sunrun, Inc. (a)(b)	70,891	471,425
Thermon Group Holdings, Inc. (a)(b)	120,644	2,196,927
Ultralife Corp. (a)	43,594	300,799
Vicor Corp. (a)	64,365	596,020
		158,126,974
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	245,638	21,726,681
Raven Industries, Inc.	144,742	2,412,849
		24,139,530
Machinery - 3.1%
Accuride Corp. (a)	163,325	421,379
Actuant Corp. Class A (b)	228,686	5,662,265
AGCO Corp. (b)	277,066	13,925,337
Alamo Group, Inc.	35,023	2,002,615
Albany International Corp. Class A	112,342	4,376,844
Allison Transmission Holdings, Inc.	655,108	18,316,820
Altra Industrial Motion Corp.	100,890	2,826,938
American Railcar Industries, Inc. (b)	34,678	1,960,347
ARC Group Worldwide, Inc. (a)	25,827	47,780
Art's-Way Manufacturing Co., Inc.	9,831	30,378
Astec Industries, Inc.	73,291	2,953,627
Barnes Group, Inc.	195,350	7,524,882
Blount International, Inc.	184,001	1,067,206
Blue Bird Corp. (a)(b)	4,988	54,269
Briggs & Stratton Corp.	162,631	3,096,494
Chart Industries, Inc. (a)	119,158	2,541,640
Chicago Rivet & Machine Co.	772	19,763
CIRCOR International, Inc.	68,112	3,095,690
CLARCOR, Inc.	190,305	10,053,813
Colfax Corp. (a)(b)	377,175	10,210,127
Columbus McKinnon Corp. (NY Shares)	74,812	1,544,120
Commercial Vehicle Group, Inc. (a)	93,301	317,223
Crane Co.	181,890	9,461,918
Donaldson Co., Inc.	477,790	15,002,606
Douglas Dynamics, Inc.	87,262	2,029,714
Dynamic Materials Corp.	52,475	405,107
Eastern Co.	18,085	322,456
Energy Recovery, Inc. (a)(b)	141,452	1,038,258
EnPro Industries, Inc.	89,822	4,503,675
ESCO Technologies, Inc.	103,958	4,078,272
ExOne Co. (a)(b)	41,005	406,770
Federal Signal Corp.	247,352	4,170,355
FreightCar America, Inc.	47,091	1,141,957
Global Brass & Copper Holdings, Inc.	80,528	1,873,081
Gorman-Rupp Co.	73,596	2,363,168
Graco, Inc.	222,762	16,809,621
Graham Corp.	37,894	680,576
Greenbrier Companies, Inc. (b)	100,815	3,415,612
Hardinge, Inc.	33,149	322,540
Harsco Corp.	304,252	3,176,391
Hillenbrand, Inc.	243,758	7,383,430
Hurco Companies, Inc.	23,780	633,737
Hyster-Yale Materials Handling Class A	40,982	2,369,989
IDEX Corp.	277,516	21,868,261
ITT Corp.	336,738	13,371,866
Jason Industries, Inc. (a)	35,118	124,318
John Bean Technologies Corp.	113,288	5,539,783
Joy Global, Inc. (b)	361,053	5,542,164
Kadant, Inc.	42,249	1,829,804
Kennametal, Inc.	307,071	8,981,827
Key Technology, Inc. (a)	12,346	141,238
L.B. Foster Co. Class A	36,564	453,394
Lincoln Electric Holdings, Inc.	252,386	14,247,190
Lindsay Corp. (b)	45,351	3,163,686
LiqTech International, Inc. (a)(b)	90,569	117,740
Lydall, Inc. (a)	64,441	2,346,941
Manitex International, Inc. (a)(b)	43,889	272,990
Manitowoc Co., Inc. (b)	505,280	8,539,232
Meritor, Inc. (a)	366,980	3,941,365
MFRI, Inc. (a)	13,428	77,345
Middleby Corp. (a)	214,165	23,566,717
Milacron Holdings Corp. (a)	54,021	795,189
Miller Industries, Inc.	42,091	923,897
Mueller Industries, Inc.	220,008	6,928,052
Mueller Water Products, Inc. Class A	617,592	5,755,957
Navistar International Corp. (a)(b)	252,172	3,659,016
NN, Inc.	102,272	1,743,738
Nordson Corp. (b)	212,991	15,448,237
Omega Flex, Inc.	17,877	715,616
Oshkosh Corp. (b)	291,694	12,793,699
Proto Labs, Inc. (a)(b)	88,328	5,978,922
RBC Bearings, Inc. (a)(b)	88,187	6,227,766
Rexnord Corp. (a)(b)	389,771	7,963,022
SPX Corp.	154,846	1,709,500
SPX Flow, Inc. (a)	154,846	5,202,826
Standex International Corp.	49,592	4,432,037
Sun Hydraulics Corp.	94,734	3,119,591
Supreme Industries, Inc. Class A	23,756	190,048
Taylor Devices, Inc. (a)(b)	3,820	61,044
Tennant Co.	73,187	4,557,354
Terex Corp.	406,379	8,322,642
The L.S. Starrett Co. Class A	20,536	227,128
Timken Co.	279,732	9,018,560
Titan International, Inc.	205,788	893,120
Toro Co.	209,353	16,134,836
TriMas Corp. (a)	170,208	3,681,599
Trinity Industries, Inc.	584,580	15,871,347
Twin Disc, Inc.	30,909	356,999
Valmont Industries, Inc. (b)	87,486	10,257,734
Wabash National Corp. (a)(b)	261,500	3,391,655
WABCO Holdings, Inc. (a)	206,764	22,222,995
Wabtec Corp. (b)	362,828	29,069,779
Watts Water Technologies, Inc. Class A	106,299	5,900,657
Woodward, Inc.	218,074	10,997,472
WSI Industries, Inc.	5,668	23,919
Xerium Technologies, Inc. (a)	47,721	555,472
		512,896,076
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	35,249	55,693
International Shipholding Corp. (b)	22,466	48,751
Kirby Corp. (a)(b)	207,838	13,426,335
Matson, Inc.	166,788	8,624,607
Pyxis Tankers, Inc. (a)	3,074	6,363
Rand Logistics, Inc. (a)(b)	41,510	87,586
		22,249,335
Professional Services - 1.2%
Acacia Research Corp. (b)	201,733	1,192,242
Advisory Board Co. (a)	160,431	8,637,605
Barrett Business Services, Inc.	28,298	1,263,506
CBIZ, Inc. (a)(b)	163,829	1,754,609
CDI Corp.	54,937	375,769
CEB, Inc.	125,423	9,691,435
CRA International, Inc. (a)	36,975	843,770
DLH Holdings Corp. (a)	2,300	6,164
Exponent, Inc.	102,458	5,289,907
Franklin Covey Co. (a)	52,794	809,332
FTI Consulting, Inc. (a)(b)	159,909	5,977,398
General Employment Enterprises, Inc. (a)	3,794	26,520
GP Strategies Corp. (a)	66,351	1,885,032
Heidrick & Struggles International, Inc.	65,027	1,876,679
Hill International, Inc. (a)	138,135	476,566
Hudson Global, Inc. (a)	74,637	177,636
Huron Consulting Group, Inc. (a)	87,107	5,053,077
ICF International, Inc. (a)(b)	78,313	2,790,292
IHS, Inc. Class A (a)	260,032	32,064,546
Insperity, Inc.	88,561	3,822,293
Kelly Services, Inc. Class A (non-vtg.)	119,867	2,017,362
Kforce, Inc.	100,831	2,716,387
Korn/Ferry International	195,298	7,186,966
Lightbridge Corp. (a)(b)	64,373	59,867
Manpower, Inc.	291,108	26,281,230
Marathon Patent Group, Inc. (a)(b)	29,824	51,894
Mastech Holdings, Inc. (a)	3,140	23,079
MISTRAS Group, Inc. (a)	65,746	1,415,511
Navigant Consulting, Inc. (a)	183,680	3,214,400
Odyssey Marine Exploration, Inc. (a)(b)	256,679	77,004
On Assignment, Inc. (a)	175,958	8,213,719
Pendrell Corp. (a)	553,171	294,951
RCM Technologies, Inc. (a)	26,829	135,755
Resources Connection, Inc.	147,742	2,696,292
RPX Corp. (a)	214,024	2,968,513
Spherix, Inc. (a)(b)	91,248	31,937
Towers Watson & Co.	260,305	35,013,626
TransUnion Holding Co., Inc.	119,385	3,052,674
TriNet Group, Inc. (a)	144,976	2,863,276
TrueBlue, Inc. (a)	161,837	4,740,206
Volt Information Sciences, Inc. (a)	28,900	242,760
VSE Corp.	15,478	956,386
WageWorks, Inc. (a)	137,755	5,860,098
Willdan Group, Inc. (a)	21,298	187,422
		194,315,693
Road & Rail - 0.8%
AMERCO	23,413	9,491,630
ArcBest Corp.	90,164	2,171,149
Avis Budget Group, Inc. (a)(b)	397,331	14,856,206
Celadon Group, Inc.	101,832	1,415,465
Covenant Transport Group, Inc. Class A (a)	42,798	899,186
Genesee & Wyoming, Inc. Class A (a)	211,299	14,636,682
Heartland Express, Inc. (b)	240,627	4,610,413
Hertz Global Holdings, Inc. (a)(b)	1,519,274	24,095,686
Knight Transportation, Inc.	227,091	6,022,453
Landstar System, Inc.	166,132	10,369,959
Marten Transport Ltd.	92,034	1,663,975
Old Dominion Freight Lines, Inc. (a)	258,075	16,441,958
P.A.M. Transportation Services, Inc. (a)	12,026	371,483
Patriot Transportation Holding, Inc. (a)	5,823	137,073
Providence & Worcester Railroad Co.	1,903	30,010
Roadrunner Transportation Systems, Inc. (a)(b)	113,743	1,253,448
Saia, Inc. (a)(b)	97,187	2,382,053
Swift Transporation Co. (a)(b)	325,447	5,197,389
U.S.A. Truck, Inc. (a)	31,657	631,241
Universal Truckload Services, Inc.	36,649	595,180
Werner Enterprises, Inc.	167,017	4,502,778
YRC Worldwide, Inc. (a)	119,050	2,015,517
		123,790,934
Trading Companies & Distributors - 0.8%
AeroCentury Corp. (a)	740	6,882
Air Lease Corp. Class A	354,631	11,926,241
Aircastle Ltd.	233,960	4,903,802
Applied Industrial Technologies, Inc.	152,841	6,518,669
Beacon Roofing Supply, Inc. (a)	189,361	8,098,970
BlueLinx Corp. (a)	73,361	49,915
CAI International, Inc. (a)(b)	69,862	781,057
DXP Enterprises, Inc. (a)(b)	46,631	1,527,165
Empire Resources, Inc.	161	638
Essex Rental Corp. (a)	27,827	7,232
GATX Corp.	165,278	7,652,371
General Finance Corp. (a)	1,148	5,074
H&E Equipment Services, Inc.	123,014	2,461,510
HD Supply Holdings, Inc. (a)	677,757	21,437,454
Houston Wire & Cable Co.	69,133	430,007
Huttig Building Products, Inc. (a)	864	3,197
Kaman Corp. (b)	113,503	4,556,010
Lawson Products, Inc. (a)	23,255	650,675
MRC Global, Inc. (a)	378,876	5,603,576
MSC Industrial Direct Co., Inc. Class A (b)	175,120	10,804,904
Neff Corp.	93,514	777,101
Now, Inc. (a)(b)	402,550	7,398,869
Rush Enterprises, Inc. Class A (a)(b)	141,956	3,453,789
Stock Building Supply Holdings, Inc. (a)(b)	52,445	901,530
TAL International Group, Inc.	123,311	2,488,416
Textainer Group Holdings Ltd. (b)	102,209	1,577,085
Titan Machinery, Inc. (a)(b)	64,538	811,243
Transcat, Inc. (a)	4,785	45,840
Univar, Inc. (b)	134,417	2,545,858
Veritiv Corp. (a)(b)	32,023	1,263,948
Watsco, Inc.	95,062	12,083,331
WESCO International, Inc. (a)(b)	162,498	7,808,029
Willis Lease Finance Corp. (a)	19,324	337,977
		128,918,365
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	272,352	20,434,571
Wesco Aircraft Holdings, Inc. (a)(b)	229,383	3,069,145
		23,503,716

TOTAL INDUSTRIALS		2,119,992,222

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.4%
ADTRAN, Inc.	197,013	3,213,282
Aerohive Networks, Inc. (a)(b)	67,077	409,170
Alliance Fiber Optic Products, Inc.	55,668	882,894
Applied Optoelectronics, Inc. (a)(b)	57,870	1,085,063
Arista Networks, Inc. (a)(b)	129,003	9,484,301
Arris Group, Inc. (a)	496,079	15,165,135
Aviat Networks, Inc. (a)	198,244	184,367
Bel Fuse, Inc. Class B (non-vtg.)	40,471	838,559
Black Box Corp.	60,284	681,812
Brocade Communications Systems, Inc.	1,616,442	15,170,308
CalAmp Corp. (a)(b)	137,417	2,539,466
Calix Networks, Inc. (a)	156,769	1,241,610
Ciena Corp. (a)(b)	469,830	11,764,543
Clearfield, Inc. (a)(b)	45,932	620,541
ClearOne, Inc.	17,545	228,260
CommScope Holding Co., Inc. (a)	468,935	13,420,920
Communications Systems, Inc.	9,294	73,144
Comtech Telecommunications Corp.	62,000	1,365,860
Digi International, Inc. (a)	91,816	1,148,618
EchoStar Holding Corp. Class A (a)	173,003	6,766,147
EMCORE Corp. (a)	109,490	793,803
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	407,145	1,799,581
Finisar Corp. (a)	395,480	4,773,444
Harmonic, Inc. (a)(b)	364,484	2,015,597
Infinera Corp. (a)(b)	538,157	12,119,296
InfoSonics Corp. (a)	41,938	63,326
InterDigital, Inc. (b)	136,692	7,202,301
Inventergy Global, Inc. (a)	23,240	3,509
Ixia (a)	231,024	3,017,173
KVH Industries, Inc. (a)(b)	48,623	479,423
Lantronix, Inc. (a)	2,994	3,593
Lumentum Holdings, Inc. (a)	176,101	3,522,020
MRV Communications, Inc. (a)	14,786	212,031
NETGEAR, Inc. (a)	121,220	5,347,014
NetScout Systems, Inc. (a)	377,448	12,493,529
Novatel Wireless, Inc. (a)(b)	119,828	220,484
NumereX Corp. Class A (a)(b)	50,190	329,246
Oclaro, Inc. (a)(b)	376,590	1,295,470
Optical Cable Corp.	11,466	35,201
Palo Alto Networks, Inc. (a)	266,122	49,855,295
Parkervision, Inc. (a)(b)	336,237	53,764
PC-Tel, Inc.	66,388	353,848
Plantronics, Inc.	129,864	6,871,104
Polycom, Inc. (a)	514,414	7,011,463
Relm Wireless Corp. (a)	69,394	284,515
Resonant, Inc. (a)(b)	9,244	30,598
Ruckus Wireless, Inc. (a)(b)	323,406	3,702,999
ShoreTel, Inc. (a)	254,027	2,606,317
Sonus Networks, Inc. (a)	192,177	1,352,926
Technical Communications Corp. (a)	2,835	8,817
Tessco Technologies, Inc.	22,372	475,181
Ubiquiti Networks, Inc. (a)(b)	103,916	3,625,629
ViaSat, Inc. (a)(b)	171,693	10,641,532
Viavi Solutions, Inc. (a)	880,508	5,600,031
Westell Technologies, Inc. Class A (a)	150,024	214,534
xG Technology, Inc. (a)(b)	5,108	1,383
Zhone Technologies, Inc. (a)	84,494	100,548
		234,800,525
Electronic Equipment & Components - 2.5%
ADDvantage Technologies Group, Inc. (a)	11,928	27,912
Agilysys, Inc. (a)	51,105	567,266
Anixter International, Inc. (a)	106,509	7,259,653
Applied DNA Sciences, Inc. (a)(b)	58,908	176,724
Arrow Electronics, Inc. (a)	363,270	20,546,551
Avnet, Inc.	506,600	22,959,112
AVX Corp.	188,324	2,540,491
Badger Meter, Inc.	54,305	3,303,373
Belden, Inc.	160,288	10,061,278
Benchmark Electronics, Inc. (a)	208,583	4,476,191
CDW Corp.	531,247	22,933,933
Checkpoint Systems, Inc.	164,593	1,035,290
ClearSign Combustion Corp. (a)(b)	33,298	166,490
Cognex Corp.	324,504	12,039,098
Coherent, Inc. (a)	95,492	6,485,817
Control4 Corp. (a)(b)	71,474	520,331
CTS Corp.	132,796	2,520,468
CUI Global, Inc. (a)(b)	68,064	475,767
Daktronics, Inc.	149,824	1,298,974
Digital Ally, Inc. (a)(b)	15,000	68,700
Dolby Laboratories, Inc. Class A	176,500	6,103,370
DTS, Inc. (a)	68,955	1,774,212
Dynasil Corp. of America (a)	9,408	15,994
Echelon Corp. (a)	108,441	69,109
Electro Rent Corp.	77,042	797,385
Electro Scientific Industries, Inc.	98,846	500,161
eMagin Corp. (a)(b)	60,537	119,258
ePlus, Inc. (a)	21,833	1,925,452
Fabrinet (a)	114,777	2,746,614
FARO Technologies, Inc. (a)(b)	66,952	2,014,586
FEI Co. (b)	155,600	12,449,556
Fitbit, Inc. (b)	190,244	5,463,808
Frequency Electronics, Inc. (a)	18,354	193,451
Giga-Tronics, Inc. (a)	16,884	18,741
GSI Group, Inc. (a)	116,141	1,664,301
I. D. Systems Inc. (a)	39,946	150,596
Identiv, Inc. (a)(b)	40,037	118,109
IEC Electronics Corp. (a)	18,101	64,078
II-VI, Inc. (a)	198,435	3,694,860
Image Sensing Systems, Inc. (a)(b)	9,763	37,002
Ingram Micro, Inc. Class A	585,475	18,108,742
Insight Enterprises, Inc. (a)	151,818	4,065,686
Intellicheck Mobilisa, Inc. (a)	10,716	9,644
IntriCon Corp. (a)	8,644	64,052
InvenSense, Inc. (a)(b)	293,000	3,395,870
IPG Photonics Corp. (a)(b)	134,945	12,305,635
Iteris, Inc. (a)	62,428	146,082
Itron, Inc. (a)(b)	150,781	5,420,577
Jabil Circuit, Inc.	738,388	18,895,349
KEMET Corp. (a)	162,823	460,789
KEY Tronic Corp. (a)	23,864	187,571
Keysight Technologies, Inc. (a)	640,050	19,719,941
Kimball Electronics, Inc. (a)	85,187	976,243
Knowles Corp. (a)(b)	335,905	5,532,355
LGL Group, Inc. (a)	3,009	11,585
LightPath Technologies, Inc. Class A (a)(b)	21,115	36,740
Littelfuse, Inc.	86,481	9,388,377
LoJack Corp. (a)	53,454	194,038
LRAD Corp.	77,211	118,905
Luna Innovations, Inc. (a)	39,627	42,797
Maxwell Technologies, Inc. (a)(b)	112,643	795,260
Mercury Systems, Inc. (a)	126,027	2,467,609
Mesa Laboratories, Inc.	11,329	1,225,798
Methode Electronics, Inc. Class A	146,606	5,289,544
MicroVision, Inc. (a)(b)	165,273	414,835
MOCON, Inc.	7,499	108,885
MTS Systems Corp.	57,851	3,680,481
Multi-Fineline Electronix, Inc. (a)	33,909	836,874
Napco Security Technolgies, Inc. (a)	24,581	143,799
National Instruments Corp.	389,663	12,235,418
Neonode, Inc. (a)(b)	121,979	336,662
NetList, Inc. (a)(b)	140,493	125,741
Newport Corp. (a)	153,935	2,553,782
OSI Systems, Inc. (a)	71,273	6,673,291
Par Technology Corp. (a)	27,309	185,701
Park Electrochemical Corp.	80,447	1,408,627
PC Connection, Inc. (b)	71,542	1,596,817
PC Mall, Inc. (a)	21,739	199,999
Perceptron, Inc. (a)	33,349	260,122
Plexus Corp. (a)	131,727	4,900,244
RadiSys Corp. (a)	129,394	342,894
RealD, Inc. (a)	169,235	1,776,968
Research Frontiers, Inc. (a)(b)	71,977	361,325
RF Industries Ltd.	13,982	63,059
Richardson Electronics Ltd.	36,856	207,499
Rofin-Sinar Technologies, Inc. (a)(b)	107,837	3,099,235
Rogers Corp. (a)	72,257	4,005,206
Sanmina Corp. (a)	313,060	7,097,070
ScanSource, Inc. (a)(b)	112,633	4,327,360
Sigmatron International, Inc. (a)	11,463	72,561
Speed Commerce, Inc. (a)(b)	152,616	22,526
Superconductor Technologies, Inc. (a)	51,793	11,394
SYNNEX Corp. (b)	107,165	10,102,445
Tech Data Corp. (a)(b)	139,167	9,414,648
Trimble Navigation Ltd. (a)	976,886	22,370,689
TTM Technologies, Inc. (a)(b)	236,635	1,855,218
Uni-Pixel, Inc. (a)(b)	35,725	25,901
Universal Display Corp. (a)(b)	156,417	8,221,278
Vishay Intertechnology, Inc.	499,369	5,952,478
Vishay Precision Group, Inc. (a)(b)	49,281	592,850
Wayside Technology Group, Inc.	13,442	249,618
Wireless Telecom Group, Inc. (a)	35,461	48,936
Zebra Technologies Corp. Class A (a)	194,133	15,569,467
		399,695,154
Internet Software & Services - 2.6%
Actua Corp. (a)(b)	141,040	1,634,654
Alarm.com Holdings, Inc. (b)	28,885	507,798
Amber Road, Inc. (a)(b)	30,228	145,397
Angie's List, Inc. (a)(b)	164,638	1,779,737
Apigee Corp. (b)	34,609	246,416
AppFolio, Inc. (a)(b)	26,684	437,351
ARI Network Services, Inc. (a)	69,276	268,791
Autobytel, Inc. (a)	36,814	904,520
Bankrate, Inc. (a)(b)	225,769	3,291,712
Bazaarvoice, Inc. (a)(b)	250,070	1,157,824
Benefitfocus, Inc. (a)(b)	47,473	1,923,606
Blucora, Inc. (a)(b)	154,628	1,643,696
Box, Inc. Class A (b)	129,373	1,811,222
Bridgeline Digital, Inc. (a)	4,849	5,576
Brightcove, Inc. (a)	117,958	823,347
BroadVision, Inc. (a)	7,417	44,873
Carbonite, Inc. (a)	60,557	590,431
Care.com, Inc. (a)(b)	22,271	153,670
ChannelAdvisor Corp. (a)	79,363	1,040,449
comScore, Inc. (a)(b)	129,084	5,434,436
Constant Contact, Inc. (a)	124,440	3,893,728
Cornerstone OnDemand, Inc. (a)	181,364	6,512,781
CoStar Group, Inc. (a)(b)	123,511	25,843,442
Cvent, Inc. (a)(b)	84,590	3,056,237
Demand Media, Inc. (a)(b)	37,558	226,850
Demandware, Inc. (a)(b)	124,631	6,374,876
Determine, Inc. (a)	73,216	213,059
DHI Group, Inc. (a)	145,947	1,360,226
EarthLink Holdings Corp.	396,999	3,648,421
eGain Communications Corp. (a)(b)	49,320	226,872
Endurance International Group Holdings, Inc. (a)(b)	228,325	3,189,700
Envestnet, Inc. (a)(b)	139,274	4,522,227
Everyday Health, Inc. (a)	58,910	362,297
Five9, Inc. (a)(b)	79,511	528,748
GlowPoint, Inc. (a)	321,954	160,977
GoDaddy, Inc. (a)(b)	94,133	2,924,712
Gogo, Inc. (a)(b)	210,046	3,770,326
GrubHub, Inc. (a)(b)	289,924	7,433,651
GTT Communications, Inc. (a)	91,913	1,947,636
HomeAway, Inc. (a)	357,046	12,625,147
Hortonworks, Inc. (b)	81,815	1,390,037
IAC/InterActiveCorp	284,306	17,851,574
Internap Network Services Corp. (a)(b)	217,848	1,564,149
IntraLinks Holdings, Inc. (a)	157,350	1,609,691
Inuvo, Inc. (a)	97,208	304,261
iPass, Inc. (a)(b)	412,177	424,542
Issuer Direct Corp.	35,897	215,382
j2 Global, Inc.	172,303	13,865,222
Limelight Networks, Inc. (a)	235,738	398,397
LinkedIn Corp. Class A (a)	432,001	105,023,716
Liquidity Services, Inc. (a)(b)	90,620	618,028
Live Ventures, Inc. (a)(b)	127,862	204,579
LivePerson, Inc. (a)	197,114	1,537,489
LogMeIn, Inc. (a)(b)	92,253	6,588,709
Marchex, Inc. Class B	112,959	481,205
Marin Software, Inc. (a)(b)	55,414	215,560
Marketo, Inc. (a)(b)	137,621	4,165,788
MaxPoint Interactive, Inc. (b)	35,452	57,432
MeetMe, Inc. (a)	143,707	383,698
MINDBODY, Inc. (b)	23,340	411,951
Monster Worldwide, Inc. (a)(b)	344,947	2,221,459
Net Element International, Inc. (a)	9,424	2,262
New Relic, Inc. (b)	76,248	2,867,687
NIC, Inc.	233,113	4,757,836
Onvia.com, Inc. (a)	2,326	8,839
Opower, Inc. (a)(b)	86,155	808,995
Pandora Media, Inc. (a)(b)	739,463	10,204,589
Prism Technologies Group, Inc. (a)	283	325
Q2 Holdings, Inc. (a)	83,556	2,296,119
QuinStreet, Inc. (a)	158,196	773,578
Qumu Corp. (a)	84,064	261,439
Quotient Technology, Inc. (a)(b)	214,185	1,486,444
Rackspace Hosting, Inc. (a)(b)	452,668	12,955,358
RealNetworks, Inc. (a)	91,284	377,916
Reis, Inc.	36,313	908,914
Remark Media, Inc. (a)(b)	45,073	203,279
RetailMeNot, Inc. (a)	155,811	1,520,715
Rightside Group Ltd. (a)(b)	34,488	272,110
Rocket Fuel, Inc. (a)(b)	89,357	311,856
Sajan, Inc. (a)	63,252	256,803
SciQuest, Inc. (a)	105,834	1,366,317
Shutterstock, Inc. (a)(b)	69,535	2,522,034
Spark Networks, Inc. (a)(b)	80,921	313,164
SPS Commerce, Inc. (a)(b)	63,376	4,710,104
Stamps.com, Inc. (a)	56,881	5,765,458
Support.com, Inc. (a)	167,715	187,841
Synacor, Inc. (a)	64,568	114,285
TechTarget, Inc. (a)	66,813	577,932
Textura Corp. (a)	74,405	1,796,881
TheStreet.com, Inc.	85,257	145,789
Travelzoo, Inc. (a)(b)	32,602	277,117
Tremor Video, Inc. (a)	117,265	240,393
TrueCar, Inc. (a)(b)	210,740	1,692,242
Twitter, Inc. (a)(b)	2,145,019	54,483,483
United Online, Inc. (a)	52,077	598,886
Unwired Planet, Inc. (a)	324,432	314,699
Viggle, Inc. (a)(b)	108,458	49,902
Web.com Group, Inc. (a)(b)	197,322	4,777,166
WebMD Health Corp. (a)(b)	138,121	6,283,124
Xactly Corp. (a)	24,188	236,559
XO Group, Inc. (a)	93,011	1,566,305
Yelp, Inc. (a)(b)	238,282	7,179,437
YuMe, Inc. (a)	55,310	179,204
Zillow Group, Inc. (a)(b)	176,531	4,595,102
Zillow Group, Inc. Class C (a)(b)	380,646	9,382,924
		421,831,700
IT Services - 3.2%
Acxiom Corp. (a)	304,767	6,979,164
Amdocs Ltd.	590,191	33,387,105
Black Knight Financial Services, Inc. Class A (b)	67,495	2,342,077
Blackhawk Network Holdings, Inc. (a)(b)	202,762	9,600,781
Booz Allen Hamilton Holding Corp. Class A	423,928	12,908,608
Broadridge Financial Solutions, Inc.	449,843	24,732,368
CACI International, Inc. Class A (a)	93,331	9,357,366
Cardtronics, Inc. (a)(b)	166,711	6,270,001
Cartesian, Inc. (a)	2,929	7,323
Cass Information Systems, Inc.	35,081	1,889,813
Ciber, Inc. (a)	261,032	921,443
Computer Sciences Corp.	477,600	14,963,208
Computer Task Group, Inc.	44,089	296,719
Convergys Corp. (b)	370,436	9,542,431
CoreLogic, Inc. (a)	339,426	12,511,242
CSG Systems International, Inc.	126,513	4,520,309
CSP, Inc.	3,555	20,406
Datalink Corp. (a)	72,718	534,477
DST Systems, Inc.	125,252	15,315,815
Edgewater Technology, Inc. (a)	28,583	227,235
EPAM Systems, Inc. (a)	152,985	12,044,509
Euronet Worldwide, Inc. (a)	186,690	14,509,547
Everi Holdings, Inc. (a)	251,799	961,872
EVERTEC, Inc.	254,274	4,368,427
ExlService Holdings, Inc. (a)	127,323	5,954,897
FleetCor Technologies, Inc. (a)	287,901	44,253,263
Forrester Research, Inc.	46,079	1,504,019
Gartner, Inc. Class A (a)	315,493	29,435,497
Genpact Ltd. (a)	602,142	15,173,978
Global Payments, Inc.	502,506	35,602,550
Hackett Group, Inc.	102,623	1,943,680
Heartland Payment Systems, Inc.	137,200	10,885,448
Higher One Holdings, Inc. (a)	129,874	411,701
Information Services Group, Inc.	108,930	406,309
Innodata, Inc. (a)	58,124	169,141
InterCloud Systems, Inc. (a)(b)	80,280	127,645
Jack Henry & Associates, Inc.	307,466	24,406,651
Leidos Holdings, Inc.	237,516	13,759,302
Lionbridge Technologies, Inc. (a)(b)	223,684	1,185,525
ManTech International Corp. Class A	91,976	3,080,276
Mattersight Corp. (a)	47,315	335,463
Maximus, Inc.	246,936	14,013,618
ModusLink Global Solutions, Inc. (a)(b)	128,863	351,796
MoneyGram International, Inc. (a)(b)	110,529	970,445
NCI, Inc. Class A	29,120	480,771
Neustar, Inc. Class A (a)(b)	206,907	5,214,056
Perficient, Inc. (a)	139,137	2,432,115
PFSweb, Inc. (a)	60,946	803,268
Planet Payment, Inc. (a)	164,425	468,611
PRG-Schultz International, Inc. (a)	115,194	452,712
Sabre Corp. (b)	617,298	18,062,139
Science Applications International Corp.	154,992	7,786,798
ServiceSource International, Inc. (a)(b)	267,884	1,446,574
StarTek, Inc. (a)	22,269	77,719
Sykes Enterprises, Inc. (a)	153,693	4,890,511
Syntel, Inc. (a)	120,129	5,817,847
Sysorex Global Holdings Corp. (a)	4,486	3,836
Teletech Holdings, Inc.	76,566	2,221,945
Unisys Corp. (a)(b)	193,935	2,494,004
Vantiv, Inc. (a)	549,469	28,962,511
VeriFone Systems, Inc. (a)	433,703	12,438,602
Virtusa Corp. (a)(b)	105,248	5,183,464
WEX, Inc. (a)(b)	144,439	13,616,265
WidePoint Corp. (a)(b)	269,166	234,094
WPCS International, Inc. (a)(b)	1,864	3,076
		515,274,368
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	152,283	4,442,095
Advanced Micro Devices, Inc. (a)(b)	2,357,062	5,562,666
AEHR Test Systems (a)	9,000	17,820
Alpha & Omega Semiconductor Ltd. (a)	65,601	638,954
Amkor Technology, Inc. (a)	450,808	3,065,494
Amtech Systems, Inc. (a)	43,995	194,458
ANADIGICS, Inc. (a)(b)	289,349	101,127
Applied Micro Circuits Corp. (a)(b)	310,440	2,272,421
Ascent Solar Technologies, Inc. (a)	82,630	9,354
Atmel Corp.	1,553,043	13,433,822
Axcelis Technologies, Inc. (a)	459,365	1,212,724
AXT, Inc. (a)	115,481	277,154
Brooks Automation, Inc.	259,682	2,895,454
Cabot Microelectronics Corp. (a)	97,455	4,089,212
Cascade Microtech, Inc. (a)	46,013	747,711
Cavium, Inc. (a)(b)	206,243	13,840,968
Ceva, Inc. (a)(b)	77,932	1,978,693
Cirrus Logic, Inc. (a)(b)	234,136	7,740,536
Cohu, Inc.	103,754	1,360,215
Cree, Inc. (a)(b)	412,419	11,399,261
CVD Equipment Corp. (a)(b)	12,898	148,327
CyberOptics Corp. (a)(b)	16,917	118,081
Cypress Semiconductor Corp. (b)	1,244,728	13,467,957
Diodes, Inc. (a)	146,636	3,415,152
DSP Group, Inc. (a)	84,313	879,385
Entegris, Inc. (a)	538,615	7,335,936
Exar Corp. (a)	183,078	1,179,022
Fairchild Semiconductor International, Inc. (a)	436,802	8,535,111
FormFactor, Inc. (a)	219,185	1,909,101
Freescale Semiconductor, Inc. (a)	413,089	16,073,293
GigOptix, Inc. (a)	136,404	327,370
GSI Technology, Inc. (a)	51,850	207,400
Inphi Corp. (a)(b)	124,884	4,015,021
Integrated Device Technology, Inc. (a)(b)	550,979	15,449,451
Integrated Silicon Solution, Inc.	119,147	2,727,275
Intermolecular, Inc. (a)	45,789	103,941
Intersil Corp. Class A	510,804	7,396,442
Intest Corp. (a)	34,005	127,179
IXYS Corp.	98,319	1,251,601
Kopin Corp. (a)(b)	223,115	640,340
Kulicke & Soffa Industries, Inc. (a)	309,384	3,653,825
Lattice Semiconductor Corp. (a)(b)	448,984	2,824,109
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	72,884	2,693,064
Marvell Technology Group Ltd.	1,756,904	15,566,169
Mattson Technology, Inc. (a)	295,659	881,064
Maxim Integrated Products, Inc.	1,062,938	41,210,106
MaxLinear, Inc. Class A (a)	196,260	3,434,550
Microsemi Corp. (a)	367,621	13,238,032
MKS Instruments, Inc.	207,679	7,657,125
Monolithic Power Systems, Inc.	139,155	9,508,461
MoSys, Inc. (a)(b)	165,767	200,578
Nanometrics, Inc. (a)	92,092	1,451,370
NeoPhotonics Corp. (a)	99,041	1,028,046
NVE Corp.	19,506	1,161,777
Omnivision Technologies, Inc. (a)	219,531	6,410,305
ON Semiconductor Corp. (a)	1,606,577	17,608,084
PDF Solutions, Inc. (a)	101,711	1,134,078
Photronics, Inc. (a)	255,315	2,800,806
Pixelworks, Inc. (a)(b)	90,594	232,827
PMC-Sierra, Inc. (a)	760,850	9,000,856
Power Integrations, Inc.	114,891	5,939,865
QuickLogic Corp. (a)(b)	211,902	277,592
Rambus, Inc. (a)(b)	440,865	5,259,519
Rubicon Technology, Inc. (a)(b)	86,191	86,191
Rudolph Technologies, Inc. (a)(b)	124,381	1,769,942
Semtech Corp. (a)	259,769	5,221,357
Sigma Designs, Inc. (a)	138,524	1,203,081
Silicon Laboratories, Inc. (a)(b)	150,088	8,121,262
Solar3D, Inc. (a)(b)	47,552	140,278
SolarEdge Technologies, Inc. (b)	26,733	524,769
SunEdison Semiconductor Ltd. (a)	157,629	1,505,357
SunEdison, Inc. (a)(b)	1,166,484	3,721,084
SunPower Corp. (a)(b)	195,852	4,692,614
Synaptics, Inc. (a)(b)	137,645	12,356,392
Teradyne, Inc.	801,072	16,646,276
Tessera Technologies, Inc.	175,955	5,604,167
Ultra Clean Holdings, Inc. (a)	117,268	594,549
Ultratech, Inc. (a)	112,397	1,866,914
Veeco Instruments, Inc. (a)(b)	150,845	3,084,780
Xcerra Corp. (a)	206,830	1,251,322
		382,150,067
Software - 4.4%
A10 Networks, Inc. (a)	145,657	1,123,015
ACI Worldwide, Inc. (a)	448,345	10,545,074
American Software, Inc. Class A	75,568	782,129
ANSYS, Inc. (a)	342,541	31,928,247
Aspen Technology, Inc. (a)	330,141	14,509,697
Asure Software, Inc. (a)	1,517	8,328
Aware, Inc. (a)	24,496	77,407
Barracuda Networks, Inc. (a)	86,573	1,647,484
Blackbaud, Inc.	177,230	10,949,269
Bottomline Technologies, Inc. (a)(b)	148,748	4,597,801
BroadSoft, Inc. (a)(b)	113,096	4,527,233
BSQUARE Corp. (a)	35,898	266,363
Cadence Design Systems, Inc. (a)(b)	1,096,115	24,443,365
Callidus Software, Inc. (a)	223,121	4,629,761
CDK Global, Inc.	604,634	28,665,698
Code Rebel Corp. (b)	13,533	50,613
CommVault Systems, Inc. (a)	162,030	6,639,989
Covisint Corp. (a)(b)	156,273	404,747
Datawatch Corp. (a)(b)	28,143	163,792
Digimarc Corp. (a)(b)	32,290	1,148,878
Digital Turbine, Inc. (a)(b)	126,543	194,876
Document Security Systems, Inc. (a)	81,780	17,174
Ebix, Inc. (b)	105,913	3,972,797
Ellie Mae, Inc. (a)(b)	108,779	6,944,451
EnerNOC, Inc. (a)(b)	96,330	410,366
EPIQ Systems, Inc.	126,421	1,710,476
Evolving Systems, Inc.	27,515	155,185
Fair Isaac Corp.	118,704	11,306,556
FalconStor Software, Inc. (a)	102,011	196,881
Finjan Holdings, Inc. (a)	93,776	132,224
FireEye, Inc. (a)(b)	527,982	12,080,228
Fortinet, Inc. (a)	543,671	19,583,029
Gigamon, Inc. (a)	100,566	2,724,333
Globalscape, Inc.	29,423	123,871
Glu Mobile, Inc. (a)(b)	415,467	1,404,278
GSE Systems, Inc. (a)	33,148	61,324
Guidance Software, Inc. (a)(b)	71,315	435,022
Guidewire Software, Inc. (a)(b)	265,231	15,736,155
HubSpot, Inc. (a)(b)	36,305	1,968,094
Imperva, Inc. (a)(b)	98,951	7,384,713
Infoblox, Inc. (a)(b)	193,287	2,907,036
Interactive Intelligence Group, Inc. (a)(b)	65,293	2,249,997
Jive Software, Inc. (a)	171,225	859,550
Majesco (a)	52,545	288,998
Majesco Entertainment Co. (a)	147,810	164,069
MAM Software Group, Inc. (a)	188	1,380
Manhattan Associates, Inc. (a)	279,538	21,412,611
Mentor Graphics Corp.	378,960	7,097,921
MicroStrategy, Inc. Class A (a)	34,465	5,975,197
Mitek Systems, Inc. (a)(b)	93,592	491,358
MobileIron, Inc. (a)(b)	138,364	600,500
Model N, Inc. (a)	67,893	790,275
Monotype Imaging Holdings, Inc.	159,003	4,202,449
NetSol Technologies, Inc. (a)	37,185	201,915
NetSuite, Inc. (a)(b)	139,113	11,880,250
Nuance Communications, Inc. (a)	944,518	19,768,762
NXT-ID, Inc. (a)(b)	21,173	8,088
Parametric Technology Corp. (a)	434,638	15,664,354
Park City Group, Inc. (a)(b)	44,265	511,261
Paycom Software, Inc. (a)(b)	134,471	5,862,936
Paylocity Holding Corp. (a)(b)	75,829	3,331,926
Pegasystems, Inc.	142,032	4,195,625
Progress Software Corp. (a)	194,976	4,677,474
Proofpoint, Inc. (a)(b)	147,197	10,791,012
PROS Holdings, Inc. (a)(b)	93,435	2,297,567
QAD, Inc.:
Class A	27,311	633,888
Class B	24,367	491,482
Qlik Technologies, Inc. (a)	342,882	10,907,076
Qualys, Inc. (a)(b)	88,431	3,401,056
Rapid7, Inc. (a)(b)	22,948	393,099
RealPage, Inc. (a)	203,637	4,522,778
RingCentral, Inc. (a)	208,689	4,781,065
Rosetta Stone, Inc. (a)	68,940	501,194
Rovi Corp. (a)(b)	338,708	4,000,141
SeaChange International, Inc. (a)(b)	126,310	880,381
ServiceNow, Inc. (a)(b)	546,154	47,520,860
Silver Spring Networks, Inc. (a)(b)	134,859	1,797,670
SITO Mobile Ltd. (a)(b)	68,717	184,162
Smith Micro Software, Inc. (a)	132,928	106,342
SolarWinds, Inc. (a)	249,075	14,553,452
Solera Holdings, Inc.	253,457	13,620,779
Sonic Foundry, Inc. (a)	57,013	369,444
Splunk, Inc. (a)	469,823	27,954,469
SS&C Technologies Holdings, Inc.	292,047	20,998,179
Synchronoss Technologies, Inc. (a)(b)	148,058	5,829,043
Synopsys, Inc. (a)	590,039	29,549,153
Tableau Software, Inc. (a)(b)	198,453	19,255,895
Take-Two Interactive Software, Inc. (a)(b)	315,917	11,173,984
Tangoe, Inc. (a)(b)	143,689	1,235,725
TeleCommunication Systems, Inc. Class A (a)	167,368	823,451
TeleNav, Inc. (a)	106,870	759,846
The Rubicon Project, Inc. (a)(b)	76,203	1,123,994
TiVo, Inc. (a)	368,048	3,308,752
Tubemogul, Inc. (a)(b)	57,029	706,019
Tyler Technologies, Inc. (a)(b)	122,267	21,817,323
Ultimate Software Group, Inc. (a)(b)	106,751	21,083,323
Upland Software, Inc.	16,242	119,054
Varonis Systems, Inc. (a)(b)	54,854	979,144
Vasco Data Security International, Inc. (a)(b)	107,243	2,003,299
Verint Systems, Inc. (a)	232,386	10,887,284
VirnetX Holding Corp. (a)(b)	160,384	416,998
VMware, Inc. Class A (a)(b)	293,062	17,996,937
Voltari Corp. (a)(b)	19,368	131,702
Vringo, Inc. (a)	47,632	160,044
Wave Systems Corp. Class A (a)	184,623	22,155
Workday, Inc. Class A (a)(b)	404,992	33,901,880
Workiva, Inc. (b)	63,714	1,194,638
Xura, Inc. (a)	91,492	2,366,898
Zendesk, Inc. (a)(b)	203,553	5,212,992
Zix Corp. (a)(b)	180,557	1,012,925
Zynga, Inc. (a)	2,933,024	7,567,202
		718,140,611
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	391,528	3,570,735
Avid Technology, Inc. (a)(b)	126,635	961,160
Concurrent Computer Corp.	30,661	152,385
Cray, Inc. (a)(b)	158,637	5,499,945
Crossroads Systems, Inc. (a)(b)	36,918	41,717
Dataram Corp. (a)	3,942	4,021
Diebold, Inc. (b)	244,628	8,481,253
Eastman Kodak Co. (a)(b)	134,578	1,754,897
Electronics for Imaging, Inc. (a)(b)	178,434	8,757,541
Hutchinson Technology, Inc. (a)(b)	106,906	394,483
Imation Corp. (a)	119,007	232,064
Immersion Corp. (a)	113,167	1,517,569
Intevac, Inc. (a)	82,658	410,810
ITUS Corp. (a)	34,351	96,526
Lexmark International, Inc. Class A	226,139	7,765,613
NCR Corp. (a)	636,112	17,244,996
Nimble Storage, Inc. (a)(b)	187,623	1,964,413
QLogic Corp. (a)	332,377	4,287,663
Qualstar Corp. (a)(b)	155,911	133,959
Quantum Corp. (a)(b)	964,773	849,869
Silicon Graphics International Corp. (a)(b)	140,864	825,463
Super Micro Computer, Inc. (a)(b)	137,566	3,378,621
Transact Technologies, Inc.	28,331	250,729
U.S.A. Technologies, Inc. (a)(b)	123,963	402,880
Violin Memory, Inc. (a)(b)	313,676	410,916
Xplore Technologies Corp. (a)	14,878	77,961
		69,468,189

TOTAL INFORMATION TECHNOLOGY		2,741,360,614

MATERIALS - 4.5%
Chemicals - 2.4%
A. Schulman, Inc.	114,535	3,964,056
AgroFresh Solutions, Inc. (a)(b)	94,349	608,551
Albemarle Corp. U.S.	418,503	22,415,021
American Vanguard Corp. (b)	100,323	1,581,090
Ashland, Inc.	240,715	27,116,545
Axalta Coating Systems	513,324	14,896,662
Axiall Corp.	262,013	5,460,351
Balchem Corp. (b)	118,893	8,142,982
BioAmber, Inc. (a)(b)	57,670	483,851
Cabot Corp.	243,454	10,599,987
Calgon Carbon Corp.	200,521	3,390,810
Celanese Corp. Class A	576,741	40,804,426
Chase Corp.	23,287	1,033,943
Chemtura Corp. (a)(b)	257,620	7,914,086
Codexis, Inc. (a)	91,779	350,596
Core Molding Technologies, Inc. (a)	30,292	431,661
Cytec Industries, Inc.	268,812	20,125,954
Ferro Corp. (a)	335,869	4,033,787
Flotek Industries, Inc. (a)(b)	194,459	2,220,722
FutureFuel Corp.	84,621	1,211,773
H.B. Fuller Co.	195,758	7,793,126
Hawkins, Inc.	37,806	1,550,046
Huntsman Corp.	767,451	9,608,487
Innophos Holdings, Inc.	76,978	2,287,786
Innospec, Inc.	95,744	5,591,450
Intrepid Potash, Inc. (a)	215,299	772,923
KMG Chemicals, Inc.	32,018	631,715
Koppers Holdings, Inc.	81,226	1,854,390
Kraton Performance Polymers, Inc. (a)	119,735	2,664,104
Kronos Worldwide, Inc.	93,968	607,973
LSB Industries, Inc. (a)(b)	72,807	517,658
Marrone Bio Innovations, Inc. (a)(b)	53,732	99,942
Metabolix, Inc. (a)(b)	20,616	42,675
Minerals Technologies, Inc.	129,953	7,997,308
NewMarket Corp.	39,832	16,456,591
Northern Technologies International Corp. (a)	5,288	88,838
Olin Corp.	614,906	13,386,504
OMNOVA Solutions, Inc. (a)	168,422	1,266,533
Platform Specialty Products Corp. (a)(b)	513,500	6,449,560
PolyOne Corp.	335,600	12,074,888
Quaker Chemical Corp.	49,586	4,226,215
Rayonier Advanced Materials, Inc. (b)	163,222	1,829,719
Rentech, Inc. (a)(b)	91,963	263,014
RPM International, Inc.	503,566	23,657,531
Senomyx, Inc. (a)(b)	176,669	817,977
Sensient Technologies Corp.	164,500	10,995,180
Stepan Co.	74,885	3,898,513
The Chemours Co. LLC	677,175	4,232,344
The Scotts Miracle-Gro Co. Class A	171,824	11,991,597
TOR Minerals International, Inc. (a)(b)	3,831	18,504
Trecora Resources (a)	74,645	1,079,367
Tredegar Corp.	97,247	1,532,613
Trinseo SA (a)(b)	44,097	1,259,410
Tronox Ltd. Class A (b)	246,268	1,433,280
Valhi, Inc. (b)	74,540	136,408
Valspar Corp. (b)	277,917	23,481,207
W.R. Grace & Co. (a)	269,005	26,421,671
Westlake Chemical Corp.	154,339	9,268,057
		395,071,958
Construction Materials - 0.2%
Eagle Materials, Inc.	187,347	12,941,931
Headwaters, Inc. (a)	281,913	5,404,272
Summit Materials, Inc.	167,107	3,805,026
Tecnoglass, Inc. (a)(b)	9,010	135,601
U.S. Concrete, Inc. (a)(b)	49,968	2,934,621
United States Lime & Minerals, Inc.	7,538	390,544
		25,611,995
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	15,097	1,376,544
Aptargroup, Inc.	235,255	17,521,792
Bemis Co., Inc.	366,431	17,266,229
Berry Plastics Group, Inc. (a)	447,107	16,256,811
Crown Holdings, Inc. (a)	512,512	26,604,498
Graphic Packaging Holding Co.	1,236,302	16,900,248
Greif, Inc.:
Class A	141,173	5,007,406
Class B	1,064	43,358
Myers Industries, Inc.	100,702	1,560,881
Packaging Corp. of America	365,645	24,860,204
Silgan Holdings, Inc.	148,315	8,057,954
Sonoco Products Co.	380,516	16,674,211
UFP Technologies, Inc. (a)	22,606	551,812
		152,681,948
Metals & Mining - 0.7%
A.M. Castle & Co. (a)(b)	69,394	163,770
AK Steel Holding Corp. (a)(b)	651,322	1,550,146
Allegheny Technologies, Inc. (b)	415,331	5,262,244
Ampco-Pittsburgh Corp.	34,089	395,773
Carpenter Technology Corp. (b)	193,526	6,955,324
Century Aluminum Co. (a)(b)	196,626	733,415
Cliffs Natural Resources, Inc. (b)	571,822	1,280,881
Coeur d'Alene Mines Corp. (a)(b)	498,582	1,276,370
Commercial Metals Co.	437,654	6,472,903
Compass Minerals International, Inc. (b)	126,504	10,644,047
Comstock Mining, Inc. (a)(b)	223,980	103,008
Friedman Industries	19,700	117,018
General Moly, Inc. (a)(b)	202,841	54,585
Globe Specialty Metals, Inc.	246,804	2,509,997
Gold Resource Corp. (b)	181,901	405,639
Golden Minerals Co. (a)(b)	115,781	25,240
Handy & Harman Ltd. (a)	25,445	585,998
Haynes International, Inc.	48,096	1,880,554
Hecla Mining Co. (b)	1,445,542	2,789,896
Horsehead Holding Corp. (a)(b)	226,328	556,767
Kaiser Aluminum Corp.	66,982	5,741,697
Materion Corp.	78,533	2,279,028
McEwen Mining, Inc. (b)	850,583	757,019
Mines Management, Inc. (a)(b)	69,165	16,005
Olympic Steel, Inc.	34,711	390,846
Paramount Gold Nevada Corp. (a)(b)	22,744	24,336
Pershing Gold Corp. (a)(b)	9,519	36,743
Real Industries, Inc. (a)(b)	96,773	994,826
Reliance Steel & Aluminum Co.	273,975	16,112,470
Royal Gold, Inc. (b)	244,665	8,795,707
Ryerson Holding Corp. (a)(b)	44,874	222,575
Schnitzer Steel Industries, Inc. Class A	107,315	1,771,771
Solitario Exploration & Royalty Corp. (a)(b)	57,827	28,914
Steel Dynamics, Inc.	904,006	15,720,664
Stillwater Mining Co. (a)(b)	477,825	4,472,442
SunCoke Energy, Inc.	244,877	925,635
Synalloy Corp.	24,589	201,630
Timberline Resources Corp. (a)(b)	17,764	6,750
TimkenSteel Corp. (b)	147,662	1,507,629
U.S. Antimony Corp. (a)	114,807	39,034
United States Steel Corp. (b)	542,392	4,377,103
Universal Stainless & Alloy Products, Inc. (a)	23,505	253,854
Worthington Industries, Inc.	188,182	5,790,360
		114,230,613
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	147,876	4,628,519
Clearwater Paper Corp. (a)	73,754	3,599,933
Deltic Timber Corp.	44,462	2,914,929
Domtar Corp.	241,534	9,924,632
Kapstone Paper & Packaging Corp.	321,817	7,810,499
Louisiana-Pacific Corp. (a)(b)	529,073	9,734,943
Mercer International, Inc. (SBI)	164,887	1,756,047
Neenah Paper, Inc.	64,648	4,297,153
P.H. Glatfelter Co.	174,467	3,103,768
Resolute Forest Products (a)	362,934	2,794,592
Schweitzer-Mauduit International, Inc.	115,651	4,836,525
Wausau-Mosinee Paper Corp.	193,176	1,978,122
		57,379,662

TOTAL MATERIALS		744,976,176

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)(b)	331,549	3,912,278
Alaska Communication Systems Group, Inc. (a)	196,814	377,883
Alteva	20,153	92,502
Atlantic Tele-Network, Inc.	43,046	3,386,429
Cincinnati Bell, Inc. (a)	778,913	2,936,502
Cogent Communications Group, Inc. (b)	160,706	5,393,293
Consolidated Communications Holdings, Inc. (b)	185,457	4,041,108
Elephant Talk Communication, Inc. (a)	798,023	263,348
FairPoint Communications, Inc. (a)(b)	80,193	1,468,334
Fusion Telecommunications International (a)	63,636	144,454
General Communications, Inc. Class A (a)	117,122	2,432,624
Globalstar, Inc. (a)(b)	1,012,310	2,206,836
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,077,247
IDT Corp. Class B	65,993	824,253
inContact, Inc. (a)(b)	240,727	2,375,975
Inteliquent, Inc.	128,380	2,466,180
Intelsat SA (a)(b)	107,923	501,842
Iridium Communications, Inc. (a)(b)	298,509	2,438,819
Lumos Networks Corp.	77,694	916,012
Ooma, Inc. (a)	10,798	83,685
ORBCOMM, Inc. (a)(b)	239,361	1,534,304
PDVWireless, Inc. (b)(c)	47,839	1,265,342
Premiere Global Services, Inc. (a)	161,424	2,238,951
Straight Path Communications, Inc. Class B (a)(b)	35,407	424,884
Towerstream Corp. (a)(b)	213,735	87,631
Vonage Holdings Corp. (a)	681,065	4,392,869
Windstream Holdings, Inc. (b)	380,449	2,370,197
Zayo Group Holdings, Inc. (a)	155,826	3,786,572
		53,440,354
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)(b)	127,101	841,409
Leap Wireless International, Inc. rights (a)	194,908	502,863
NII Holdings, Inc. (a)(b)	370,431	2,559,678
NTELOS Holdings Corp. (a)	61,719	565,963
SBA Communications Corp. Class A (a)	477,298	50,192,658
Shenandoah Telecommunications Co.	86,733	4,187,469
Spok Holdings, Inc.	83,733	1,546,549
Sprint Corp. (a)(b)	2,966,844	10,828,981
T-Mobile U.S., Inc. (a)	1,034,025	36,707,888
Telephone & Data Systems, Inc.	378,038	10,694,695
U.S. Cellular Corp. (a)	60,357	2,516,283
		121,144,436

TOTAL TELECOMMUNICATION SERVICES		174,584,790

UTILITIES - 3.3%
Electric Utilities - 1.1%
Allete, Inc.	172,115	8,769,259
Cleco Corp.	226,538	11,351,819
El Paso Electric Co.	163,435	6,316,763
Empire District Electric Co.	175,327	3,992,196
Genie Energy Ltd. Class B	65,626	750,105
Great Plains Energy, Inc.	554,208	14,958,074
Hawaiian Electric Industries, Inc.	411,587	11,763,156
IDACORP, Inc.	185,283	12,606,655
ITC Holdings Corp.	578,019	21,317,341
MGE Energy, Inc.	147,108	6,394,785
OGE Energy Corp.	754,826	19,708,507
Otter Tail Corp.	152,771	4,068,292
PNM Resources, Inc.	293,112	8,500,248
Portland General Electric Co.	328,476	12,127,334
Spark Energy, Inc. Class A, (b)	12,018	217,045
UIL Holdings Corp.	216,813	11,024,941
Unitil Corp.	68,493	2,406,159
Westar Energy, Inc.	518,431	22,126,635
		178,399,314
Gas Utilities - 1.0%
Atmos Energy Corp.	375,065	23,370,300
Chesapeake Utilities Corp.	60,296	3,213,174
Delta Natural Gas Co., Inc.	18,073	375,557
Gas Natural, Inc.	40,523	354,171
Laclede Group, Inc. (b)	150,179	8,764,446
National Fuel Gas Co.	320,984	14,675,388
New Jersey Resources Corp.	331,481	9,961,004
Northwest Natural Gas Co.	107,385	5,240,388
ONE Gas, Inc.	200,134	9,756,533
Piedmont Natural Gas Co., Inc.	305,596	17,770,407
Questar Corp.	648,163	12,282,689
RGC Resources, Inc.	3,401	72,883
South Jersey Industries, Inc.	274,207	6,295,793
Southwest Gas Corp.	178,942	10,035,067
UGI Corp.	647,368	22,444,249
WGL Holdings, Inc.	191,379	11,800,429
		156,412,478
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)	66,943	33,472
Black Hills Corp. (b)	190,139	8,160,766
Calpine Corp. (a)	1,266,220	18,714,732
Dynegy, Inc. (a)(b)	427,858	6,897,071
NRG Yield, Inc.:
Class A	127,027	1,726,297
Class C	222,293	3,143,223
Ormat Technologies, Inc. (b)	146,677	5,390,380
Pattern Energy Group, Inc. (b)	213,766	3,828,549
Talen Energy Corp. (a)(b)	312,000	2,430,480
TerraForm Global, Inc. (a)(b)	171,005	689,150
Terraform Power, Inc. (b)	266,531	1,839,064
U.S. Geothermal, Inc. (a)(b)	370,926	218,848
Vivint Solar, Inc. (a)(b)	85,973	695,522
		53,767,554
Multi-Utilities - 0.4%
Alliant Energy Corp.	419,398	25,243,566
Avista Corp.	235,667	8,156,435
MDU Resources Group, Inc.	733,381	12,775,497
NorthWestern Energy Corp.	178,960	9,758,689
Vectren Corp.	314,699	13,396,736
		69,330,923
Water Utilities - 0.5%
American States Water Co.	141,671	5,926,098
American Water Works Co., Inc.	669,513	38,671,071
Aqua America, Inc.	681,326	19,996,918
Artesian Resources Corp. Class A	26,535	695,482
Cadiz, Inc. (a)(b)	56,904	212,252
California Water Service Group	186,749	4,207,455
Connecticut Water Service, Inc.	46,745	1,697,311
Middlesex Water Co.	68,851	1,764,651
Pure Cycle Corp. (a)(b)	69,664	353,196
SJW Corp.	63,232	1,920,356
York Water Co.	46,646	1,112,974
		76,557,764

TOTAL UTILITIES		534,468,033

TOTAL COMMON STOCKS
(Cost $13,053,066,723)		16,331,266,927
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (Cost $162,465)	162,465	53,033

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.25% 2/4/16 to 3/3/16 (d)
(Cost $6,996,875)	7,000,000	6,997,705
	Shares	Value

Money Market Funds - 20.2%
Fidelity Cash Central Fund, 0.18% (e)	44,282,221	$44,282,221
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	3,267,866,099	3,267,866,099
TOTAL MONEY MARKET FUNDS
(Cost $3,312,148,320)		3,312,148,320
TOTAL INVESTMENT PORTFOLIO - 120.1%
(Cost $16,372,374,383)		19,650,465,985
NET OTHER ASSETS (LIABILITIES) - (20.1)%		(3,288,224,785)
NET ASSETS - 100%		$16,362,241,200

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
89 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	12,994,890	$964,689
164 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	19,612,760	1,757,956
TOTAL FUTURES CONTRACTS		$32,607,650	$2,722,645

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,265,342 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,084,665.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,244
Fidelity Securities Lending Cash Central Fund	24,986,146
Total	$25,092,390

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,517,578,686	$2,517,578,686	$--	$--
Consumer Staples	542,013,826	542,013,826	--	--
Energy	627,284,608	627,284,608	--	--
Financials	4,229,566,653	4,229,565,634	1,018	1
Health Care	2,099,441,319	2,099,426,799	--	14,520
Industrials	2,119,992,222	2,119,992,222	--	--
Information Technology	2,741,360,614	2,741,360,614	--	--
Materials	744,976,176	744,976,176	--	--
Telecommunication Services	174,584,790	174,081,927	--	502,863
Utilities	534,468,033	534,468,033	--	--
Corporate Bonds	53,033	--	53,033	--
U.S. Government and Government Agency Obligations	6,997,705	--	6,997,705	--
Money Market Funds	3,312,148,320	3,312,148,320	--	--
Total Investments in Securities:	$19,650,465,985	$19,642,896,845	$7,051,756	$517,384
Derivative Instruments:
Assets
Futures Contracts	$2,722,645	$2,722,645	$--	$--
Total Assets	$2,722,645	$2,722,645	$--	$--
Total Derivative Instruments:	$2,722,645	$2,722,645	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $16,404,266,842. Net unrealized depreciation aggregated $3,246,199,143, of which $5,201,708,933 related to appreciated investment securities and $1,955,509,790 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016